                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06557

                                STI Classic Funds
               (Exact name of registrant as specified in charter)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

STI CLASSIC EQUITY FUNDS
AGGRESSIVE GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (21.9%)
Best Buy Co., Inc.                                        124,700   $     6,134
Blue Nile, Inc. *                                         156,800         5,784
Coach, Inc. *                                             176,900         7,600
eBay, Inc. *                                              371,900        11,183
Life Time Fitness, Inc. *                                  69,500         3,371
Monster Worldwide, Inc. *                                 129,800         6,054
Nutri/System, Inc. *                                      109,100         6,916
Starbucks Corp. *                                         343,600        12,170
Urban Outfitters, Inc. *                                  182,500         4,203
Walt Disney Co. (The)                                     232,700         7,975
                                                                    -----------
                                                                         71,390
                                                                    -----------
CONSUMER STAPLES (3.1%)
Whole Foods Market, Inc.                                  210,900         9,898
                                                                    -----------
FINANCIALS (9.8%)
BlackRock, Inc., Cl A                                      72,200        10,967
CB Richard Ellis Group, Inc., Cl A *                       80,500         2,673
Euronet Worldwide, Inc. *                                 149,000         4,424
Greenhill & Co., Inc.                                      26,400         1,948
Legg Mason, Inc.                                           66,200         6,292
Portfolio Recovery Associates, Inc. *                     115,800         5,407
                                                                    -----------
                                                                         31,711
                                                                    -----------
HEALTH CARE  (18.8%)
Alcon, Inc.                                                53,400         5,969
Celgene Corp. *                                            96,300         5,540
Covance, Inc. *                                            57,600         3,393
Edwards Lifesciences Corp. *                               39,000         1,835
Gen-Probe, Inc. *                                          33,800         1,770
Genentech, Inc. *                                         122,200         9,914
Gilead Sciences, Inc. *                                   207,650        13,482
IDEXX Laboratories, Inc. *                                 41,000         3,251
Kyphon, Inc. *                                             77,800         3,143
Psychiatric Solutions, Inc. *                             235,200         8,825
Varian Medical Systems, Inc. *                             78,600         3,739
                                                                    -----------
                                                                         60,861
                                                                    -----------
INDUSTRIALS (2.3%)
Corporate Executive Board Co. (The)                        39,800         3,490
US Airways Group, Inc. *                                   74,100         3,991
                                                                    -----------
                                                                          7,481
                                                                    -----------
INFORMATION TECHNOLOGY (35.3%)
Akamai Technologies, Inc. *                                67,600         3,591
Alliance Data Systems Corp. *                             102,800         6,422
Apple Computer, Inc. *                                    238,400        20,226
aQuantive, Inc. *                                         322,100         7,943
Broadcom Corp., Cl A *                                    203,100         6,562
Cognizant Technology Solutions Corp.,
Cl A *                                                    229,900        17,739
F5 Networks, Inc. *                                        90,600         6,723
Google, Inc., Cl A *                                       28,900        13,308
Paychex, Inc.                                             161,600         6,390

QUALCOMM, Inc.                                            322,100        12,172
SiRF Technology Holdings, Inc. *                          123,900         3,162
SunPower Corp., Cl A *                                     46,700         1,736
Yahoo!, Inc. *                                            340,700         8,701
                                                                    -----------
                                                                        114,675
                                                                    -----------
SOFTWARE  (0.9%)
Adobe Systems, Inc. *                                      67,800         2,788
                                                                    -----------
TELECOMMUNICATION SERVICES (6.9%)
American Tower Corp., Cl A *                               69,000         2,572
NII Holdings, Inc. *                                      241,600        15,569
Time Warner Telecom, Inc., Cl A *                         210,400         4,193
                                                                    -----------
                                                                         22,334
                                                                    -----------
TOTAL COMMON STOCKS (COST $276,831)                                     321,138
                                                                    -----------
MONEY MARKET (3.4%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (b)               11,039,248        11,039
                                                                    -----------
TOTAL MONEY MARKET (COST $11,039)                                        11,039
                                                                    -----------
TOTAL INVESTMENTS (COST $287,870) (a) - 102.4%                          332,177
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%                           (7,913)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   324,264
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $289,671 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $ 53,776
Unrealized Depreciation ..........................    (11,270)
                                                     --------
Unrealized Appreciation (Depreciation) ...........   $ 42,506
                                                     ========

(b)  Affiliate investment.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
CAPITAL APPRECIATION FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (99.9%)
CONSUMER DISCRETIONARY (13.9%)
Carnival Corp. (b)                                        301,300   $    14,779
Coach, Inc. *                                             419,200        18,009
Comcast Corp., Cl A *                                     272,900        11,429
E.W. Scripps Co. (The), Cl A                              314,700        15,716
Gap, Inc. (The)                                           567,800        11,072
Garmin Ltd. (b)                                           300,600        16,731
Lowe's Cos., Inc. (b)                                     695,700        21,671
Newell Rubbermaid, Inc.                                   453,700        13,135
TJX Cos., Inc. (The) (b)                                  435,000        12,389
Walt Disney Co. (The)                                     701,400        24,037
Whirlpool Corp. (b)                                       120,300         9,987
YUM! Brands, Inc.                                         208,500        12,260
                                                                    -----------
                                                                        181,215
                                                                    -----------
CONSUMER STAPLES (5.5%)
Anheuser-Busch Cos., Inc. (b)                             373,800        18,391
Colgate-Palmolive Co.                                     185,400        12,095
PepsiCo, Inc.                                             250,800        15,688
Procter & Gamble Co. (The)                                401,400        25,798
                                                                    -----------
                                                                         71,972
                                                                    -----------
ENERGY (7.9%)
Chevron Corp.                                             252,000        18,530
Exxon Mobil Corp.                                         597,000        45,748
Halliburton Co.                                           488,500        15,168
Nabors Industries Ltd. * (b)                              289,600         8,624
Schlumberger Ltd.                                         241,700        15,266
                                                                    -----------
                                                                        103,336
                                                                    -----------
FINANCIALS (19.2%)
Ambac Financial Group, Inc. (b)                           209,600        18,669
American Express Co.                                      219,300        13,305
American International Group, Inc.                        419,300        30,047
Bank of America Corp.                                     445,700        23,796
Chubb Corp. (The)                                         286,500        15,159
Genworth Financial, Inc., Cl A                            531,300        18,176
Goldman Sachs Group, Inc. (The)                           138,400        27,590
JPMorgan Chase & Co.                                      545,600        26,352
Merrill Lynch & Co., Inc. (b)                             201,700        18,778
MGIC Investment Corp. (b)                                 196,700        12,302
Morgan Stanley                                            329,000        26,790
SLM Corp.                                                 212,600        10,369
Wells Fargo & Co.                                         263,000         9,352
                                                                    -----------
                                                                        250,685
                                                                    -----------
HEALTH CARE (19.8%)
AmerisourceBergen Corp.                                   439,000        19,737
Baxter International, Inc.                                586,800        27,222
Forest Laboratories, Inc. *                               553,700        28,017
Health Management Associates, Inc., Cl A                  415,200         8,765
Johnson & Johnson                                         458,500        30,269
Lincare Holdings, Inc. *                                  444,200        17,697

Omnicare, Inc. (b)                                        257,100         9,932
Pfizer, Inc.                                            1,132,000        29,318
Quest Diagnostics, Inc. (b)                               433,500        22,976
Sanofi-Aventis ADR                                        409,500        18,907
Schering-Plough Corp.                                     961,000        22,718
Universal Health Services, Inc., Cl B                     323,000        17,904
Vertex Pharmaceuticals, Inc. *                            203,500         7,615
                                                                    -----------
                                                                        261,077
                                                                    -----------
INDUSTRIALS (11.8%)
3M Co.                                                    321,100        25,023
Danaher Corp. (b)                                         225,400        16,328
Emerson Electric Co.                                      369,800        16,297
General Electric Co.                                      743,800        27,677
Honeywell International, Inc.                             432,100        19,548
Illinois Tool Works, Inc.                                 222,000        10,254
Raytheon Co.                                              568,600        30,023
United Parcel Service, Inc., Cl B                         130,300         9,770
                                                                    -----------
                                                                        154,920
                                                                    -----------
INFORMATION TECHNOLOGY (18.4%)
ASML Holding NV *                                         714,000        17,586
Cisco Systems, Inc. *                                   1,037,400        28,351
Comverse Technology, Inc. * (b)                           468,200         9,884
Corning, Inc. *                                         1,084,300        20,287
EMC Corp. *                                             1,330,000        17,556
Global Payments, Inc.                                     365,800        16,937
Harris Corp.                                              284,000        13,024
International Business Machines Corp.                     124,300        12,076
Intersil Corp., Cl A (b)                                  429,300        10,269
Microsoft Corp.                                           872,000        26,038
Oracle Corp. *                                            834,100        14,296
QUALCOMM, Inc.                                            369,000        13,945
STMicroelectronics NV (b)                                 780,900        14,369
Symantec Corp. * (b)                                      622,200        12,973
Zebra Technologies Corp., Cl A * (b)                      370,800        12,900
                                                                    -----------
                                                                        240,491
                                                                    -----------
MATERIALS (1.5%)
Praxair, Inc.                                             320,900        19,039
                                                                    -----------
TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc. (b)                                            683,500        24,435
                                                                    -----------
TOTAL COMMON STOCKS (COST $1,106,640)                                 1,307,170
                                                                    -----------
SHORT-TERM INVESTMENT (14.5%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)         189,634,593       189,635
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $189,635)                             189,635
                                                                    -----------
MONEY MARKET (0.5%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (d)             6,752,190         6,752
                                                                    -----------
TOTAL MONEY MARKET (COST $6,752)                                          6,752
                                                                    -----------
TOTAL INVESTMENTS (COST $1,303,027) (a) - 114.9%                      1,503,557
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.9)%                        (194,652)
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,308,905
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,303,421 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $221,929
Unrealized Depreciation...........................    (21,793)
                                                     --------
Unrealized Appreciation (Depreciation)............   $200,136
                                                     ========

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $183,876.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Affiliate Investment.

ADR - American Depositary Receipt
Cl  - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
EMERGING GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (99.7%)
CONSUMER DISCRETIONARY (15.1%)
Blue Nile, Inc. *                                          65,800   $     2,427
J. Crew Group, Inc. *                                      10,200           393
Life Time Fitness, Inc. *                                  59,400         2,881
Monster Worldwide, Inc. *                                  68,400         3,191
Nordstrom, Inc.                                            62,400         3,079
Nutri/System, Inc. *                                       47,100         2,986
Polo Ralph Lauren Corp.                                    40,200         3,122
                                                                    -----------
                                                                         18,079
                                                                    -----------
CONSUMER STAPLES (2.3%)
Whole Foods Market, Inc.                                   58,900         2,764
                                                                    -----------
FINANCIALS (19.9%)
BlackRock, Inc., Cl A                                      32,300         4,906
CB Richard Ellis Group, Inc., Cl A *                       69,900         2,321
eHealth, Inc. *                                            83,800         1,685
Euronet Worldwide, Inc. *                                 121,200         3,598
Greenhill & Co., Inc.                                      25,400         1,875
Huron Consulting Group, Inc. *                             69,500         3,151
Legg Mason, Inc.                                           28,200         2,680
Portfolio Recovery Associates, Inc. *                      79,900         3,731
                                                                    -----------
                                                                         23,947
                                                                    -----------
HEALTH CARE (15.2%)
Amylin Pharmaceuticals, Inc. *                             41,200         1,486
Covance, Inc. *                                            43,200         2,545
Gen-Probe, Inc. *                                          31,400         1,644
Hologic, Inc. *                                            39,000         1,844
IDEXX Laboratories, Inc. *                                 18,900         1,499
Kyphon, Inc. *                                             50,800         2,052
Psychiatric Solutions, Inc. *                             103,000         3,865
Varian Medical Systems, Inc. *                             51,400         2,445
Vertex Pharmaceuticals, Inc. *                             24,300           909
                                                                    -----------
                                                                         18,289
                                                                    -----------
INDUSTRIALS (7.2%)
Alaska Air Group, Inc. *                                   45,500         1,797
Fuel Tech, Inc. *                                          29,200           719
Mobile Mini, Inc. *                                        44,500         1,199
US Airways Group, Inc. *                                   45,900         2,472
World Fuel Services Corp.                                  54,200         2,410
                                                                    -----------
                                                                          8,597
                                                                    -----------
INFORMATION TECHNOLOGY (28.9%)
Alliance Data Systems Corp. *                              28,200         1,762
aQuantive, Inc. *                                         179,000         4,414
Baidu.com, Inc. ADR *                                      16,000         1,804
Cognizant Technology Solutions Corp., Cl A *               59,400         4,582
DivX, Inc. *                                               65,800         1,518
F5 Networks, Inc. *                                        78,900         5,854
Riverbed Technology, Inc. *                               100,900         3,098
Shutterfly, Inc. *                                         88,100         1,269
SiRF Technology Holdings, Inc. *                           94,000         2,399

Smith Micro Software, Inc. *                               87,100         1,236
SunPower Corp., Cl A *                                     66,600         2,476
ViaSat, Inc. *                                            102,000         3,041
WebSideStory, Inc. *                                       92,900         1,176
                                                                    -----------
                                                                         34,629
                                                                    -----------
TELECOMMUNICATION SERVICES (11.1%)
Crown Castle International Corp. *                         94,800         3,062
NII Holdings, Inc. *                                       84,800         5,465
SBA Communications Corp., Cl A *                           45,400         1,249
Time Warner Telecom, Inc., Cl A *                         178,600         3,559
                                                                    -----------
                                                                         13,335
                                                                    -----------
TOTAL COMMON STOCKS (COST $105,173)                                     119,640
                                                                    -----------
MONEY MARKET (4.8%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (b)                5,825,190         5,825
                                                                    -----------
TOTAL MONEY MARKET (COST $5,825)                                          5,825
                                                                    -----------
TOTAL INVESTMENTS (COST $110,998) (a) - 104.5%                          125,465
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%                           (5,354)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   120,111
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $111,190 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $16,776
Unrealized Depreciation...........................    (2,501)
                                                     -------
Unrealized Appreciation (Depreciation)............   $14,275
                                                     =======

(b)  Affiliate investment.

ADR - American Depositary Receipt
Cl  - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
FOREIGN COMMON STOCKS (96.5%)
AUSTRALIA (4.7%)
Australia & New Zealand Banking                           357,053   $     7,948
Group Ltd.
Babcock & Brown Ltd. (b)                                  338,943         6,633
BlueScope Steel Ltd.                                      260,001         1,769
Leighton Holdings Ltd. (b)                                323,143         5,156
Lend Lease Corp. Ltd.                                     120,281         1,750
OneSteel Ltd.                                             519,055         1,917
Oxiana Ltd.                                               628,896         1,573
Promina Group Ltd.                                      1,073,606         5,862
Qantas Airways Ltd.                                       652,861         2,689
QBE Insurance Group Ltd.                                  129,674         2,952
Rio Tinto Group Ltd. (b)                                  110,865         6,500
Sims Group Ltd. (b)                                       105,606         1,685
Smorgon Steel Group Ltd.                                1,175,763         1,726
St. George Bank Ltd. (b)                                   97,262         2,533
Zinifex Ltd.                                              142,098         2,107
                                                                    -----------
                                                                         52,800
                                                                    -----------
BELGIUM (1.1%)
Delhaize Group (b)                                         80,570         6,716
Fortis                                                    142,252         6,068
                                                                    -----------
                                                                         12,784
                                                                    -----------
DENMARK (0.5%)
Danske Bank A/S (b)                                       121,486         5,399
                                                                     ----------
FINLAND (1.3%)
Fortum Corp.                                              112,374         3,198
Nokia Corp., Cl A                                         543,749        11,110
                                                                    -----------
                                                                         14,308
                                                                    -----------
FRANCE (10.9%)
Air France-KLM                                            139,487         5,871
AXA                                                       285,447        11,555
BNP Paribas                                               128,354        14,001
Bouygues SA                                                29,355         1,884
Capgemini SA                                               69,676         4,373
Compagnie de Saint-Gobain                                  62,640         5,263
Compagnie Generale de Geophysique SA * (b)                 18,890         4,094
Credit Agricole SA                                        184,121         7,743
France Telecom SA (b)                                     255,729         7,071
Lafarge SA                                                 60,558         9,008
Schneider Electric SA                                      15,604         1,732
Societe Generale                                           63,566        10,790
SUEZ SA (b)                                               200,359        10,375
TOTAL SA (b)                                              167,646        12,093
VINCI SA (b)                                               71,385         9,121
Vivendi Universal SA                                      221,929         8,674
                                                                    -----------
                                                                        123,648
                                                                    -----------
GERMANY (7.7%)
Allianz AG                                                 56,254        11,503
BASF AG                                                    97,609         9,545

Continental AG (b)                                         60,204         7,009
Deutsche Bank AG                                           70,618         9,468
Deutsche Telekom AG (b)                                   347,860         6,377
E.ON AG                                                    84,810        11,563
Henkel KGaA                                                15,171         2,235
MAN AG                                                     94,125         8,536
PUMA Rudolf Dassler Sport AG                               12,603         4,924
SAP AG                                                     79,128         4,213
Stada Arzneimittel AG                                      51,571         2,949
ThyssenKrupp AG (b)                                       172,741         8,151
                                                                    -----------
                                                                         86,473
                                                                    -----------
HONG KONG (1.7%)
BOC Hong Kong Holdings Ltd.                             1,230,121         3,337
China Mobile Ltd.                                         350,483         3,028
CLP Holdings Ltd.                                         346,569         2,562
CNOOC Ltd.                                              3,979,240         3,781
Guoco Group Ltd.                                          251,610         3,106
Wharf Holdings Ltd. (The)                                 763,104         2,821
                                                                    -----------
                                                                         18,635
                                                                    -----------
IRELAND (1.1%)
Anglo Irish Bank Corp. PLC                                255,192         5,292
CRH PLC                                                   159,860         6,655
                                                                    -----------
                                                                         11,947
                                                                    -----------
ITALY (3.1%)
Banca Intesa SpA                                          503,345         3,887
Benetton Group SpA                                        194,588         3,714
Eni SpA                                                   427,171        14,366
Mediaset SpA (b)                                          509,976         6,051
UniCredito Italiano SpA                                   746,025         6,538
                                                                    -----------
                                                                         34,556
                                                                    -----------
JAPAN (21.8%)
Astellas Pharma, Inc.                                      51,016         2,319
Brother Industries Ltd.                                   276,147         3,739
Canon, Inc. (b)                                            96,866         5,454
Daicel Chemical Industries Ltd.                           502,288         3,542
DENSO Corp.                                               110,452         4,381
East Japan Railway Co.                                      1,946        13,001
Honda Motor Co. Ltd.                                      301,457        11,907
ITOCHU Corp.                                            1,152,880         9,466
KDDI Corp.                                                    672         4,558
Keisei Electric Railway Co. Ltd.                          239,090         1,360
Kitz Corp.                                                412,331         3,458
Komatsu Ltd.                                              593,081        12,037
Kubota Corp.                                              268,736         2,489
Makino Milling Machine Co. Ltd.                           198,672         2,356
Makita Corp.                                              193,954         5,950
Matsushita Electric Industrial Co. Ltd.                   160,159         3,197
Mitsubishi Rayon Co. Ltd.                                 312,404         2,100
Mitsui Trust Holdings, Inc.                               353,609         4,059
Mizuho Financial Group, Inc.                                1,808        12,915
Nippon Telegraph & Telephone Corp.                          1,254         6,176
Nissan Motor Co. Ltd.                                     189,200         2,279
NSK Ltd.                                                  456,799         4,503
Okinawa Electric Power Co., Inc. (The)                     77,278         4,767
ORIX Corp.                                                 40,036        11,591
Ricoh Co. Ltd.                                            308,134         6,293
SAN-A Co. Ltd.                                                559            18
Sankyo Co. Ltd.                                            63,753         3,531
Sekisui Chemical Co. Ltd.                                 790,299         6,303

Shin-Etsu Chemical Co. Ltd.                                36,045         2,414
Sumitomo Chemical Co. Ltd.                              1,139,311         8,838
Sumitomo Corp.                                            575,743         8,618
Sumitomo Metal Industries Ltd.                          1,668,791         7,251
Sumitomo Mitsui Financial Group, Inc.                       1,212        12,427
Taiheiyo Cement Corp.                                   1,056,180         4,136
Takeda Pharmaceutical Co. Ltd.                            117,752         8,085
Tokyo Electron Ltd.                                        43,862         3,458
Toyota Motor Corp.                                        367,494        24,583
Yamada Denki Co. Ltd.                                           7             1
Yamaha Motor Co. Ltd. (b)                                 269,356         8,466
Yamatake Corp.                                            213,409         4,744
                                                                    -----------
                                                                        246,770
                                                                    -----------
NETHERLANDS (3.7%)
ABN AMRO Holding NV                                       259,573         8,343
Akzo Nobel NV                                              97,251         5,932
ASML Holding NV *                                          84,413         2,099
Heineken NV                                                42,356         2,014
ING Groep NV                                              271,576        12,039
Royal DSM NV                                               90,125         4,453
Royal KPN NV                                              479,313         6,814
                                                                    -----------
                                                                         41,694
                                                                    -----------
NEW ZEALAND (0.7%)
Fletcher Building Ltd.                                    973,005         7,572
                                                                    -----------
NORWAY (2.3%)
DNB NOR ASA                                               338,016         4,800
Norsk Hydro ASA                                           181,377         5,632
Orkla ASA                                                 151,055         8,556
Telenor ASA                                               344,890         6,489
                                                                    -----------
                                                                         25,477
                                                                    -----------
PORTUGAL (0.3%)
Energias de Portugal SA                                   604,599         3,064
                                                                    -----------
SINGAPORE (1.0%)
United Overseas Bank Ltd.                                 410,806         5,199
UOL Group Ltd.                                          1,106,525         3,132
Wing Tai Holdings Ltd.                                  2,141,744         3,185
                                                                    -----------
                                                                         11,516
                                                                    -----------
SPAIN (2.1%)
Banco Santander Central Hispano SA (b)                    835,414        15,592
Endesa SA (b)                                              71,315         3,373
Telefonica SA                                             247,462         5,265
                                                                    -----------
                                                                         24,230
                                                                    -----------
SWEDEN (2.9%)
Alfa Laval AB                                             125,817         5,683
Autoliv, Inc.                                              38,175         2,307
Nordea Bank AB                                            210,415         3,245
Sandvik AB (b)                                            371,569         5,404
Swedish Match AB                                          394,063         7,373
Telefonaktiebolaget LM Ericsson                         2,292,213         9,264
                                                                    -----------
                                                                         33,276
                                                                    -----------
SWITZERLAND (6.3%)
Credit Suisse Group                                       203,808        14,264
Nestle SA (b)                                              41,276        14,672
Novartis AG                                               280,619        16,184
Roche Holding Ltd. (b)                                     73,937        13,263
UBS AG                                                     47,729         2,902
Zurich Financial Services                                  35,319         9,510
                                                                    -----------

                                                                         70,795
                                                                    -----------
UNITED KINGDOM (23.3%)
Allied Irish Banks PLC                                    282,472         8,434
Anglo American PLC                                        232,644        11,345
Anglo Irish Bank Corp. PLC                                 16,072           332
AstraZeneca PLC                                           223,534        12,008
Aviva PLC                                                 605,094         9,737
Barclays PLC                                            1,291,927        18,463
Barratt Developments PLC                                  110,499         2,672
BHP Billiton PLC                                          490,538         8,974
Bodycote International PLC                              1,043,241         4,662
BP PLC                                                  1,384,514        15,382
British Airways PLC *                                     744,526         7,689
British American Tobacco PLC                              351,981         9,847
BT Group PLC                                            2,214,066        13,069
CRH PLC                                                    31,690         1,321
De La Rue PLC                                             287,728         3,630
DSG International PLC                                   1,459,432         5,471
GlaxoSmithKline PLC                                       552,698        14,542
HSBC Holdings PLC                                       1,181,303        21,530
International Power PLC                                   989,598         7,396
National Grid PLC                                         529,324         7,637
Next PLC                                                   77,277         2,723
Royal & Sun Alliance Insurance Group PLC                2,282,125         6,813
Royal Bank of Scotland Group PLC (The)                    459,748        17,938
Royal Dutch Shell PLC, Cl A                               176,017         6,208
Royal Dutch Shell PLC, Cl A                               424,281        14,827
Royal Dutch Shell PLC, Cl B                               289,669        10,151
Scottish & Newcastle PLC                                  562,122         6,157
Tate & Lyle PLC                                           209,704         3,155
Vodafone Group PLC                                      4,383,118        12,142
                                                                    -----------
                                                                        264,255
                                                                    -----------
TOTAL FOREIGN COMMON STOCKS (COST $803,205)                           1,089,199
                                                                    -----------
FOREIGN PREFERRED STOCKS (0.9%)
GERMANY (0.9%)
Fresenius AG, 1.510%                                       24,906         5,327
ProSiebenSat.1 Media AG, 0.840%                           150,328         4,788
                                                                    -----------
TOTAL FOREIGN PREFERRED STOCKS (COST $8,057)                             10,115
                                                                    -----------
SHORT-TERM INVESTMENTS (10.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash
   Sweep, 4.470%                                        5,520,761         5,521
CSFB Enhanced Liquidity Portfolio, 5.471% (c)         108,602,012       108,602
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $114,123)                            114,123
                                                                    -----------
TOTAL INVESTMENTS (COST $925,385) (a) - 107.5%                        1,213,437
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%                          (84,603)
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,128,834
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $934,302 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $281,106
Unrealized Depreciation...........................     (1,971)
                                                     --------
Unrealized Appreciation (Depreciation)............   $279,135
                                                     ========

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $103,856.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class
PLC - Public Limited Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of December 31, 2006, were as follows (unaudited):

Consumer Discretionary       10.8%


Consumer Staples              5.4


Energy                        6.8


Financials                   29.5


Health Care                   6.6


Industrials                  12.5


Information Technology        4.1


Materials                    10.5


Short - Term Investments     10.1


Telecommunication Services    6.4


Utilities                     4.8

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY INDEX FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCK (0.0%)
UNITED STATES (0.0%)
Ship Finance International Ltd. (b)                         4,300   $       102
                                                                    -----------
TOTAL COMMON STOCK (COST $73)                                               102
                                                                    -----------
FOREIGN COMMON STOCKS (96.2%)
AUSTRALIA (3.9%)
AGL Energy Ltd. *                                          33,400           426
Alinta Ltd.                                                19,288           180
Alumina Ltd.                                               78,578           393
Amcor Ltd.                                                 48,118           275
AMP Ltd.                                                   99,498           793
Aristocrat Leisure Ltd. (b)                                22,596           284
Australia & New Zealand Banking Group Ltd.                 90,307         2,010
AXA Asia Pacific Holdings Ltd.                             55,893           322
BHP Billiton Ltd.                                         180,391         3,600
BlueScope Steel Ltd.                                       45,870           312
Boral Ltd.                                                 40,875           246
Brambles Ltd. *                                            57,353           581
Brambles Ltd. *                                            34,279           342
Centro Properties Group                                    54,208           389
Coca-Cola Amatil Ltd.                                      52,906           324
Coles Myer Ltd.                                            67,703           748
Commonwealth Bank of Australia                             64,652         2,524
Computershare Ltd.                                         33,134           233
CSL Ltd.                                                   10,412           537
CSR Ltd.                                                   88,300           261
Foster's Group Ltd.                                       114,547           625
GPT Group                                                 133,553           590
Insurance Australia Group Ltd.                            101,898           511
John Fairfax Holdings Ltd. (b)                             82,219           313
Lend Lease Corp. Ltd.                                      27,713           403
Lion Nathan Ltd.                                           39,384           254
Macquarie Bank Ltd.                                        14,332           893
Macquarie Goodman Group (b)                                93,485           561
Macquarie Infrastructure Group                            157,769           431
Mirvac Group Ltd.                                          90,741           400
National Australia Bank Ltd.                               80,471         2,565
Newcrest Mining Ltd.                                       18,422           383
Orica Ltd.                                                 18,249           350
Origin Energy Ltd.                                         63,473           414
Perpetual Ltd.                                              5,205           321
QBE Insurance Group Ltd.                                   43,159           983
Rinker Group Ltd.                                          48,267           687
Rio Tinto Group Ltd. (b)                                   14,150           830
Santos Ltd.                                                47,132           367
Sonic Healthcare Ltd.                                      23,530           276
Stockland Trust Group                                      99,741           652
Suncorp-Metway Ltd. (b)                                    39,016           627
Sydney Roads Group                                         52,589            55
TABCORP Holdings Ltd.                                      30,565           406

Telstra Corp. Ltd. (b)                                    113,153           370
Toll Holdings Ltd.                                         38,546           556
Transurban Group (b)                                       61,523           370
Wesfarmers Ltd.                                            24,821           735
Westfield Group                                            71,524         1,185
Westpac Banking Corp.                                      91,775         1,755
Woodside Petroleum Ltd.                                    30,018           903
Woolworths Ltd.                                            61,612         1,162
WorleyParsons Ltd. (b)                                     15,824           266
Zinifex Ltd.                                               33,046           490
                                                                    -----------
                                                                         36,469
                                                                    -----------
AUSTRIA (1.6%)
BETandWIN.com Interactive Entertainment AG * (b)            4,357            93
BOHLER-UDDEHOLM AG                                         13,240           928
Erste Bank der oesterreichischen Sparkassen AG             39,245         3,009
Flughafen Wien AG                                           3,519           346
Immofinanz Immobilien Anlagen AG *                         74,312         1,059
Meinl European Land Ltd. *                                 41,086         1,055
OMV AG                                                     36,036         2,045
Raiffeisen International Bank-Holding AG (b)                7,383         1,126
RHI AG * (b)                                                6,822           348
Telekom Austria AG                                         78,670         2,108
Verbund AG                                                 18,065           964
voestalpine AG                                             20,624         1,164
Wiener Staedtische Allgemeine Versicherung AG               6,465           454
Wienerberger AG                                            14,658           871
                                                                    -----------
                                                                         15,570
                                                                    -----------
BELGIUM (2.0%)
Agfa-Gevaert NV                                            14,463           370
Barco NV                                                    2,315           211
Belgacom SA (b)                                            19,620           864
Delhaize Group (b)                                          9,428           786
Dexia Group                                                66,511         1,822
Fortis                                                    134,462         5,736
Groep Colruyt                                               2,158           461
Groupe Bruxelles Lambert SA                                 8,875         1,067
InBev                                                      21,597         1,424
KBC Bank & Insurance Holding Co. NV                        21,449         2,630
Mobistar SA                                                 4,281           365
NV Bekaert SA                                               1,916           239
NV Umicore SA                                               3,567           607
Omega Pharma NV                                             3,029           228
Solvay SA (b)                                               7,286         1,117
UCB SA (b)                                                 10,877           746
                                                                    -----------
                                                                         18,673
                                                                    -----------
DENMARK (1.4%)
A.P. Moller-Maersk A/S                                        150         1,413
Bang & Olufsen A/S, Cl B (b)                                1,910           246
Carlsberg A/S, Cl B                                         4,500           447
Coloplast A/S, Cl B (b)                                     4,394           398
Danisco A/S                                                 6,809           580
Danske Bank A/S (b)                                        49,268         2,190
DSV A/S                                                     3,150           576
FLS Industries A/S                                          6,450           410
GN Store Nord A/S (b)                                      30,900           457

H. Lundbeck A/S                                             9,200           254
Jyske Bank A/S *                                            9,275           659
Novo Nordisk A/S, Cl B                                     31,737         2,643
Novozymes A/S, Cl B                                         6,870           591
Sydbank A/S                                                10,950           523
Topdanmark A/S *                                            2,500           413
Trygvesta A/S (b)                                           3,700           283
Vestas Wind Systems A/S *                                  25,038         1,058
William Demant Holding *                                    4,307           349
                                                                    -----------
                                                                         13,490
                                                                    -----------
FINLAND (0.9%)
Cargotec Corp., Cl B                                        5,572           310
Fortum Corp.                                               22,749           647
Kone Oyj, Cl B                                              6,824           387
Metso Corp.                                                 8,000           404
Neste Oil Oyj                                              11,003           334
Nokia Corp., Cl A                                         192,181         3,926
Sampo PLC, Cl A                                            25,675           687
Stora Enso Oyj                                             33,496           531
Tietoenator Oyj (b)                                         5,289           171
UPM-Kymmene Corp.                                          29,132           735
                                                                    -----------
                                                                          8,132
                                                                    -----------
FRANCE (10.6%)
Accor                                                      17,025         1,319
Air France-KLM                                              9,858           415
Alcatel                                                   111,303         1,601
Alstom *                                                    8,791         1,192
Atos Origin SA *                                            6,051           359
AXA                                                       131,360         5,318
BNP Paribas                                                65,479         7,143
Bouygues SA (b)                                            17,023         1,093
Business Objects SA * (b)                                   9,093           357
Capgemini SA                                               10,296           646
Carrefour SA                                               47,702         2,892
Casino Guichard-Perrachon SA                                4,093           380
CNP Assurances SA                                           2,791           312
Compagnie de Saint-Gobain                                  25,040         2,104
Compagnie Generale des Etablissements Michelin,
   Cl B                                                    12,716         1,217
Credit Agricole SA                                         46,945         1,974
Dassault Systemes SA (b)                                    4,961           263
Essilor International SA                                    8,425           906
Euronext Paris SA                                           8,836         1,044
European Aeronautic Defence & Space Co. Eads
   NV (b)                                                  27,977           964
France Telecom SA (b)                                     135,709         3,753
Gaz de France (b)                                          15,234           701
Gecina SA                                                   2,273           435
Groupe Danone                                              18,918         2,867
Hermes International (b)                                    6,030           754
Imerys                                                      3,354           298
Klepierre                                                   2,987           564
L'Air Liquide Prime Fidelite                                1,069           254
L'Air Liquide SA                                            8,130         1,930
L'Oreal SA                                                 22,653         2,269
Lafarge SA                                                 12,042         1,791
Lagardere SCA                                              10,353           834
LVMH Moet Hennessy Louis Vuitton SA                        19,301         2,037
M6 Metropole Television                                     6,690           239
Neopost SA                                                  3,160           397

PagesJaunes SA                                             12,867           256
Pernod Ricard                                               6,180         1,419
Pinault-Printemps-Redoute SA                                4,848           724
PSA Peugeot Citroen SA                                     13,658           905
Publicis Groupe SA                                         11,170           471
Renault SA                                                 15,192         1,825
Safran SA (b)                                              14,584           338
Sanofi-Aventis                                             79,722         7,360
Schneider Electric SA                                      18,566         2,061
Societe BIC                                                 4,498           313
Societe Generale                                           27,339         4,641
Societe Television Francaise 1                             10,468           388
Sodexho Alliance SA                                         8,825           554
SUEZ SA (b)                                                81,943         4,243
Technip SA (b)                                             10,636           730
Thales                                                      9,004           449
Thomson                                                    26,244           513
TOTAL SA (b)                                              174,779        12,606
Unibail Holding                                             4,427         1,082
Valeo SA                                                    6,474           269
Vallourec SA                                                2,995           871
Veolia Environnement SA                                    24,290         1,872
VINCI SA                                                   17,466         2,232
Vivendi Universal SA                                       92,698         3,623
Zodiac SA (b)                                               3,745           252
                                                                    -----------
                                                                        100,619
                                                                    -----------
GERMANY (14.2%)
Adidas-Salomon AG (b)                                      30,783         1,537
Allianz AG                                                 61,614        12,599
ALTANA AG (b)                                              11,268           697
BASF AG                                                    72,575         7,097
Bayer AG                                                  105,797         5,702
Beiersdorf AG                                               8,698           565
Bilfinger Berger AG                                         6,958           509
Celesio AG                                                 13,686           728
Commerzbank AG                                             91,897         3,487
Continental AG                                             19,423         2,261
DaimlerChrysler AG (b)                                    132,844         8,229
Deutsche Bank AG                                           75,490        10,121
Deutsche Boerse AG                                         15,491         2,857
Deutsche Lufthansa AG                                      33,938           933
Deutsche Post AG                                            3,502           103
Deutsche Post AG                                          113,083         3,418
Deutsche Postbank AG                                        8,404           707
Deutsche Telekom AG (b)                                   414,543         7,600
Douglas Holding AG                                          6,789           351
E.ON AG                                                    90,074        12,280
Heidelberger Druckmaschinen AG                             10,661           505
Henkel KGaA                                                 8,837         1,302
Hochtief AG                                                 7,238           526
Hypo Real Estate Holding AG                                20,765         1,307
Infineon Technologies AG *                                114,529         1,611
IVG Immobilien AG                                          15,998           697
Karstadt Quelle AG * (b)                                   12,195           354
Linde AG                                                   15,924         1,650
MAN AG                                                     18,906         1,715
Merck KGaA                                                  8,130           845
METRO AG                                                   20,673         1,315
MLP AG (b)                                                 10,855           216
Muenchener Rueckversicherungs AG (b)                       28,554         4,937
PUMA Rudolf Dassler Sport AG                                1,959           765

Rheinmetall AG                                              6,832           518
RWE AG (b)                                                 64,901         7,149
Salzgitter AG                                               6,955           915
SAP AG (b)                                                129,756         6,909
Siemens AG                                                123,527        12,327
Solarworld AG (b)                                           6,661           418
Suedzucker AG                                              10,745           258
ThyssenKrupp AG                                            54,650         2,579
TUI AG (b)                                                 32,991           661
Volkswagen AG (b)                                          25,280         2,868
Wincor Nixdorf AG                                           3,034           469
                                                                    -----------
                                                                        134,597
                                                                    -----------
GREECE (1.2%)
Alpha Bank SA                                              51,306         1,551
Coca-Cola HBC                                              13,800           539
Cosmote Mobile Telecommunications SA                       15,790           467
EFG Eurobank Ergasias SA                                   29,756         1,078
Hellenic Petroleum SA                                      19,180           264
Hellenic Technodomiki Tev SA                               26,180           292
Hellenic Telecommunications Organization SA *              43,670         1,312
National Bank of Greece SA                                 48,619         2,240
OPAP SA                                                    30,980         1,197
Piraeus Bank SA                                            30,000           967
Public Power Corp. SA                                      15,540           394
Titan Cement Co. SA                                         7,840           427
Viohalco SA                                                18,180           227
                                                                    -----------
                                                                         10,955
                                                                    -----------
HONG KONG (0.9%)
Bank of East Asia Ltd.                                    111,585           632
BOC Hong Kong Holdings Ltd.                               194,000           526
Cheung Kong Holdings Ltd.                                  68,000           837
CLP Holdings Ltd.                                          40,100           296
Esprit Holdings Ltd.                                       44,500           497
Foxconn International Holdings Ltd. * (b)                  97,000           317
Hang Seng Bank Ltd.                                        16,100           220
Henderson Land Development Co. Ltd.                        54,000           302
Hong Kong & China Gas Co. Ltd. (The)                      157,237           354
Hong Kong Exchanges & Clearing Ltd.                        58,000           638
Hongkong Electric Holdings Ltd. (b)                        46,000           225
Hutchison Whampoa Ltd.                                     95,080           966
Li & Fung Ltd.                                            147,400           459
Link REIT (The)                                           104,000           214
New World Development Co. Ltd.                            169,000           340
PCCW Ltd.                                                 215,326           131
Sun Hung Kai Properties Ltd.                               65,600           754
Swire Pacific Ltd. (b)                                     51,500           553
Wharf Holdings Ltd. (The)                                  84,000           311
                                                                    -----------
                                                                          8,572
                                                                    -----------
IRELAND (1.4%)
Allied Irish Banks PLC                                     73,962         2,198
Bank of Ireland                                            42,123         1,443
Bank of Ireland                                            76,909         1,776
C&C Group PLC                                              30,100           534
C&C Group PLC                                               4,500            80

CRH PLC                                                    46,895         1,952
DCC PLC                                                    11,376           387
DEPFA Bank PLC                                             55,676           996
Elan Corp. PLC *                                           17,605           250
Experian Group Ltd. *                                      31,602           371
Grafton Group PLC *                                        28,278           473
Independent News & Media PLC                               82,827           329
Independent News & Media PLC                                  156             1
Irish Life & Permanent PLC                                 26,986           744
Kerry Group PLC                                             3,912            98
Kerry Group PLC, Cl A                                      16,342           601
Kingspan Group PLC                                         14,621           387
Ryanair Holdings PLC *                                     26,051           359
                                                                    -----------
                                                                         12,979
                                                                    -----------
ITALY (8.9%)
Alleanza Assicurazioni SpA (b)                             55,830           745
Arnoldo Mondadori Editore SpA (b)                          27,901           292
Assicurazioni Generali SpA                                155,937         6,848
Autogrill SpA                                              20,663           380
Autostrade SpA (b)                                         51,616         1,485
Banca Fideuram SpA (b)                                     63,129           416
Banca Intesa SpA                                          662,400         5,115
Banca Intesa SpA                                          157,025         1,146
Banca Monte dei Paschi di Siena SpA (b)                   190,669         1,234
Banca Popolare di Milano Scarl SpA                         80,260         1,393
Banche Popolari Unite SpA                                  63,831         1,754
Banco Popolare di Verona e Novara Scrl SpA (b)             67,992         1,952
Benetton Group SpA                                         14,363           274
Bulgari SpA                                                29,964           425
Capitalia SpA                                             294,467         2,787
Enel SpA                                                  707,412         7,297
Eni SpA                                                   438,287        14,740
Fiat SpA * (b)                                             97,577         1,865
Finmeccanica SpA                                           48,561         1,316
Fondiaria-Sai SpA                                          13,510           646
Gruppo Editoriale L'Espresso SpA (b)                       44,146           240
Italcementi SpA                                            12,881           363
Lottomatica SpA                                            12,963           539
Luxottica Group SpA                                        24,211           744
Mediaset SpA (b)                                          130,920         1,553
MEDIOBANCA-Banca di Credito Finanziario SpA                81,708         1,929
Mediolanum SpA (b)                                         53,219           434
Pirelli & C. SpA (b)                                      567,648           565
Sanpaolo IMI SpA                                          185,022         4,298
Seat Pagine Gialle SpA                                    851,278           507
Snam Rete Gas SpA                                         165,838           941
Telecom Italia RNC SpA (b)                                966,503         2,452
Telecom Italia SpA                                      1,764,293         5,333
Terna SpA                                                 205,105           695
Tiscali SpA * (b)                                          63,228           211
UniCredito Italiano SpA                                 1,312,167        11,500
                                                                    -----------
                                                                         84,414
                                                                    -----------
JAPAN (21.0%)
77 Bank Ltd.                                               33,000           209
Acom Co. Ltd.                                               5,950           200
Advantest Corp.                                            12,600           722
AEON Co. Ltd.                                              42,300           915
AEON Credit Service Co. Ltd.                                9,000           171

Aiful Corp.                                                 5,800           163
Aisin Seiki Co. Ltd.                                       15,700           526
Ajinomoto Co., Inc.                                        47,000           621
All Nippon Airways Co. Ltd.                                55,000           195
Alps Electric Co. Ltd.                                     17,800           193
Amada Co. Ltd.                                             31,000           329
Ariake Japan Co. Ltd.                                          40             1
Asahi Breweries Ltd.                                       30,400           487
Asahi Glass Co. Ltd. (b)                                   67,000           805
Asahi Kasei Corp.                                          95,000           622
Astellas Pharma, Inc.                                      37,361         1,699
Bank of Fukuoka Ltd. (The)                                 49,000           357
Bank of Yokohama Ltd. (The)                                90,000           705
Benesse Corp.                                               6,100           232
Bridgestone Corp.                                          44,500           993
Canon, Inc. (b)                                            73,000         4,110
Casio Computer Co. Ltd. (b)                                20,300           461
Central Japan Railway Co.                                     111         1,147
Chiba Bank Ltd. (The)                                      61,000           516
Chubu Electric Power Co., Inc.                             44,200         1,322
Chugai Pharmaceutical Co. Ltd.                             21,200           437
Citizen Watch Co. Ltd. (b)                                 36,100           276
Credit Saison Co. Ltd.                                     14,200           489
CSK Corp.                                                   5,900           252
Dai Nippon Printing Co. Ltd.                               45,000           695
Daiichi Sankyo Co. Ltd.                                    52,325         1,636
Daikin Industries Ltd.                                     17,900           623
Daimaru, Inc. (The)                                        20,000           271
Dainippon Ink & Chemicals, Inc.                            67,000           261
Daito Trust Construction Co. Ltd.                           6,900           317
Daiwa House Industry Co. Ltd.                              42,000           731
Daiwa Securities Group, Inc. (b)                           95,000         1,066
Denki Kagaku Kogyo KK                                      49,000           204
DENSO Corp.                                                35,900         1,424
Dentsu, Inc.                                                  146           428
DOWA Mining Co. Ltd.                                       25,000           214
East Japan Railway Co.                                        237         1,583
Eisai Co. Ltd.                                             17,600           967
Electric Power Development Co. Ltd.                        11,320           499
FANUC Ltd.                                                 13,200         1,300
Fast Retailing Co. Ltd.                                     4,000           382
Fuji Electric Co. Ltd.                                     49,000           266
Fuji Photo Film Co. Ltd.                                   34,100         1,401
Fujikura Ltd.                                              30,000           264
Fujitsu Ltd.                                              135,000         1,060
Furukawa Electric Co. Ltd. (The)                           52,000           327
Gunma Bank Ltd. (The)                                      42,000           252
Hirose Electric Co. Ltd.                                    2,700           307
Hitachi Chemical Co. Ltd.                                   9,500           262
Hitachi Ltd. (b)                                          235,000         1,465
Hokkaido Electric Power Co., Inc.                          11,600           296
Hokuhoku Financial Group, Inc.                             96,000           352
Honda Motor Co. Ltd.                                      106,400         4,203
Hoya Corp.                                                 30,000         1,170
Ibiden Co. Ltd.                                            10,200           514
INPEX Holdings, Inc. *                                         69           567
Isetan Co. Ltd.                                            16,200           293
Ishikawajima-Harima Heavy Industries Co. Ltd.              94,000           318
ITOCHU Corp.                                              120,000           985
Japan Real Estate Investment Corp.                             35           377
Japan Retail Fund Investment Corp.                             36           293

Japan Tobacco, Inc.                                           315         1,522
JFE Holdings, Inc.                                         40,975         2,111
JGC Corp.                                                  18,000           309
Joyo Bank Ltd. (The)                                       60,300           333
JSR Corp.                                                  13,900           360
Kajima Corp. (b)                                           76,000           333
Kamigumi Co. Ltd.                                          28,000           229
Kaneka Corp.                                               25,000           228
Kansai Electric Power Co., Inc. (The)                      44,300         1,195
Kansai Paint Co. Ltd.                                      24,000           190
Kao Corp.                                                  34,000           917
Kawasaki Heavy Industries Ltd. (b)                        102,000           383
Kawasaki Kisen Kaisha Ltd. (b)                             48,000           376
KDDI Corp.                                                    176         1,194
Keihin Electric Express Railway Co. Ltd. (b)               42,000           289
Keio Electric Railway Co. Ltd.                             52,000           336
Keyence Corp.                                               2,860           709
Kintetsu Corp. (b)                                        132,250           386
Kirin Brewery Co. Ltd.                                     55,000           865
Kobe Steel Ltd.                                           229,000           785
Kokuyo Co. Ltd.                                            13,700           217
Komatsu Ltd.                                               66,800         1,356
Konami Corp.                                                8,900           269
Konica Minolta Holdings, Inc. *                            39,000           551
Kubota Corp.                                               87,000           806
Kuraray Co. Ltd.                                           29,000           342
Kurita Water Industries Ltd. (b)                           12,400           268
Kyocera Corp.                                              11,800         1,113
Kyowa Hakko Kogyo Co. Ltd.                                 29,000           248
Kyushu Electric Power Co., Inc.                            23,200           612
Lawson, Inc.                                                5,500           197
Leopalace21 Corp.                                          10,000           319
Mabuchi Motor Co. Ltd.                                      3,500           208
Makita Corp.                                                9,900           304
Marubeni Corp.                                            127,000           645
Marui Co. Ltd.                                             25,300           295
Matsushita Electric Industrial Co. Ltd.                   133,880         2,672
Matsushita Electric Works Ltd.                             31,000           359
Millea Holdings, Inc.                                      50,400         1,779
Minebea Co. Ltd.                                           39,000           273
Mitsubishi Chemical Holdings Corp.                         86,000           542
Mitsubishi Corp.                                           97,400         1,834
Mitsubishi Electric Corp.                                 140,000         1,278
Mitsubishi Estate Co. Ltd.                                 84,000         2,174
Mitsubishi Gas Chemical Co., Inc.                          30,000           314
Mitsubishi Heavy Industries Ltd.                          240,000         1,091
Mitsubishi Logistics Corp. (b)                             14,000           217
Mitsubishi Materials Corp.                                 75,000           282
Mitsubishi Rayon Co. Ltd.                                  42,000           282
Mitsubishi Tokyo Financial Group, Inc.                        592         7,316
Mitsui & Co. Ltd.                                         115,000         1,720
Mitsui Chemicals, Inc.                                     53,000           408
Mitsui Engineering & Shipbuilding Co. Ltd.                 73,000           237
Mitsui Fudosan Co. Ltd. (b)                                62,000         1,514
Mitsui Mining & Smelting Co. Ltd.                          49,000           245
Mitsui O.S.K. Lines Ltd. (b)                               85,000           839
Mitsui Sumitomo Insurance Co. Ltd.                         85,340           934
Mitsui Trust Holdings, Inc.                                48,000           551
Mitsukoshi Ltd.                                            39,000           183

Mizuho Financial Group, Inc.                                  668         4,773
Murata Manufacturing Co. Ltd.                              15,000         1,015
Namco Bandai Holdings, Inc. (b)                            20,050           294
NEC Corp.                                                 154,000           736
NGK Insulators Ltd.                                        25,000           386
NGK Spark Plug Co. Ltd. (b)                                15,000           282
Nidec Corp.                                                 8,600           665
Nikko Cordial Corp.                                        64,000           734
Nikon Corp. (b)                                            25,000           548
Nintendo Co. Ltd.                                           7,100         1,844
Nippon Building Fund, Inc. (b)                                 37           491
Nippon Electric Glass Co. Ltd.                             19,000           399
Nippon Express Co. Ltd.                                    70,000           383
Nippon Meat Packers, Inc.                                  16,000           175
Nippon Mining Holdings, Inc.                               71,000           511
Nippon Oil Corp.                                           99,000           662
Nippon Sheet Glass Co. Ltd.                                38,000           178
Nippon Steel Corp.                                        447,000         2,570
Nippon Telegraph & Telephone Corp.                            356         1,753
Nippon Unipac Holding                                          75           283
Nippon Yusen KK (b)                                        94,000           687
Nissan Chemical Industries Ltd.                            16,000           199
Nissan Motor Co. Ltd.                                     155,800         1,876
Nisshin Seifun Group, Inc.                                 18,300           189
Nisshin Steel Co. Ltd.                                     82,000           305
Nissin Food Products Co. Ltd.                               7,300           271
Nitto Denko Corp.                                          12,500           626
NOK Corp.                                                   9,200           181
Nomura Holdings, Inc.                                     121,500         2,292
Nomura Research Institute Ltd.                              2,200           319
NSK Ltd.                                                   37,000           365
NTN Corp.                                                  37,000           332
NTT DATA Corp.                                                 97           486
NTT DoCoMo, Inc.                                            1,277         2,018
Obayashi Corp.                                             52,000           337
Odakyu Electric Railway Co. Ltd. (b)                       61,000           390
Oji Paper Co. Ltd.                                         59,000           313
Olympus Corp.                                              18,000           566
OMRON Corp.                                                18,600           528
Onward Kashiyama Co. Ltd.                                  14,000           179
Oriental Land Co. Ltd.                                      4,800           251
ORIX Corp.                                                  6,530         1,891
Osaka Gas Co. Ltd.                                        144,000           536
Pioneer Corp. (b)                                          16,300           224
Promise Co. Ltd.                                            6,950           216
Rakuten, Inc.                                                 553           258
Resona Holdings, Inc. (b)                                     332           907
Ricoh Co. Ltd.                                             49,000         1,001
ROHM Co. Ltd.                                               8,200           817
Sankyo Co. Ltd.                                             4,600           255
SANYO Electric Co. Ltd. * (b)                             132,000           168
SBI Holdings, Inc.                                            821           277
Secom Co. Ltd.                                             15,800           819
Sega Sammy Holdings, Inc.                                  15,104           407
Seiko Epson Corp.                                          12,500           304
Sekisui Chemical Co. Ltd.                                  38,000           303
Sekisui House Ltd.                                         40,000           583
Seven & I Holdings Co. Ltd.                                56,440         1,755
Sharp Corp.                                                72,000         1,240
Shimamura Co. Ltd.                                          2,000           230
Shimano, Inc. (b)                                           8,300           241
Shimizu Corp.                                              51,000           255

Shin-Etsu Chemical Co. Ltd.                                27,200         1,822
Shinsei Bank Ltd.                                         111,000           653
Shionogi & Co. Ltd.                                        24,000           472
Shiseido Co. Ltd.                                          27,000           585
Shizuoka Bank Ltd. (The)                                   48,000           476
Showa Denko KK                                             85,000           326
Showa Shell Sekiyu KK                                      19,100           214
SMC Corp.                                                   4,400           624
Softbank Corp. (b)                                         53,100         1,033
Sompo Japan Insurance, Inc.                                62,000           758
Sony Corp.                                                 70,000         3,000
Stanley Electric Co. Ltd. (b)                              14,400           289
Sumitomo Chemical Co. Ltd.                                110,000           853
Sumitomo Corp.                                             82,600         1,236
Sumitomo Electric Industries Ltd. (b)                      56,300           880
Sumitomo Heavy Industries Ltd.                             44,000           462
Sumitomo Metal Industries Ltd.                            308,000         1,338
Sumitomo Metal Mining Co. Ltd.                             39,000           500
Sumitomo Mitsui Financial Group, Inc.                         428         4,389
Sumitomo Realty & Development Co. Ltd.                     29,000           931
Sumitomo Trust & Banking Co. Ltd. (The)                    94,000           986
Suruga Bank Ltd.                                           21,000           260
Suzuken Co. Ltd.                                            6,400           241
T&D Holdings, Inc.                                         16,900         1,118
Taiheiyo Cement Corp.                                      70,000           274
Taisei Corp. (b)                                           78,000           238
Taisho Pharmaceutical Co. Ltd.                             12,000           218
Taiyo Yuden Co. Ltd. (b)                                   16,000           282
Takashimaya Co. Ltd. (b)                                   23,000           325
Takeda Pharmaceutical Co. Ltd.                             59,300         4,072
Takefuji Corp.                                              9,410           372
TDK Corp.                                                   9,700           771
Teijin Ltd.                                                65,000           400
Terumo Corp.                                               13,100           515
THK Co. Ltd.                                                9,700           250
Tobu Railway Co. Ltd.                                      78,000           377
Toho Co. Ltd. (b)                                          14,400           260
Tohoku Electric Power Co., Inc.                            28,300           708
Tokyo Electric Power Co., Inc. (The)                       78,500         2,540
Tokyo Electron Ltd.                                        12,200           962
Tokyo Gas Co. Ltd. (b)                                    149,000           793
Tokyu Corp.                                                91,000           583
TonenGeneral Sekiyu KK (b)                                 29,000           287
Toppan Printing Co. Ltd.                                   44,000           486
Toray Industries, Inc.                                    103,000           772
Toshiba Corp. (b)                                         210,000         1,368
Tosoh Corp.                                                46,000           203
Tostem Inax Holding Corp.                                  21,312           449
TOTO Ltd. (b)                                              23,700           237
Toyo Seikan Kaisha Ltd.                                    13,600           225
Toyobo Co. Ltd.                                            74,000           223
Toyota Industries Corp.                                    14,000           644
Toyota Motor Corp.                                        195,300        13,066
Trend Micro, Inc.                                           7,500           220
Ube Industries Ltd.                                        88,000           253
Uni-Charm Corp.                                             4,200           250
UNY Co. Ltd.                                               16,000           208
Ushio, Inc.                                                12,600           259
USS Co. Ltd.                                                2,960           193

Wacoal Corp.                                               16,000           217
West Japan Railway Co.                                        144           616
Yahoo Japan Corp. (b)                                       1,079           430
Yakult Honsha Co. Ltd.                                     10,700           308
Yamada Denki Co. Ltd.                                       6,660           565
Yamaha Corp.                                               15,300           324
Yamaha Motor Co. Ltd.                                      14,300           449
Yamato Transport Co. Ltd.                                  32,000           492
Yokogawa Electric Corp.                                    20,400           324
                                                                    -----------
                                                                        199,105
                                                                    -----------
NETHERLANDS (3.5%)
ABN AMRO Holding NV                                       125,022         4,018
AEGON NV                                                   98,557         1,878
Akzo Nobel NV                                              19,001         1,159
ASML Holding NV *                                          34,793           865
Fugro NV                                                    6,000           287
Hagemeyer NV * (b)                                         43,224           219
Heineken NV                                                16,555           787
ING Groep NV                                              129,168         5,728
Mittal Steel Co. NV                                        37,386         1,578
Mittal Steel Co. NV                                        21,100           891
QIAGEN NV * (b)                                            22,416           344
Randstad Holding NV                                         3,853           266
Reed Elsevier NV (b)                                       47,767           815
Rodamco Europe NV                                           4,646           618
Royal Ahold NV *                                          111,518         1,186
Royal DSM NV                                               11,152           551
Royal KPN NV                                              137,913         1,960
Royal Numico NV                                            12,293           661
Royal Philips Electronics NV                               86,058         3,245
SBM Offshore NV                                            12,700           437
TPG NV                                                     30,641         1,318
Unilever NV (b)                                           114,282         3,122
Vedior NV                                                  13,551           281
Wolters Kluwer NV                                          22,491           647
                                                                    -----------
                                                                         32,861
                                                                    -----------
NEW ZEALAND (0.5%)
Auckland International Airport Ltd. (b)                   334,300           516
Contact Energy Ltd.                                        77,603           455
Fisher & Paykel Appliances Holdings Ltd.                   95,674           259
Fisher & Paykel Healthcare Corp. Ltd.                     162,014           486
Fletcher Building Ltd.                                    122,611           954
Kiwi Income Property Trust                                331,361           359
Sky City Entertainment Group Ltd. (b)                     143,943           521
Telecom Corp. of New Zealand Ltd. (b)                     446,139         1,527
                                                                    -----------
                                                                          5,077
                                                                    -----------
NORWAY (1.5%)
Acergy SA *                                                25,100           483
Det Norske Oljeselskap ASA *                               95,200           176
DNB NOR ASA                                                91,040         1,293
Frontline Ltd. (b)                                          8,400           271
Norsk Hydro ASA                                            95,600         2,968
Norske Skogindustrier ASA                                  24,150           417
Orkla ASA                                                  26,600         1,507
Petroleum Geo-Services ASA *                               21,402           503
Schibsted ASA (b)                                          10,600           379
Seadrill Ltd. *                                            34,600           584
Statoil ASA                                                82,500         2,188

Storebrand ASA                                             36,600           466
Tandberg ASA                                               20,694           312
Telenor ASA                                                98,600         1,855
Tomra Systems ASA (b)                                      27,950           193
Yara International ASA                                     30,840           701
                                                                    -----------
                                                                         14,296
                                                                    -----------
PORTUGAL (1.1%)
Banco BPI SA                                               93,608           730
Banco Comercial Portugues SA                              467,648         1,728
Banco Espirito Santo SA                                    48,555           873
Brisa-Auto-estradas de Portugal SA                         76,323           952
CIMPOR-Cimentos de Portugal, SGPS, SA                      42,280           351
Energias de Portugal SA                                   383,064         1,942
Jeronimo Martins, SGPS, SA                                 13,411           301
Keppel Corp. Ltd.                                          39,000           448
Portugal Telecom, SGPS, SA                                163,066         2,117
PT Multimedia-Servicos de
Telecomunicacoes e Multimedia, SGPS, SA                    22,010           284
Sonae, SGPS, SA                                           255,182           509
                                                                    -----------
                                                                         10,235
                                                                    -----------
SINGAPORE (0.6%)
Capitaland Ltd.                                            89,000           360
City Developments Ltd.                                     41,000           340
DBS Group Holdings Ltd.                                    61,467           905
Oversea-Chinese Banking Corp. Ltd.                        154,700           777
Singapore Airlines Ltd.                                    39,000           445
Singapore Press Holdings Ltd.                             120,750           337
Singapore Telecommunications Ltd.                         283,660           607
United Overseas Bank Ltd.                                  70,000           886
UOL Group Ltd.                                            125,300           355
Venture Corp. Ltd.                                         30,000           264
                                                                    -----------
                                                                          5,276
                                                                    -----------
SPAIN (6.4%)
Abertis Infraestructuras SA (b)                            30,976           920
Acciona SA (b)                                              4,008           746
Acerinox SA (b)                                            25,226           767
Actividades de Construccion y Servicios SA
   (ACS) (b)                                               29,880         1,684
Altadis SA (b)                                             32,006         1,675
Antena 3 de Television SA (b)                              12,550           296
Banco Bilbao Vizcaya Argentaria SA (b)                    358,159         8,623
Banco Popular Espanol SA (b)                              101,754         1,844
Banco Santander Central Hispano SA                        630,734        11,773
Cintra Concesiones de Infraestructuras de
   Transporte SA (b)                                       27,641           463
Corporacion Mapfre                                         76,065           343
Ebro Puleva SA                                             16,201           411
Endesa SA (b)                                             102,438         4,845
Fadesa Inmobiliaria SA                                      7,484           347
Fomento de Construcciones y Contratas SA                    6,418           654
Gamesa Corporacion Tecnologica SA (b)                      22,098           608
Gas Natural SDG SA (b)                                     21,823           864
Grupo Ferrovial SA                                          8,393           819
Iberdrola SA (b)                                           90,800         3,969
Iberia Lineas Aereas de Espana SA                          94,195           343

Indra Sistemas SA                                          19,673           483
Industria de Diseno Textil SA                              25,038         1,349
Promotora de Informaciones SA (b)                          14,588           254
Repsol YPF SA (b)                                         104,150         3,602
Sacyr Vallehermoso Group SA (b)                            13,501           802
Sociedad General de Aguas de Barcelona SA, Cl A            10,872           398
Telefonica SA                                             481,131        10,237
Union Fenosa SA                                            17,780           880
Zeltia SA * (b)                                            34,645           255
                                                                    -----------
                                                                         60,254
                                                                    -----------
SWEDEN (1.9%)
ASSA ABLOY AB                                              22,600           492
Atlas Copco AB, Cl A                                       21,700           730
Atlas Copco AB, Cl B (b)                                   15,541           504
Boliden AB                                                 18,400           473
Electrolux AB, Ser B (b)                                   17,900           358
Getinge AB, Cl B                                           14,200           319
H&M Hennes & Mauritz AB                                    25,500         1,290
Husqvarna AB, Cl B *                                       17,900           280
Nordea Bank AB                                            121,200         1,869
Sandvik AB                                                 61,900           900
Scania AB, Cl B (b)                                         7,527           529
Securitas AB, Cl B                                         21,000           326
Securitas Direct AB, Cl B *                                21,000            67
Securitas Systems AB, Cl B *                               21,000            85
Skandinaviska Enskilda Banken AB                           29,200           928
Skanska AB, Cl B                                           25,100           495
SKF AB, Cl B                                               27,400           507
SSAB Svenskt Stal AB, Ser A                                11,400           271
Svenska Cellulosa AB ACA                                    8,500           444
Svenska Handelsbanken AB, Cl A                             30,200           914
Swedish Match AB                                           18,600           348
Tele2 AB, Cl B (b)                                         24,500           358
Telefonaktiebolaget LM Ericsson                           856,800         3,463
TeliaSonera AB                                            113,000           929
Volvo AB, Cl A                                              6,557           466
Volvo AB, Cl B                                             13,650           941
                                                                    -----------
                                                                         18,286
                                                                    -----------
SWITZERLAND (2.0%)
ABB Ltd. (b)                                               42,045           754
Adecco SA                                                   3,943           269
Compagnie Financiere Richemont SA                          12,783           745
Credit Suisse Group                                        24,733         1,731
Holcim Ltd.                                                 4,662           428
Nestle SA                                                   7,579         2,695
Nobel Biocare Holding AG                                      865           256
Novartis AG                                                43,390         2,502
Roche Holding Ltd.                                         13,781         2,472
STMicroelectronics NV                                      58,342         1,083
Swiss Reinsurance Co.                                       7,298           621
Swisscom AG                                                   681           258
Syngenta AG (b)                                             2,815           524
UBS AG                                                     41,264         2,508
Xstrata PLC                                                16,344           816
Zurich Financial Services                                   3,083           830
                                                                    -----------
                                                                         18,492
                                                                    -----------
UNITED KINGDOM (10.7%)
3I Group PLC                                               21,131           418
AMVESCAP PLC                                               34,094           398
Anglo American PLC                                         47,216         2,303

AstraZeneca PLC                                            53,095         2,852
Aviva PLC                                                  88,686         1,427
BAE Systems PLC                                           118,408           987
Barclays PLC                                              220,082         3,145
Barratt Developments PLC                                   11,879           287
BG Group PLC                                              129,040         1,751
BHP Billiton PLC                                           84,866         1,553
Biffa PLC                                                  13,447            81
Boots Group PLC                                            33,699           553
BP PLC                                                    671,851         7,465
British American Tobacco PLC                               52,340         1,464
British Land Co. PLC (The)                                 21,472           720
British Sky Broadcasting Group PLC                         45,640           466
BT Group PLC                                              289,639         1,710
Bunzl PLC                                                  30,585           376
Burberry Group PLC                                         26,473           335
Cadbury Schweppes PLC                                      72,947           780
Capita Group PLC (The)                                     33,514           398
Carnival PLC                                                7,052           357
Centrica PLC                                              134,608           934
Compass Group PLC                                          85,307           484
Corus Group PLC                                            35,478           368
Daily Mail & General Trust PLC                             19,072           268
Diageo PLC                                                 91,360         1,793
DSG International PLC                                      84,617           317
Elan Corp. PLC *                                           39,596           559
EMAP PLC                                                   11,989           190
Enterprise Inns PLC                                        16,127           427
Friends Provident PLC                                      76,822           326
Gallaher Group PLC                                         25,629           575
GKN PLC                                                    36,074           196
GlaxoSmithKline PLC                                       192,736         5,072
Hammerson PLC                                              16,989           525
Hanson PLC                                                 29,848           450
Hays PLC                                                   72,491           226
HBOS PLC                                                  129,901         2,879
Home Retail Group                                          31,602           254
HSBC Holdings PLC                                         369,195         6,730
ICAP PLC                                                   25,085           235
Imperial Chemical Industries PLC                           48,410           428
Imperial Tobacco Group PLC                                 24,474           963
InterContinental Hotels Group PLC                          16,574           409
International Power PLC                                    62,672           468
ITV PLC                                                   174,542           364
J Sainsbury PLC                                            58,013           465
Johnson Matthey PLC                                        10,122           279
Kelda Group PLC                                            22,689           411
Kingfisher PLC                                             97,600           456
Land Securities Group PLC                                  17,875           813
Legal & General Group PLC                                 231,506           714
Liberty International PLC                                  16,465           450
Lloyds TSB Group PLC                                      191,836         2,146
Man Group PLC                                              69,240           709
Marks & Spencer Group PLC                                  59,702           838
Mitchells & Butlers PLC                                    31,040           432
National Grid PLC                                          93,282         1,346
Next PLC                                                    9,555           337
Old Mutual PLC                                            195,420           667
Pearson PLC                                                32,051           484
Persimmon PLC                                              11,625           347
Provident Financial PLC                                    20,451           281
Prudential PLC                                             85,536         1,171

Punch Taverns PLC                                          12,598           315
Reckitt Benckiser PLC                                      20,066           917
Reed Elsevier PLC                                          47,223           518
Rentokil Initial PLC                                       96,633           314
Reuters Group PLC                                          52,315           456
Rio Tinto PLC                                              36,076         1,920
Rolls-Royce PLC                                            66,478           583
Royal & Sun Alliance Insurance Group PLC                  124,634           372
Royal Bank of Scotland Group PLC (The)                    106,323         4,148
Royal Dutch Shell PLC, Cl A                               132,454         4,671
Royal Dutch Shell PLC, Cl B                                91,717         3,214
SABMiller PLC                                              30,620           704
Sage Group PLC (The)                                       65,479           347
Scottish & Newcastle PLC                                   33,658           369
Scottish & Southern Energy PLC                             31,572           961
Scottish Power PLC                                         56,783           832
Severn Trent PLC                                           10,716           308
Slough Estates PLC                                         26,485           407
Smith & Nephew PLC                                         40,066           418
Smiths Group PLC                                           22,415           435
Tate & Lyle PLC                                            23,905           360
Tesco PLC                                                 265,616         2,103
Tomkins PLC                                                39,274           189
Unilever PLC                                               42,934         1,200
United Business Media PLC                                  16,626           226
United Utilities PLC                                       33,365           509
Vodafone Group PLC                                      1,768,859         4,901
Whitbread PLC                                              11,555           379
Whitbread PLC * (d)                                        13,595            41
William Hill Organization Ltd.                             20,531           254
Wolseley PLC                                               24,242           585
WPP Group PLC                                              45,503           615
Yell Group PLC                                             32,812           366
                                                                    -----------
                                                                        101,549
                                                                    -----------
TOTAL FOREIGN COMMON STOCKS (COST $569,594)                             909,901
                                                                    -----------
FOREIGN PREFERRED STOCKS (0.6%)
GERMANY (0.5%)
Fresenius Medical Care AG, 1.230%                           9,344         1,247
Porsche AG, 5.000%                                          1,191         1,520
ProSiebenSat.1 Media AG, 0.840%                            12,482           398
RWE AG, 1.750%                                              5,293           502
Volkswagen AG, 1.210%                                      15,594         1,162
                                                                    -----------
                                                                          4,829
                                                                    -----------
ITALY (0.1%)
Compagnia Assicuratrice Unipol SpA, 0.125%                185,420           601
                                                                    -----------
TOTAL FOREIGN PREFERRED STOCKS (COST $2,859)                              5,430
                                                                    -----------
SHORT-TERM INVESTMENTS (16.2%)
Brown Brothers Harriman & Co., Cayman Islands Cash
   Sweep, 4.470%                                       19,965,663        19,966
CSFB Enhanced Liquidity Portfolio, 5.471% (c)         133,077,954       133,078
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $153,044)                            153,044
                                                                    -----------

TOTAL INVESTMENTS (COST $725,570) (a) - 113.0%                        1,068,477
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%                        (122,689)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   945,788
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $746,686 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $331,352
Unrealized Depreciation...........................     (9,561)
                                                     --------
Unrealized Appreciation (Depreciation)............   $321,791
                                                     ========

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $126,650.

(c) This security was purchased with cash collateral held from securities lending.

(d) Valued at fair value using methods determined by the Board and represents 0.004% of net assets as of December 31, 2006.

Cl  - Class
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations of the International Equity Index Fund as a percentage of net assets, by industry, as of December 31, 2006, were as follows (unaudited):


Consumer Discretionary       11.7%


Consumer Staples              5.6


Energy                        6.4


Financials                   30.8


Health Care                   4.7


Industrials                  11.0


Information Technology        5.4


Materials                     8.2


Short - Term Investments     16.2


Telecommunication Services    5.8


Utilities                     7.2

STI CLASSIC EQUITY FUNDS
LARGE CAP QUANTITATIVE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (11.0%)
Best Buy Co., Inc.                                         46,540   $     2,289
Big Lots, Inc. *                                          114,590         2,626
Circuit City Stores, Inc.                                 100,168         1,901
Coach, Inc. *                                              58,625         2,519
Dillard's, Inc., Cl A                                      70,006         2,448
E.W. Scripps Co. (The), Cl A                               50,889         2,541
J.C. Penney Co., Inc.                                      32,741         2,533
Kohl's Corp. *                                             36,174         2,475
Nordstrom, Inc.                                            52,274         2,579
OfficeMax, Inc.                                            53,368         2,651
Omnicom Group, Inc.                                        24,214         2,531
Staples, Inc.                                              98,627         2,633
Target Corp.                                               43,609         2,488
TJX Cos., Inc. (The)                                       92,768         2,643
YUM! Brands, Inc.                                          41,004         2,411
                                                                    -----------
                                                                         37,268
                                                                    -----------
CONSUMER STAPLES (10.0%)
Anheuser-Busch Cos., Inc.                                  76,889         3,783
Coca-Cola Enterprises, Inc.                               185,287         3,784
Costco Wholesale Corp.                                     70,158         3,709
Dean Foods Co. *                                           85,666         3,622
Pepsi Bottling Group, Inc. (The)                          116,705         3,607
SUPERVALU, Inc.                                           107,333         3,837
Wal-Mart Stores, Inc.                                      79,535         3,673
Walgreen Co.                                               90,942         4,173
Whole Foods Market, Inc.                                   75,852         3,560
                                                                    -----------
                                                                         33,748
                                                                    -----------
ENERGY (10.4%)
Chesapeake Energy Corp.                                   154,729         4,495
Chevron Corp.                                              72,147         5,305
ConocoPhillips                                             78,295         5,633
Exxon Mobil Corp.                                          68,325         5,236
Marathon Oil Corp.                                         55,146         5,101
Nabors Industries Ltd. *                                  152,977         4,556
XTO Energy, Inc.                                          104,574         4,920
                                                                    -----------
                                                                         35,246
                                                                    -----------
FINANCIALS (24.0%)
ACE Ltd.                                                   86,493         5,239
Allstate Corp. (The)                                       77,048         5,017
Ambac Financial Group, Inc.                                57,573         5,128
American International Group, Inc.                         70,041         5,019
Bank of America Corp.                                      91,342         4,877
Chubb Corp. (The)                                          94,964         5,025
CIT Group, Inc.                                            94,357         5,262
Loews Corp.                                               121,002         5,018
MetLife, Inc.                                              84,167         4,967
Morgan Stanley                                             64,785         5,274
Progressive Corp. (The)                                   216,825         5,252
Prudential Financial, Inc.                                 59,570         5,115
Regions Financial Corp.                                   132,620         4,960

SAFECO Corp.                                               80,078         5,009
St. Paul Travelers Cos., Inc. (The)                        95,148         5,108
XL Capital Ltd., Cl A                                      69,120         4,978
                                                                    -----------
                                                                         81,248
                                                                    -----------
HEALTH CARE (12.9%)
AmerisourceBergen Corp.                                    95,093         4,275
Amgen, Inc. *                                              62,678         4,282
Becton, Dickinson & Co.                                    60,649         4,255
Biogen Idec, Inc. *                                        83,370         4,101
Johnson & Johnson                                          65,917         4,352
McKesson Corp.                                             88,332         4,478
Quest Diagnostics, Inc.                                    82,376         4,366
UnitedHealth Group, Inc.                                   89,055         4,785
Waters Corp. *                                             88,046         4,312
WellPoint, Inc. *                                          57,255         4,505
                                                                    -----------
                                                                         43,711
                                                                    -----------
INDUSTRIALS (11.5%)
Allied Waste Industries, Inc. *                           312,048         3,835
Burlington Northern Santa Fe Corp.                         52,147         3,849
CSX Corp.                                                 108,343         3,730
Lockheed Martin Corp.                                      43,241         3,981
Norfolk Southern Corp.                                     79,830         4,015
PACCAR, Inc.                                               60,646         3,936
Parker Hannifin Corp.                                      47,628         3,662
Raytheon Co.                                               76,156         4,021
Union Pacific Corp.                                        43,179         3,973
Waste Management, Inc.                                    107,184         3,941
                                                                    -----------
                                                                         38,943
                                                                    -----------
INFORMATION TECHNOLOGY (16.3%)
Apple Computer, Inc. *                                     40,895         3,470
BMC Software, Inc. *                                      116,050         3,737
Ciena Corp. *                                             150,733         4,176
Cognizant Technology Solutions Corp., Cl A *               46,438         3,583
Electronic Arts, Inc. *                                    67,620         3,405
Google, Inc., Cl A *                                        7,768         3,577
Hewlett-Packard Co.                                        94,690         3,900
JDS Uniphase Corp. *                                      208,445         3,473
Lexmark International, Inc., Cl A *                        52,965         3,877
LSI Logic Corp. *                                         353,651         3,183
Network Appliance, Inc. *                                  96,950         3,808
Novellus Systems, Inc. *                                  115,478         3,975
NVIDIA Corp. *                                            105,079         3,889
Oracle Corp. *                                            198,541         3,403
QLogic Corp. *                                            167,694         3,676
                                                                    -----------
                                                                         55,132
                                                                    -----------
MATERIALS (3.3%)
Eastman Chemical Co.                                       61,849         3,668
Hercules, Inc. *                                          194,803         3,762
International Flavors & Fragrances, Inc.                   75,538         3,713
                                                                    -----------
                                                                         11,143
                                                                    -----------
TOTAL COMMON STOCKS (COST $322,350)                                     336,439
                                                                    -----------
MONEY MARKET (0.5%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (b)             1,741,075         1,741
                                                                    -----------
TOTAL MONEY MARKET (COST $1,741)                                          1,741
                                                                    -----------

TOTAL INVESTMENTS (COST $324,091) (a) - 99.9%                           338,180
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                228
                                                                    -----------
NET ASSETS - 100.0%                                                 $   338,408
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $325,669 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $18,392
Unrealized Depreciation...........................    (5,881)
                                                     -------
Unrealized Appreciation (Depreciation)............   $12,511
                                                     =======

(b)  Affiliate investment.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LARGE CAP RELATIVE VALUE FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (98.0%)
CONSUMER DISCRETIONARY (7.4%)
Abercrombie & Fitch Co., Cl A (b)                         225,000      $ 15,667
Advance Auto Parts, Inc.                                  300,000        10,668
CBS Corp., Cl B                                           700,000        21,825
Lowe's Cos., Inc. (b)                                     150,000         4,673
NIKE, Inc., Cl B (b)                                      150,000        14,855
Target Corp. (b)                                          150,000         8,558
Time Warner, Inc.                                       1,400,000        30,491
Walt Disney Co. (The)                                     500,000        17,135
                                                                    -----------
                                                                        123,872
                                                                    -----------
CONSUMER STAPLES (12.9%)
Anheuser-Busch Cos., Inc.                                 375,000        18,450
Archer Daniels Midland Co.                                800,000        25,567
Cadbury Schweppes PLC ADR                                 400,000        17,172
ConAgra Foods, Inc.                                     1,000,000        26,999
CVS Corp.                                                 550,000        17,001
Diageo PLC ADR                                            150,000        11,897
General Mills, Inc.                                       425,000        24,480
PepsiCo, Inc.                                             225,000        14,074
Procter & Gamble Co. (The)                                275,000        17,674
Unilever PLC ADR (b)                                      375,000        10,433
Wal-Mart Stores, Inc.                                     450,000        20,781
Wm. Wrigley Jr. Co. (b)                                   250,000        12,930
                                                                    -----------
                                                                        217,458
                                                                    -----------
ENERGY (10.6%)
Baker Hughes, Inc. (b)                                    325,000        24,265
Cameron International Corp. * (b)                         400,000        21,220
Chevron Corp. (b)                                         550,000        40,441
ConocoPhillips                                            550,000        39,572
CONSOL Energy, Inc.                                       750,000        24,098
Exxon Mobil Corp.                                         370,000        28,353
                                                                    -----------
                                                                        177,949
                                                                    -----------
FINANCIALS (23.0%)
American International Group, Inc.                        250,000        17,915
Ameriprise Financial, Inc.                                500,000        27,250
Bank of America Corp.                                     800,000        42,711
Berkshire Hathaway, Inc., Cl B * (b)                        6,000        21,996
Capital One Financial Corp.                               250,000        19,205
Cincinnati Financial Corp.                                350,000        15,859
CIT Group, Inc.                                           350,000        19,520
Citigroup, Inc.                                           800,000        44,559
Genworth Financial, Inc., Cl A (b)                        550,400        18,829
Goldman Sachs Group, Inc. (The)                            40,000         7,974
Morgan Stanley                                            175,000        14,250
Principal Financial Group, Inc.                           375,000        22,013
SLM Corp.                                                 366,300        17,864
State Street Corp.                                        200,000        13,488
U.S. Bancorp                                              550,000        19,905
UBS AG ADR                                                375,000        22,624
Wachovia Corp.                                            300,000        17,085
Wells Fargo & Co.                                         650,000        23,114
                                                                    -----------

                                                                        386,161
                                                                    -----------
HEALTH CARE (11.8%)
Abbott Laboratories                                       475,000        23,137
Amgen, Inc. * (b)                                         250,000        17,078
Becton, Dickinson & Co. (b)                               175,000        12,276
Boston Scientific Corp. *                               1,400,000        24,052
Bristol-Myers Squibb Co.                                  800,000        21,056
Eli Lilly & Co.                                           500,000        26,050
Johnson & Johnson                                         225,000        14,855
Medtronic, Inc.                                           400,000        21,404
Pfizer, Inc.                                            1,500,000        38,850
                                                                    -----------
                                                                        198,758
                                                                    -----------
INDUSTRIALS (9.3%)
3M Co.                                                    250,000        19,483
Dover Corp.                                               400,000        19,608
Emerson Electric Co.                                      375,000        16,526
Equifax, Inc.                                              67,076         2,723
General Electric Co.                                      900,000        33,489
Goodrich Corp.                                            500,000        22,775
Ingersoll-Rand Co. Ltd., Cl A                             500,000        19,565
R.R. Donnelley & Sons Co.                                 600,000        21,324
                                                                    -----------
                                                                        155,493
                                                                    -----------
INFORMATION TECHNOLOGY (12.7%)
Accenture Ltd., Cl A                                      700,000        25,850
Agilent Technologies, Inc. *                              400,000        13,940
Applied Materials, Inc. (b)                             1,000,000        18,450
Cisco Systems, Inc. *                                     700,000        19,131
First Data Corp.                                          725,000        18,502
Fiserv, Inc. *                                            335,000        17,561
Hewlett-Packard Co.                                       400,000        16,476
Intel Corp.                                               900,000        18,225
Microsoft Corp.                                           575,000        17,170
Nokia Corp. ADR                                         1,000,000        20,320
Texas Instruments, Inc.                                   400,000        11,520
Western Union Co.                                         750,000        16,815
                                                                    -----------
                                                                        213,960
                                                                    -----------
MATERIALS (4.5%)
E.I. du Pont de Nemours & Co.                             400,000        19,484
Huntsman Corp. *                                        1,100,000        20,867
Praxair, Inc.                                             200,000        11,866
Sonoco Products Co.                                       625,000        23,788
                                                                    -----------
                                                                         76,005
                                                                    -----------
TELECOMMUNICATION SERVICES (3.0%)
ALLTEL Corp.                                              400,000        24,192
BellSouth Corp.                                           350,000        16,489
Vodafone Group PLC ADR (b)                                350,000         9,723
                                                                    -----------
                                                                         50,404
                                                                    -----------
UTILITIES (2.8%)
Edison International                                      450,000        20,466
Entergy Corp.                                             130,000        12,002
Exelon Corp.                                              225,000        13,925
                                                                    -----------
                                                                         46,393
                                                                    -----------
TOTAL COMMON STOCKS (COST $1,272,122)                                 1,646,453
                                                                    -----------
SHORT-TERM INVESTMENT (6.6%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)         110,754,770       110,755
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $110,755)                             110,755
                                                                    -----------

MONEY MARKET (1.6%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (d)            26,029,171        26,029
                                                                    -----------
TOTAL MONEY MARKET (COST $26,029)                                        26,029
                                                                    -----------
TOTAL INVESTMENTS (COST $1,408,906) (a) - 106.2%                      1,783,237
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%                         (103,932)
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,679,305
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,412,374 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $380,481
Unrealized Depreciation...........................     (9,618)
                                                     --------
Unrealized Appreciation (Depreciation)............   $370,863
                                                     ========

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $107,669.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Affiliate investment.

ADR - American Depositary Receipt
Cl - Class
PLC - Public Limited Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LARGE CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (95.8%)
CONSUMER DISCRETIONARY (8.7%)
Advance Auto Parts, Inc.                                  217,183   $     7,723
Borders Group, Inc.                                       324,590         7,255
Circuit City Stores, Inc.                                 400,600         7,603
Dollar General Corp. (b)                                  315,000         5,059
Foot Locker, Inc.                                         344,150         7,547
H&R Block, Inc.                                           303,826         7,000
Leggett & Platt, Inc.                                     327,350         7,824
OSI Restaurant Partners, Inc.                             124,463         4,879
Standard Pacific Corp.                                    198,450         5,316
Target Corp. (b)                                          130,200         7,428
Time Warner, Inc.                                         383,800         8,359
Williams-Sonoma, Inc. (b)                                 236,600         7,439
                                                                    -----------
                                                                         83,432
                                                                    -----------
CONSUMER STAPLES (7.4%)
Colgate-Palmolive Co.                                     260,600        17,002
Hershey Co. (The) (b)                                     199,100         9,915
PepsiCo, Inc.                                             328,000        20,516
Procter & Gamble Co. (The)                                295,700        19,005
Sara Lee Corp.                                            288,250         4,909
                                                                    -----------
                                                                         71,347
                                                                    -----------
ENERGY (9.1%)
Chevron Corp.                                             291,750        21,452
ConocoPhillips                                            299,350        21,538
Exxon Mobil Corp.                                         383,200        29,365
Marathon Oil Corp. (b)                                    103,900         9,611
Rowan Cos., Inc. (b)                                      155,550         5,164
                                                                    -----------
                                                                         87,130
                                                                    -----------
FINANCIALS (27.2%)
American International Group, Inc.                        238,100        17,062
Aon Corp. (b)                                             134,950         4,769
Astoria Financial Corp.                                   162,125         4,890
Bank of America Corp.                                     437,550        23,361
Bank of New York Co., Inc. (The)                          122,508         4,823
BB&T Corp.                                                112,000         4,920
Bear Stearns Cos., Inc. (The)                              58,100         9,458
CIT Group, Inc.                                           167,250         9,328
Citigroup, Inc.                                           529,879        29,513
Colonial BancGroup, Inc. (The)                            396,900        10,216
Genworth Financial, Inc., Cl A (b)                        428,750        14,668
Hartford Financial Services Group, Inc. (The)             110,950        10,353
Huntington Bancshares, Inc.                               211,050         5,012
JPMorgan Chase & Co.                                      403,416        19,485
Lincoln National Corp.                                     74,850         4,970
Merrill Lynch & Co., Inc. (b)                             104,100         9,692
Morgan Stanley                                            112,308         9,145
Northern Trust Corp.                                      133,150         8,081
U.S. Bancorp                                              445,900        16,137
Wachovia Corp.                                            358,550        20,419

Washington Mutual, Inc.                                   448,750        20,414
XL Capital Ltd., Cl A                                      69,000         4,969
                                                                    -----------
                                                                        261,685
                                                                    -----------
HEALTH CARE (7.5%)
Cooper Cos., Inc. (The)                                   108,150         4,813
Health Management Associates, Inc., Cl A                  339,650         7,170
Johnson & Johnson                                         304,350        20,093
Omnicare, Inc. (b)                                        195,500         7,552
Pfizer, Inc.                                              674,400        17,467
Wyeth                                                     295,950        15,070
                                                                    -----------
                                                                         72,165
                                                                    -----------
INDUSTRIALS (13.7%)
3M Co.                                                    134,550        10,485
Caterpillar, Inc.                                         111,500         6,838
Con-way, Inc.                                             123,900         5,457
Emerson Electric Co.                                      179,004         7,889
General Electric Co.                                      738,450        27,477
Hubbell, Inc., Cl B                                       107,850         4,876
Illinois Tool Works, Inc.                                 311,650        14,395
ITT Industries, Inc.                                      190,626        10,831
MSC Industrial Direct Co., Inc., Cl A                     123,900         4,851
Oshkosh Truck Corp.                                       127,650         6,181
Pentair, Inc.                                             188,500         5,919
R.R. Donnelley & Sons Co.                                 233,500         8,299
Southwest Airlines Co.                                    307,500         4,711
Union Pacific Corp.                                        83,200         7,656
Wabtec Corp.                                              190,100         5,775
                                                                    -----------
                                                                        131,640
                                                                    -----------
INFORMATION TECHNOLOGY (4.8%)
Analog Devices, Inc.                                      279,900         9,200
First Data Corp.                                          200,600         5,119
Harris Corp.                                              181,325         8,316
Jack Henry & Associates, Inc.                             208,965         4,472
Maxim Integrated Products, Inc.                           301,900         9,245
Tektronix, Inc.                                           180,400         5,262
Western Union Co.                                         186,050         4,171
                                                                    -----------
                                                                         45,785
                                                                    -----------
MATERIALS (4.4%)
Alcoa, Inc.                                               208,650         6,262
Dow Chemical Co. (The)                                    180,600         7,213
E.I. du Pont de Nemours & Co.                             189,650         9,238
Martin Marietta Materials, Inc.                            46,950         4,879
Praxair, Inc.                                             141,050         8,368
Weyerhaeuser Co.                                           89,850         6,348
                                                                    -----------
                                                                         42,308
                                                                    -----------
TELECOMMUNICATION SERVICES (6.3%)
ALLTEL Corp.                                              266,286        16,105
AT&T, Inc. (b)                                            440,650        15,753
Sprint Nextel Corp. (b)                                   425,900         8,045
Verizon Communications, Inc.                              408,860        15,226
Windstream Corp.                                          414,743         5,898
                                                                    -----------
                                                                         61,027
                                                                    -----------
UTILITIES (6.7%)
Dominion Resources, Inc. (b)                              140,818        11,806
Duke Energy Corp.                                         329,356        10,938
Entergy Corp.                                             111,300        10,275
PPL Corp.                                                 296,644        10,632
Public Service Enterprise Group, Inc.                     157,800        10,475
Questar Corp.                                             121,900        10,124
                                                                    -----------

                                                                         64,250
TOTAL COMMON STOCKS (COST $777,428)                                     920,769
                                                                    -----------
SHORT-TERM INVESTMENT (9.1%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)          87,359,930        87,360
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $87,360)                               87,360
                                                                    -----------
MONEY MARKET (4.1%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (d)               39,656,232        39,656
                                                                    -----------
TOTAL MONEY MARKET (COST $39,656)                                        39,656
                                                                    -----------
TOTAL INVESTMENTS (COST $904,444) (a) - 109.0%                        1,047,785
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%                          (86,279)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   961,506
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $905,840 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $146,215
Unrealized Depreciation...........................     (4,270)
                                                     --------
Unrealized Appreciation (Depreciation)............   $141,945
                                                     ========

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $84,716.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Affiliate investment.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP EQUITY FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (97.2%)
CONSUMER DISCRETIONARY (16.5%)
Abercrombie & Fitch Co., Cl A (b)                          54,228   $     3,775
American Eagle Outfitters, Inc.                           112,006         3,496
CBS Corp., Cl B                                            98,836         3,082
DIRECTV Group, Inc. (The) * (b)                           122,608         3,058
Hilton Hotels Corp.                                       129,567         4,521
International Game Technology                              78,161         3,611
J.C. Penney Co., Inc.                                      47,745         3,693
KB HOME (b)                                                54,731         2,807
Limited Brands, Inc. (b)                                  126,637         3,665
Liz Claiborne, Inc.                                        78,037         3,391
Mattel, Inc. (b)                                          156,207         3,540
Men's Wearhouse, Inc. (The)                                66,360         2,539
Mohawk Industries, Inc. * (b)                              37,588         2,814
Newell Rubbermaid, Inc.                                   122,194         3,538
Nordstrom, Inc.                                            64,848         3,200
Office Depot, Inc. *                                       65,761         2,510
Omnicom Group, Inc.                                        33,477         3,500
Whirlpool Corp. (b)                                        31,664         2,629
                                                                    -----------
                                                                         59,369
                                                                    -----------
CONSUMER STAPLES (6.0%)
Church & Dwight Co., Inc.                                  51,029         2,176
Del Monte Foods Co.                                       256,100         2,825
General Mills, Inc.                                        58,528         3,371
J. M. Smucker Co. (The)                                    75,526         3,662
Kroger Co. (The)                                          135,909         3,135
Pepsi Bottling Group, Inc. (The)                          109,938         3,398
Reynolds American, Inc. (b)                                42,784         2,801
                                                                    -----------
                                                                         21,368
                                                                    -----------
ENERGY (6.9%)
Cameron International Corp. * (b)                          71,691         3,803
Chesapeake Energy Corp. (b)                                84,831         2,464
Diamond Offshore Drilling, Inc. (b)                        41,352         3,306
Noble Energy, Inc.                                         82,956         4,072
Peabody Energy Corp.                                       61,086         2,468
Pogo Producing Co. (b)                                     55,576         2,692
Tesoro Corp.                                               47,530         3,126
Tidewater, Inc.                                            56,191         2,717
                                                                    -----------
                                                                         24,648
                                                                    -----------
FINANCIALS (21.4%)
AMB Property Corp. REIT                                    50,148         2,939
Ambac Financial Group, Inc.                                36,899         3,287
American Financial Group, Inc.                             89,239         3,205
Ameriprise Financial, Inc.                                 63,889         3,482
Apartment Investment & Management
Co., Cl A REIT                                             54,391         3,047
Arch Capital Group Ltd. *                                  30,444         2,058
Archstone-Smith Trust REIT                                 51,224         2,982
Assurant, Inc. (b)                                         53,930         2,980
BankUnited Financial Corp., Cl A (b)                       85,602         2,393

Bear Stearns Cos., Inc. (The)                              13,742         2,237
CB Richard Ellis Group, Inc., Cl A *                       80,020         2,657
CIT Group, Inc.                                            71,060         3,963
Downey Financial Corp. (b)                                 26,882         1,951
Entertainment Properties Trust REIT                        40,973         2,394
Everest Re Group Ltd.                                      18,689         1,834
First Marblehead Corp. (The) (b)                           38,317         2,094
HCC Insurance Holdings, Inc.                               99,277         3,186
IndyMac Bancorp, Inc. (b)                                  49,493         2,235
Jones Lang LaSalle, Inc.                                   32,976         3,039
MGIC Investment Corp. (b)                                  67,583         4,226
PMI Group, Inc. (The)                                      90,599         4,273
ProLogis REIT                                              59,185         3,597
Raymond James Financial, Inc.                              53,233         1,613
Security Capital Assurance Ltd.                            71,363         1,986
SL Green Realty Corp. REIT (b)                             29,135         3,869
Taubman Centers, Inc. REIT                                 62,819         3,195
Transatlantic Holdings, Inc.                               36,361         2,258
                                                                    -----------
                                                                         76,980
                                                                    -----------
HEALTH CARE (9.1%)
Applera Corp.- Applied Biosystems                          94,145         3,454
Group
Becton, Dickinson & Co.                                    44,389         3,114
Celgene Corp. * (b)                                        46,886         2,697
Dade Behring Holdings, Inc.                                63,534         2,529
Henry Schein, Inc. *                                       53,289         2,610
Laboratory Corp. of America Holdings * (b)                 47,184         3,467
Millipore Corp. * (b)                                      46,114         3,071
Thermo Electron Corp. *                                    90,168         4,084
Universal Health Services, Inc., Cl B                      58,444         3,240
WellCare Health Plans, Inc. * (b)                          61,049         4,206
                                                                    -----------
                                                                         32,472
                                                                    -----------
INDUSTRIALS (10.2%)
Alaska Air Group, Inc. *                                   66,129         2,612
Copart, Inc. *                                            115,207         3,456
Covanta Holding Corp. * (b)                               161,091         3,550
CSX Corp.                                                  77,551         2,670
Curtiss-Wright Corp.                                       79,161         2,935
Eaton Corp.                                                39,198         2,945
Ingersoll-Rand Co. Ltd., Cl A                              91,649         3,586
L-3 Communications Holdings, Inc.                          32,337         2,645
Lennox International, Inc.                                120,735         3,696
PACCAR, Inc. (b)                                           52,074         3,380
Sotheby's                                                  90,555         2,809
Toro Co. (The) (b)                                         45,526         2,123
                                                                    -----------
                                                                         36,407
                                                                    -----------
INFORMATION TECHNOLOGY (12.2%)
Acxiom Corp. (b)                                          111,606         2,863
AVX Corp.                                                 114,055         1,687
BMC Software, Inc. * (b)                                   87,131         2,806
Cadence Design Systems, Inc. * (b)                        165,716         2,968
Electronic Data Systems Corp.                             117,929         3,249
Lexmark International, Inc., Cl A * (b)                    45,906         3,359
LSI Logic Corp. *                                         267,846         2,411
McAfee, Inc. *                                             50,324         1,428
MEMC Electronic Materials, Inc. * (b)                      39,528         1,547
National Semiconductor Corp.                               76,889         1,745
NCR Corp. *                                                61,146         2,615
Novellus Systems, Inc. * (b)                               80,776         2,780
Sabre Holdings Corp., Cl A                                 96,448         3,076

Sybase, Inc. * (b)                                         80,800         1,996
Teradyne, Inc. * (b)                                      146,893         2,198
Total System Services, Inc. (b)                            98,629         2,603
Vishay Intertechnology, Inc. * (b)                        197,002         2,667
Xerox Corp. *                                              92,527         1,568
                                                                    -----------
                                                                         43,566
                                                                    -----------
MATERIALS (5.0%)
Albemarle Corp.                                            32,787         2,354
FMC Corp.                                                  38,134         2,919
Freeport-McMoRan Copper & Gold,
Inc., Cl B                                                 42,515         2,369
Lyondell Chemical Co. (b)                                 100,764         2,577
Sonoco Products Co.                                        91,721         3,492
Steel Dynamics, Inc.                                       58,472         1,897
United States Steel Corp.                                  32,040         2,343
                                                                    -----------
                                                                         17,951
                                                                    -----------
TELECOMMUNICATION SERVICES (1.8%)
Qwest Communications International,
Inc. * (b)                                                398,609         3,337
Telephone & Data Systems, Inc.                             56,620         3,076
                                                                    -----------
                                                                          6,413
                                                                    -----------
UTILITIES (8.1%)
Alliant Energy Corp.                                       94,132         3,555
American Electric Power Co., Inc.                         102,618         4,370
Edison International                                       88,880         4,042
MDU Resources Group, Inc.                                 123,746         3,173
OGE Energy Corp.                                           96,596         3,864
PG&E Corp.                                                 96,266         4,557
Pinnacle West Capital Corp. (b)                            59,029         2,989
Xcel Energy, Inc. (b)                                     110,727         2,553
                                                                    -----------
                                                                         29,103
                                                                    -----------
TOTAL COMMON STOCKS (COST $301,520)                                     348,277
                                                                    -----------
SHORT-TERM INVESTMENT (24.4%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)          87,546,659        87,547
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $87,547)                               87,547
                                                                    -----------
MONEY MARKET (2.4%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (d)                8,482,286         8,482
                                                                    -----------
TOTAL MONEY MARKET (COST $8,482)                                          8,482
                                                                    -----------
TOTAL INVESTMENTS (COST $397,549) (a) - 124.0%                          444,306
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0)%                         (85,957)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   358,349
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $400,770 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $45,507
Unrealized Depreciation...........................    (1,971)
                                                     -------
Unrealized Appreciation (Depreciation)............   $43,536
                                                     =======

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $84,482.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Affiliate investment.

Cl - Class
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (96.0%)
CONSUMER DISCRETIONARY (14.7%)
American Greetings Corp., Cl A                            147,360   $     3,517
Borders Group, Inc.                                       118,300         2,644
Brunswick Corp.                                            73,100         2,332
Circuit City Stores, Inc.                                 164,800         3,128
Cooper Tire & Rubber Co. (b)                              184,400         2,637
Dollar General Corp. (b)                                  185,200         2,974
Foot Locker, Inc.                                         216,700         4,753
H&R Block, Inc.                                           144,600         3,332
Leggett & Platt, Inc.                                     147,800         3,532
OSI Restaurant Partners, Inc.                              35,700         1,399
Royal Caribbean Cruises Ltd. (b)                           47,000         1,945
Standard Pacific Corp. (b)                                148,300         3,973
Williams-Sonoma, Inc. (b)                                  92,300         2,902
                                                                    -----------
                                                                         39,068
                                                                    -----------
CONSUMER STAPLES (6.7%)
Hershey Co. (The) (b)                                      55,200         2,749
J. M. Smucker Co. (The)                                    32,000         1,551
Kroger Co. (The)                                          194,800         4,495
Longs Drug Stores Corp.                                    43,900         1,860
Molson Coors Brewing Co., Cl B                             19,590         1,497
Pepsi Bottling Group, Inc. (The)                           97,700         3,020
Sara Lee Corp.                                             81,900         1,395
SUPERVALU, Inc.                                            36,600         1,308
                                                                    -----------
                                                                         17,875
                                                                    -----------
ENERGY (7.8%)
Anadarko Petroleum Corp.                                   46,000         2,002
CHC Helicopter Corp., Cl A                                103,089         2,175
Chesapeake Energy Corp. (b)                               129,500         3,762
Diamond Offshore Drilling, Inc. (b)                        28,900         2,310
Foundation Coal Holdings, Inc.                             56,655         1,799
Hess Corp.                                                 53,500         2,652
Rowan Cos., Inc.                                           70,300         2,334
Sunoco, Inc.                                               58,300         3,636
                                                                    -----------
                                                                         20,670
                                                                    -----------
FINANCIALS (25.9%)
Annaly Mortgage Management, Inc.                          277,500         3,860
Aon Corp.                                                  51,000         1,802
Astoria Financial Corp.                                    43,500         1,312
BankUnited Financial Corp., Cl A (b)                      171,440         4,793
CIT Group, Inc.                                            75,800         4,227
Colonial BancGroup, Inc. (The)                            200,100         5,151
Colonial Properties Trust REIT (b)                         59,800         2,803
Comerica, Inc.                                             44,200         2,594
Compass Bancshares, Inc.                                   39,400         2,350
Fidelity National Financial, Inc., Cl A                   165,700         3,957
Genesis Lease Ltd. ADR *                                   56,900         1,337
Genworth Financial, Inc., Cl A                            133,700         4,574
Huntington Bancshares, Inc.                                85,500         2,031
Investors Financial Services Corp. (b)                     43,900         1,873
Lazard Ltd., Cl A (b)                                     135,500         6,415

Legg Mason, Inc. (b)                                       21,700         2,063
ProLogis REIT                                              33,300         2,024
Protective Life Corp.                                      89,500         4,251
Security Capital Assurance Ltd.                            50,928         1,417
UCBH Holdings, Inc. (b)                                   161,500         2,836
Westfield Financial, Inc.                                  57,000           601
XL Capital Ltd., Cl A                                      31,800         2,290
Zions Bancorp                                              53,000         4,369
                                                                    -----------
                                                                         68,930
                                                                    -----------
HEALTH CARE (5.2%)
Cooper Cos., Inc. (The) (b)                                75,500         3,360
Health Management Associates, Inc., Cl A                  174,000         3,673
Omnicare, Inc. (b)                                        122,900         4,748
PerkinElmer, Inc.                                          97,400         2,165
                                                                    -----------
                                                                         13,946
                                                                    -----------
INDUSTRIALS (12.7%)
Chicago Bridge & Iron Co. NV                               79,800         2,182
Con-way, Inc.                                              45,500         2,004
Cooper Industries Ltd., Cl A                               19,700         1,781
Hubbell, Inc., Cl B                                        38,800         1,754
ITT Industries, Inc.                                       28,300         1,608
Macquarie Infrastructure Co. Trust                         57,749         2,049
MSC Industrial Direct Co., Inc., Cl A                      47,000         1,840
Oshkosh Truck Corp.                                        86,800         4,203
Pentair, Inc.                                              87,300         2,741
R.R. Donnelley & Sons Co.                                 195,152         6,936
Rockwell Automation, Inc.                                  41,900         2,559
Southwest Airlines Co.                                    275,600         4,222
                                                                    -----------
                                                                         33,879
                                                                    -----------
INFORMATION TECHNOLOGY (7.0%)
Analog Devices, Inc.                                       63,450         2,086
CDW Corp. (b)                                              27,600         1,941
Electronic Data Systems Corp.                              71,000         1,956
First Data Corp.                                           65,600         1,674
Harris Corp.                                               75,100         3,443
Intersil Corp., Cl A                                       73,400         1,756
Jabil Circuit, Inc.                                       133,100         3,268
Maxim Integrated Products, Inc.                            81,800         2,505
                                                                    -----------
                                                                         18,629
                                                                    -----------
MATERIALS (6.7%)
Air Products & Chemicals, Inc.                             36,200         2,544
Ball Corp.                                                 60,400         2,633
Cytec Industries, Inc.                                     51,600         2,917
Freeport-McMoRan Copper & Gold,
Inc., Cl B                                                 40,700         2,268
Quanex Corp. (b)                                           37,124         1,284
Vulcan Materials Co.                                       21,400         1,923
Weyerhaeuser Co.                                           37,900         2,678
Worthington Industries, Inc.                               83,500         1,480
                                                                    -----------
                                                                         17,727
                                                                    -----------
TELECOMMUNICATION SERVICES (1.0%)
Windstream Corp.                                          184,100         2,618
                                                                    -----------
UTILITIES (8.3%)
Constellation Energy Group, Inc.                           24,200         1,667
Edison International                                      105,400         4,794
Entergy Corp.                                              13,900         1,283
Public Service Enterprise Group, Inc.                      77,600         5,151
Questar Corp.                                              60,400         5,016
WPS Resources Corp. (b)                                    79,700         4,306
                                                                    -----------

                                                                         22,217
                                                                    -----------
TOTAL COMMON STOCKS (COST $238,336)                                     255,559
                                                                    -----------
SHORT-TERM INVESTMENT (16.8%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)          44,765,348        44,765
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $44,765)                               44,765
                                                                    -----------
MONEY MARKET (4.6%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (d)            12,123,098        12,123
                                                                    -----------
TOTAL MONEY MARKET (COST $12,123)                                        12,123
                                                                    -----------
TOTAL INVESTMENTS (COST $295,224) (a) - 117.4%                          312,447
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.4)%                         (46,299)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   266,148
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $295,918 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $19,054
Unrealized Depreciation...........................    (2,525)
                                                     -------
Unrealized Appreciation (Depreciation)............   $16,529
                                                     =======

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $43,347.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Affiliate investment.

ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
QUALITY GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (10.3%)
Best Buy Co., Inc.                                         25,710   $     1,265
Johnson Controls, Inc.                                     15,000         1,289
Lowe's Cos., Inc.                                          59,540         1,855
Staples, Inc.                                             110,280         2,944
Target Corp.                                               29,770         1,698
TJX Cos., Inc. (The) (b)                                   82,540         2,351
                                                                    -----------
                                                                         11,402
                                                                    -----------
CONSUMER STAPLES (12.1%)
Colgate-Palmolive Co.                                      44,650         2,913
Costco Wholesale Corp.                                     42,020         2,222
CVS Corp.                                                  26,000           804
PepsiCo, Inc.                                              52,770         3,300
Procter & Gamble Co. (The)                                 32,480         2,087
Wal-Mart Stores, Inc.                                      43,884         2,027
                                                                    -----------
                                                                         13,353
                                                                    -----------
ENERGY (7.6%)
Apache Corp.                                               20,640         1,373
BJ Services Co.                                            43,300         1,270
Chevron Corp.                                              32,480         2,388
Exxon Mobil Corp.                                          44,000         3,371
                                                                    -----------
                                                                          8,402
                                                                    -----------
FINANCIALS (18.5%)
American Express Co.                                       25,950         1,574
American International Group, Inc.                         36,540         2,619
Bank of America Corp.                                      60,890         3,252
Chubb Corp. (The)                                          33,830         1,790
Citigroup, Inc.                                            40,600         2,261
JPMorgan Chase & Co.                                       46,010         2,222
Legg Mason, Inc. (b)                                       16,240         1,544
Merrill Lynch & Co., Inc.                                  27,060         2,519
St. Paul Travelers Cos., Inc. (The)                        48,710         2,615
                                                                    -----------
                                                                         20,396
                                                                    -----------
HEALTH CARE (15.7%)
Amgen, Inc. *                                              37,890         2,588
Gilead Sciences, Inc. *                                    25,490         1,655
Johnson & Johnson                                          39,240         2,591
Medtronic, Inc.                                            39,323         2,104
Pfizer, Inc.                                              117,720         3,049
Stryker Corp.                                              41,950         2,312
WellPoint, Inc. *                                          37,890         2,982
                                                                    -----------
                                                                         17,281
                                                                    -----------
INDUSTRIALS (9.1%)
Danaher Corp. (b)                                          18,940         1,372
General Dynamics Corp.                                     14,000         1,041
General Electric Co.                                      109,394         4,070
Rockwell Collins, Inc.                                     32,480         2,056
Waste Management, Inc.                                     40,000         1,471
                                                                    -----------
                                                                         10,010
                                                                    -----------
INFORMATION TECHNOLOGY (19.4%)

Cisco Systems, Inc. *                                     148,850         4,067
Cognizant Technology Solutions Corp.,
   Cl A * (b)                                              13,530         1,044
Google, Inc., Cl A *                                        3,920         1,805
Hewlett-Packard Co.                                        41,950         1,728
Intel Corp.                                               111,076         2,249
International Business Machines Corp.                      21,000         2,040
Microsoft Corp.                                            93,446         2,790
Oracle Corp. *                                            126,938         2,176
QUALCOMM, Inc.                                             46,010         1,739
Symantec Corp. *                                           80,320         1,675
                                                                    -----------
                                                                         21,313
                                                                    -----------
MATERIALS (3.2%)
Praxair, Inc.                                              59,540         3,533
                                                                    -----------
TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc. (b)                                             63,600         2,274
                                                                    -----------
UTILITIES (0.3%)
Dominion Resources, Inc.                                    4,060           340
                                                                    -----------
TOTAL COMMON STOCKS (COST $88,933)                                      108,304
                                                                    -----------
WARRANTS (0.0%)
INFORMATION TECHNOLOGY (0.0%)
Lucent Technologies, Inc. *                                22,693             7
                                                                    -----------
TOTAL WARRANTS (COST $0)                                                      7
                                                                    -----------
SHORT-TERM INVESTMENT (5.6%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)           6,192,093         6,192
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $6,192)                                 6,192
                                                                    -----------
MONEY MARKET (26.1%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (d)               28,810,109        28,810
                                                                    -----------
TOTAL MONEY MARKET (COST $28,810)                                        28,810
                                                                    -----------
TOTAL INVESTMENTS (COST $123,935) (a) - 130.0%                          143,313
LIABILITIES IN EXCESS OF OTHER ASSETS - (30.0)%                         (33,089)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   110,224
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $124,169 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $19,827
Unrealized Depreciation...........................      (683)
                                                     -------
Unrealized Appreciation (Depreciation)............   $19,144
                                                     =======

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at in December 31, 2006 thousands was $5,998.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Affiliate investment.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (17.6%)
Aaron Rents, Inc. (b)                                     183,760   $     5,289
Aeropostale, Inc. *                                       228,368         7,050
Applebee's International, Inc.                            140,170         3,458
bebe stores, Inc.                                         111,133         2,199
Build-A-Bear Workshop, Inc. * (b)                         119,249         3,341
Carter's, Inc. * (b)                                      231,625         5,906
Casual Male Retail Group, Inc. * (b)                      369,092         4,817
Charlotte Russe Holding, Inc. *                           129,418         3,980
Chipotle Mexican Grill, Inc., Cl A * (b)                  135,174         7,705
Christopher & Banks Corp.                                 171,388         3,198
Coldwater Creek, Inc. * (b)                               232,666         5,705
Conn's, Inc. * (b)                                        239,009         5,562
Crocs, Inc. * (b)                                         127,835         5,522
Dick's Sporting Goods, Inc. * (b)                         171,720         8,413
Guess?, Inc. *                                             97,718         6,198
Heelys, Inc. * (b)                                         90,122         2,894
J. Crew Group, Inc. *                                     127,759         4,925
Laureate Education, Inc. *                                 87,194         4,240
Life Time Fitness, Inc. * (b)                             136,667         6,630
Netflix, Inc. * (b)                                       203,623         5,266
New York & Co., Inc. *                                    335,527         4,389
Nutri/System, Inc. * (b)                                   90,256         5,721
Oakley, Inc. (b)                                          254,145         5,098
Pacific Sunwear of California, Inc. * (b)                 324,823         6,360
Panera Bread Co., Cl A * (b)                               86,022         4,809
Pantry, Inc. (The) *                                       63,518         2,975
Papa John's International, Inc. * (b)                      78,492         2,277
Phillips-Van Heusen Corp.                                 169,042         8,481
Priceline.com, Inc. * (b)                                 186,811         8,147
Red Robin Gourmet Burgers, Inc. *                         149,874         5,373
Scientific Games Corp., Cl A * (b)                        197,565         5,972
Smith & Wesson Holding Corp. * (b)                        408,053         4,219
Steiner Leisure Ltd. * (b)                                 50,983         2,320
Steven Madden Ltd.                                            652            23
Tractor Supply Co. * (b)                                  137,168         6,133
Tween Brands, Inc. *                                      105,278         4,204
Under Armour, Inc., Cl A * (b)                            148,897         7,512
VistaPrint Ltd. *                                         198,021         6,556
WMS Industries, Inc. * (b)                                201,981         7,041
                                                                    -----------
                                                                        199,908
                                                                    -----------
CONSUMER STAPLES (3.0%)
Corn Products International, Inc.                         233,909         8,079
Hain Celestial Group, Inc., (The) *                       159,896         4,990
NBTY, Inc. * (b)                                          219,619         9,130
Nu Skin Enterprises, Inc., Cl A                           424,623         7,741
Wild Oats Markets, Inc. * (b)                             270,603         3,891
                                                                    -----------
                                                                         33,831
                                                                    -----------
ENERGY (7.4%)

Allis-Chalmers Energy, Inc. * (b)                         242,276         5,582
Cal Dive International, Inc. *                            381,355         4,786
Core Laboratories NV *                                     78,785         6,382
Drill-Quip, Inc. * (b)                                     84,436         3,307
Exploration Co. of Delaware (The) *                       157,465         2,101
Global Industries Ltd. *                                  272,713         3,556
Goodrich Petroleum Corp. * (b)                            147,802         5,347
Grey Wolf, Inc. * (b)                                     205,293         1,408
Gulf Island Fabrication, Inc.                             113,069         4,172
GulfMark Offshore, Inc. *                                 204,622         7,655
Hanover Compressor Co. * (b)                              240,741         4,548
Helix Energy Solutions Group, Inc. * (b)                  126,050         3,954
Hornbeck Offshore Services, Inc. * (b)                    139,825         4,992
Lufkin Industries, Inc.                                    30,841         1,791
Oceaneering International, Inc. * (b)                     120,629         4,789
RPC Energy, Inc.                                          311,544         5,259
Sunoco Logistics Partners LP (b)                           93,808         4,743
Superior Energy Services, Inc. *                          129,839         4,243
TETRA Technologies, Inc. * (b)                            118,616         3,034
W-H Energy Services, Inc. * (b)                            50,871         2,477
                                                                    -----------
                                                                         84,126
                                                                    -----------
FINANCIALS (5.9%)
American Safety Insurance Holdings Ltd. *                  27,910           518
BankUnited Financial Corp., Cl A (b)                       84,567         2,364
Cash America International, Inc.                           76,050         3,567
Corporate Office Properties Trust REIT                    118,212         5,966
Digital Reality Trust, Inc. REIT (b)                      157,940         5,406
Hanover Insurance Group, Inc. (The) (b)                    69,361         3,385
Harleysville Group, Inc.                                  101,635         3,539
International Securities Exchange
   Holdings, Inc.                                         127,709         5,976
optionsXpress Holdings, Inc. (b)                          251,971         5,717
PrivateBancorp, Inc. (b)                                  154,463         6,429
Smithtown Bancorp, Inc. (b)                                86,876         2,356
SVB Financial Group * (b)                                  97,815         4,560
Tanger Factory Outlet Centers, Inc.                        10,583           414
Thomas Weisel Partners Group, Inc. * (b)                  144,005         3,039
Triad Guaranty, Inc. * (b)                                 66,898         3,671
United Community Banks, Inc. (b)                          107,316         3,468
Waddell & Reed Financial, Inc., Cl A                       83,990         2,298
World Acceptance Corp. *                                   99,244         4,660
                                                                    -----------
                                                                         67,333
                                                                    -----------
HEALTH CARE (21.6%)
Alexion Pharmaceuticals, Inc. * (b)                       106,898         4,318
Alkermes, Inc. *                                          367,416         4,912
Allscripts Healthcare Solutions, Inc. * (b)               329,347         8,889
Arena Pharmaceuticals, Inc. * (b)                         364,911         4,711
Aspect Medical Systems, Inc. * (b)                        305,740         5,751
BioMarin Pharmaceutical, Inc. * (b)                       497,873         8,160
Cholestech Corp. *                                        255,003         4,697
Conceptus, Inc. * (b)                                     253,066         5,388
CV Therapeutics, Inc. * (b)                               263,491         3,678
Digene Corp. * (b)                                        191,849         9,193
ev3, Inc. * (b)                                           336,175         5,792
Gen-Probe, Inc. *                                         165,654         8,675

Genomic Health, Inc. * (b)                                470,842         8,758
HealthExtras, Inc. *                                      211,775         5,104
Hologic, Inc. * (b)                                       187,560         8,868
Human Genome Sciences, Inc. * (b)                         579,482         7,209
Illumina, Inc. * (b)                                      177,779         6,988
Immucor, Inc. *                                           198,169         5,792
Kendle International, Inc. *                              146,625         4,611
LHC Group, Inc. *                                         234,684         6,691
LifeCell Corp. * (b)                                      274,524         6,627
Medarex, Inc. * (b)                                       354,801         5,248
Meridian Bioscience, Inc.                                 287,771         7,059
Neurometrix, Inc. * (b)                                   273,232         4,074
New River Pharmaceuticals, Inc. * (b)                     158,337         8,663
NuVasive, Inc. * (b)                                      311,883         7,204
Omicell, Inc. *                                           392,606         7,314
OSI Pharmaceuticals, Inc. * (b)                           205,452         7,187
Osiris Therapeutics, Inc. * (b)                           136,925         3,467
Palomar Medical Technologies, Inc. * (b)                  181,827         9,213
PDL BioPharma, Inc. * (b)                                 348,959         7,028
Phase Forward, Inc. *                                     493,598         7,394
Psychiatric Solutions, Inc. *                             336,133        12,613
Stereotaxis, Inc. * (b)                                   565,680         5,838
Ventana Medical Systems, Inc. * (b)                       218,195         9,389
West Pharmaceutical Services, Inc.                        165,138         8,460
                                                                    -----------
                                                                        244,963
                                                                    -----------
INDUSTRIALS (14.6%)
Acuity Brands, Inc.                                       145,105         7,551
Alaska Air Group, Inc. * (b)                              139,698         5,518
American Woodmark Corp. (b)                                43,246         1,810
Ameron International Corp.                                 36,845         2,814
Barrett Business Services, Inc.                           184,435         4,319
Brady Corp., Cl A (b)                                     160,792         5,994
Copart, Inc. *                                            294,132         8,824
EMCOR Group, Inc. * (b)                                    95,505         5,429
Energy Conversion Devices, Inc. * (b)                     163,084         5,542
Flow International Corp. * (f)                            784,746         8,648
Gardner Denver, Inc. *                                    169,421         6,321
General Cable Corp. * (b)                                 215,420         9,416
Genesee & Wyoming, Inc., Cl A *                           176,479         4,631
Genlyte Group, Inc. (The) * (b)                           109,947         8,588
Hub Group, Inc., Cl A *                                   199,714         5,502
Innerworkings, Inc. * (b)                                  66,598         1,063
Insituform Technologies, Inc., Cl A * (b)                 155,794         4,029
Kansas City Southern, Inc. * (b)                          176,479         5,114
Kirby Corp. *                                             194,347         6,633
Marten Transport Ltd. *                                   173,433         3,179
Mobile Mini, Inc. * (b)                                   216,549         5,834
NCI Building Systems, Inc. * (b)                          152,949         7,915
Power-One, Inc. * (b)                                     546,772         3,981
Sotheby's (b)                                             179,065         5,555
Taser International, Inc. * (b)                           394,090         2,999
Toro Co. (The) (b)                                        152,949         7,132
TurboChef Technologies, Inc. * (b)                        209,981         3,574
Ultralife Batteries, Inc. * (b)                           258,837         2,850
Wabtec Corp.                                              235,305         7,149
Woodward Governor Co.                                     184,322         7,319
                                                                    -----------
                                                                        165,233
                                                                    -----------
INFORMATION TECHNOLOGY (24.5%)
24/7 Real Media, Inc. * (b)                               478,453         4,330

Actuate Corp. *                                           785,189         4,664
Aeroflex, Inc. * (b)                                      480,436         5,631
Agilysys, Inc.                                            206,169         3,451
ANADIGICS, Inc. * (b)                                     455,777         4,038
Anaren, Inc. *                                            200,010         3,552
ANSYS, Inc. * (b)                                         121,574         5,287
aQuantive, Inc. * (b)                                     330,528         8,151
Arris Group, Inc. * (b)                                   556,365         6,960
Aspen Technology, Inc. * (b)                              343,333         3,784
Atheros Communications * (b)                              413,771         8,821
Avocent Corp. *                                           180,401         6,107
Bankrate, Inc. * (b)                                      122,854         4,662
Benchmark Electronics, Inc. * (b)                         141,102         3,437
Blackbaud, Inc.                                           147,141         3,826
Color Kinetics, Inc. * (b)                                125,784         2,685
CommScope, Inc. * (b)                                     200,010         6,096
Comtech Group, Inc. * (b)                                 360,801         6,563
Cymer, Inc. * (b)                                         140,729         6,185
Cypress Semiconductor Corp. * (b)                         396,098         6,682
Digital River, Inc. *                                      71,565         3,993
Diodes, Inc. * (b)                                         93,560         3,320
Ditech Networks, Inc. *                                   247,575         1,713
Double-Take Software, Inc. * (b)                           42,796           551
Eagle Test Systems, Inc. * (b)                            143,932         2,099
eFunds Corp. *                                            227,928         6,268
Electro Scientific Industries, Inc. *                     182,171         3,669
FEI Co. * (b)                                             176,479         4,654
Forrester Research, Inc. *                                  2,760            75
Heartland Payment Systems, Inc. (b)                        61,988         1,751
Hittite Microwave Corp. * (b)                              78,122         2,525
Hyperion Solutions Corp. *                                123,608         4,442
InfoCrossing, Inc. *                                      253,784         4,137
Ituran Location & Control Ltd.                            164,713         2,479
Lattice Semiconductor Corp. *                             478,934         3,103
Liveperson, Inc. *                                        798,899         4,178
Mentor Graphics Corp. * (b)                               197,762         3,566
Microtune, Inc. *                                         395,683         1,860
NICE Systems Ltd. *                                       208,638         6,422
Nuance Communications, Inc. * (b)                         597,979         6,853
Orbotech Ltd. *                                           209,465         5,329
Paxar Corp. *                                             200,010         4,612
Perficient, Inc. * (b)                                    342,913         5,627
Quality Systems, Inc. (b)                                 141,607         5,278
Quest Software, Inc. * (b)                                258,837         3,792
Rackable Systems, Inc. * (b)                              215,066         6,661
Radiant Systems, Inc. * (b)                               391,383         4,086
Radvision Ltd. *                                          213,323         4,284
ROFIN-SINAR Technologies, Inc. * (b)                      112,408         6,796
Rogers Corp. * (b)                                         36,693         2,170
SiRF Technology Holdings, Inc. *                          117,550         3,000
SonicWALL, Inc. *                                         396,098         3,335
SumTotal Systems, Inc. *                                  350,599         2,121
Sunair Services Corp. * (f)                             1,000,000         3,700
Technitrol, Inc.                                          118,039         2,820
Tessera Technologies, Inc. * (b)                           70,592         2,848
Transaction Systems Architects, Inc. * (b)                200,010         6,514
Trimble Navigation Ltd. * (b)                             192,167         9,748
TriQuint Semiconductor, Inc. *                            788,273         3,547
ValueClick, Inc. * (b)                                    291,368         6,885
Varian Semiconductor Equipment

   Associates, Inc. * (b)                                  94,122         4,284
VASCO Data Security International, Inc. * (b)             339,744         4,026
Xyratex Ltd. *                                            114,625         2,474
                                                                    -----------
                                                                        276,507
                                                                    -----------
MATERIALS (3.5%)
Albemarle Corp.                                           121,574         8,730
AMCOL International Corp.                                 151,851         4,212
Carpenter Technology Corp.                                 49,414         5,066
Claymont Steel Holdings, Inc. * (b)                       192,895         3,547
Gibraltar Industries, Inc.                                 83,161         1,955
Glatfelter Co. (b)                                        203,932         3,161
Hecla Mining Co. *                                        323,666         2,479
Myers Industries, Inc.                                    196,395         3,076
Royal Gold, Inc. (b)                                       70,465         2,535
Terra Industries, Inc. * (b)                              432,892         5,186
                                                                    -----------
                                                                         39,947
                                                                    -----------
TELECOMMUNICATION SERVICES (1.2%)
Cbeyond, Inc. * (b)                                       154,957         4,740
Time Warner Telecom, Inc., Cl A * (b)                     458,684         9,142
                                                                    -----------
                                                                         13,882
                                                                    -----------
TOTAL COMMON STOCKS (COST $956,572)                                   1,125,730
                                                                    -----------
WARRANTS (0.1%)
HEALTH CARE (0.0%)
Drugmax, Inc. * (d)                                     1,301,500             0
                                                                    -----------
INFORMATION TECHNOLOGY (0.1%)
InfoCrossing, Inc. *                                      139,109         1,174
                                                                    -----------
TELECOMMUNICATION SERVICES (0.0%)
Sunair Services Corp. (d) (f)                             350,000             0
                                                                    -----------
TOTAL WARRANTS (COST $169)                                                1,174
                                                                    -----------
SHORT-TERM INVESTMENT (38.8%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)         440,513,248       440,513
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $440,513)                             440,513
                                                                    -----------
MONEY MARKET (1.3%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (f)               14,960,938        14,961
                                                                    -----------
TOTAL MONEY MARKET (COST $14,961)                                        14,961
                                                                    -----------
TOTAL INVESTMENTS (COST $1,412,215) (a) - 139.5%                      1,582,378
LIABILITIES IN EXCESS OF OTHER ASSETS - (39.5)%                        (447,684)
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,134,694
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,420,428 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $191,320
Unrealized Depreciation...........................    (29,370)
                                                     --------
Unrealized Appreciation (Depreciation)............   $161,950
                                                     ========

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $424,744.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Value rounds to less than $1,000.

(e)  Affiliate investment.

(f) The Fund's advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2006 are identified below (in thousands):

ISSUE DESCRIPTION             ACQUISITION DATE    COST    SHARES    VALUE   PERCENT OF NET ASSETS
-----------------             ----------------   ------   ------   ------   ---------------------
Flow International Corp.          03/01/06       $2,919      785   $8,648           0.76%
Sunair Electronics                12/16/05        5,250    1,000    3,700           0.33%
Sunair Electronics Warrants       12/16/05           --      350       --             --

ADR - American Depositary Receipt
Cl - Class
LP - Limited Partnership
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP QUANTITATIVE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (98.2%)
CONSUMER DISCRETIONARY (16.2%)
Ambassadors Groups, Inc.                                    3,808   $       116
Bright Horizons Family Solutions, Inc. *                    2,879           111
Brown Shoe Co., Inc.                                        2,344           112
Buckle, Inc. (The)                                          2,314           118
Carter's, Inc. *                                            3,918           100
Cato Corp. (The), Cl A                                      4,487           103
Charlotte Russe Holding, Inc. *                             3,504           108
Children's Place Retail Stores, Inc. (The)*                 1,662           106
Directed Electronics, Inc. *                                7,482            86
Dress Barn, Inc. (The) *                                    4,380           102
DXP Enterprises, Inc. *                                     3,750           131
Group 1 Automotive, Inc.                                    2,111           109
Hibbet Sporting Goods, Inc. *                               4,549           138
K-Swiss, Inc., Cl A                                         3,220            99
LKQ Corp. *                                                 4,675           107
Men's Wearhouse, Inc. (The)                                 2,765           106
Netflix, Inc. *                                             3,599            93
Pantry, Inc. (The) *                                        1,072            50
Phillips-Van Heusen Corp.                                   2,151           108
Pre-Paid Legal Services, Inc.                               2,556           100
Smith & Wesson Holding Corp. *                              8,215            85
Steven Madden Ltd.                                          2,909           102
ValueVision Media, Inc., Cl A *                             8,074           106
Wolverine World Wide, Inc.                                  3,703           106
                                                                    -----------
                                                                          2,502
                                                                    -----------
CONSUMER STAPLES (2.9%)
Central European Distribution Corp. *                       1,813            54
Chattem, Inc. *                                             1,091            55
Flowers Foods, Inc.                                         2,021            55
Longs Drug Stores Corp.                                     1,291            55
NBTY, Inc. *                                                1,449            60
Ruddick Corp.                                               1,925            53
Seaboard Corp.                                                 32            56
USANA Health Sciences, Inc. *                               1,088            56
                                                                    -----------
                                                                            444
                                                                    -----------
ENERGY (5.0%)
Allis-Chalmers Energy, Inc. *                               2,519            58
Alon USA Energy, Inc.                                       1,729            45
Dawson Geophysical Co. *                                    1,467            53
Delek US Holdings, Inc.                                     3,106            51
Gulf Island Fabrication, Inc.                               1,353            50
Matrix Service Co. *                                        3,297            53
NATCO Group, Inc., Cl A *                                   1,524            49
Oil States International, Inc. *                            1,536            50
Parker Drilling Co. *                                       5,584            46
Superior Well Services, Inc. *                              2,208            56
Trico Marine Services, Inc. *                               1,465            56
Union Drilling, Inc. *                                      3,793            53
USEC, Inc. *                                                4,273            54

W-H Energy Services, Inc. *                                 1,101            54
Western Refining, Inc.                                      1,834            47
                                                                    -----------
                                                                            775
                                                                    -----------
FINANCIALS (23.3%)
Ares Capital Corp.                                          9,746           186
Argonaut Group, Inc. *                                      5,443           190
BankUnited Financial Corp., Cl A                            7,259           203
Capital Trust, Inc., Cl A                                   4,082           205
Commerce Group Corp. (The)                                  6,067           180
Corus Bankshares, Inc.                                      8,252           190
DiamondRock Hospitality Co.                                10,483           189
EMC Insurance Group, Inc.                                   5,372           183
FelCor Lodging Trust, Inc. REIT                             8,355           182
FirstFed Financial Corp. *                                  2,842           190
Impac Mortgage Holdings, Inc.                              19,187           169
MCG Capital Corp.                                           9,373           190
Navigators Group, Inc. (The) *                              3,984           192
NorthStar Realty Finance Corp.                             11,482           190
Odyssey Re Holdings Corp.                                   5,170           193
Ohio Casualty Corp.                                         6,287           187
Safety Insurance Group, Inc.                                3,486           177
Seabright Insurance Holdings *                             11,557           209
Zenith National Insurance Corp.                             4,038           189
                                                                    -----------
                                                                          3,594
                                                                    -----------
HEALTH CARE (12.4%)
AMERIGROUP Corp. *                                          2,585            93
Apria Healthcare Group, Inc. *                              3,518            94
Bradley Pharmaceuticals, Inc. *                             4,197            86
CorVel Corp. *                                              2,319           110
Dendrite International, Inc. *                              8,397            90
Enzon Pharmaceuticals, Inc. *                              10,566            90
Healthspring, Inc. *                                        4,592            93
Healthways, Inc. *                                          1,922            92
Inventiv Health, Inc. *                                     2,878           102
Medcath Corp. *                                             3,413            93
Medicis Pharmaceutical Corp., Cl A                          2,378            84
Mentor Corp.                                                1,750            86
Pain Therapeutics, Inc. *                                  10,318            92
Pharmanet Development Group, Inc. *                         3,881            86
Pozen, Inc. *                                               5,305            90
Savient Pharmaceuticals, Inc. *                             7,362            83
Sunrise Senior Living, Inc. *                               2,777            85
United Therapeutics Corp. *                                 1,514            82
Visicu, Inc. *                                              8,693            97
West Pharmaceutical Services, Inc.                          1,801            92
Zoll Medical Corp. *                                        1,703            99
                                                                    -----------
                                                                          1,919
                                                                    -----------
INDUSTRIALS (14.4%)
Administaff, Inc.                                           2,554           109
Cascade Corp.                                               2,092           111
Celadon Group, Inc. *                                       5,702            96
Ceradyne, Inc. *                                            2,014           114
Clean Harbors, Inc. *                                       2,506           121
Commercial Vehicle Group, Inc. *                            4,741           103
Freightcar America, Inc.                                    1,977           110
Genlyte Group, Inc. (The) *                                 1,297           101
Geo Group, Inc. (The) *                                     2,859           107
John H. Harland Co.                                         2,536           127
Lamson & Sessions Co. *                                     4,982           121
McGrath Rentcorp                                            3,412           105
Mobile Mini, Inc. *                                         3,910           105

PW Eagle, Inc.                                              3,143           108
RBC Bearings, Inc. *                                        3,695           106
Regal-Beloit Corp.                                          2,117           111
Republic Airways Holdings, Inc. *                           6,356           107
U.S. Xpress Enterprises, Inc., Cl A *                       6,201           102
Watson Wyatt Worldwide, Inc., Cl A                          2,350           106
Williams Scotsman International, Inc.*                      5,467           107
World Fuel Services Corp.                                   1,091            49
                                                                    -----------
                                                                          2,226
                                                                    -----------
INFORMATION TECHNOLOGY (19.3%)
Actel Corp. *                                               6,043           110
Advanced Energy Industries, Inc. *                          6,369           120
Amkor Technology, Inc. *                                   11,005           103
Arris Group, Inc. *                                         9,377           117
Aspen Technology, Inc. *                                   11,108           122
C-COR, Inc. *                                              11,019           123
Covansys Corp. *                                            4,938           113
CSG Systems International, Inc. *                           3,983           106
Emulex Corp. *                                              5,224           102
Forrester Research, Inc. *                                  3,872           105
Imation Corp.                                               2,359           110
InterDigital Communications Corp. *                         3,375           113
Intevac, Inc. *                                             3,985           103
Itron, Inc. *                                               2,261           117
Manhattan Associates, Inc. *                                3,795           114
Mentor Graphics Corp. *                                     6,384           115
MicroStrategy, Inc., Cl A *                                   914           104
Polycom, Inc. *                                             3,812           118
RealNetworks, Inc. *                                        9,820           107
Redback Networks, Inc. *                                    7,480           188
SAVVIS, Inc. *                                              3,586           128
Silicon Image, Inc. *                                       8,696           111
Sybase, Inc. *                                              4,539           112
Sykes Enterprises, Inc. *                                   6,532           115
Symmetricom, Inc. *                                        12,630           113
Websense, Inc. *                                            4,318            99
                                                                    -----------
                                                                          2,988
                                                                    -----------
MATERIALS (4.7%)
H.B. Fuller Co.                                             9,299           240
Hercules, Inc. *                                           13,127           254
OM Group, Inc. *                                            5,189           235
                                                                    -----------
                                                                            729
                                                                    -----------
TOTAL COMMON STOCKS (COST $14,146)                                       15,177
                                                                    -----------
TOTAL INVESTMENTS (COST $14,146) (a) - 98.2%                             15,177
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%                                278
                                                                    -----------
NET ASSETS - 100.0%                                                 $    15,455
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $14,183 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $1,207
Unrealized Depreciation ..........................     (213)
                                                     ------
Unrealized Appreciation (Depreciation) ...........   $  994
                                                     ======

Cl   - Class

REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS (96.3%)
CONSUMER DISCRETIONARY (12.5%)
Asbury Automotive Group, Inc.                             229,800   $     5,414
Bassett Furniture Industries, Inc.                        204,700         3,345
Borders Group, Inc.                                       197,200         4,407
BorgWarner, Inc. (b)                                       81,400         4,804
CKE Restaurants, Inc.                                     418,900         7,708
Cobra Electronics Corp.                                   309,800         2,962
Cooper Tire & Rubber Co. (b)                              396,800         5,674
Courier Corp.                                             106,400         4,146
Group 1 Automotive, Inc. (b)                              127,900         6,615
Harte-Hanks, Inc.                                         171,500         4,752
International Speedway Corp., Cl A                          4,890           250
Lithia Motors, Inc. (b)                                   235,200         6,764
Makita Corp. ADR                                          207,254         6,446
Movado Group, Inc. (b)                                    393,900        11,424
Stanley Furniture Co., Inc.                                58,600         1,257
Tuesday Morning Corp. (b)                                 439,018         6,827
World Wrestling Entertainment, Inc.                       360,200         5,871
                                                                    -----------
                                                                         88,666
                                                                    -----------
CONSUMER STAPLES (4.4%)
Church & Dwight Co., Inc. (b)                             285,750        12,186
Flowers Foods, Inc. (b)                                   288,100         7,776
Gruma SA ADR                                               68,100           991
Inter Parfums, Inc.                                       177,000         3,397
Longs Drug Stores Corp.                                   167,600         7,103
                                                                    -----------
                                                                         31,453
                                                                    -----------
ENERGY (5.5%)
CARBO Ceramics, Inc. (b)                                  183,400         6,854
CHC Helicopter Corp., Cl A                                676,700        14,278
Foundation Coal Holdings, Inc.                            205,000         6,511
Tidewater, Inc. (b)                                       104,200         5,039
Ultrapar Participacoes SA ADR (b)                         256,500         5,900
                                                                    -----------
                                                                         38,582
                                                                    -----------
FINANCIALS (16.0%)
Bank of Hawaii Corp. (b)                                  134,100         7,235
Banner Corp.                                               89,000         3,946
Capital Corp. of the West                                  53,400         1,714
City National Corp.                                        72,300         5,148
Desert Community Bank                                      82,000         1,464
Federal Agricultural Mortgage Corp., Cl A                  76,189         2,067
First Republic Bank (b)                                   266,300        10,407
Glacier Bancorp, Inc.                                     296,098         7,237
HCC Insurance Holdings, Inc.                              225,850         7,248
Horizon Financial Corp.                                   255,032         6,136
Hub International Ltd.                                    450,000        14,125
International Bancshares Corp.                            111,100         3,434
Jones Lang LaSalle, Inc.                                  106,100         9,779
National Interstate Corp.                                  16,485           401
OneBeacon Insurance Group Ltd. * (b)                      283,400         7,935
StanCorp Financial Group, Inc.                            186,200         8,388

UCBH Holdings, Inc. (b)                                   350,300         6,151
Washington Federal, Inc.                                  184,804         4,348
West Coast Bancorp                                        170,853         5,918
                                                                    -----------
                                                                        113,081
                                                                    -----------
HEALTH CARE (9.5%)
Cooper Cos., Inc. (The) (b)                               662,700        29,490
PerkinElmer, Inc.                                         316,500         7,036
Perrigo Co.                                               413,000         7,145
STERIS Corp.                                              949,000        23,886
                                                                    -----------
                                                                         67,557
                                                                    -----------
INDUSTRIALS (32.7%)
A.O. Smith Corp.                                           48,300         1,814
AAON, Inc.                                                 17,398           457
ADESA, Inc.                                               215,969         5,993
American Ecology Corp.                                    214,300         3,967
Baldor Electric Co.                                       214,800         7,179
BlueLinx Holdings, Inc. (b)                               223,400         2,323
Donaldson Co., Inc.                                       249,800         8,671
DRS Technologies, Inc. (b)                                 35,500         1,870
Forward Air Corp.                                         298,111         8,624
GATX Corp.                                                702,600        30,443
Gol Linhas Aereas Inteligentes SA ADR (b)                 231,392         6,634
Graco, Inc.                                               442,100        17,516
Greenbrier Cos., Inc. (The) (b)                           198,500         5,955
Grupo Aeroportuario del Pacifico SA de                    574,900        22,530
CV ADR (b)
Heartland Express, Inc.                                   376,200         5,651
Herman Miller, Inc. (b)                                   287,800        10,464
IDEX Corp.                                                120,600         5,718
Lennox International, Inc.                                295,989         9,060
LSI Industries, Inc.                                      207,787         4,125
McGrath Rentcorp                                          237,100         7,262
Mueller Water Products, Inc. * (b)                        303,681         4,525
Multi-Color Corp.                                         156,800         5,151
Oshkosh Truck Corp.                                        91,600         4,435
Portec Rail Products, Inc.                                145,427         1,469
Quixote Corp.                                             280,827         5,524
Seaspan Corp.                                             287,067         6,637
Supreme Industries, Inc., Cl A                             77,705           496
Titan International, Inc. (b)                             299,300         6,031
United Industrial Corp. (b)                               135,200         6,861
UTI Worldwide, Inc. (b)                                   148,200         4,431
Wabtec Corp.                                              478,700        14,543
Walter Industries, Inc. (b)                               183,700         4,969
                                                                    -----------
                                                                        231,328
                                                                    -----------
INFORMATION TECHNOLOGY (6.5%)
Black Box Corp.                                           132,800         5,576
Cohu, Inc.                                                334,300         6,739
Harris Corp.                                              203,456         9,330
Jack Henry & Associates, Inc.                             250,800         5,367
Keithley Instruments, Inc.                                246,700         3,244
Nam Tai Electronics, Inc.                                 337,200         5,122
Tektronix, Inc.                                           371,400        10,835
                                                                    -----------
                                                                         46,213
                                                                    -----------
MATERIALS (6.8%)
Aber Diamond Corp.                                        127,132         4,664
Agnico-Eagle Mines Ltd.                                   165,000         6,805
Airgas, Inc.                                              384,688        15,588
AMCOL International Corp.                                 179,600         4,982

Myers Industries, Inc.                                    111,200         1,741
RPM International, Inc.                                   394,400         8,239
Valspar Corp. (The)                                       210,100         5,807
                                                                    -----------
                                                                         47,826
                                                                    -----------
UTILITIES (2.4%)
Companhia de Saneamento Basico do
   Estado de Sao Paulo ADR                                296,400        10,030
PNM Resources, Inc. (b)                                   228,800         7,116
                                                                    -----------
                                                                         17,146
                                                                    -----------
TOTAL COMMON STOCKS (COST $545,169)                                     681,852
                                                                    -----------
SHORT-TERM INVESTMENT (14.8%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)         104,449,655       104,450
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $104,450)                             104,450
                                                                    -----------
MONEY MARKET (2.5%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (d)               17,598,590        17,599
                                                                    -----------
TOTAL MONEY MARKET (COST $17,599)                                        17,599
                                                                    -----------

TOTAL INVESTMENTS (COST $667,218) (a) - 113.6%                          803,901
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.6)%                         (96,077)
                                                                    -----------
NET ASSETS   -   100.0%                                             $   707,824
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $667,737 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $ 158,373
Unrealized Depreciation ..........................     (22,209)
                                                     ---------
Unrealized Appreciation (Depreciation) ...........   $ 136,164
                                                     =========

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $101,075.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Affiliate investment.

ADR - American Depositary Receipt

Cl  - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
BALANCED FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                     ------------   ------------
COMMON STOCKS (60.8%)
CONSUMER DISCRETIONARY (8.6%)
Carnival Corp. (b)                                         12,600   $       618
Coach, Inc. *                                              19,300           829
E.W. Scripps Co. (The), Cl A                               11,300           564
Garmin Ltd. (b)                                            12,500           696
Lowe's Cos., Inc.                                          27,400           853
Newell Rubbermaid, Inc.                                    13,200           382
TJX Cos., Inc. (The) (b)                                   14,000           399
Walt Disney Co. (The)                                      17,700           607
Whirlpool Corp. (b)                                         4,200           349
YUM! Brands, Inc.                                           6,600           388
                                                                    -----------
                                                                          5,685
                                                                    -----------
CONSUMER STAPLES (4.0%)
Anheuser-Busch Cos., Inc.                                  13,300           654
Colgate-Palmolive Co.                                       8,600           561
PepsiCo, Inc.                                               8,800           550
Procter & Gamble Co. (The)                                 14,000           901
                                                                    -----------
                                                                          2,666
                                                                    -----------
ENERGY (4.2%)
Chevron Corp.                                              15,100         1,110
Exxon Mobil Corp.                                          17,400         1,333
Nabors Industries Ltd. * (b)                               10,100           301
                                                                    -----------
                                                                          2,744
                                                                    -----------
FINANCIALS (12.6%)
Ambac Financial Group, Inc.                                 7,500           668
American Express Co.                                        7,200           437
American International Group, Inc.                         14,700         1,054
Bank of America Corp.                                      11,800           630
Chubb Corp. (The)                                           6,900           365
Genworth Financial, Inc., Cl A                             23,300           797
Goldman Sachs Group, Inc. (The)                             4,000           797
JPMorgan Chase & Co.                                       17,200           832
Merrill Lynch & Co., Inc.                                   8,400           782
MGIC Investment Corp.                                       7,400           463
Morgan Stanley                                              9,300           757
SLM Corp.                                                   9,100           444
Wells Fargo & Co.                                           8,100           288
                                                                    -----------
                                                                          8,314
                                                                    -----------
HEALTH CARE (11.0%)
AmerisourceBergen Corp.                                    12,000           540
Baxter International, Inc.                                 22,000         1,020
Forest Laboratories, Inc. *                                12,500           633
Health Management Associates, Inc., Cl A                   16,700           353
Johnson & Johnson                                          14,000           924
Pfizer, Inc.                                               37,700           976
Quest Diagnostics, Inc.                                    19,000         1,007

Schering-Plough Corp.                                      36,900           872
Universal Health Services, Inc., Cl B                      16,600           920
                                                                    -----------
                                                                          7,245
                                                                    -----------
INDUSTRIALS (9.3%)
3M Co.                                                     14,700         1,146
Danaher Corp. (b)                                          11,900           862
Emerson Electric Co.                                       12,000           529
General Electric Co.                                       36,500         1,358
Honeywell International, Inc.                              10,000           452
Illinois Tool Works, Inc.                                  12,600           582
Raytheon Co.                                               11,700           618
United Parcel Service, Inc., Cl B                           7,500           562
                                                                    -----------
                                                                          6,109
                                                                    -----------
INFORMATION TECHNOLOGY (8.7%)
ASML Holding NV *                                          19,200           473
Cisco Systems, Inc. *                                      35,000           957
Comverse Technology, Inc. *                                15,500           327
Harris Corp.                                               15,000           688
International Business Machines Corp.                       5,200           505
Intersil Corp., Cl A                                       16,600           397
Microsoft Corp.                                            34,000         1,014
QUALCOMM, Inc.                                             14,200           537
Zebra Technologies Corp., Cl A * (b)                       23,100           804
                                                                    -----------
                                                                          5,702
                                                                    -----------
MATERIALS (0.8%)
Praxair, Inc.                                               9,100           540
                                                                    -----------
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc. (b)                                             29,400         1,051
                                                                    -----------
TOTAL COMMON STOCKS (COST $32,646)                                       40,056
                                                                    -----------
CORPORATE BONDS (9.6%)
AEROSPACE & DEFENSE  (0.1%)
United Technologies Corp., 4.875%, 05/01/15                    75            72
                                                                    -----------
AIRLINES (0.1%)
Southwest Airlines Co., 5.125%, 03/01/17                       85            79
                                                                    -----------
BANKS (0.3%)
Bank of America Corp., 7.400%, 01/15/11                       190           205
                                                                    -----------
BEVERAGES (0.2%)
SABMiller PLC, 6.200%, 07/01/11 (d)                           160           164
                                                                    -----------
BUILDING MATERIALS (0.4%)
Lafarge SA, 6.150%, 07/15/11                                   90            92
Owens Corning, Inc., 6.500%, 12/01/16 (d)                     155           158
                                                                    -----------
                                                                            250
                                                                    -----------
CHEMICALS (0.2%)
Potash Corp. of Saskatchewan, Inc.,
   5.875%, 12/01/36                                           120           116
                                                                    -----------
COAL (0.2%)
Peabody Energy Corp., 7.375%, 11/01/16                        100           107
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (2.9%)
ABX Financing Co., 6.350%, 10/15/36 (d)                       190           189

CIT Group, Inc., 5.125%, 09/30/14                              75            73
Citigroup, Inc., 5.125%, 05/05/14                              35            35
Citigroup, Inc., 5.850%, 12/11/34                              35            36
ERAC USA Finance Co., 5.600%, 05/01/15 (d)                    120           119
Fund American Cos., Inc., 5.875%, 05/15/13                    270           268
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13             180           174
HSBC Holdings PLC, 7.625%, 05/17/32                            70            85
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11
   @ 104 (d)                                                   65            66
International Lease Finance Corp., Ser Q, 5.250%,
   01/10/13                                                    50            49
International Lease Finance Corp., Ser R, 5.625%,
   09/20/13                                                    40            40
Janus Capital Group, Inc., 5.875%, 09/15/11                    70            70
John Deere Capital Corp., 3.900%, 01/15/08                     40            39
JPMorgan Chase & Co., 6.625%, 03/15/12                        205           216
Lazard Group LLC, 7.125%, 05/15/15                            205           212
Morgan Stanley, 5.300%, 03/01/13                              105           105
Western Union Co (The), 5.930%, 10/01/16 (d)                  215           213
                                                                    -----------
                                                                          1,989
                                                                    -----------
ELECTRIC (0.4%)
Midamerican Energy Holdings, 6.125%, 04/01/36                 115           116
Pacific Gas & Electric Co., 6.050%, 03/01/34                  125           126
                                                                    -----------
                                                                            242
                                                                    -----------
HEALTH CARE (0.2%)
Merck & Co., Inc., 5.125%, 11/15/11                            85            84
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36              45            44
                                                                    -----------
                                                                            128
                                                                    -----------
INFORMATION TECHNOLOGY (0.1%)
Comcast Corp., 6.450%, 03/15/37                                75            75
                                                                    -----------
INSURANCE (0.4%)
American International Group, Inc., Ser G, 5.600%,
   10/18/16                                                   215           217
Metlife, Inc., 5.700%, 06/15/35                                20            20
                                                                    -----------
                                                                            237
                                                                    -----------
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
   6.500%, 01/15/12                                            40            42
                                                                    -----------
LODGING (0.1%)
Harrah's Operating Co., Inc., 5.750%,
   10/01/17                                                   115            96
                                                                    -----------
MEDIA (0.3%)
Cox Communications, Inc., 4.625%,
   06/01/13                                                    55            52
Cox Communications, Inc., 5.450%,
   12/15/14                                                    80            78

News America, Inc., 6.200%, 12/15/34                           60            58
                                                                    -----------
                                                                            188
                                                                    -----------
MISCELLANEOUS MANUFACTURER (0.8%)
General Electric Co., 5.000%, 02/01/13                        320           317
Siemens AG, 6.125%, 08/17/26 (d)                              200           204
                                                                    -----------
                                                                            521
                                                                    -----------
OIL & GAS (0.8%)
Anadarko Petroleum Corp., 5.950%, 09/15/16                    100           100
Chesapeake Energy Corp., 6.500%, 08/15/17                     110           108
Devon Financing Corp. ULC, 7.875%, 09/30/31                   135           162
Enterprise Products Operating LP, Ser
   B, 5.750%, 03/01/35                                        125           115
Weatherford International Ltd., 6.500%, 08/01/36               55            55
                                                                    -----------
                                                                            540
                                                                    -----------
PIPELINES (0.2%)
CenterPoint Energy Resources Corp.,
   Ser B, 7.875%, 04/01/13
Kinder Morgan, Inc., 6.400%,                                   55            61
01/05/36                                                       75            67
                                                                    -----------
                                                                            128
                                                                    -----------
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                      45            45
                                                                    -----------
RETAIL (0.4%)
Woolworths Ltd., 5.550%, 11/15/15 (d)                         285           282
                                                                    -----------
SEMICONDUCTORS (0.3%)
Freescale Semiconductor, Inc., 8.875%,
   12/15/14, Callable 12/15/10 @ 104.44 (d)                   110           110
Freescale Semiconductor, Inc., 10.125%,
   12/15/16, Callable 12/15/11 @ 105.06 (d)                    55            55
                                                                    -----------
                                                                            165
                                                                    -----------
TELECOMMUNICATIONS (1.0%)
AT&T, Inc., 5.100%, 09/15/14                                  130           126
Cisco Systems Inc., 5.500%, 02/22/16                          170           170
Verizon Communications, Inc., 5.550%, 02/15/16                115           115
Vodafone Group PLC, 5.500%, 06/15/11                          215           215
                                                                    -----------
                                                                            626
                                                                    -----------
TOTAL CORPORATE BONDS (COST $6,275)                                       6,297
                                                                    -----------
FIXED INCOME SECURITIES (4.1%)
AUTOMOBILE ABS (0.5%)
Daimler Chrysler Auto Trust, Ser
   2005-A, Cl A4, 3.740%, 02/08/10                            225           221
Honda Auto Receivables Owner Trust,
   Ser 2006-1, Cl A3, 5.070%, 02/18/10                        140           140
                                                                    -----------

                                                                            361
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.6%)
Banc of America Commercial Mortgage,
   Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42                  195           190
Banc of America Commercial Mortgage,
   Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46                  115           117
Bear Stearns Commercial Mortgage
   Securities, Ser 2006-PW13, Cl A4,
   5.540%, 09/11/41                                            95            96
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2005-CD1, Cl A4,
   5.400%, 07/15/44 (e)                                       345           344
GE Capital Commercial Mortgage
   Corp., Ser 2006-C1, Cl A4, 5.518%,
   03/10/44 (e)                                               205           206
GMAC Commercial Mortgage
   Securities, Inc., Ser 2003-C2, Cl A1,
   4.576%, 05/10/40                                           248           244
GS Mortgage Securities Corp. II, Ser
   2006-GG6, Cl A2, 5.506%, 04/10/38 (e)                      290           293
GS Mortgage Securities Corp. II, Ser
   2006-GG8, Cl A4, 5.560%, 11/10/39 (e)                       80            81
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-CB15, Cl A4,
   5.814%, 06/12/43 (e)                                       135           140
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-LDP6, Cl A4,
   5.475%, 04/15/43 (e)                                        85            86
LB-UBS Commercial Mortgage Trust,
   Ser 2006-C1, Cl A4, 5.156%, 02/15/31                       170           168
Morgan Stanley Capital, Ser
   2006-HQ10, Cl A4, 5.328%, 11/12/41 (e)                     185           185
Wachovia Bank Commercial Mortgage
   Trust, Ser 2006-C23, Cl A4, 5.418%,
   01/15/45 (e)                                               195           196
                                                                    -----------
                                                                          2,346
                                                                    -----------
TOTAL FIXED INCOME SECURITIES (COST $2,700)                               2,707
                                                                    -----------
U.S. GOVERNMENT AGENCIES (4.0%)
FANNIE MAE (3.2%)
5.000%, 10/15/11 (b)                                        1,080         1,082
5.250%, 09/15/16 (b)                                        1,020         1,038
                                                                    -----------
                                                                          2,120
                                                                    -----------
FREDDIE MAC (0.8%)
6.750%, 03/15/31                                              435           527
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $2,637)                              2,647
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGES (11.1%)
FANNIE MAE (4.2%)
5.131%, 01/01/36 (e)                                          810           809
5.416%, 04/01/36 (e)                                          395           395
5.500%, 04/01/36                                              681           673
5.362%, 05/01/36 (e)                                          381           383
5.370%, 05/01/36 (e)                                          530           532
                                                                    -----------
                                                                          2,792
                                                                    -----------

FREDDIE MAC (6.4%)
6.000%, 08/01/36                                              871           877
6.000%, 08/01/36                                              531           535
6.500%, 08/01/36                                              886           903
6.500%, 08/01/36                                              809           824
5.500%, 09/01/36                                            1,025         1,013
                                                                    -----------
                                                                          4,152
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.5%)
6.000%, 07/20/36                                              338           342
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $7,257)                                                          7,286
                                                                    -----------
U.S. TREASURY OBLIGATIONS (8.8%)
U.S. TREASURY BONDS (1.9%)
4.500%, 02/15/36 (b)                                        1,350         1,284
                                                                    -----------
U.S. TREASURY NOTES (6.9%)
2.250%, 02/15/07 (b)                                          830           827
3.375%, 12/15/08 (b)                                          775           755
3.500%, 08/15/09 (b)                                          710           689
4.875%, 04/30/11                                              165           166
4.625%, 10/31/11 (b)                                          545           543
4.500%, 11/30/11 (b)                                        1,290         1,278
4.500%, 11/15/15                                              250           246
                                                                    -----------
                                                                          4,504
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,758)                             5,788
                                                                    -----------
SHORT-TERM INVESTMENT (16.3%)
CSFB Enhanced Liquidity Portfolio, 5.471% (c)          10,750,316        10,750
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $10,750)                               10,750
                                                                    -----------
REPURCHASE AGREEMENT (2.1%)
Deutsche Bank AG, 4.815%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price of $1,413 (collateralized
   by U.S. Treasury Obligations; DN, due
   05/15/09; total market value $1,441)              $      1,413         1,413
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (COST $1,413)                                  1,413
                                                                    -----------
TOTAL INVESTMENTS (COST $69,436) (a) - 116.8%                            76,944
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.8)%                         (11,048)
                                                                    -----------
NET ASSETS - 100.0%                                                 $    65,896
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $69,727 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation........................   $7,793
Unrealized Depreciation........................     (576)
                                                  ------
Unrealized Appreciation (Depreciation).........   $7,217
                                                  ======

(b) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $10,426.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

Cl - Class
DN - Discount Note
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

CREDIT DEFAULT SWAP AGREEMENTS

                                                                                    UNREALIZED
                                                  NOTIONAL   FIXED   EXPIRATION    APPRECIATION
UNDERLYING INSTRUMENT                              AMOUNT    RATE       DATE      (DEPRECIATION)
---------------------                             --------   -----   ----------   --------------
Dow Jones CDX Indices; Series 7 (Citibank N.A.)   $595,000   0.40%    12/20/11         $(2)
Brunswick Corp. (Merrill Lynch)                    (60,000)  0.67%    12/20/11          (1)
Campbell Soup Co. (Citibank N.A.)                  (60,000)  0.15%    12/20/11          --
H.J. Heinz Co. (Citibank N.A.)                     (60,000)  0.36%    12/20/11          --
IStar Financial, Inc. (Citibank N.A.)              (60,000)  0.45%    12/20/11          --
Lennar Corp. (Citibank N.A.)                       (60,000)  0.71%    12/20/11          (1)
Nordstrom, Inc. (Citibank N.A.)                    (60,000)  0.24%    12/20/11          --
Nucor Corp.  (Citibank N.A.)                       (60,000)  0.18%    12/20/11          --
Quest Diagnostics, Inc. (Merrill Lynch)            (60,000)  0.42%    12/20/11          --
Sprint Nextel Corp. (Citibank N.A.)                (60,000)  0.60%    12/20/11          --
Weyerhaueser Co. (Citibank N.A.)                   (60,000)  0.59%    12/20/11          --
                                                                                       ---
                                                                                       $(4)
                                                                                       ===

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION AGGRESSIVE GROWTH FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                         SHARES        VALUE
                                                     ------------   ------------
EQUITY FUNDS (97.3%)
STI Classic Aggressive Growth Stock
   Fund, I Shares * (b)                                   431,543   $     5,209
STI Classic Capital Appreciation Fund,
   I Shares (b)                                           979,162        12,689
STI Classic Emerging Growth Stock
   Fund, I Shares * (b)                                   103,356         1,293
STI Classic International Equity Index
   Fund, I Shares (b)                                     663,362        11,854
STI Classic Large Cap Quantitative
   Equity Fund, I Shares (b)                              284,443         3,900
STI Classic Large Cap Relative Value
   Fund, I Shares (b)                                     694,923        12,342
STI Classic Large Cap Value Equity
   Fund, I Shares (b)                                     218,439         3,263
STI Classic Mid-Cap Equity Fund, I
   Shares (b)                                             197,177         2,611
STI Classic Mid-Cap Value Equity
   Fund, I Shares (b)                                     130,468         1,626
STI Classic Quality Growth Stock
   Fund, I Shares (b)                                     238,830         6,458
STI Classic Small Cap Growth Stock
   Fund, I Shares * (b)                                    32,712           658
STI Classic Small Cap Value Equity
   Fund, I Shares (b)                                      78,433         1,293
                                                                    -----------
TOTAL EQUITY FUNDS (COST $51,364)                                        63,196
                                                                    -----------
MONEY MARKET FUND (3.2%)
STI Classic Prime Quality Money
   Market Fund, I Shares, 4.823% (b)                    2,053,715         2,054
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $2,054)                                     2,054
                                                                    -----------
TOTAL INVESTMENTS (COST $53,418) (a) - 100.5%                            65,250
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                             (314)
                                                                    -----------
NET ASSETS - 100.0%                                                 $    64,936
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $54,727 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...............................   $10,599
Unrealized Depreciation...............................       (76)
                                                         -------
Unrealized Appreciation (Depreciation)................   $10,523
                                                         =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION CONSERVATIVE FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES         VALUE
                                                     ------------   ------------
EQUITY FUNDS (24.9%)
STI Classic Aggressive Growth Stock
   Fund, I Shares * (b)                                    15,189   $       183
STI Classic Capital Appreciation Fund,
   I Shares (b)                                            28,207           366
STI Classic Emerging Growth Stock
   Fund, I Shares * (b)                                    10,872           136
STI Classic International Equity Index
   Fund, I Shares (b)                                      28,591           510
STI Classic Large Cap Quantitative
   Equity Fund, I Shares (b)                                6,689            92
STI Classic Large Cap Relative Value
   Fund, I Shares (b)                                      20,591           366
STI Classic Large Cap Value Equity
   Fund, I Shares (b)                                       9,177           137
STI Classic Mid-Cap Equity Fund, I
   Shares (b)                                               6,919            92
STI Classic Mid-Cap Value Equity
   Fund, I Shares (b)                                       7,347            92
STI Classic Quality Growth Stock
   Fund, I Shares (b)                                       8,414           228
STI Classic Small Cap Value Equity
   Fund, I Shares (b)                                       5,551            91
                                                                    -----------
TOTAL EQUITY FUNDS (COST $1,874)                                          2,293
                                                                    -----------
FIXED INCOME FUNDS (69.4%)
STI Classic High Income Fund, I Shares (b)                 12,679            92
STI Classic Seix Floating Rate High
   Income Fund, I Shares (b)                               32,266           320
STI Classic Seix High Yield Fund, I
   Shares (b)                                              17,015           183
STI Classic Total Return Bond Fund, I
   Shares (b)                                             563,452         5,606
STI Classic U.S. Government Securities
   Ultra-Short Bond Fund, I Shares (b)                     18,456           183
                                                                    -----------
TOTAL FIXED INCOME FUNDS (COST $6,467)                                    6,384
                                                                    -----------
MONEY MARKET FUND (5.1%)
STI Classic Prime Quality Money
   Market Fund, I Shares, 4.823% (b)                      465,363           465
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $465)                                         465
                                                                    -----------
TOTAL INVESTMENTS (COST $8,806) (a) - 99.4%                               9,142
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                 55
                                                                    -----------
NET ASSETS - 100.0%                                                 $     9,197
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $8,851 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..............................   $ 396
Unrealized Depreciation..............................    (105)
                                                        -----
Unrealized Appreciation (Depreciation)...............   $ 291
                                                        =====

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION GROWTH AND INCOME FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES         VALUE
                                                     ------------   ------------
EQUITY FUNDS (72.3%)
STI Classic Aggressive Growth Stock
   Fund, I Shares * (b)                                   693,259   $     8,368
STI Classic Capital Appreciation Fund,
   I Shares (b)                                         1,560,037        20,217
STI Classic Emerging Growth Stock
   Fund, I Shares * (b)                                   166,037         2,077
STI Classic International Equity Index
   Fund, I Shares (b)                                   1,065,705        19,044
STI Classic Large Cap Quantitative
   Equity Fund, I Shares (b)                              406,556         5,574
STI Classic Large Cap Relative Value
   Fund, I Shares (b)                                   1,097,003        19,483
STI Classic Large Cap Value Equity
   Fund, I Shares (b)                                     374,209         5,591
STI Classic Mid-Cap Equity Fund, I
   Shares (b)                                             316,945         4,196
STI Classic Mid-Cap Value Equity
   Fund, I Shares (b)                                     223,566         2,786
STI Classic Quality Growth Stock
   Fund, I Shares (b)                                     358,214         9,686
STI Classic Small Cap Growth Stock
   Fund, I Shares * (b)                                    69,721         1,403
STI Classic Small Cap Value Equity
   Fund, I Shares (b)                                     126,304         2,081
                                                                    -----------
TOTAL EQUITY FUNDS (COST $80,388)                                       100,506
                                                                    -----------
FIXED INCOME FUNDS (23.9%)
STI Classic High Income Fund, I Shares (b)                192,786         1,392
STI Classic Seix Floating Rate High
   Income Fund, I Shares (b)                              140,171         1,392
STI Classic Seix High Yield Fund, I
   Shares (b)                                             129,360         1,392
STI Classic Total Return Bond Fund, I
   Shares (b)                                           2,786,747        27,728
STI Classic U.S. Government Securities
   Ultra-Short Bond Fund, I Shares (b)                    140,314         1,392
                                                                    -----------
TOTAL FIXED INCOME FUNDS (COST $33,601)                                  33,296
                                                                    -----------
MONEY MARKET FUND (4.1%)
STI Classic Prime Quality Money
   Market Fund, I Shares, 4.823% (b)                    5,682,912         5,683
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $5,683)                                     5,683
                                                                    -----------
TOTAL INVESTMENTS (COST $119,672) (a) - 100.3%                          139,485
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                             (392)
                                                                    -----------

NET ASSETS - 100.0%                                                 $   139,093
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $121,257 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..............................   $18,848
Unrealized Depreciation..............................      (620)
                                                        -------
Unrealized Appreciation (Depreciation)...............   $18,228
                                                        =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION MODERATE GROWTH FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES         VALUE
                                                     ------------   ------------
EQUITY FUNDS (55.4%)
STI Classic Aggressive Growth Stock
   Fund, I Shares * (b)                                   776,400   $     9,371
STI Classic Capital Appreciation Fund,
   I Shares (b)                                         1,589,831        20,603
STI Classic Emerging Growth Stock
   Fund, I Shares * (b)                                   148,210         1,854
STI Classic International Equity Index
   Fund, I Shares (b)                                   1,061,242        18,964
STI Classic Large Cap Quantitative
   Equity Fund, I Shares (b)                              410,061         5,622
STI Classic Large Cap Relative Value
   Fund, I Shares (b)                                   1,158,896        20,582
STI Classic Large Cap Value Equity
   Fund, I Shares (b)                                     377,011         5,633
STI Classic Mid-Cap Equity Fund, I
   Shares (b)                                             284,847         3,771
STI Classic Mid-Cap Value Equity
   Fund, I Shares (b)                                     150,804         1,879
STI Classic Quality Growth Stock
   Fund, I Shares (b)                                     412,916        11,165
STI Classic Small Cap Growth Stock
   Fund, I Shares * (b)                                    93,278         1,877
STI Classic Small Cap Value Equity
   Fund, I Shares (b)                                     113,509         1,871
                                                                    -----------
TOTAL EQUITY FUNDS (COST $82,216)                                       103,192
                                                                    -----------
FIXED INCOME FUNDS (41.1%)
STI Classic High Income Fund, I Shares (b)                259,264         1,872
STI Classic Seix Floating Rate High
   Income Fund, I Shares (b)                              377,013         3,744
STI Classic Seix High Yield Fund, I
   Shares (b)                                             173,967         1,872
STI Classic Total Return Bond Fund, I
   Shares (b)                                           6,744,433        67,107
STI Classic U.S. Government Securities
   Ultra-Short Bond Fund, I Shares (b)                    188,698         1,872
                                                                    -----------
TOTAL FIXED INCOME FUNDS (COST $77,270)                                  76,467
                                                                    -----------
MONEY MARKET FUND (4.0%)
STI Classic Prime Quality Money
   Market Fund, I Shares, 4.823% (b)                    7,520,633         7,521
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $7,521)                                     7,521
                                                                    -----------
TOTAL INVESTMENTS (COST $167,007) (a) - 100.5%                          187,180
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                             (930)
                                                                    -----------

NET ASSETS - 100.0%                                                 $   186,250
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $170,043 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation....................   $18,352
Unrealized Depreciation....................    (1,215)
                                              -------
Unrealized Appreciation (Depreciation).....   $17,137
                                              =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2015 FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
EQUITY FUNDS (82.3%)
STI Classic Aggressive Growth Stock
   Fund, I Shares * (b)                                     7,790   $        94
STI Classic Capital Appreciation Fund,
   I Shares (b)                                            17,602           227
STI Classic Emerging Growth Stock
   Fund, I Shares * (b)                                     2,132            27
STI Classic International Equity Index
   Fund, I Shares (b)                                      12,158           217
STI Classic Large Cap Quantitative
   Equity Fund, I Shares (b)                                4,883            67
STI Classic Large Cap Relative Value
   Fund, I Shares (b)                                      12,454           221
STI Classic Large Cap Value Equity
   Fund, I Shares (b)                                       3,605            54
STI Classic Mid-Cap Equity Fund, I
   Shares (b)                                               3,555            47
STI Classic Mid-Cap Value Equity
   Fund, I Shares (b)                                       2,154            27
STI Classic Quality Growth Stock
   Fund, I Shares (b)                                       4,438           120
STI Classic Small Cap Growth Stock
   Fund, I Shares * (b)                                       672            14
                                                                    -----------
TOTAL EQUITY FUNDS (COST $1,074)                                          1,115
                                                                    -----------
FIXED INCOME FUNDS (12.9%)
STI Classic High Income Fund, I Shares (b)                  1,858            13
STI Classic Seix Floating Rate High
   Income Fund, I Shares (b)                                1,351            13
STI Classic Seix High Yield Fund, I
   Shares (b)                                               1,246            13
STI Classic Total Return Bond Fund, I
   Shares (b)                                              12,053           121
STI Classic U.S. Government Securities
   Ultra-Short Bond Fund, I Shares (b)                      1,352            14
                                                                    -----------
TOTAL FIXED INCOME FUNDS (COST $171)                                        174
                                                                    -----------
MONEY MARKET FUND (2.1%)
STI Classic Prime Quality Money
   Market Fund, I Shares, 4.823% (b)                       27,742            28
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $28)                                           28
                                                                    -----------
EXCHANGE TRADED FUND (2.0%)
iShares Russell 2000 Value Index
   Fund                                                       335            27
                                                                    -----------
TOTAL EXCHANGE TRADED FUND (COST $26)                                        27
                                                                    -----------

TOTAL INVESTMENTS (COST $1,299) (a) - 99.3%                               1,344
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                  9
                                                                    -----------
NET ASSETS - 100.0%                                                 $     1,353
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,299 (amounts in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..........................    $50
Unrealized Depreciation...........................    (5)
                                                     ---
Unrealized Appreciation (Depreciation)............   $45
                                                     ===

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2025 FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
EQUITY FUNDS (92.6%)
STI Classic Aggressive Growth Stock
   Fund, I Shares * (b)                                    17,511   $       211
STI Classic Capital Appreciation Fund,
   I Shares (b)                                            38,708           502
STI Classic Emerging Growth Stock
   Fund, I Shares * (b)                                     4,194            52
STI Classic International Equity Index
   Fund, I Shares (b)                                      26,174           468
STI Classic Large Cap Quantitative
   Equity Fund, I Shares (b)                               11,542           158
STI Classic Large Cap Relative Value
   Fund, I Shares (b)                                      27,462           488
STI Classic Large Cap Value Equity
   Fund, I Shares (b)                                       8,867           132
STI Classic Mid-Cap Equity Fund, I
   Shares (b)                                               8,002           106
STI Classic Mid-Cap Value Equity
   Fund, I Shares (b)                                       4,243            53
STI Classic Quality Growth Stock
   Fund, I Shares (b)                                       9,695           262
STI Classic Small Cap Growth Stock
   Fund, I Shares * (b)                                     1,328            27
                                                                    -----------
TOTAL EQUITY FUNDS (COST $2,378)                                          2,459
                                                                    -----------
FIXED INCOME FUND (3.0%)
STI Classic Total Return Bond Fund, I
   Shares (b)                                               7,922            79
                                                                    -----------
TOTAL FIXED INCOME FUND (COST $78)                                           79
                                                                    -----------
MONEY MARKET FUND (2.2%)
STI Classic Prime Quality Money
   Market Fund, I Shares, 4.823% (b)                       59,379            59
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $59)                                           59
                                                                    -----------
EXCHANGE TRADED FUND (2.0%)
iShares Russell 2000 Value Index
   Fund                                                       657            53
                                                                    -----------
TOTAL EXCHANGE TRADED FUND (COST $50)                                        53
                                                                    -----------
TOTAL INVESTMENTS (COST $2,565) (a) - 99.8%                               2,650
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                  5
                                                                    -----------
NET ASSETS - 100.0%                                                 $     2,655
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $2,565 (amounts is thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $93
Unrealized Depreciation...........................    (8)
                                                     ---
Unrealized Appreciation (Depreciation)............   $85
                                                     ===

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2035 FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES          VALUE
                                                     ------------   ------------
EQUITY FUNDS (94.6%)
STI Classic Aggressive Growth Stock
   Fund, I Shares * (b)                                     7,633   $        92
STI Classic Capital Appreciation Fund,
   I Shares (b)                                            17,315           224
STI Classic Emerging Growth Stock
   Fund, I Shares * (b)                                     1,828            23
STI Classic International Equity Index
   Fund, I Shares (b)                                      11,733           210
STI Classic Large Cap Quantitative
   Equity Fund, I Shares (b)                                5,031            69
STI Classic Large Cap Relative Value
   Fund, I Shares (b)                                      12,290           218
STI Classic Large Cap Value Equity
   Fund, I Shares (b)                                       3,863            58
STI Classic Mid-Cap Equity Fund, I
   Shares (b)                                               3,489            46
STI Classic Mid-Cap Value Equity
   Fund, I Shares (b)                                       2,308            29
STI Classic Quality Growth Stock
   Fund, I Shares (b)                                       4,224           114
STI Classic Small Cap Growth Stock
   Fund, I Shares * (b)                                       579            12
                                                                    -----------
TOTAL EQUITY FUNDS (COST $1,050)                                          1,095
                                                                    -----------
FIXED INCOME FUND (0.9%)
STI Classic Total Return Bond Fund, I
   Shares (b)                                               1,151            11
                                                                    -----------
TOTAL FIXED INCOME FUND (COST $11)                                           11
                                                                    -----------
MONEY MARKET FUND (2.2%)
STI Classic Prime Quality Money
   Market Fund, I Shares, 4.823% (b)                       25,776            26
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $26)                                           26
                                                                    -----------
EXCHANGE TRADED FUND (2.0%)
iShares Russell 2000 Value Index
   Fund                                                       286            23
                                                                    -----------
TOTAL EXCHANGE TRADED FUND (COST $21)                                        23
                                                                    -----------
TOTAL INVESTMENTS (COST $1,108) (a) - 99.7%                               1,155
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                  4
                                                                    -----------
NET ASSETS - 100.0%                                                 $     1,159
                                                                    ===========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,108 (amounts is thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $50
Unrealized Depreciation...........................    (3)
                                                     ---
Unrealized Appreciation (Depreciation)............   $47
                                                     ===

(a)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
GEORGIA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (98.8%)
GEORGIA (93.2%)
Association County Commissioners of
   Georgia Leasing Program, Georgia Public
   Purpose Project, COP, 5.250%, 04/01/21,
   Callable 04/01/14 @ 102                           $      2,680   $     2,929
Athens Housing Authority, Student
   Housing Lease Project, RB, 5.250%,
   12/01/21, Callable 12/01/12 @ 100,
   AMBAC                                                    1,000         1,064
Atlanta Airport Passenger Facility
   Charge, Ser J, RB, 5.000%, 01/01/34,
   Callable 01/01/15 @ 100, FSA                            11,000        11,547
Atlanta Airport Project, Ser A, RB,
   AMT, 5.375%, 01/01/19, Callable
   07/01/14 @ 100, FSA                                      5,000         5,378
Atlanta Development Authority, Student
   Housing Facilities, Georgia State
   University, RB, 5.000%, 09/01/30,
   Callable 09/01/15 @ 100, XLCA                            2,600         2,752
Augusta Water & Sewer Authority, RB,
   5.250%, 10/01/34, Callable 10/01/14 @
   100, FSA                                                 2,000         2,162
Augusta Water & Sewer Authority, RB,
   5.250%, 10/01/39, Callable 10/01/14 @
   100, FSA                                                 5,000         5,393
Barrow County, GO, 4.500%, 10/01/11,
   FGIC                                                     1,255         1,301
Brunswick Water & Sewer, Refunding &
   Improvement Project, RB, 6.100%,
   10/01/14, MBIA                                           1,000         1,138
Burke County Development Authority,
   Pollution Control, Vogtle Project, RB,
   3.840%, 10/01/32 (b)                                     7,043         7,043
Carroll County Water Authority, Water
   & Sewer, RB, 5.250%, 07/01/22,
   Callable 07/01/15 @ 100, FSA                             1,000         1,094
Carrollton Payroll Development
   Authority, UWG Campus Center, RB,
   5.250%, 08/01/27, Callable 8/01/14 @
   100, MBIA                                                1,000         1,079
Central Valdosta Development
   Authority, Lowndes County Judicial
   Project, RB, 5.250%, 06/01/21, Callable
   06/01/13 @ 102                                           1,885         2,046
Cherokee County School System, GO,
   5.000%, 08/01/13, MBIA                                   1,000         1,075

Clarke County Hospital Authority,
   Athens Regional Medical Center Project,
   RB, 5.375%, 01/01/07, MBIA                               1,425         1,425
Cobb County Development Authority,
   Kennesaw State University Project, RB,
   5.000%, 07/15/29, Callable 07/15/14 @
   100, MBIA                                                2,250         2,370
Cobb County Development Authority,
   Kennesaw State University Project, Ser A,
   RB, 5.000%, 07/15/29, Callable
   07/15/14 @ 100, MBIA                                     2,000         2,104
Cobb County Development Authority,
   Solid Waste Disposal, Georgia Waste
   Management Project, Ser A, RB, AMT,
   5.000%, 04/01/33, Callable 04/01/16 @ 101                1,000         1,023
Cobb-Marietta County, Coliseum &
   Exhibit Hall Project, RB, 5.500%,
   10/01/12, MBIA                                             940         1,005
College Park Business & Industrial
   Development Authority, Civic Center
   Project, RB, 5.750%, 09/01/20,
   Prerefunded 09/01/10 @ 102, AMBAC                        3,000         3,263
Columbus Water & Sewer, RB,
   5.000%, 05/01/31, Callable 05/01/16 @
   100, FSA                                                 1,250         1,332
Coweta County Development Authority,
   Newnan Water, Sewer & Light
   Commission, RB, 5.000%, 07/01/25,
   Callable 07/01/15 @ 100, MBIA                            1,000         1,062
Coweta County Water & Sewer
   Authority, RB, 5.000%, 06/01/25, FSA                     1,000         1,121
Dalton Utilities, RB, 6.000%, 01/01/08, MBIA                3,240         3,318
Dekalb County Public Safety & Judicial
   Facilities Authority, Public Safety &
   Judicial Facility Project, RB, 5.000%,
   12/01/29, Callable 01/01/14 @ 101                        1,000         1,059
Douglasville-Douglas County Water &
   Sewer Authority, RB, 5.625%, 06/01/15,
   Callable 12/01/15 @ 100, AMBAC                           1,390         1,498
Douglasville-Douglas County Water &
   Sewer Authority, RB, 5.000%, 06/01/28,
   Callable 12/01/15 @ 100, MBIA                            2,000         2,121
Forsyth County Hospital Authority,
   Baptist Health Care System Project, RB,
   6.375%, 10/01/28, ETM                                    1,000         1,253
Forsyth County Water & Sewer
   Authority, RB, 5.000%, 04/01/28,
   Callable 04/01/13 @ 100                                  1,700         1,786
Fulton County Development Authority,
   Cauley Creek Water Facilities, Ser A,
   RB, AMT, 5.500%, 02/01/17, Callable
   02/01/11 @ 100                                           1,310         1,380
Fulton County Development Authority,
   Educational Facilities, Catholic Education
   of North Georgia, Inc., RB, 3.970%,
   04/01/28, LOC: Wachovia Bank N.A. (b)                    1,075         1,075

Fulton County Development Authority,
   Georgia Technology Foundation, Ser A,
   RB, 5.000%, 11/01/31, Callable 05/01/12
   @ 100                                                    1,000         1,046
Fulton County Development Authority,
   Molecular Science Building Project, RB,
   5.250%, 05/01/22, Callable 05/01/14 @
   100, MBIA                                                2,370         2,571
Fulton County Development Authority,
   Molecular Science Building Project, RB,
   5.250%, 05/01/27, Callable 05/01/14 @
   100, MBIA                                                3,375         3,633
Fulton County Development Authority,
   Molecular Science Building Project, RB,
   5.000%, 05/01/34, Callable 05/01/14 @
   100, MBIA                                                1,000         1,053
Fulton County Water & Sewer, RB,
   5.000%, 01/01/16, Callable 07/01/08 @
   101, FGIC                                                1,630         1,676
Fulton County Water & Sewer, RB,
   5.000%, 01/01/24, Callable 01/01/14 @
   100, FGIC                                                2,000         2,116
Georgia Municipal Electric Authority,
   RB, 8.000%, 01/01/15, Callable 02/26/07
   @ 100, ETM                                               1,900         2,395
Georgia State Private College &
   Universities Facilities Authority, Mercer
   University Project, RB, 6.400%,
   11/01/11, MBIA, ETM                                      1,675         1,802
Georgia State Road & Tollway
   Authority, Federal Highway Grant, RAN,
   5.000%, 06/01/14, MBIA                                   3,000         3,247
Georgia State, Ser B, GO, 4.500%,
   03/01/21, Callable 03/01/16 @ 100                        2,285         2,361
Georgia State, Ser D, GO, 5.000%,
   07/01/16                                                 3,470         3,820
Gwinnett County Development
   Authority, Public Schools Project, COP,
   5.250%, 01/01/21, Prerefunded 01/01/14 @
   100, MBIA                                                2,910         3,183
Gwitt County Hospital Authority,
   Gwinnett Hospital Systems Project, Ser
   B, RB, 5.000%, 10/01/24, Callable
   10/01/14 @ 100                                           1,250         1,319
Gwinnett County School District, Ser B,
   GO, 6.400%, 02/01/07                                     1,500         1,504
Gwinnett County, Public Schools
   Project, COP, 5.250%, 01/01/25, Prerefunded
   01/01/14 @ 100, MBIA                                     1,500         1,640
Habersham County School District, GO,
   4.500%, 04/01/12, MBIA                                   1,335         1,387
Henry County Hospital Authority, Henry
   Medical Center Project, RB, 5.500%,
   07/01/08, Prerefunded 07/01/07 @ 102,
   AMBAC                                                    1,640         1,688
Henry County Water & Sewer, RB,
   6.150%, 02/01/20, AMBAC                                  2,100         2,559
Metropolitan Atlanta Rapid Transit
   Authority, Ser E, RB, 7.000%, 07/01/11, ETM              3,595         3,980

Milledgeville-Baldwin County
   Development Authority, Georgia College
   & State University Foundation, RB,
   6.000%, 09/01/33, Callable 09/01/14 @ 101                2,355         2,591
Municipal Electric Authority of Georgia,
   Combustion, Ser A, RB, 5.000%,
   11/01/24, Callable 11/01/07 @ 100                        2,000         2,018
Newnan Hospital Authority, Newnan
   Hospital Project, RB, 5.500%, 01/01/16,
   Callable 01/01/13 @100, MBIA                             1,435         1,557
Newnan Hospital Authority, Newnan
   Hospital Project, RB, 5.500%, 01/01/17,
   Callable 01/01/13 @ 100, MBIA                            2,570         2,783
Oconee County Industrial Development
   Authority, OIIT Project, RB, 5.250%,
   07/01/23, Callable 07/01/13 @ 100                        1,295         1,377
Paulding County School District, GO,
   6.000%, 02/01/10, MBIA                                   1,000         1,068
Paulding County School District, Ser A,
   GO, 6.625%, 02/01/07                                     1,000         1,003
Paulding County School District, Ser A,
   GO, 6.625%, 02/01/08                                       525           542
Upper Oconee Basin Water Authority,
   RB, 5.000%, 07/01/26, Callable 07/01/15
   @ 100, MBIA                                              2,000         2,128
Valdosta & Lowndes County Hospital
   Authority, South Georgia Medical Center
   Project, RB, 5.250%, 10/01/27, Callable
   10/01/12 @ 101, AMBAC                                    2,110         2,250
Vidalia Water & Sewer, RB, 6.000%,
   07/01/07, ETM                                              605           612
Walker, Dade & Catoosa Counties,
   Hutcheson Medical Project, Ser A, RB,
   5.500%, 10/01/08, Callable 10/01/07 @
   102, FSA                                                 1,370         1,414
Walton County Development Authority,
   Industrial Development, Walton Press,
   Inc. Project, RB, AMT, 3.950%,
   04/01/21, LOC: Bank of America N.A. (b)                  2,000         2,000
                                                                    -----------
                                                                        138,519
                                                                    -----------
PUERTO RICO (5.6%)
Puerto Rico Electric Power Authority,
   Ser SS, RB, 5.000%, 07/01/24, Callable
   07/01/15 @ 100, MBIA                                     1,000         1,074
Puerto Rico Highway & Transportation
   Authority, Ser AA, RB, 5.500%,
   07/01/19, MBIA                                           2,500         2,890
Puerto Rico Municipal Finance Agency,
   Ser A, GO, 5.000%, 08/01/30, Callable
   08/01/15 @ 100, FSA                                      2,300         2,450
Puerto Rico, Public Improvement, Ser
   A, GO, 5.500%, 07/01/29, FGIC                            1,600         1,922
                                                                    -----------
                                                                          8,336
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $142,563)                                   146,855
                                                                    -----------

MONEY MARKETS (0.7%)
Federated Tax-Free Obligations Fund,
   3.680%                                                 912,373           912
SEI Tax Exempt Trust, Institutional
   Tax Free Fund, 3.550%                                  132,095           132
                                                                    -----------
TOTAL MONEY MARKETS (COST $1,044)                                         1,044
                                                                    -----------
TOTAL INVESTMENTS (COST $143,607) (a) - 99.5%                           147,899
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                705
                                                                    -----------
NET ASSETS - 100.0%                                                 $   148,604
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $143,607 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $4,347
Unrealized Depreciation...........................      (55)
                                                     ------
Unrealized Appreciation (Depreciation)............   $4,292
                                                     ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company
FSA - Security insured by Financial Security Assurance
GO - General Obligation
MBIA - Security insured by the Municipal Bond Insurance Association
RAN - Revenue Anticipation Note
RB - Revenue Bond
Ser - Series
XLCA - Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH GRADE MUNICIPAL BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (94.7%)
ALABAMA (1.2%)
Montgomery Medical Clinic Board, Health Care
   Facility, Jackson Hospital & Clinic, RB,
   5.250%, 03/01/36, Callable 03/01/16 @ 100         $      2,000   $     2,086
                                                                    -----------
FLORIDA (39.2%)
Brevard County School Board, COP, 5.500%,
   07/01/17, Callable 07/01/12 @100, AMBAC                  1,860         2,012
Brevard County School Board, COP, 5.500%,
   07/01/18, Callable 07/01/12 @ 100, AMBAC                 3,015         3,260
Brevard County Utility Authority, RB, 5.250%,
   03/01/13, Callable 03/01/12 @ 100, FGIC                  1,000         1,072
Brevard County Utility Authority, RB, 5.250%,
   03/01/14, Callable 03/01/12 @ 100, FGIC                  1,000         1,072
Florida State Board of Education, Capital Outlay,
   Public Education Project, GO, 9.125%, 06/01/14,
   ETM                                                        950         1,266
Florida State Board of Education, Capital Outlay,
   Public Education Project, Ser B, GO, 5.250%,
   06/01/11, Callable 06/01/08 @ 101                        1,000         1,031
Florida State Board of Education, Capital Outlay,
   Public Education Project, Ser B, GO, 5.375%,
   06/01/18, Callable 06/01/12 @ 101, FGIC                  2,130         2,308
Florida State Board of Education, Capital Outlay,
   Public Education Project, Ser D, GO, 5.375%,
   06/01/15, Callable 06/01/12 @ 100                        1,535         1,659
Florida State Board of Education, Capital Outlay,
   Public Education Project, Ser D, GO, 5.625%,
   06/01/15, Callable 06/01/10 @ 101                        1,235         1,321
Florida State Board of Education, Lottery, Ser A,
   RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101,
   FGIC                                                     3,500         3,810
Florida State Division of Bond Finance, Department
   of Environmental Protection & Preservation, Ser
   2000-A, RB, 5.375%, 07/01/11, Callable
   07/01/09 @ 101, FGIC                                     2,130         2,236

Florida State Housing Financing
   Authority, Homeowner Mortgage Project,
   Ser 7, RB, AMT, 5.200%, 01/01/31,
   Callable 07/01/09 @ 100, FSA                                85            85
Greater Orlando Aviation Authority, Airport
   Facilities, RB, AMT, 5.500%, 10/01/17, FGIC              1,810         2,017
Hillsborough County Industrial Development
   Authority, University Community Hospital
   Project, RB, 6.500%, 08/15/19, MBIA                        145           176
Jacksonville Electric Authority, Electrical
   Systems Project, Ser 3-A, RB, 5.250%, 10/01/13,
   Callable 10/01/07 @ 101                                  1,000         1,022
Jacksonville Health Facilities Authority, Charity
   Obligation Group, Ser C, RB, 5.750%, 08/15/13,
   Prerefunded 08/15/11 @ 101                               3,090         3,278
Jacksonville Sales Tax, RB, 5.500%, 10/01/13,
   Callable 10/01/11 @ 100, AMBAC                           1,435         1,547
Jacksonville Sales Tax, RB, 5.500%, 10/01/14,
   Callable 10/01/11 @ 100, AMBAC                           1,200         1,291
Jacksonville Sales Tax, RB, 5.500%, 10/01/15,
   Callable 10/01/11 @ 100, AMBAC                           1,550         1,668
Lee County Memorial Health Systems Hospital, Ser
   A, RB, 5.750%, 04/01/15, Callable 04/01/12 @
   100, FSA                                                 1,000         1,095
Lee County Transportation Facility Authority, Ser
   A, RB, 5.500%, 10/01/13, Callable 10/01/11 @
   100, AMBAC                                               2,000         2,156
Manatee County Improvement Project, RB, 5.000%,
   10/01/23, Callable 10/01/14  @ 100, FGIC                 2,095         2,225
Miami Parking Facilities Authority, RB, 5.250%,
   10/01/15, MBIA                                           1,000         1,100
Miami-Dade County School Board, Ser A, COP,
   5.000%, 11/01/20, Callable 11/01/16 @ 100,
   AMBAC                                                    4,505         4,837
Orange County Health Facilities Authority, Ser C,
   RB, 6.250%, 10/01/16, MBIA, ETM                          4,855         5,716
Orange County School Board, Ser A, COP, 5.500%,
   08/01/18, Callable 08/01/12 @ 100, MBIA                  2,335         2,550
Orange County Tourist Development Tax Authority,
   RB, 5.500%, 10/01/11, Callable 10/1/09 @ 100,
   AMBAC                                                    3,030         3,183
Osceola County Tourist Development Tax Authority,
   Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12
   @ 100, FGIC                                              1,000         1,090
Palm Beach County Criminal Justice Facility, RB,
   5.000%, 06/01/15                                         1,865         2,027

Palm Beach County School Board Authority, Ser C,
   COP, 5.500%, 08/01/14, Callable 08/01/12 @ 100,
   FSA                                                      2,735         2,981
Pensacola Airport Authority, Ser A, RB, AMT,
   6.250%, 10/01/09, AMBAC                                    505           537
Pensacola Airport Authority, Ser A, RB, AMT,
   6.000%, 10/01/12, Callable 10/01/08 @ 102, MBIA          1,075         1,130
Polk County School District Sales Tax Authority,
   RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100,
   FSA                                                      2,000         2,194
Polk County Utility Systems Authority, RB, 6.000%,
   10/01/08, FGIC, ETM                                        985         1,011
Tampa Guaranteed Entitlement Authority, RB,
   6.000%, 10/01/18, AMBAC                                    500           567
Tampa Sales Tax Authority, Ser A, RB, 5.375%,
   10/01/14, Callable 10/01/11 @ 101, AMBAC                 1,640         1,772
                                                                    -----------
                                                                         68,302
                                                                    -----------
GEORGIA (4.4%)
Gwinnett County Development
   Authority, Gwinnett County Public Schools
   Project, COP, 5.000%, 01/01/16, MBIA                     7,000         7,597
                                                                    -----------
ILLINOIS (3.1%)
Chicago Housing Authority, Capital
   Program, RB, 5.000%, 07/01/23, Callable 07/01/16
   @ 100, FSA                                               5,000         5,323
                                                                    -----------
MARYLAND (1.2%)
Maryland State Health & Higher Education
   Facilities Authority, Western Maryland Health
   System, Ser A, RB,  4.750%, 07/01/36,
   Callable 07/01/16 @ 100, MBIA                            2,000         2,059
                                                                    -----------
NEVADA (3.4%)
Clark County, Bond Bank, GO, 5.000%, 11/01/21,
   Callable 11/01/16 @ 100, AMBAC                           5,550         5,988
                                                                    -----------
NEW JERSEY (2.5%)
New Jersey State Transportation Trust
   Fund Authority, Transportation System,
   Ser A, RB, 5.250%, 12/15/13, MBIA                        4,000         4,362
                                                                    -----------
OHIO (4.7%)
Columbus, Ser A, GO, 5.000%, 12/15/18, Callable
   12/15/16 @ 100                                           7,435         8,144
                                                                    -----------
PENNSYLVANIA (3.1%)
Allegheny County Airport Authority, Pittsburgh
   International Airport, Ser B, RB, AMT, 5.000%,
   01/01/18, MBIA PUERTO RICO (21.1%)                       5,000         5,350
                                                                    -----------
Puerto Rico Commonwealth Highway & Transportation
   Authority, RB, 5.250%, 07/01/15, Callable
   07/01/13 @ 100, FGIC                                     5,860         6,386
Puerto Rico Commonwealth Highway & Transportation
   Authority, Ser G, RB, 5.250%, 07/01/15,
   Callable 07/01/13 @ 100, FGIC                            3,000         3,269

Puerto Rico Commonwealth Highway & Transportation
   Authority, Ser I, RB, 5.000%, 07/01/23,
   Callable 07/01/14 @ 100, FGIC                            3,000         3,203
Puerto Rico Commonwealth Infrastructure Financing
   Authority, Special Tax, Ser C, RB, 5.500%,
   07/01/15, AMBAC                                          1,000         1,128
Puerto Rico Commonwealth Infrastructure Financing
   Authority, Special Tax, Ser C, RB, 5.500%,
   07/01/17, AMBAC                                         12,450        14,211
Puerto Rico Commonwealth Municipal Finance Agency,
   Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12
   @ 100, FSA                                               6,965         7,517
Puerto Rico Commonwealth Municipal Finance Agency,
   Ser A, RB, 5.250%, 08/01/16, Callable 08/01/12
   @ 100, FSA                                               1,020         1,101
                                                                    -----------
                                                                         36,815
                                                                    -----------
TEXAS (2.3%)
San Antonio, General Improvement, GO, 5.000%,
   02/01/21, Callable 02/01/16 @ 100                        3,805         4,074
                                                                    -----------
WASHINGTON (8.5%)
NJB Properties, Lease, King County Project, Ser A,
   RB, 5.000%, 12/01/31, Callable 12/01/16 @ 100,
   County Guaranteed                                       10,000        10,651
Washington State, Motor Vehicle Fuel Tax, Ser
   2007B, GO 5.000%, 07/01/29, Callable 07/01/16
   @ 100, FSA                                               3,885         4,139
                                                                    -----------
                                                                         14,790
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $162,837)                                   164,890
                                                                    -----------
MONEY MARKETS (4.3%)
Federated Tax-Free Obligations Fund, 3.680%             7,468,828         7,469
                                                                    -----------
TOTAL MONEY MARKETS (COST $7,469)                                         7,469
                                                                    -----------
TOTAL INVESTMENTS (COST $170,306) (a) - 99.0%                           172,359
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                              1,790
                                                                    -----------
NET ASSETS - 100.0%                                                 $   174,149
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $170,306 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $2,513
Unrealized Depreciation...........................     (460)
                                                     ------
Unrealized Appreciation (Depreciation)............   $2,053
                                                     ======

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation

ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company FSA - Security insured by Financial Security Assurance
GO - General Obligation
MBIA - Security insured by the Municipal Bond Insurance Association RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH INCOME FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
BANK LOANS (4.1%)
COMMERCIAL SERVICES (1.4%)
Merrill Corp., 11.850%, 10/01/13 (b) (d)             $      1,000   $       997
                                                                    -----------
COMPUTERS (0.6%)
Stratus Technologies, Inc., 14.350%, 03/15/12 (b)
   (d)                                                        450           432

LODGING (1.0%)
Kerzner International Ltd., 0.500%, 08/31/13 (b)
   (d)                                                        190           187
Kerzner International Ltd., 8.353%, 08/31/13 (b)
   (d)                                                         95            93
Kerzner International Ltd., 8.353%, 08/31/13 (b)
   (d)                                                         41            40
Kerzner International Ltd., 8.353%, 08/31/13 (b)
   (d)                                                        434           428
                                                                    -----------
                                                                            748
                                                                    -----------
TELECOMMUNICATIONS (1.1%)
Wind Telecommunications SpA, 0.000%, 12/07/11 (b)
   (d) (h)                                                    750           760
                                                                    -----------
TOTAL BANK LOANS (COST $2,944)                                            2,937
                                                                    -----------
CORPORATE BONDS (89.7%)
ADVERTISING (4.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable
   10/15/09 @ 105.063                                       1,435         1,520
Quebecor World, Inc., 9.750%, 01/15/15, Callable
   01/15/11 @ 104.88 (d)                                    1,040         1,047
R.H. Donnelley Corp., 10.875%, 12/15/12, Callable
   12/15/07 @ 105.44                                          250           273
                                                                    -----------
                                                                          2,840
                                                                    -----------
APPAREL (2.5%)
Hanesbrands, Inc., 8.735%, 12/15/14, Callable
   12/15/08 @ 102 (d)                                         210           214
Levi Strauss & Co., 8.875%, 04/01/16, Callable
   04/01/11 @ 104.44 (e)                                    1,500         1,567
                                                                    -----------
                                                                          1,781
                                                                    -----------
AUTO MANUFACTURERS (3.0%)
General Motors Corp., 7.200%, 01/15/11 (e)                  2,205         2,139
                                                                    -----------
AUTO PARTS & EQUIPMENT (3.0%)
Goodyear Tire & Rubber Co. (The), 9.140%,
   12/01/09, Callable 02/26/07 @ 100                        1,060         1,063

Goodyear Tire & Rubber Co. (The), 9.000%,
   07/01/15, Callable 07/01/10 @ 104.5 (d) (e)              1,000         1,048
                                                                    -----------
                                                                          2,111
                                                                    -----------
CHEMICALS (2.1%)
Ineos Group Holdings PLC, 8.500%, 02/15/16,
   Callable 02/15/11 @ 104.25 (d) (e)                         930           888
PQ Corp., 7.500%, 02/15/13, Callable 02/15/09 @
   103.75                                                     605           596
                                                                    -----------
                                                                          1,484
                                                                    -----------
COMMERCIAL SERVICES (5.3%)
Ashtead Holdings PLC, 8.625%, 08/01/15, Callable
   08/01/10 @ 104.31 (d)                                    1,000         1,040
Atlantic Broadband, Inc., 9.375%, 01/15/14,
   Callable 01/15/09 @ 104.69                               1,100         1,113
Rental Service Corp., 9.500%, 12/01/14, Callable
   12/01/10 @ 104.75 (d)                                    1,055         1,089
Visant Holdings Corp., 8.750%, 12/01/13, Callable
   12/01/08 @ 106.563 (e)                                     515           530
                                                                    -----------
                                                                          3,772
                                                                    -----------
COMPUTERS (1.3%)
Activant Solutions, Inc., 9.500%, 05/01/16,
   Callable 05/01/11 @ 104.75 (d)                             990           921
                                                                    -----------
COSMETICS/PERSONAL CARE (1.4%)
Revlon Consumer Products Corp., 8.625%, 02/01/08,
   Callable 02/26/07 @ 100 (e)                              1,000           988
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (6.3%)
Ford Motor Credit Co., 8.625%, 11/01/10                     1,410         1,451
Galaxy Entertainment Finance Co. Ltd.,
   9.875%, 12/15/12, Callable 12/15/09 @
   104.94 (d) (e)                                             100           107
General Motors Acceptance Corp. LLC,
   8.000%, 11/01/31                                         1,865         2,142
Hexion US Finance Corp., 9.870%,
   11/15/14, Callable 11/15/08 @ 102 (d)                       80            80
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11
   @ 104 (d)                                                  810           822
                                                                    -----------
                                                                          4,602
                                                                    -----------
DIVERSIFIED MINERALS (0.6%)
FMG Finance Property Ltd., 10.625%, 09/01/16 (d)
   (e)                                                        380           408
                                                                    -----------
DIVERSIFIED OPERATIONS (0.5%)
Nell AF SARL, 8.375%, 08/15/15,
   Callable 08/15/10 @ 104.19 (d) (e)                         365           375
                                                                    -----------
ELECTRIC (4.1%)
Aquila, Inc., 14.875%, 07/01/12 (e)                         1,420         1,853
FPL Energy National Wind, 6.125%,
   03/25/19 (d)                                               228           221
PSEG Energy Holdings LLC, 10.000%,
   10/01/09                                                    10            11

Sierra Pacific Resources, 7.803%,
   06/15/12, Callable 06/15/09 @ 103.90                         2             2
Sithe/Independence Funding Corp., Ser
   A, 9.000%, 12/30/13                                        750           817
                                                                    -----------
                                                                          2,904
                                                                    -----------
ENTERTAINMENT (0.1%)
Pokagon Gaming Authority, 10.375%,
   06/15/14, Callable 06/15/10 @ 105.19 (d)                    70            77
                                                                    -----------
FOOD (2.1%)
Pinnacle Foods Holding Corp., 8.250%,
   12/01/13, Callable 12/01/08 @ 104.12                     1,275         1,305
Stater Brothers Holdings, Inc., 8.125%,
   06/15/12, Callable 06/15/08 @ 104.06                       170           173
                                                                    -----------
                                                                          1,478
                                                                    -----------
FOREST PRODUCTS & PAPER (1.9%)
Appleton Papers, Inc., Ser B, 9.750%,
   06/15/14, Callable 06/15/09 @ 104.88                        10            10
Boise Cascade LLC, 8.249%, 10/15/12,
   Callable 08/21/12 @ 102                                    600           602
Verso Paper Holdings LLC, 9.121%,
   08/01/14, Callable 08/01/08 @ 102 (d)                      745           756
                                                                    -----------
                                                                          1,368
                                                                    -----------
HEALTHCARE - PRODUCTS (2.2%)
Universal Hospital Services, Inc.,
   10.125%, 11/01/11, Callable 11/01/07 @
   105.06                                                   1,450         1,548
                                                                    -----------
HEALTHCARE - SERVICES (5.5%)
HCA, Inc., 9.625%, 11/15/16, Callable
   11/15/11 @ 104.81 (d)                                    1,765         1,897
Triad Hospitals, Inc., 7.000%, 11/15/13,
   Callable 11/15/08 @ 103.50                                 900           906
US Oncology, Inc., 10.750%, 08/15/14,
   Callable 08/15/09 @ 105.38                               1,000         1,105
                                                                    -----------
                                                                          3,908
                                                                    -----------
HOUSEHOLD PRODUCTS/WARES (0.9%)
Mobile Services Group, Inc., 9.750%,
08/01/14, Callable 08/01/10 @ 104.88
(d)                                                           600           627
                                                                    -----------
LEISURE TIME (0.7%)
Travelport, Inc., 9.875%, 09/01/14,
   Callable 09/01/10 @ 104.94 (d)                             520           523
                                                                    -----------
MACHINERY DIVERSIFIED (1.8%)
Chart Industries, Inc., 9.125%,
   10/15/15, Callable 10/15/10 @ 104.56 (d)                 1,250         1,319
                                                                    -----------
MEDIA (10.2%)
CCH I LLC, 11.000%, 10/01/15,
   Callable 10/01/10 @ 105.50                               1,790         1,836
Compagnie Susquehanna, 9.875%,
   05/15/14, Callable 05/15/10 @ 104.94 (d)                 1,230         1,224
Dex Media, Inc., 9.547%, 11/15/13,
   Callable 11/15/08 @ 104.50 (c) (g)                          50            45
DirecTV Holdings LLC, 6.375%,
   06/15/15, Callable 06/15/10 @ 103.19                       710           681

Gray Television, Inc., 9.250%,
   12/15/11, Callable 12/15/07 @ 103.08                        50            52
Kabel Deutschland GmbH, 10.625%,
   07/01/14, Callable 07/01/09 @ 105.31                     1,800         1,995
LIN Television Corp., Ser B, 6.500%,
   05/15/13, Callable 05/15/08 @ 103.25                        10            10
Mediacom Broadband Corp. LLC,
   8.500%, 10/15/15, Callable 10/15/10 @
   104.25 (d)                                                 205           208
Quebecor Media, Inc., 7.750%,
   03/15/16, Callable 03/15/11 @ 103.875                      165           169
Quebecor World Capital Corp., 8.750%,
   03/15/16, Callable 03/15/11 @ 104.375 (d)                  110           105
Sinclair Broadcast Group, Inc., 8.750%,
   12/15/11, Callable 12/15/07 @ 102.917                      960         1,002
                                                                    -----------
                                                                          7,327
                                                                    -----------
MISCELLANEOUS MANUFACTURER (6.4%)
Bombardier, Inc., 8.000%, 11/15/14,
   Callable 11/15/10 @ 104 (d)                              1,225         1,256
Clarke American Corp., 11.750%,
   12/15/13, Callable 12/15/09 @ 105.875                    1,940         2,076
Koppers, Inc., 9.875%, 10/15/13,
   Callable 10/15/08 @ 104.94                                 239           260
Nutro Products, Inc., 10.750%,
   04/15/14, Callable 04/15/09 @ 108.063 (d)                  880           961
                                                                    -----------
                                                                          4,553
                                                                    -----------
OIL & GAS (1.0%)
Compagnie Gererale de Geophysique
   SA, 7.500%, 05/15/15, Callable 05/15/10
   @ 103.75                                                   150           151
Compton Petroleum Finance Corp.,
   7.625%, 12/01/13, Callable 12/01/09 @
   103.813                                                     50            48
OPTI Canada, Inc., 8.250%, 12/15/14,
   Callable @ 12/15/10 @ 104.13 (d)                           515           529
                                                                    -----------
                                                                            728
                                                                    -----------
PACKAGING & CONTAINERS (1.5%)
Graphic Packaging International,
   9.500%, 08/15/13, Callable 08/15/08 @
   104.75 (e)                                               1,000         1,055
                                                                    -----------
PHARMACEUTICALS (2.3%)
Angiotech Pharmaceuticals, Inc.,
   9.103%, 12/01/13, Callable 06/01/08 @
   104 (d)                                                  1,630         1,650
                                                                    -----------
PIPELINES (2.9%)
Copano Energy LLC, 8.125%, 03/01/16,
   Callable 03/01/11 @ 104.0625                                40            41
Targa Resources, Inc., 8.500%, 11/01/13,
   Callable 11/01/09 @ 104.25 (d)                           1,305         1,315
Williams Partners LP, 7.250%,
   02/01/17 (d)                                               675           689
                                                                    -----------
                                                                          2,045
                                                                    -----------
REAL ESTATE (0.0%)
American Real Estate Partners LP,
   7.125%, 02/15/13, Callable 02/15/09 @
   103.56                                                      10            10
                                                                    -----------

RETAIL (2.6%)
Blockbuster, Inc., 9.000%, 09/01/12,
   Callable 09/01/08 @ 104.5 (e) (g)                        1,000           967
Dave & Buster's, Inc., 11.250%,
   03/15/14, Callable 03/15/10 @ 105.625                      520           528
General Nutrition Center, 8.625%,
   01/15/11, Callable 01/15/08 @ 104.313                      315           332
                                                                    -----------
                                                                          1,827
                                                                    -----------
SEMICONDUCTORS (7.3%)
Amkor Technology, Inc., 9.250%,
   06/01/16, Callable 06/01/11 @ 104.625 (e)                  720           706
Avago Technologies Finance Ltd.,
   10.869%, 06/01/13, Callable 12/01/07 @
   102 (d)                                                  1,900         1,988
Freescale Semiconductor, Inc., 10.125%,
   12/15/16, Callable 12/15/11 @ 105.06 (d)                 1,890         1,892
NXP Funding LLC, 9.500%, 10/15/15,
   Callable 10/15/11 @ 104.75 (d) (e)                         695           712
                                                                    -----------
                                                                          5,298
                                                                    -----------
TELECOMMUNICATIONS (6.2%)
Intelsat Corp., 9.000%, 06/15/16,
   Callable 06/15/11 @ 104.5 (d)                            1,320         1,398
Nordic Telephone Co. Holdings,
   8.875%, 05/01/16, Callable 05/01/11 @
   104.438 (d) (e)                                            185           198
NTL Cable PLC, 9.125%, 08/15/16,
   Callable 08/15/11 @ 104.563                              1,950         2,059
Windstream Corp., 8.625%, 08/01/16,
   Callable 08/01/11 @104.31 (d)                              725           794
                                                                    -----------
                                                                          4,449
                                                                    -----------
TOTAL CORPORATE BONDS (COST $62,283)                                     64,115
                                                                    -----------
PREFERRED STOCK (1.3%)
CHEMICALS (1.3%)
Huntsman Corp., 5.000%                                     23,050           959
                                                                    -----------
TOTAL PREFERRED STOCK (COST $929)                                           959
                                                                    -----------
SHORT-TERM INVESTMENT (14.3%)
CSFB Enhanced Liquidity Portfolio, 5.471% (f)          10,222,183        10,222
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $10,222)                               10,222
                                                                    -----------
REPURCHASE AGREEMENT (4.8%)
Merrill Lynch & Co., Inc., 5.225%,
   dated 12/29/06, to be repurchased on 01/02/07,
   repurchase price $3,397 (collateralized by
   U.S. Government Agencies; 6.090%, due
   10/19/26; total market value $3,464)                     3,395         3,395
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $3,395)                                 3,395
                                                                    -----------

TOTAL INVESTMENTS (COST $79,773) (a) - 114.2%                            81,628
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.2)%                         (10,171)
                                                                    -----------
NET ASSETS - 100.0%                                                 $    71,457
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $79,780 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $1,989
Unrealized Depreciation...........................     (141)
                                                     ------
Unrealized Appreciation (Depreciation)............   $1,848
                                                     ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $9,751.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

(h) This security has not settled as of December 31, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
Ser - Series

CREDIT DEFAULT SWAP AGREEMENTS

                                                                             UNREALIZED
                                         NOTIONAL     FIXED   EXPIRATION    APPRECIATION
UNDERLYING INSTRUMENT                     AMOUNT       RATE      DATE      (DEPRECIATION)
---------------------                  ------------   -----   ----------   --------------
Sabre Holdings Corp. (Citibank N.A.)   $(1,000,000)   3.61%    03/20/12         $(16)
                                                                                ----
                                                                                $(16)
                                                                                ====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH QUALITY BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (3.3%)
AUTOMOBILE ABS (1.7%)
Chase Manhattan Auto Owner Trust, Ser
   2003-B, Cl A4, 2.570%, 02/16/10                   $        327   $       323
Daimler Chrysler Auto Trust, Ser
   2003-B, Cl A4, 2.860%, 03/09/09                            242           240
                                                                    -----------
                                                                            563
                                                                    -----------
CREDIT CARD ABS (1.6%)
Citibank Credit Card Master Trust I, Ser
   1998-2, Cl A, 6.050%, 01/15/10                             550           555
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $1,120)                               1,118
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.8%)
Banc of America Commercial Mortgage, Inc.,
   Ser 2006-4, Cl A4, 5.634%, 07/10/46                        185           189
Bear Stearns Commercial Mortgage Securities,
   Ser 2006-PW13, Cl A4, 5.540%, 09/11/41                     150           152
GS Mortgage Securities Corp. II, Ser 2006-GG8,
   Cl A4, 5.560%, 11/10/39 (b)                                130           132
JP Morgan Chase Commercial Mortgage Securities
   Corp., Ser 2006-CB15, Cl A4, 5.814%,
   06/12/43 (b)                                               200           207
JP Morgan Chase Commercial Mortgage Securities
   Corp., Ser 2006-LDP6, Cl A4, 5.475%,
   04/15/43 (b)                                               135           136
LB-UBS Commercial Mortgage Trust,
   Ser 2006-C1, Cl A4, 5.156%, 02/15/31                       280           276
Morgan Stanley Capital I, Ser
   2006-HQ10, Cl A4, 5.328%, 11/12/41 (b)                     215           215
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $1,302)                                                          1,307
                                                                    -----------
CORPORATE BONDS (16.2%)
AEROSPACE/DEFENSE (0.3%)
United Technologies Corp., 4.875%, 05/01/15                   100            96
                                                                    -----------
AIRLINES (0.2%)
Southwest Airlines Co., 5.125%, 03/01/17                       60            56
                                                                    -----------
BANKS (0.5%)
Bank of America Corp., 7.400%, 01/15/11                       155           167
                                                                    -----------

BREWERIES (0.4%)
Sabmiller PLC, 6.200%, 07/01/11 (c)                           145           148
                                                                    -----------
BUILDING MATERIALS (0.6%)
Lafarge SA, 6.150%, 07/15/11                                   70            72
Owens Corning, Inc., 6.500%, 12/01/16 (c)                     120           122
                                                                    -----------
                                                                            194
                                                                    -----------
COAL (0.2%)
Peabody Energy Corp., 7.375%, 11/01/16                         80            85
                                                                    -----------
COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co., 5.600%, 05/01/15 (c)                     55            55
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (6.0%)
ABX Financing Co., 5.750%, 10/15/16 (c)                       215           214
CIT Group, Inc., 5.125%, 09/30/14                             105           102
Citigroup, Inc., 5.125%, 05/05/14                             120           118
Fund American Cos., Inc., 5.875%, 05/15/13                    145           144
General Electric Capital Corp., 4.250%, 01/15/08              310           308
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13             130           125
Household Finance Corp., 4.125%, 12/15/08                     235           230
IDEARC, Inc., 8.000%, 11/15/16, Callable
   11/15/11 @ 104 (c)                                          55            56
International Lease Finance Corp., Ser
   Q, 5.250%, 01/10/13                                         55            54
International Lease Finance Corp., Ser
   R, 5.625%, 09/20/13                                         30            30
Janus Capital Group, Inc., 5.875%, 09/15/11                    55            55
JPMorgan Chase & Co., 6.625%, 03/15/12                        135           142
Lazard Group LLC, 7.125%, 05/15/15                            160           166
Morgan Stanley, 5.300%, 03/01/13                              135           135
Western Union Co., 5.930%, 10/01/16 (c)                       175           173
                                                                    -----------
                                                                          2,052
                                                                    -----------
ELECTRIC (0.6%)
MidAmerican Energy Holdings Co., Ser. D, 5.000%,
   02/15/14                                                   200           193
                                                                    -----------
ENTERTAINMENT (0.2%)
Harrah's Operating Co., Inc., 5.750%, 10/01/17                 90            75
                                                                    -----------
INSURANCE (0.7%)
American International Group, Ser G, 5.600%,
   10/18/16                                                   170           172
MetLife, Inc., 5.000%, 06/15/15                                55            53
                                                                    -----------
                                                                            225
                                                                    -----------
INVESTMENT COMPANIES (0.2%)
Credit Suisse First Boston USA, Inc., 6.500%,
   01/15/12                                                    70            74
                                                                    -----------
MEDIA (0.7%)

Cox Communications, Inc., 4.625%, 06/01/13                     60            56
Cox Communications, Inc., 5.450%, 12/15/14                     50            49
News America Holdings, Inc., 9.250%, 02/01/13                 125           147
                                                                    -----------
                                                                            252
                                                                    -----------
MISCELLANEOUS MANUFACTURER (0.6%)
General Electric Co., 5.000%, 02/01/13                         80            79
Siemens Financierings NV, 5.750%, 10/17/16 (c)                140           142
                                                                    -----------
                                                                            221
                                                                    -----------
OIL & GAS (1.4%)
Anadarko Petroleum Corp., 5.950%, 09/15/16                     85            85
Chesapeake Energy Corp., 6.500%, 08/15/17                      85            83
Devon Financing Corp. ULC, 6.875%, 09/30/11                   170           180
Enterprise Products Operating LP, Ser B, 5.600%,
   10/15/14                                                   130           128
                                                                    -----------
                                                                            476
PHARMACEUTICALS (0.3%)
Merck & Co., Inc., 5.125%, 11/15/11                            70            70
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16              40            39
                                                                    -----------
                                                                            109
                                                                    -----------
PIPELINES (0.6%)
Centerpoint Energy Resources Corp., Ser B, 7.875%,
   04/01/13                                                   100           111
Kinder Morgan, Inc., 5.700%, 01/05/16                          85            78
                                                                    -----------
                                                                            189
                                                                    -----------
RETAIL (0.7%)
Woolworths Ltd., 5.550%, 11/15/15 (c)                         235           233
                                                                    -----------
SEMICONDUCTORS (0.4%)
Freescale Semiconductor, Inc., 8.875%,
   12/15/14, Callable 12/15/10 @104.44 (c)                     85            85
Freescale Semiconductor, Inc., 10.125%,
   12/15/16, Callable 12/15/11 @ 105.06 (c)                    45            45
                                                                    -----------
                                                                            130
                                                                    -----------
TELECOMMUNICATIONS (1.4%)
AT&T, Inc., 5.100%, 09/15/14                                   55            53
Cisco Systems, Inc., 5.500%, 02/22/16                         135           135
Comcast Corp., 4.950%, 06/15/16                                70            65
Verizon Communications, Inc., 5.550%, 02/15/16                 65            65
Vodafone Group PLC, 5.500%, 06/15/11                          175           175
                                                                    -----------
                                                                            493
TOTAL CORPORATE BONDS (COST $5,503)                                       5,523
                                                                    -----------

U.S. GOVERNMENT AGENCY MORTGAGES (44.3%)
FANNIE MAE (20.1%)
5.000%, 10/15/11                                            2,155         2,161
5.725%, 03/01/12                                              219           223
6.260%, 05/01/12                                              306           318
5.250%, 09/15/16                                            1,725         1,757
5.131%, 01/01/36 (b)                                          692           690
5.416%, 04/01/36 (b)                                          338           338
5.500%, 04/01/36                                              568           561
5.362%, 05/01/36 (b)                                          326           327
5.370%, 05/01/36 (b)                                          453           455
                                                                    -----------
                                                                          6,830
                                                                    -----------
FREDDIE MAC (13.7%)
6.000%, 08/01/36                                            1,094         1,103
6.000%, 08/01/36                                              565           569
6.500%, 08/01/36                                            1,013         1,032
6.500%, 08/01/36                                            1,111         1,131
5.500%, 09/01/36                                              858           848
                                                                    -----------
                                                                          4,683
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (10.5%)
6.397%, 10/16/20 (b)                                          367           371
6.114%, 11/16/21                                               94            95
4.449%, 03/16/25                                              329           323
4.212%, 01/16/28 (b)                                          401           391
3.760%, 09/16/28                                              439           425
4.241%, 07/16/29                                              200           196
5.476%, 02/16/31 (b)                                          400           404
6.000%, 07/20/36                                              529           536
5.269%, 03/16/37 (b)                                          400           397
4.811%, 06/16/45                                              438           434
                                                                    -----------
                                                                          3,572
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $15,081)                                                        15,085
                                                                    -----------
U.S. TREASURY OBLIGATIONS (30.2%)
U.S. TREASURY NOTES (30.2%)
3.125%, 01/31/07                                              340           340
2.250%, 02/15/07                                            1,030         1,027
3.125%, 05/15/07                                            1,215         1,206
3.375%, 12/15/08                                            1,875         1,825
3.500%, 08/15/09                                            2,650         2,570
4.875%, 04/30/11                                              455           458
4.625%, 10/31/11                                            1,065         1,061
4.500%, 11/30/11                                              245           243
4.500%, 11/15/15                                            1,455         1,433
5.125%, 05/15/16                                               65            67
4.625%, 11/15/16                                               75            75
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $10,338)                           10,305
                                                                    -----------
MONEY MARKET (1.9%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (d)               653,439           653
                                                                    -----------
TOTAL MONEY MARKET (COST $653)                                              653
                                                                    -----------
TOTAL INVESTMENTS (COST $33,997) (a) - 99.7%                             33,991
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                 97
                                                                    -----------
NET ASSETS - 100.0%                                                 $    34,088
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $34,020 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $  82
Unrealized Depreciation...........................    (111)
                                                     -----
Unrealized Appreciation (Depreciation)............   $ (29)
                                                     =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Affiliate Investment

Cl - Class
PLC - Public Limited Company
LLC- Limited Liability Company
LP - Limited Partnership
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INTERMEDIATE BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (1.2%)
AUTOMOBILE ABS (1.1%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4,
   3.740%, 02/08/10                                  $        410   $       403
Honda Auto Receivables Owner Trust, Ser 2006-1,
   Cl A3, 5.070%, 02/18/10                                    265           265
                                                                    -----------
                                                                            668
                                                                    -----------
HOME EQUITY ABS (0.1%)
Contimortgage Home Equity Loan Trust, Ser 1996-2,
   Cl A8, 7.900%, 07/15/27                                     60            60
Delta Funding Home Equity Loan Trust, Ser 1999-3,
   Cl A1F, 7.462%, 09/15/29                                     6             6
New Century Home Equity Loan Trust, Ser 1999-NCB,
   Cl A7, 7.540%, 06/25/29                                      4             4
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A,
   6.765%, 04/15/31 (b)                                        14            14
                                                                    -----------
                                                                             84
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $753)                                   752
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)
Banc of America Commercial Mortgage,  Inc.,
   Ser 2004-4, Cl A3, 4.128%, 07/10/42                        355           345
Banc of America Commercial Mortgage,  Inc.,
   Ser 2006-4, Cl A4, 5.634%,  07/10/46                       345           352
Bear Stearns Commercial Mortgage Securities,
   Ser 2006-PW13, Cl A4,  5.540%, 09/11/41                    280           284
Citigroup/Deutsche Bank Commercial  Mortgage Trust,
   Ser 2005-CD1, Cl A4, 5.400%, 07/15/44 (b)                  415           414
Citigroup/Deutsche Bank Commercial Mortgage Trust,
   Ser 2006-CD2, Cl A4, 5.545%, 01/15/46 (b)                  275           277
GE Capital Commercial Mortgage  Corp., Ser 2006-C1,
   Cl A4, 5.518%, 03/10/44 (b)                                360           362
GMAC Commercial Mortgage Securities, Inc.,
   Ser 2003-C2, Cl A1, 4.576%, 05/10/40                       527           519
GS Mortgage Securities Corp. II, Ser
   2006-GG6, Cl A2, 5.506%, 04/10/38 (b)                      535           540

GS Mortgage Securities Corp. II, Ser 2006-GG8,
   Cl A4, 5.560%, 11/10/39 (b)                                245           249
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-CB15, Cl A4, 5.814%,
   06/12/43 (b)                                               360           372
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%,
   04/15/43 (b)                                               250           252
LB-UBS Commercial Mortgage Trust, Ser 2006-C1,
   Cl A4, 5.156%, 02/15/31                                    510           504
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4,
   5.328%, 11/12/41 (b)                                       575           574
Wachovia Bank Commercial Mortgage Trust,
   Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)                  455           457
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $5,483)                                                          5,501
                                                                    -----------
CORPORATE BONDS (24.5%)
AEROSPACE/DEFENSE (0.5%)
L-3 Communications Corp., 6.125%, 01/15/14,
   Callable 01/15/09 @103.06                                  125           122
United Technologies Corp., 4.875%, 05/01/15                   200           193
                                                                    -----------
                                                                            315
                                                                    -----------
AIRLINES (0.2%)
Southwest Airlines Co., 5.125%, 03/01/17                      105           97
                                                                    -----------
BANKS (1.1%)
Bank of America Corp., 7.400%, 01/15/11                       290           312
Wells Fargo & Co., 5.125%, 02/15/07                           360           360
                                                                    -----------
                                                                            672
                                                                    -----------
BREWERIES (0.5%)
Sabmiller PLC, 6.200%, 07/01/11 (c)                           305           312
                                                                    -----------
BUILDING MATERIALS (0.7%)
Lafarge SA, 6.150%, 07/15/11                                  170           174
Owens Corning, Inc., 6.500%, 12/01/16 (c)                     250           254
                                                                    -----------
                                                                            428
                                                                    -----------
CHEMICALS (0.2%)
Lyondell Chemical Co., 8.250%, 09/15/16,
   Callable 09/15/11 @ 104.13                                 125           131
                                                                    -----------
COAL (0.3%)
Peabody Energy Corp., 7.375%, 11/01/16                        170           181
                                                                    -----------
COMMERCIAL SERVICES (0.4%)
Corrections Corp. of America, 7.500%, 05/01/11,
   Callable 05/01/07 @ 103.75                                 125           129
ERAC USA Finance Co., 5.600%, 05/01/15 (c)                    120           119
                                                                    -----------
                                                                            248
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (8.1%)
ABX Financing Co., 5.750%, 10/15/16 (c)                       500           497

Citigroup, Inc., 5.125%, 05/05/14                             250           247
Citigroup, Inc., 5.125%, 09/30/14                             215           209
Fund American Cos., Inc., 5.875%, 05/15/13                    295           293
General Electric Capital Corp., 4.250%, 01/15/08              950           942
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13             290           280
Household Finance Corp., 4.125%, 12/15/08                     440           431
IDEARC, Inc., 8.000%, 11/15/16, Callable
   11/15/11 @ 104 (c)                                         100           102
International Lease Finance Corp., Ser Q, 5.250%,
   01/10/13                                                   135           134
International Lease Finance Corp., Ser R, 5.625%,
   09/20/13                                                    60            60
Janus Capital Group, Inc., 5.875%, 09/15/11                   125           126
John Deere Capital Corp., 3.900%, 01/15/08                    115           113
JPMorgan Chase & Co., 6.625%, 03/15/12                        300           316
Lazard Group LLC, 7.125%, 05/15/15                            335           347
Morgan Stanley, 5.300%, 03/01/13                              280           279
SLM Corp., 5.625%, 04/10/07                                   115           115
Western Union Co., 5.930%, 10/01/16 (c)                       360           357
                                                                    -----------
                                                                          4,848
                                                                    -----------
ELECTRIC (1.1%)
AES Corp. (The), 8.750%, 05/15/13, Callable
   05/15/08 @ 104.375 (c)                                     115           123
MidAmerican Energy Holdings Co., Ser. D, 5.000%,
   02/15/14                                                   420           404
NRG Energy, Inc., 7.375%, 02/01/16,
   Callable 02/01/11 @ 103.688                                125           126
                                                                    -----------
                                                                            653
                                                                    -----------
ENTERTAINMENT (0.2%)
WMG Acquisition Corp., 7.375%, 04/15/14, Callable
   04/15/09 @ 103.688                                         130           129
                                                                    -----------
ENVIRONMENT CONTROL (0.2%)
Allied Waste North America, Inc., 7.125%, 05/15/16,
   Callable 05/15/11 @ 103.56                                 125           124
                                                                    -----------
FOREST PRODUCTS & PAPER (0.2%)
Georgia-Pacific Corp., 8.125%, 05/15/11                       120           126
                                                                    -----------
INSURANCE (0.7%)
American International Group, Ser G, 5.600%,
   10/18/16                                                   340           343
MetLife, Inc., 5.000%, 06/15/15                               105           102
                                                                    -----------
                                                                            445
                                                                    -----------
INVESTMENT COMPANIES (0.2%)
Credit Suisse First Boston USA, Inc., 6.500%,
   01/15/12                                                   135           142
                                                                    -----------
LODGING (0.5%)
Harrah's Operating Co., Inc., 5.750%, 10/01/17                195           164

Wynn Las Vegas LLC, 6.625%, 12/01/14,
   Callable 12/01/09 @ 103.31                                 125           124
                                                                    -----------
                                                                            288
                                                                    -----------
MEDIA (1.6%)
Cox Communications, Inc., 4.625%, 06/01/13                    120           113
Cox Communications, Inc., 5.450%, 12/15/14                    100            97
Dex Media West/Finance LLC, Ser B,  9.875%,
   08/15/13, Callable 08/15/08 @ 104.938                      115           125
EchoStar DBS Corp., 7.125%, 02/01/16                          130           130
Mediacom Broadband LLC, 8.500%, 10/15/15,
   Callable 10/15/10 @ 104.25 (c)                             125           127
News America Holdings, Inc., 9.250%, 02/01/13                 200           235
Rogers Cable, Inc., 6.250%, 06/15/13                          125           126
                                                                    -----------
                                                                            953
                                                                    -----------
MISCELLANEOUS MANUFACTURER (0.6%)
General Electric Co., 5.000%, 02/01/13                        170           168
Siemens Financierings NV, 5.750%, 10/17/16 (c)                210           213
                                                                    -----------
                                                                            381
                                                                    -----------
OIL & GAS (1.7%)
Anadarko Petroleum Corp., 5.950%, 09/15/16                    180           180
Chesapeake Energy Corp., 6.500%, 08/15/17                     185           181
Devon Financing Corp. ULC, 6.875%, 09/30/11                   350           371
Enterprise Products Operating LP, Ser B, 5.600%,
   10/15/14                                                   325           319
                                                                    -----------
                                                                          1,051
                                                                    -----------
PHARMACEUTICALS (0.4%)
Merck & Co., Inc., 5.125%, 11/15/11                           165           165
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16              70            68
                                                                    -----------
                                                                            233
                                                                    -----------
PIPELINES (0.9%)
Centerpoint Energy Resources Corp., Ser  B,
   7.875%, 04/01/13                                           225           249
Kinder Morgan, Inc., 5.700%, 01/05/16                         195           179
Williams Cos., Inc., 7.125%, 09/01/11                         120           125
                                                                    -----------
                                                                            553
                                                                    -----------
RETAIL (0.8%)
Woolworths Ltd., 5.550%, 11/15/15 (c)                         480           475
                                                                    -----------
SEMICONDUCTORS (0.7%)
Advanced Micro Devices, Inc., 7.750%, 11/01/12,
   Callable 11/01/08 @ 103.88                                 125           130
Freescale Semiconductor, Inc., 8.875%, 12/15/14,
   Callable 12/15/10 @104.44 (c)                              165           164

Freescale Semiconductor, Inc., 10.125%, 12/15/16,
   Callable 12/15/11 @ 105.06 (c)                             100           100
                                                                    -----------
                                                                            394
                                                                    -----------
TELECOMMUNICATIONS (2.7%)
AT&T, Inc., 5.100%, 09/15/14                                  105           102
Cisco Systems, Inc., 5.500%, 02/22/16                         275           275
Citizens Communications Co., 9.250%, 05/15/11                 110           122
Comcast Corp., 4.950%, 06/15/16                               135           126
Intelsat Corp., 9.000%, 06/15/16,
Callable 06/15/11 @ 104.50 (c)                                120           127
NTL Cable PLC, 8.750%, 04/15/14,                              120           126
Callable 04/15/09 @ 104.375
Qwest Corp., 8.875%, 03/15/12                                 115           128
Verizon Communications, Inc., 5.550%, 02/15/16                145           144
Vodafone Group PLC, 5.500%, 06/15/11                          375           376
Windstream Corp., 8.625%, 08/01/16,
   Callable 08/01/11 @104.31 (c)                              115           126
                                                                    -----------
                                                                          1,652
                                                                    -----------
TOTAL CORPORATE BONDS (COST $14,880)                                     14,831
                                                                    -----------
FOREIGN GOVERNMENT BONDS (1.7%)
ARGENTINA (0.1%)
Republic of Argentina, 8.280%, 12/31/33                        56            60
                                                                    -----------
BRAZIL (1.0%)
Republic of Brazil, 7.875%, 03/07/15                          230           256
Republic of Brazil, 8.250%, 01/20/34                          295           359
                                                                    -----------
                                                                            615
                                                                    -----------
MEXICO (0.1%)
United Mexican States, Ser A, 7.500%, 04/08/33                 70            83
                                                                    -----------
PANAMA (0.1%)
Republic of Panama, 7.125%, 01/29/26                           55            59
                                                                    -----------
PERU (0.1%)
Republic of Peru, 8.750%, 11/21/33                             45            59
                                                                    -----------
PHILIPPINES (0.3%)
Republic of Philippines, 8.875%, 03/17/15                     100           118
Republic of Philippines, 9.500%, 02/02/30                      30            40
                                                                    -----------
                                                                            158
                                                                    -----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,023)                              1,034
                                                                    -----------
U.S. GOVERNMENT AGENCIES (8.5%)
FANNIE MAE (8.5%)
5.000%, 10/15/11                                            2,910         2,916
5.250%, 09/15/16                                            2,185         2,225
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $5,156)                              5,141
                                                                    -----------

U.S. GOVERNMENT AGENCY MORTGAGES (19.8%)
FANNIE MAE (8.1%)
5.131%, 01/01/36 (b)                                        1,630         1,627
5.416%, 04/01/36 (b)                                          795           796
5.500%, 04/01/36                                            1,718         1,698
5.362%, 05/01/36 (b)                                          768           771
                                                                    -----------
                                                                          4,892
                                                                    -----------
FREDDIE MAC (10.4%)
6.500%, 08/01/08                                               23            23
6.000%, 08/01/36                                              638           643
6.000%, 08/01/36                                            1,411         1,421
6.500%, 08/01/36                                            1,461         1,489
6.500%, 08/01/36                                            1,270         1,293
5.500%, 09/01/36                                            1,439         1,423
                                                                    -----------
                                                                          6,292
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
6.000%, 07/20/36                                              774           783
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $11,922)                                                        11,967
                                                                    -----------
U.S. TREASURY OBLIGATIONS (33.8%)
U.S. TREASURY NOTES (33.8%)
3.125%, 01/31/07                                              665           664
2.250%, 02/15/07                                            2,075         2,068
3.125%, 05/15/07                                            4,820         4,786
3.375%, 12/15/08                                            3,920         3,816
3.500%, 08/15/09                                            5,935         5,756
4.625%, 11/15/09                                              145           145
4.625%, 10/31/11                                              620           618
4.500%, 11/30/11                                              875           867
4.375%, 08/15/12                                              630           621
4.250%, 08/15/13                                               80            78
4.500%, 11/15/15                                              590           581
4.625%, 11/15/16                                              555           551
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $20,618)                           20,551
                                                                    -----------
MONEY MARKET (1.6%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (d)               949,181           949
                                                                    -----------
TOTAL MONEY MARKET (COST $949)                                              949
                                                                    -----------
TOTAL INVESTMENTS (COST $60,784) (a) - 100.2%                            60,726
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                             (139)
                                                                    -----------
NET ASSETS - 100.0%                                                 $    60,587
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $60,940 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $  12
Unrealized Depreciation...........................    (226)
                                                     -----
Unrealized Appreciation (Depreciation)............   $(214)
                                                     =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Affiliate Investment.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
Ser - Series

CREDIT DEFAULT SWAP AGREEMENTS

                                                                                       UNREALIZED
                                                    NOTIONAL    FIXED   EXPIRATION    APPRECIATION
UNDERLYING INSTRUMENT                                AMOUNT      RATE      DATE      (DEPRECIATION)
---------------------                              ----------   -----   ----------   --------------
Dow Jones CDX Indices; Series 7
   (Citibank N.A.)                                 $1,195,000    0.40%   12/20/11         $(4)
Argentina Government International Bond
   (Citibank N.A.)                                     15,000    2.11%   11/20/11          --
Bolivarian Republic of Venezuela (Citibank N.A.)      (15,000)   1.48%   12/20/11          --
Brunswick Corp. (Merrill Lynch)                      (120,000)   0.67%   12/20/11          (1)
Campbell Soup Co. (Citibank N.A.)                    (120,000)   0.15%   12/20/11          --
H.J. Heinz Co. (Citibank N.A.)                       (120,000)   0.36%   12/20/11          --
IStar Financial, Inc. (Citibank N.A.)                (120,000)   0.45%   12/20/11          --
Lennar Corp. (Citibank N.A.)                         (120,000)   0.71%   12/20/11          (1)
Nordstrom, Inc. (Citibank N.A.)                      (120,000)   0.24%   12/20/11          --
Nucor Corp.  (Citibank N.A.)                         (120,000)   0.18%   12/20/11          --
Quest Diagnostics, Inc. (Merrill Lynch)              (120,000)   0.42%   12/20/11          --
Sprint Nextel Corp. (Citibank N.A.)                  (120,000)   0.60%   12/20/11          (1)
Weyerhaueser Co. (Citibank N.A.)                     (120,000)   0.59%   12/20/11          (1)
                                                                                          ---
                                                                                          $(8)
                                                                                          ===

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (1.2%)
AUTOMOBILE ABS (1.0%)
Daimler Chrysler Auto Trust, Ser
   2005-A, Cl A4, 3.740%, 02/08/10                   $      2,700   $     2,656
Honda Auto Receivables Owner Trust,
   Ser 2006-1, Cl A3, 5.070%, 02/18/10                      1,765         1,762
                                                                    -----------
                                                                          4,418
                                                                    -----------
CREDIT CARD ABS (0.2%)
Citibank Credit Card Issuance Trust, Ser
   2008-A7, Cl A7, 4.150%, 07/07/17                         1,000           937
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $5,330)                               5,355
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS  (7.0%)
Banc of America Commercial Mortgage,
   Inc., Ser 2004-4, Cl A3, 4.128%,
   07/10/42                                                 2,375         2,309
Banc of America Commercial Mortgage,
   Inc., Ser 2006-4, Cl A4, 5.634%,
   07/10/46                                                 1,675         1,710
Bear Stearns Commercial Mortgage
   Securities, Ser 2006-PW13, Cl A4,
   5.540%, 09/11/41                                         1,385         1,405
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2005-CD1, Cl A4,
   5.400%, 07/15/44 (b)                                     2,995         2,988
GE Capital Commercial Mortgage
   Corp., Ser 2006-C1, Cl A4, 5.518%,
   03/10/44 (b)                                             2,450         2,462
GMAC Commercial Mortgage
   Securities, Inc., Ser 2003-C2, Cl A1,
   4.576%, 05/10/40                                         3,138         3,085
GS Mortgage Securities Corp. II, Ser
   2006-GG6, Cl A2, 5.506%, 04/10/38
   (b)                                                      3,650         3,684
GS Mortgage Securities Corp. II, Ser
   2006-GG8, Cl A4, 5.560%, 11/10/39
   (b)                                                      1,200         1,219
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-CB15, Cl A4,
   5.814%, 06/12/43 (b)                                     1,865         1,929
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-LDP6, Cl A4,
   5.475%, 04/15/43 (b)                                     1,235         1,246
LB-UBS Commercial Mortgage Trust,
   Ser 2006-C1, Cl A4, 5.156%, 02/15/31                     2,430         2,401
Morgan Stanley Capital I, Ser

   2006-HQ10, Cl A4, 5.328%, 11/12/41 (b)                   2,705         2,701
Wachovia Bank Commercial Mortgage
   Trust, Ser 2006-C23, Cl A4, 5.418%,
   01/15/45 (b)                                             2,985         2,999
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $30,040)                                                        30,138
                                                                    -----------
CORPORATE BONDS (23.5%)
AEROSPACE/DEFENSE (0.5%)
L-3 Communications Corp., 6.125%,
   01/15/14, Callable 01/15/09 @103.06                        640           626
United Technologies Corp., 4.875%,
   05/01/15                                                 1,495         1,441
                                                                    -----------
                                                                          2,067
                                                                    -----------
AIRLINES (0.2%)
Southwest Airlines Co., 5.125%,
   03/01/17                                                   870           807
                                                                    -----------
BANKS (0.7%)
Bank of America Corp., 7.400%,
   01/15/11                                                 2,685         2,892
                                                                    -----------
BREWERIES (0.5%)
Sabmiller PLC, 6.200%, 07/01/11 (c)(d)                      2,265         2,318
                                                                    -----------
BUILDING MATERIALS (0.8%)
Lafarge SA, 6.150%, 07/15/11                                1,225         1,254
Owens Corning, Inc., 6.500%, 12/01/16 (c)                   2,190         2,225
                                                                    -----------
                                                                          3,479
                                                                    -----------
CHEMICALS (0.5%)
Lyondell Chemical Co., 8.250%,
   09/15/16, Callable 09/15/11 @ 104.13 (d)                   625           656
Potash Corp. of Saskatchewan, Inc.,
   5.875%, 12/01/36                                         1,680         1,621
                                                                    -----------
                                                                          2,277
                                                                    -----------
COAL (0.3%)
Peabody Energy Corp., 7.375%,
   11/01/16                                                 1,390         1,480
                                                                    -----------
COMMERCIAL SERVICES (0.4%)
Corrections Corp. of America, 7.500%,
   05/01/11, Callable 05/01/07 @ 103.75                       630           649
ERAC USA Finance Co., 5.600%,
   05/01/15 (c)                                               870           863
                                                                    -----------
                                                                          1,512
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES  (6.0%)
ABX Financing Co., 6.350%, 10/15/36
   (c)                                                      2,165         2,154
Citigroup, Inc., 5.125%, 05/05/14                             765           755
Citigroup, Inc., 5.125%, 09/30/14                           1,530         1,486
Citigroup, Inc., 5.850%, 12/11/34                             670           680
Fund American Cos., Inc., 5.875%,
   05/15/13                                                 2,775         2,758
Goldman Sachs Group, Inc. (The),
   4.750%, 07/15/13                                         2,500         2,413
HSBC Holdings PLC, 7.625%,
   05/17/32                                                   950         1,151

IDEARC, Inc., 8.000%, 11/15/16,
   Callable 11/15/11 @ 104 (c)                                910           924
International Lease Finance Corp., Ser
   Q, 5.250%, 01/10/13                                        845           836
International Lease Finance Corp., Ser
   R, 5.625%, 09/20/13                                        555           559
Janus Capital Group, Inc., 5.875%,
   09/15/11                                                   945           951
John Deere Capital Corp., 3.900%,
   01/15/08                                                   445           439
JPMorgan Chase & Co., 6.625%,
   03/15/12                                                 2,780         2,933
Lazard Group LLC, 7.125%, 05/15/15
   (d)                                                      2,855         2,958
Morgan Stanley, 5.300%, 03/01/13                            1,865         1,859
Western Union Co., 5.930%, 10/01/16
   (c)                                                      3,020         2,992
                                                                    -----------
                                                                         25,848
                                                                    -----------
ELECTRIC (1.1%)
AES Corp. (The), 8.750%, 05/15/13,
   Callable 05/15/08 @ 104.375 (c)                            580           621
MidAmerican Energy Holdings Co.,
   6.125%, 04/01/36                                         1,595         1,608
NRG Energy, Inc., 7.375%, 02/01/16,
   Callable 02/01/11 @ 103.688                                630           633
Pacific Gas & Electric Co., 6.050%,
   03/01/34                                                 1,755         1,770
                                                                    -----------
                                                                          4,632
                                                                    -----------
ENTERTAINMENT (0.2%)
WMG Acquisition Corp., 7.375%,
   04/15/14, Callable 04/15/09 @ 103.688                      660           653
                                                                    -----------
ENVIRONMENT CONTROL (0.1%)
Allied Waste North America, Inc.,
   7.125%, 05/15/16, Callable 05/15/11 @
   103.56                                                     630           624
                                                                    -----------
FOREST PRODUCTS & PAPER (0.1%)
Georgia-Pacific Corp., 8.125%, 05/15/11
   (d)                                                        605           635
                                                                    -----------
INSURANCE  (0.8%)
American International Group, Ser G,
   5.600%, 10/18/16                                         3,005         3,033
Metlife, Inc., 5.700%, 06/15/35                               360           352
                                                                    -----------
                                                                          3,385
                                                                    -----------
INVESTMENT COMPANIES (0.2%)
Credit Suisse First Boston USA, Inc.,
   6.500%, 01/15/12                                           870           914
                                                                    -----------
LODGING (0.5%)
Harrah's Operating Co., Inc., 5.750%,
   10/01/17                                                 1,595         1,336
Wynn Las Vegas LLC, 6.625%,
   12/01/14, Callable 12/01/09 @ 103.31                       640           636
                                                                    -----------
                                                                          1,972
                                                                    -----------
MEDIA (1.2%)
Cox Communications, Inc., 4.625%,
   06/01/13                                                   990           931
Cox Communications, Inc., 5.450%,
   12/15/14                                                   910           886

Dex Media West/Finance LLC, Ser B,
   9.875%, 08/15/13, Callable 08/15/08 @
   104.938                                                    585           638
EchoStar DBS Corp., 7.125%, 02/01/16
   (d)                                                        650           650
Mediacom Broadband LLC, 8.500%,
   10/15/15, Callable 10/15/10 @ 104.25
   (c)                                                        645           653
News America Holdings, Inc., 6.200%,
   12/15/34                                                   845           816
Rogers Cable, Inc., 6.250%, 06/15/13                          640           645
                                                                    -----------
                                                                          5,219
                                                                    -----------
MISCELLANEOUS MANUFACTURER (1.6%)
General Electric Co., 5.000%,
   02/01/13                                                 4,495         4,445
Siemens Financierings NV, 6.125%,
   08/17/26 (c)                                             2,240         2,289
                                                                    -----------
                                                                          6,734
                                                                    -----------
OIL & GAS (1.8%)
Anadarko Petroleum Corp., 5.950%,
   09/15/16                                                 1,425         1,428
Chesapeake Energy Corp., 6.500%,
   08/15/17                                                 1,505         1,471
Devon Financing Corp. ULC, 7.875%,
   09/30/31                                                 1,885         2,268
Enterprise Products Operating LP, Ser
   B, 5.750%, 03/01/35                                      1,720         1,579
Weatherford International, Inc., 6.500%,
   08/01/36                                                   800           803
                                                                    -----------
                                                                          7,549
                                                                    -----------
PHARMACEUTICALS (0.4%)
Merck & Co., Inc., 5.125%, 11/15/11                         1,195         1,191
Teva Pharmaceutical Finance LLC,
   6.150%, 02/01/36                                           760           738
                                                                    -----------
                                                                          1,929
                                                                    -----------
PIPELINES (0.8%)
Centerpoint Energy Resources Corp., Ser
   B, 7.875%, 04/01/13                                      1,070         1,187
Kinder Morgan Finance Co. ULC,
   6.400%, 01/05/36                                         1,740         1,551
Williams Cos., Inc., 7.125%,
   09/01/11                                                   615           640
                                                                    -----------
                                                                          3,378
                                                                    -----------
REITS (0.1%)
Simon Property Group LP, 6.375%,
   11/15/07                                                   495           499
                                                                    -----------
RETAIL (0.9%)
Woolworths Ltd., 5.550%, 11/15/15
   (c)                                                      3,920         3,882
                                                                    -----------
SEMICONDUCTORS  (0.7%)
Advanced Micro Devices, Inc., 7.750%,
   11/01/12, Callable 11/01/08 @ 103.88                       635           659
Freescale Semiconductor, Inc., 8.875%,
   12/15/14, Callable 12/15/10 @104.44
   (c)                                                      1,610         1,604
Freescale Semiconductor, Inc., 10.125%,
   12/15/16, Callable 12/15/11 @ 105.06 (c)                   795           796
                                                                    -----------

                                                                          3,059
                                                                    -----------
TELECOMMUNICATIONS (3.1%)
AT&T, Inc., 5.100%, 09/15/14                                1,895         1,840
Cisco Systems, Inc., 5.500%,
   02/22/16                                                 2,345         2,346
Citizens Communications Co., 9.250%,
   05/15/11                                                   565           625
Comcast Corp., 6.450%, 03/15/37                             1,055         1,056
Intelsat Corp., 9.000%, 06/15/16,
   Callable 06/15/11 @ 104.50 (c)                             600           635
NTL Cable PLC, 8.750%, 04/15/14,
   Callable 04/15/09 @ 104.375                                610           638
Qwest Corp., 8.875%, 03/15/12                                 580           646
Verizon Communications, Inc., 5.550%,
   02/15/16                                                 1,635         1,629
Vodafone Group PLC, 5.500%,
   06/15/11                                                 3,050         3,058
Windstream Corp., 8.625%, 08/01/16,
   Callable 08/01/11 @104.31 (c)                              585           641
                                                                    -----------
                                                                         13,114
                                                                    -----------
TOTAL CORPORATE BONDS (COST $100,779)                                   100,858
                                                                    -----------
FOREIGN GOVERNMENT BONDS (1.3%)
ARGENTINA (0.1%)
Republic of Argentina, 8.280%,
   12/31/33                                                   273           296
                                                                    -----------
BRAZIL (0.7%)
Republic of Brazil, 7.875%, 03/07/15
   (d)                                                      1,160         1,292
Republic of Brazil, 8.250%, 01/20/34                        1,485         1,801
                                                                    -----------
                                                                          3,093
                                                                    -----------
INDONESIA (0.0%)
Republic of Indonesia, 8.500%, 10/12/35
   (c)                                                        125           155
                                                                    -----------
MEXICO (0.1%)
United Mexican States, Ser A, 7.500%,
   04/08/33                                                   345           407
                                                                    -----------
PANAMA (0.1%)
Republic of Panama, 7.125%, 01/29/26                          285           308
                                                                    -----------
PERU (0.1%)
Republic of Peru, 8.750%, 11/21/33                            225           296
                                                                    -----------
PHILIPPINES (0.2%)
Republic of Philippines, 8.875%,
   03/17/15                                                   515           610
Republic of Philippines, 9.500%,
   02/02/30                                                   160           213
                                                                    -----------
                                                                            823
                                                                    -----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $5,305)                              5,378
                                                                    -----------
U.S. GOVERNMENT AGENCIES (13.3%)
FANNIE MAE (8.6%)
3.250%, 02/15/09                                            1,000           965
3.800%, 07/14/10, Callable 02/05/07
   @ 100                                                      500           481

5.000%, 10/15/11 (d)                                       18,080        18,119
5.125%, 01/02/14                                              500           499
5.250%, 09/15/16 (d)                                       15,780        16,065
6.250%, 02/28/17, Callable 02/28/07 @
   100                                                        600           599
5.500%, 04/23/24, Callable 02/05/07 @
   100                                                        250           238
                                                                    -----------
                                                                         36,966
                                                                    -----------
FEDERAL HOME LOAN BANK (1.8%)
4.239%, 03/03/08 (b)                                        2,500         2,493
4.540%, 03/24/08, Callable 03/24/07
   @ 100 (b)                                                2,000         1,977
4.400%, 03/30/11, Callable 01/31/07 @
   100                                                      1,000           973
5.250%, 12/10/13, Callable 03/10/07 @
   100                                                      1,250         1,230
5.000%, 05/08/18, Callable 02/08/07 @
   100                                                      1,000           973
                                                                    -----------
                                                                          7,646
                                                                    -----------
FREDDIE MAC (2.9%)
4.050%, 11/17/09                                              700           683
6.250%, 06/25/10, Callable 06/25/07 @
   100                                                      1,000         1,004
4.650%, 08/27/10, Callable 02/27/07 @
   100                                                        500           492
6.000%, 06/27/17, Callable 06/27/07 @
   100                                                      1,000         1,002
6.750%, 03/15/31 (d)                                        7,535         9,123
                                                                    -----------
                                                                         12,304
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $56,887)                            56,916
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGES (21.7%)
FANNIE MAE (8.2%)
5.131%, 01/01/36 (b)                                       10,199        10,181
5.416%, 04/01/36 (b)                                        4,983         4,989
5.500%, 04/01/36                                            8,545         8,444
5.362%, 05/01/36 (b)                                        4,814         4,835
5.370%, 05/01/36 (b)                                        6,672         6,701
                                                                    -----------
                                                                         35,150
                                                                    -----------
FREDDIE MAC (12.0%)
7.000%, 05/01/07                                                8             8
6.000%, 08/01/36                                            5,590         5,631
6.000%, 08/01/36                                           11,232        11,315
6.500%, 08/01/36                                           10,135        10,323
6.500%, 08/01/36                                           11,449        11,661
5.500%, 09/01/36                                           12,855        12,711
                                                                    -----------
                                                                         51,649
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.5%)
7.000%, 04/15/13                                              210           217
7.000%, 08/15/14                                              151           156
7.000%, 05/15/31                                               65            67
6.000%, 07/20/36                                            5,732         5,797
                                                                    -----------
                                                                          6,237
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $92,659)                                                        93,036
                                                                    -----------
U.S. TREASURY OBLIGATIONS (30.5%)
U.S. TREASURY BONDS (5.1%)
4.500%, 02/15/36 (d)                                       22,950        21,824
                                                                    -----------

U.S. TREASURY NOTES (25.4%)
3.125%, 01/31/07                                               90            90
2.250%, 02/15/07 (d)                                       13,125        13,081
3.375%, 12/15/08 (d)                                       21,795        21,219
3.500%, 08/15/09 (d)                                       31,385        30,435
4.625%, 11/15/09 (d)                                          725           723
4.250%, 10/15/10 (d)                                        3,055         3,008
4.250%, 01/15/11 (d)                                        3,465         3,408
4.875%, 04/30/11 (d)                                        1,360         1,369
4.625%, 10/31/11 (d)                                       10,455        10,417
4.500%, 11/30/11 (d)                                       21,690        21,496
4.250%, 08/15/13                                              100            97
4.500%, 11/15/15                                            2,620         2,580
4.625%, 11/15/16                                            1,140         1,133
                                                                    -----------
                                                                        109,056
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $130,787)                         130,880
                                                                    -----------
SHORT-TERM INVESTMENT (40.2%)
CSFB Enhanced Liquidity Portfolio, 5.471% (e)         172,442,440       172,443
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $172,441)                             172,443
                                                                    -----------
MONEY MARKET (0.3%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (f)             1,348,591         1,349
                                                                    -----------
TOTAL MONEY MARKET (COST $1,349)                                          1,349
                                                                    -----------
TOTAL INVESTMENTS (COST $595,577) (a) - 139.0%                          596,353
LIABILITIES IN EXCESS OF OTHER ASSETS - (39.0)%                        (167,208)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   429,145
                                                                    ===========

------------
(a) Cost for federal income tax purposes is $596,499 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation......................   $ 1,470
Unrealized Depreciation......................    (1,616)
                                                --------
Unrealized Appreciation (Depreciation).......   $  (146)
                                                ========

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $166,939.

(e) This security was purchased with cash collateral held from securities lending.

(f)  Affiliate Investment.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

CREDIT DEFAULT SWAP AGREEMENTS

                                                                                               UNREALIZED
                                                           NOTIONAL    FIXED   EXPIRATION     APPRECIATION
UNDERLYING INSTRUMENT                                       AMOUNT     RATE       DATE       (DEPRECIATION)
---------------------                                     ----------   -----   -----------   -------------
Dow Jones CDX Indices; Series 7 (Citibank N.A.)           $7,415,000   0.40%     12/20/11        $ (25)
Argentina Government International Bond (Citibank N.A.)       85,000   2.11%     11/20/11           (1)
Bolivarian Republic of Venezuela (Citibank N.A.)             (85,000)  1.48%     11/20/11          ($1)
Brunswick Corp. (Merrill Lynch)                             (740,000)  0.67%     12/20/11           (5)
Campbell Soup Co. (Citibank N.A.)                           (740,000)  0.15%     12/20/11           (1)
H.J. Heinz Co. (Citibank N.A.)                              (740,000)  0.36%     12/20/11           --
IStar Financial, Inc. (Citibank N.A.)                       (740,000)  0.45%     12/20/11           (1)
Lennar Corp. (Citibank N.A.)                                (740,000)  0.71%     12/20/11           (6)
Nordstrom, Inc. (Citibank N.A.)                             (740,000)  0.24%     12/20/11           (2)
Nucor Corp. (Citibank N.A.)                                 (740,000)  0.18%     12/20/11           --
Quest Diagnostics, Inc. (Merrill Lynch)                     (740,000)  0.42%     12/20/11            2
Sprint Nextel Corp. (Citibank N.A.)                         (740,000)  0.60%     12/20/11           (4)
Weyerhaueser Co. (Citibank N.A.)                            (740,000)  0.59%     12/20/11           (4)
                                                                                                  ----
                                                                                                  $(48)
                                                                                                  ====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (93.9%)
ALABAMA (8.2%)
Alabama Public School & College
   Authority, Capital Improvements, Ser C,
   RB, 5.750%, 07/01/17, Callable 07/01/09
   @ 101.50                                          $      3,950   $     4,188
Alabama Water Pollution Control
   Authority, RB, 5.750%, 08/15/12,
   Callable 08/15/09 @ 100, AMBAC                           5,205         5,467
Auburn University, General Fee, Ser A,
   RB, 5.000%, 06/01/35, Callable 06/01/16
   @ 100, FSA                                              10,000        10,625
Auburn University, Ser A, RB, 6.000%,
   06/01/16, Callable 06/01/11 @ 100,
   MBIA                                                     4,060         4,436
Huntsville, Ser A, GO, 5.625%,
   05/01/16, Callable 05/01/12 @ 102                        2,375         2,626
Huntsville, Ser A, GO, 5.750%,
   05/01/19, Callable 05/01/12 @ 102                        2,800         3,106
                                                                    -----------
                                                                         30,448
                                                                    -----------
ARIZONA (0.9%)
Arizona Water Infrastructure Finance
   Authority, Water Quality, Ser A, RB,
   5.625%, 10/01/12, Callable 10/01/09 @ 101                3,280         3,472
                                                                    -----------
CALIFORNIA (5.6%)
California State, GO, 5.500%, 11/01/33,
   Callable 11/01/13 @ 100                                 11,000        12,047
Fresno Unified School District, Ser A,
   GO, 6.550%, 08/01/20, Callable 02/01/13
   @ 103, MBIA                                              1,000         1,178
Los Angeles County Metropolitan
   Transportation Authority, Sales Tax, Ser
   A, RB, 5.000%, 07/01/15, AMBAC                           5,000         5,434
Orange County Loma Ridge/Data Center
   Project, COP, 6.000%, 06/01/21,
   Prerefunded 06/01/19 @ 100, AMBAC                        2,075         2,409
                                                                    -----------
                                                                         21,068
                                                                    -----------
COLORADO (1.5%)
Douglas County School District No.
   RE1, Douglas & Ebert Counties, GO,
   5.750%, 12/15/20, Callable 12/15/14 @
   100, FGIC                                                2,540         2,868
Metro Wastewater Reclamation District,
   RB, 5.450%, 04/01/12, Callable 04/01/08
   @ 100                                                    2,570         2,625
                                                                    -----------
                                                                          5,493
                                                                    -----------

CONNECTICUT (1.2%)
Connecticut State, Ser F, GO, 5.000%,
   12/01/15                                                 3,970         4,334
                                                                    -----------
GEORGIA (0.9%)
Gwinnett County Development
   Authority, Gwinnett County Public
   Schools Project, COP, 5.000%, 01/01/16,
   MBIA                                                     3,000         3,256
                                                                    -----------
ILLINOIS (5.0%)
Chicago O'Hare International Airport,
   General Airport Third Lien, Ser A, RB,
   5.250%, 01/01/26, Callable 01/01/16 @ 100, MBIA          4,675         5,073
Illinois State Sales Tax, Ser X, RB,
   5.500%, 06/15/13, Callable 06/15/07 @ 101                3,390         3,450
Illinois State Toll Highway Authority,
   Ser A-1, RB, 5.000%, 01/01/20, Callable
   07/01/16 @ 100, FSA                                      2,500         2,692
Illinois State Toll Highway Authority,
   Ser A-1, RB, 5.000%, 01/01/26, Callable
   07/01/16 @ 100, FSA                                      2,500         2,668
Illinois State, First Ser, GO, 5.375%,
   04/01/13, MBIA                                           4,395         4,792
                                                                    -----------
                                                                         18,675
                                                                    -----------
INDIANA (1.3%)
Indianapolis Local Public Improvement
   Board, Waterworks Project, Ser A, RB,
   5.250%, 07/01/33, Prerefunded 07/01/12
   @ 100, MBIA                                              4,400         4,741
                                                                    -----------
IOWA (0.6%)
Des Moines Public Parking System, Ser
   A, RB, 6.375%, 06/01/18, Callable
   06/01/10 @ 100, FGIC                                     2,005         2,176
                                                                    -----------
KENTUCKY (1.7%)
Kentucky State Turnpike Authority,
   Economic Development, Revitalization
   Projects, Ser B, RB, 5.250%, 07/01/13,
   FSA                                                      6,000         6,526
                                                                    -----------
MARYLAND (4.8%)
Maryland State & Local Facilities,
   Second Series, GO, 5.000%, 08/01/18,
   Callable 08/01/13 @ 100                                  7,005         7,508
Maryland State Health & Higher
   Educational Facilities Authority, Western
   Maryland Health, Ser A, RB, 4.750%,
   07/01/36, Callable 07/01/16 @ 100,
   MBIA                                                    10,000        10,293
                                                                    -----------
                                                                         17,801
                                                                    -----------
MASSACHUSETTS (2.6%)
Massachusetts Bay Transportation
   Authority, Sales Tax, Ser B, RB,
   5.000%, 07/01/15                                         4,000         4,358
Massachusetts State, Construction Loan,
   Ser A, GO, 5.000%, 03/01/23, Prerefunded
   03/01/15 @ 100, FSA                                      5,000         5,446
                                                                    -----------
                                                                          9,804
                                                                    -----------
MICHIGAN (2.4%)

Detroit Water Supply System, Ser A,
   RB, 5.000%, 07/01/13, FSA                                5,160         5,517
Michigan Municipal Bond Authority,
   Clean Water State Revolving Fund, RB,
   5.375%, 10/01/17, Callable 10/01/12 @ 100                3,300         3,563
                                                                    -----------
                                                                          9,080
                                                                    -----------
MINNESOTA (1.1%)
Minnesota State, GO, 5.250%, 11/01/10                       4,000         4,236
                                                                    -----------
MISSOURI (9.9%)
Missouri State Highways &
   Transportation Commission, RB,
   5.000%, 02/01/15                                        11,750        12,773
Missouri State Highways &
   Transportation Commission, RB,
   5.000%, 02/01/18                                        21,855        24,104
                                                                    -----------
                                                                         36,877
                                                                    -----------
NEVADA (3.0%)
Clark County, Bond Bank, GO,
   5.000%, 11/01/23, Callable 11/01/16 @
   100, AMBAC                                              10,500        11,285
                                                                    -----------
NEW JERSEY (7.5%)
Garden State Preservation Trust, Open
   Space & Farmland Preservation, Ser A,
   RB, 5.800%, 11/01/19, Callable 11/01/15
   @ 100, FSA                                               3,000         3,452
Garden State Preservation Trust, Open
   Space & Farmland Preservation, Ser A,
   RB, 5.800%, 11/01/20, Callable 11/01/15
   @100, FSA                                               10,000        11,505
New Jersey Economic Development
   Authority, School Facilities Construction,
   Ser G, RB, 5.000%, 09/01/26,
   Prerefunded 09/01/13 @ 100, AMBAC                        7,015         7,562
New Jersey State Transportation Trust
   Fund Authority, Transportation Systems,
   Ser D, RB, 5.000%, 06/15/18,
   Prerefunded 06/15/15 @ 100, AMBAC                        5,000         5,450
                                                                    -----------
                                                                         27,969
                                                                    -----------
NEW YORK (12.3%)
Buffalo School Improvements, Ser D,
   GO, 5.500%, 12/15/14, Callable 12/15/11
   @ 100, FGIC                                              1,075         1,163
New York City Transitional Finance
   Authority, Future Secured Tax, Ser A-1,
   RB, 5.000%, 11/01/09                                     2,975         3,090
New York City, Ser A, GO, 6.250%,
   08/01/08, Callable 08/01/08 @ 100.75,
   MBIA                                                    11,000        11,185
New York City, Ser C, GO, 5.000%,
   01/01/14                                                 3,500         3,741
New York City, Ser C, GO, 5.000%,
   01/01/17                                                 5,000         5,409
Tobacco Settlement Financing Corp.,
   Ser A1, RB, 5.250%, 06/01/13, Callable
   06/01/08 @ 100                                          10,000        10,210

Tobacco Settlement Financing Corp.,
   Ser A1, RB, 5.500%, 06/01/14, Callable
   06/01/09 @ 100                                           3,750         3,900
Tobacco Settlement Financing Corp.,
   Ser C1, RB, 5.250%, 06/01/12, Callable
   06/01/07 @ 100                                           6,720         6,765
                                                                    -----------
                                                                         45,463
                                                                    -----------
OREGON (1.1%)
TRI-County Metropolitan
   Transportation District, Payroll Tax &
   Grant Receipt, RB, 4.000%, 05/01/14,
   Callable 05/01/09 @ 100, MBIA                            4,000         4,016
                                                                    -----------
PENNSYLVANIA (8.3%)
Easton Area School District, Ser 2006,
   GO, 7.750%, 04/01/25, Callable 04/01/16
   @ 100, FSA                                               8,790        11,406
Pennsylvania State Projects, First Series,
   GO, 5.250%, 02/01/13, MBIA                               5,755         6,244
Pennsylvania State, First Series, GO,
   5.000%, 01/01/18, Callable 01/01/13 @
   100, MBIA                                                5,690         6,098
Pittsburgh, Ser B, GO, 5.000%,
   09/01/12, FSA                                            6,800         7,244
                                                                    -----------
                                                                         30,992
                                                                    -----------
PUERTO RICO (4.9%)
Puerto Rico Commonwealth Highway &
   Transportation Authority, RB, 5.250%,
   07/01/15, Callable 07/01/13 @ 100, FGIC                  5,000         5,449
Puerto Rico Commonwealth Highway &
   Transportation Authority, RB, 5.250%,
   07/01/17, Callable 07/01/13 @ 100, FGIC                  5,260         5,699
Puerto Rico Commonwealth Highway &
   Transportation Authority, Ser G, RB,
   5.250%, 07/01/15, Callable 07/01/13 @
   100, FGIC                                                2,720         2,964
Puerto Rico Commonwealth Municipal
   Finance Agency, Ser A, RB, 5.250%,
   08/01/14, Callable 08/01/12 @ 100, FSA                   4,000         4,317
                                                                    -----------
                                                                         18,429
                                                                    -----------
TEXAS (3.9%)
Irving Waterworks & Sewer, RB,
   5.950%, 06/15/19, Callable 06/15/09 @
   100.50                                                   1,460         1,547
Lubbock County, GO, 5.500%,
   02/15/16, Callable 2/15/13 @ 100,
   FGIC                                                     4,360         4,776
North Harris County Regional Water
   Authority, RB, 5.250%, 12/15/18,
   Callable 12/15/14 @ 100, MBIA                            2,690         2,938
San Antonio Electric & Gas Systems,
   RB, 5.250%, 02/01/12, FSA                                5,000         5,346
                                                                    -----------
                                                                         14,607
                                                                    -----------
VIRGINIA (0.6%)
Fairfax County, Public Improvement,
   Ser A, GO, 5.250%, 04/01/13                              2,015         2,198
                                                                    -----------
WASHINGTON (4.6%)

NJB Properties, Lease, King County
   Project, Ser A, RB, 5.000%, 12/01/31,
   Callable 12/01/16 @ 100                                  5,000         5,326
Pierce County School District No. 10,
   Tacoma, GO, 5.000%, 12/01/16, Callable
   12/01/13 @ 100, FGIC                                     5,200         5,590
Washington State, Motor Vehicle Fuel
   Tax, Ser 2007B, GO, 5.000%, 07/01/29,
   Callable 07/01/16 @ 100, FSA                             6,000         6,392
                                                                    -----------
                                                                         17,308
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $348,004)                                   350,254
                                                                    -----------
MONEY MARKETS (8.9%)
Federated Tax-Free Obligations Fund,
   3.680%                                              18,155,545        18,156
SEI Tax Exempt Trust, Institutional
   Tax Free Fund, 3.550%                               14,959,483        14,959
                                                                    -----------
TOTAL MONEY MARKETS (COST $33,115)                                       33,115
                                                                    -----------
TOTAL INVESTMENTS (COST $381,119) (a) - 102.8%                          383,369
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%                          (10,387)
                                                                    -----------
NET ASSETS - 100.0%                                                    $372,982
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $381,119 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $3,224
Unrealized Depreciation...........................     (974)
                                                     ------
Unrealized Appreciation (Depreciation)............   $2,250
                                                     ======

AMBAC - Security insured by the American Municipal Bond Assurance Corporation COP - Certificate of Participation
FGIC - Security insured by the Financial Guaranty Insurance Company
FSA - Security insured by Financial Security Assurance
GO - General Obligation
MBIA - Security insured by the Municipal Bond Insurance Association
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
LIMITED DURATION FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (44.9%)
AUTOMOBILE ABS (5.7%)
   Americredit Automobile Receivables
   Trust, Ser 2004-CA, Cl A3, 3.000%,
   03/06/09                                          $     1,234    $     1,230
USAA Auto Owner Trust, Series
   2006-4, Class A1, 5.340%, 12/13/07                      2,599          2,599
                                                                    -----------
                                                                          3,829
                                                                    -----------
CREDIT CARD ABS (19.7%)
American Express Credit Account Master
   Trust, Ser 2003-3, Cl A, 5.460%,
   11/15/10 (b)                                            1,200          1,202
American Express Credit Account Master
   Trust, Ser 2005-3, Cl A, 5.350%,
   01/18/11 (b)                                            1,365          1,363
Chase Credit Card Master Trust, Ser
   2003-2, Cl A, 5.460%, Series 2003-2,
   Class A 07/15/10 (b)                                    1,400          1,402
Chase Issuance Trust, Ser 2005-A1, Cl
   A1, 5.360%, 12/15/10 (b)                                1,700          1,701
Citibank Credit Card Issuance Trust, Ser
    2003-A9, Cl A, 5.455%, 11/22/10 (b)                    2,600          2,604
First USA Credit Card Master Trust, Ser
    1997-4, Cl A, 5.560%, 02/17/10 (b)                       261            261
First USA Credit Card Master Trust, Ser
    1997-8, Cl A, 5.500%, 05/17/10 (b)                     2,516          2,518
MBNA Credit Card Master Trust, Ser
   2002-A10, Cl A, 5.490%, 02/16/10 (b)                      500            501
MBNA Credit Card Master Trust, Ser
   2002-A13, Cl A, 5.480%, 05/17/10 (b)                    1,800          1,803
                                                                    -----------
                                                                         13,355
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (9.1%)
Nelnet Student Loan Trust, Ser 2005-3,
   Cl A, 5.437%, 06/22/17 (b)                              2,900          2,904
SLM Student Loan Trust, Ser 2004-8,
   Cl A3, 5.467%, 07/27/15 (b)                             3,232          3,237
                                                                    -----------
                                                                          6,141
                                                                    -----------
FANNIE MAE (1.5%)
Guarantor Trust, Ser 2002-T10, Cl A1,
   5.560%, 06/25/32 (b)                                    1,036          1,036
                                                                    -----------
HOME EQUITY ABS (8.9%)
Countrywide Home Equity Loan Trust,
   Ser 2003-C, CL A, 5.620%, 05/15/29 (b)                  1,298          1,300
Countywide Home Equity Loan Trust,
   Ser 2006-C, Cl 2A, 5.530%, 05/15/36 (b)                 1,004          1,004
Countywide Home Equity Loan Trust,

   Ser 2006-E, Cl 2A, 5.460%, 11/29/31 (b)                   612            612
First Franklin Mortgage Loan, Ser
   2006-FF12, Cl A2, 5.360%, 09/25/36 (b)                  3,084          3,084
                                                                    -----------
                                                                          6,000
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $30,361)                             30,361
                                                                    -----------
U.S. GOVERNMENT AGENCIES (50.4%)
FANNIE MAE (41.3%)
3.550%, 01/12/07                                           5,000          4,998
4.100%, 01/26/07                                          12,500         12,491
2.375%, 02/15/07                                          10,450         10,415
                                                                    -----------
                                                                         27,904
                                                                    -----------
FEDERAL HOME LOAN BANK (3.1%)
   4.875%, 03/15/07                                        2,091          2,090
                                                                    -----------
FREDDIE MAC (6.0%)
   2.375%, 02/15/07                                        4,050          4,037
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $34,024)                            34,031
                                                                    -----------
MONEY MARKET (3.9%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (c)            2,637,402          2,637
                                                                    -----------
TOTAL MONEY MARKET (COST $2,637)                                          2,637
                                                                    -----------
TOTAL INVESTMENTS (COST $67,022) (a) - 99.2%                             67,029
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                                559
                                                                    -----------
NET ASSETS -  100.0%                                                    $67,588
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $67,023 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $14
Unrealized Depreciation...........................    (8)
                                                     ---
Unrealized Appreciation (Depreciation)............   $ 6
                                                     ===

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Affiliate investment.

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT AGENCIES (4.0%)
FANNIE MAE (4.0%)
6.000%, 05/15/08                                     $      9,000   $     9,103
4.875%, 12/15/16 (c)                                        8,200         8,108
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $17,386)                            17,211
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGES (92.2%)
FANNIE MAE (62.5%)
6.500%, 12/01/08                                            1,478         1,488
7.500%, 09/01/12                                            3,526         3,616
6.000%, 09/01/13                                              863           876
4.000%, 11/01/13                                            8,213         7,939
4.500%, 03/01/14                                           13,350        13,067
6.000%, 09/01/16                                            5,176         5,257
6.500%, 10/01/16                                            1,070         1,096
5.500%, 12/01/16                                            2,688         2,695
6.000%, 08/01/17                                            1,620         1,644
6.000%, 10/01/17                                            3,050         3,095
6.000%, 10/01/17                                            1,000         1,015
6.000%, 06/01/19                                            4,986         5,054
5.500%, 07/01/19                                            1,538         1,539
5.500%, 07/01/19                                            6,734         6,739
5.500%, 08/01/19                                            3,128         3,130
5.000%, 09/01/19                                            5,582         5,494
5.500%, 10/01/19                                            4,035         4,038
5.500%, 06/01/20                                            8,382         8,380
6.000%, 08/01/21                                           25,099        25,453
7.000%, 05/01/32                                            4,421         4,550
6.500%, 12/01/32                                            3,119         3,191
4.107%, 05/01/33 (b)                                        4,637         4,584
6.000%, 11/01/33                                            1,498         1,511
4.497%, 05/01/34 (b)                                        2,208         2,172
7.000%, 06/01/34                                            3,373         3,464
3.464%, 07/01/34 (b)                                        5,239         5,259
4.787%, 06/01/35 (b)                                       15,341        15,161
4.477%, 08/01/35 (b)                                        8,079         8,020
6.000%, 08/01/35                                            9,010         9,073
5.000%, 10/01/35                                           15,024        14,509
5.289%, 11/01/35 (b)                                       16,717        16,613
5.164%, 01/01/36 (b)                                        6,975         6,970
4.482%, 02/01/36 (b)                                       12,581        12,478
4.844%, 02/01/36 (b)                                       15,647        15,518
5.532%, 02/01/36 (b)                                       12,416        12,478
5.558%, 06/01/36                                            9,660         9,725
6.500%, 06/01/36                                            9,947        10,135
5.788%, 09/01/36 (b)                                       10,008        10,103
                                                                    -----------
                                                                        267,129
                                                                    -----------

FREDDIE MAC (29.1%)
7.000%, 11/01/16                                              693           712
6.500%, 02/01/17                                            2,040         2,087
5.500%, 05/01/17                                            3,835         3,844
6.000%, 07/01/17                                            2,640         2,678
5.000%, 02/15/19                                            9,210         9,170
4.500%, 10/15/27                                           10,000         9,807
6.000%, 12/01/31                                           14,477        14,628
6.500%, 09/01/32                                            3,658         3,740
5.017%, 12/01/32 (b)                                       11,270        11,351
3.495%, 08/01/33 (b)                                       15,821        15,366
4.962%, 04/01/35 (b)                                        7,168         7,154
5.293%, 04/01/36 (b)                                       17,899        17,891
6.500%, 09/01/36                                           11,176        11,384
5.000%, 10/01/36                                           14,963        14,436
                                                                    -----------
                                                                        124,248
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.6%)
6.000%, 07/20/36                                            2,659         2,690
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $396,283)                                                      394,067
                                                                    -----------
SHORT-TERM INVESTMENT (3.6%)
CSFB Enhanced Liquidity Portfolio, 5.471% (d)          15,390,000        15,390
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $15,390)                               15,390
                                                                    -----------
MONEY MARKET (4.0%)
STI Classic U.S. Government Securities
   Money Market Fund, 4.660% (e)                       16,973,169        16,973
                                                                    -----------
TOTAL MONEY MARKET (COST $16,973)                                        16,973
                                                                    -----------
TOTAL INVESTMENTS (COST $446,032) (a) - 103.8%                          443,641
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%                          (16,271)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   427,370
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $445,158 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $ 2,225
Unrealized Depreciation ..........................    (3,742)
                                                     -------
Unrealized Appreciation (Depreciation) ...........   $(1,517)
                                                     =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $15,030.

(d) This security was purchased with cash collateral held from securities lending.

(e)  Affiliate investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
MARYLAND MUNICIPAL BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (96.7%)
MARYLAND (95.0%)
Annapolis Public Improvement, GO,
   5.000%, 04/01/08                                  $        250   $       254
Anne Arundel County Special
   Obligation, Arundel Mills Project, RB,
   5.125%, 07/01/22, Callable 07/01/14 @
   100, County Guaranteed                                   1,000         1,080
Anne Arundel County, General
   Improvement, GO, 5.000%, 03/01/14                        1,000         1,083
Baltimore Convention Center, Baltimore
   Hotel Corp., Ser A, RB, 5.250%,
   09/01/39, Callable 09/01/16 @ 100                        1,000         1,086
Baltimore County, Public Improvement,
   GO, 5.000%, 08/01/08                                       600           613
Baltimore Public Improvement, Ser A,
   GO, 4.750%, 10/15/16                                     1,000         1,081
Baltimore Sewer Improvement,
   Wastewater Projects, Ser C, RB, 5.000%,
   07/01/22                                                 1,000         1,081
Cecil County, Public Improvement, GO,
   4.000%, 09/01/17, Callable 09/01/16 @ 100,
   CIFG                                                       750           758
Charles County, Public Improvement, GO,
   5.000%, 03/01/16                                         1,000         1,095
Frederick County Educational Facilities,
   Mount St. Mary's University, RB,
   5.625%, 09/01/38, Callable 09/01/16 @
   100                                                        500           535
Frederick County Educational Facilities,
   Mount St. Mary's University, Ser A, RB,
   4.750%, 09/01/08                                           175           177
Frederick County, Public Facilities, GO,
   5.000%, 12/01/15                                         1,075         1,178
Frederick County, Public Facilities, GO,
   5.000%, 12/01/16, Callable 12/01/15 @
   100                                                      1,000         1,092
Harford County, GO, 5.000%, 07/15/25,
   Callable 07/15/15 @ 100                                  1,000         1,070
Maryland Community Development
   Administration, Department of Housing
   & Community Development, People's
   Resource Center, Ser E, RB, 5.700%,
   09/01/17, Callable 09/01/09 @
   100                                                         10            10
Maryland Community Development
   Administration, Department of Housing
   & Community Development, Ser 2, RB,
   AMT, 4.700%, 04/01/11                                      500           511

Maryland Community Development
   Administration, Department of Housing &
   Community Development, Ser 2001B, RB,
   AMT, 4.100%, 07/01/08, FHA/GNMA/HUD                        285           286
Maryland Economic Development
   Corp., Department of Transportation
   Headquarters, RB, 5.375%, 06/01/19,
   Callable 06/01/12 @ 100.50                               1,000         1,080
Maryland Economic Development
   Corp., University of Maryland College
   Park Project, RB, 5.750%, 06/01/18,
   Prerefunded 06/01/13 @ 100                                 475           531
Maryland Economic Development
   Corp., University Village at Sheppard
   Pratt, RB, 5.875%, 07/01/21, Callable
   07/01/11 @ 101, ACA                                        250           268
Maryland Health & Higher
   Educational Facilities Authority, Calvert
   Health Systems, RB, 5.500%, 07/01/36,
   Callable 07/01/14 @ 100                                  1,000         1,069
Maryland Health & Higher
   Educational Facilities Authority, Carroll
   County General Hospital, RB, 6.000%,
   07/01/18, Callable 07/01/12 @ 100                          500           544
Maryland Health & Higher
   Educational Facilities Authority, Carroll
   County General Hospital, RB, 6.000%,
   07/01/21, Callable 07/01/12 @ 100                          250           272
Maryland Health & Higher
   Educational Facilities Authority, Catholic
   Health Initiatives, Ser A, RB, 6.000%,
   12/01/24, Callable 06/01/10 @ 101,
   ETM                                                        250           271
Maryland Health & Higher
   Educational Facilities Authority, Doctors
   Community Hospital, Ser A, RB,
   4.000%, 07/01/13                                           500           497
Maryland Health & Higher
   Educational Facilities Authority, Goucher
   College, RB, 5.375%, 07/01/25, Callable
   07/01/14 @ 100                                             565           605
Maryland Health & Higher
   Educational Facilities Authority, Hebrew
   Home of Greater Washington, RB,
   5.700%, 01/01/21, Callable 01/01/12 @
   100                                                        480           510
Maryland Health & Higher
   Educational Facilities Authority, Hebrew
   Home of Greater Washington, RB,
   5.700%, 01/01/22, Callable 01/01/12 @
   100                                                        510           542
Maryland Health & Higher
   Educational Facilities Authority,
   Lifebridge Health, Ser A, RB, 5.125%,
   07/01/34, Callable 07/01/14 @ 100                        1,000         1,045

Maryland Health & Higher
   Educational Facilities Authority,
   University of Maryland Medical System,
   RB, 5.750%, 07/01/21, Callable 07/01/11
   @ 100                                                    1,225         1,307
Maryland Health & Higher
   Educational Facilities Authority,
   University of Maryland Medical System,
   Ser A, RB, 4.500%, 07/01/26, Callable
   07/01/16 @ 100                                             500           500
Maryland Health & Higher
   Educational Facilities Authority, Western
   Maryland Health System, Ser A, RB,
   5.000%, 07/01/15, MBIA/FHA                               1,000         1,085
Maryland Stadium Authority, RB,
   5.800%, 03/01/26, Callable 03/01/07 @
   101, AMBAC                                                 250           251
Maryland Transportation Authority,
   Baltimore/Washington International
   Airport, Ser B, RB, AMT, 5.375%,
   03/01/15, Callable 03/01/12 @ 101,
   AMBAC                                                    1,000         1,073
Maryland, Capital Improvements,
   Ser A, GO, 5.000%, 02/15/17, Callable
   02/15/15 @ 100                                           1,000         1,087
Maryland, Capital Improvements,
   Ser A, GO, 5.000%, 02/15/19, Callable
   02/15/15 @ 100                                           1,000         1,082
Maryland, State & Local Facilities,
   Ser 2, GO, 5.000%, 08/01/16, Callable
   08/01/13 @ 100                                           1,000         1,080
Montgomery County Economic
   Development, Trinity Health Care Group,
   RB, 5.500%, 12/01/16, Callable 12/01/11
   @ 100                                                    1,000         1,070
Montgomery County Housing
   Opportunities Commission, Aston Woods
   Apartments, Ser A, RB, 4.900%,
   05/15/31, Callable 05/15/08 @ 102,
   FNMA                                                     1,150         1,186
Montgomery County Housing
   Opportunities Commission, Ser A, RB,
   4.450%, 07/01/17, Callable 01/01/11 @
   100                                                        150           151
Montgomery County Housing
   Opportunities Commission, Ser A, RB,
   6.000%, 07/01/20, Callable 07/01/10 @
   100                                                      1,005         1,054
Montgomery County Revenue
   Authority, Lease, College Arts Center
   Project, Ser A, RB, 5.000%, 05/01/28,
   Callable 05/01/15 @ 100                                  1,000         1,056
St. Mary's County, Public Improvement,
   GO, 5.500%, 07/01/11                                     1,165         1,258
Talbot County Public Facilities, GO,
   5.375%, 03/15/17, Callable 03/15/12 @
   101                                                      1,000         1,082
Washington Suburban Sanitation
   District, Anticipation Notes, Ser A, GO,
   3.920%, 06/01/23, LOC: Landesbank

   Hessen-Thueringen (b)                                      750           750
Washington Suburban Sanitation
   District, GO, 4.000%, 06/01/07                             200           200
                                                                    -----------
                                                                         35,496
                                                                    -----------
PUERTO RICO (1.7%)
Puerto Rico Housing Bank & Finance
   Agency, Affordable Housing Mortgage
   Portfolio I, RB, AMT, 6.250%, 04/01/29,
   Callable 04/01/05 @ 102,
   GNMA/FNMA/FHLMC                                            625           628
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $35,162)                                     36,124
                                                                    -----------
MONEY MARKET (2.1%)
Federated Maryland Municipal Cash
   Trust, 3.170%                                          789,333           789
                                                                    -----------
TOTAL MONEY MARKET (COST $789)                                              789
                                                                    -----------
TOTAL INVESTMENTS (COST $35,951) (a) - 98.8%                             36,913
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                                456
                                                                    -----------
NET ASSETS - 100.0%                                                 $    37,369
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $35,948 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $984
Unrealized Depreciation ..........................    (19)
                                                     ----
Unrealized Appreciation (Depreciation)............   $965
                                                     ====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

ACA - Security insured by American Capital Access
AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
CIFG - Security insured by CIFG Guaranty
ETM - Escrowed to Maturity
FHA - Security insured by the Federal Housing Administration
FHLMC - Security insured by Freddie Mac
FNMA - Security insured by Fannie Mae
GNMA - Security insured by the Government National Mortgage Association
GO - General Obligation
HUD - Security insured by the Department of Housing and Urban Development
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
NORTH CAROLINA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (97.4%)
NORTH CAROLINA (92.3%)
Appalachian State University,
   Procurement Services Building, RB,
   5.000%, 07/15/30, Callable 07/15/15
   @100, MBIA                                        $      1,250   $     1,329
Brunswick County Enterprise System,
   Ser A, RB, 5.250%, 04/01/22, Callable
   04/01/14 @ 100, FSA                                        500           542
Buncombe County, COP, 5.250%,
   10/01/17, Callable 10/01/13 @ 100,
   AMBAC                                                      585           630
Charlotte Transit Projects, Ser A, COP,
  5.000%, 06/01/33, Callable 06/01/13 @100                  1,920         1,998
Charlotte Water & Sewer System, RB,
   5.250%, 06/01/15, Prerefunded 06/01/09 @ 101               500           524
Charlotte Water & Sewer System, Ser
   A, RB, 4.625%, 07/01/36, Callable 07/01/16
   @ 100                                                    2,500         2,537
Charlotte, Convention Facilities Project,
   COP, 5.000%, 12/01/25, Callable 12/01/15 @ 100           1,000         1,060
Charlotte-Mecklenberg Hospital
   Authority, Carolinas Health Care System,
   Ser A, RB, 5.000%, 01/15/13, Callable
   01/15/07 @ 102                                             500           510
Dare County, COP, 5.000%, 06/01/23,
   Callable 12/01/12 @ 100, AMBAC                             830           872
Fayetteville Public Works Commission,
   RB, 3.375%, 01/15/07, FSA                                   90            90
Iredell County Public Facilities Project,
   COP, 5.250%, 10/01/20, Callable
   10/01/13 @ 100, AMBAC                                      500           538
Lee County Public Facilities Project,
   COP, 4.750%, 04/01/28, Callable
   04/01/17 @ 100, FSA                                      1,145         1,181
North Carolina Capital Facilities Finance
   Agency, Duke University Project, Ser A,
   RB, 5.250%, 07/01/42, Prerefunded 10/01/12
   @ 100                                                    4,500         4,861
North Carolina Capital Facilities Finance
   Agency, Educational Facilities, Trinity
   Episcopal School Project, RB, 3.910%,
   09/01/24, LOC: Wachovia Bank N.A. (b)                      400           400
North Carolina Capital Facilities Finance

   Agency, Student Housing, NCA&T
   University Foundation Project, Ser A,
   RB, 5.250%, 06/01/20, Callable 06/01/14
   @ 100, Radian                                              500           534
North Carolina Eastern Municipal Power
   Agency, Power System, Ser A, RB,
   5.700%, 01/01/15, Callable 01/01/07 @ 102, MBIA            500           510
North Carolina Eastern Municipal Power
   Agency, Power System, Ser C, RB,
   5.375%, 01/01/16, Callable 01/01/13 @ 100                  500           533
North Carolina Educational Facilities
   Finance Agency, Belmont Abbey College,
   RB, 3.910%, 06/01/18, LOC: Wachovia
   Bank N.A. (b)                                              400           400
North Carolina Educational Facilities
   Finance Agency, Wingate University, RB,
   3.910%, 05/01/22, LOC: Bank of America N.A. (b)            400           400
North Carolina Housing Finance Agency
   Homeownership, Ser 24-A, RB, AMT,
   4.900%, 01/01/38, Callable 01/01/16 @ 100                1,000         1,014
North Carolina Medical Care
   Commission, Health Care Facilities,
   Novant Health Obligations Group, RB,
   5.000%, 11/01/39, Callable 11/01/16 @ 100                1,000         1,046
North Carolina Medical Care
   Commission, Health Care Facilities,
   Novant Health Obligations Group, Ser A,
   RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100            1,290         1,362
North Carolina Medical Care
   Commission, Health Care Facilities,
   Novant Health Obligations Group, Ser A,
   RB, 5.000%, 11/01/18, Callable 11/01/13 @ 100              500           527
North Carolina Medical Care
   Commission, Health Systems, St
   Josephs Health System, RB, 5.250%,
   10/01/14, Prerefunded 10/01/11 @ 101                     1,575         1,681
North Carolina Municipal Power
   Agency, No. 1 Catawba Electric, Ser A,
   RB, 5.500%, 01/01/15, MBIA                                 500           557
North Carolina State Education
   Assistance Authority, Student Loans,
   Subser Q, RB, AMT, 3.780%, 07/01/36 (b)                  1,000         1,000
Onslow County Hospital Authority,
   Onsolow Memorial Hospital Project, RB,
   5.125%, 04/01/18, Callable 10/01/16 @ 100,
   MBIA/FHA                                                   500           544
Pitt County School Facilities Project,
   Ser B, COP, 5.300%, 04/01/21, Callable
   04/01/10 @ 101, FSA                                        500           526
Raleigh Combined Enterprise System,
   Ser A, RB, 5.000%, 03/01/26, Callable
   03/01/16 @ 100                                           2,500         2,679

Raleigh Durham Airport Authority, Ser
   A, RB, 5.000%, 05/01/30, Callable
   05/01/15 @ 100, AMBAC                                    2,000         2,114
Rockingham County, COP, 5.000%,
   04/01/18, Callable 04/01/12 @ 101, AMBAC                   500           530
Salisbury Enterprise System, RB,
   5.000%, 02/01/20, Callable 02/01/12 @ 101, FSA             500           531
University of North Carolina at
   Wilmington, COP, 5.000%, 06/01/31,
   Callable 06/01/15 @ 100, FGIC                            1,295         1,365
University of North Carolina Systems
   Pool, Ser A, RB, 5.375%, 04/01/21,
   Callable 10/01/12 @ 100, AMBAC                             400           432
University of North Carolina Systems
   Pool, Ser A, RB, 5.375%, 04/01/22,
   Callable 10/01/12 @ 100, AMBAC                             500           541
University of North Carolina Systems
   Pool, Ser A, RB, 5.000%, 04/01/23,
   Callable 04/01/15 @ 100, AMBAC                           1,910         2,038
Wake County Hospital, RB, 5.125%,
   10/01/13, MBIA, ETM                                        350           380
Wake County Industrial Facilities &
   Pollution Control Financing Authority,
   Carolina Power & Light Co. Project, RB,
   5.375%, 02/01/17, Callable 02/01/12 @ 101                1,000         1,060
Wilmington, Ser A, COP, 5.350%,
   06/01/24, Prerefunded 06/01/09 @ 101, MBIA                 500           525
Wilson Combined Enterprise Systems,
   RB, 5.250%, 12/01/18, Callable 12/01/12 @ 100, FSA         500           538
                                                                    -----------
                                                                         40,439
                                                                    -----------
PUERTO RICO (5.1%)
Puerto Rico Commonwealth Highway &
   Transportation Authority, Ser AA, RB,
   5.500%, 07/01/19, MBIA                                     595           688
Puerto Rico Convention Center
   Authority, Hotel Occupancy Tax, Ser A,
   RB, 5.000%, 07/01/31, Callable 07/01/16
   @ 100, AMBAC                                             1,000         1,073
Puerto Rico, Public Improvement, Ser
   A, GO, 5.500%, 07/01/29, FGIC                              400           480
                                                                    -----------
                                                                          2,241
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $41,924)                                     42,680
                                                                    -----------
MONEY MARKETS (1.8%)
Federated Tax-Free Obligations Fund, 3.680%               786,905           787
SEI Tax Exempt Trust, Institutional
   Tax Free Fund, 3.550%                                   15,740            16
                                                                    -----------
TOTAL MONEY MARKETS (COST $803)                                             803
                                                                    -----------
TOTAL INVESTMENTS (COST $42,727) (a) - 99.2%                             43,483
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                                366
                                                                    -----------

NET ASSETS - 100.0%                                                 $    43,849
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $42,727 (amount in thousands):. Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $804
Unrealized Depreciation...........................    (48)
                                                     ----
Unrealized Appreciation (Depreciation)............   $756
                                                     ====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company
FHA - Security insured by the Federal Housing Administration
FSA - Security insured by Financial Security Assurance
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SEIX FLOATING RATE HIGH INCOME FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
BANK LOANS (90.4%)
ADVERTISING (2.3%)
Affinion Group, Inc., 8.122%, 10/01/12 (b) (d)       $      4,202   $     4,209
PRIMEDIA, Inc., 7.600%, 09/30/13 (b) (d)                    4,950         4,935
R.H. Donnelley, Inc., 6.870%, 06/30/11 (b) (d)                990           987
Ventiv Health, Inc., 6.864%, 10/05/11 (b) (d)               2,356         2,349
                                                                    -----------
                                                                         12,480
                                                                    -----------
AEROSPACE/DEFENSE (0.3%)
AM General Corp., 8.350%, 09/30/12 (b) (d)                     32            33
AM General Corp., 8.363%, 09/30/12 (b) (d)                    968           973
BE Aerospace, Inc., 7.150%, 08/14/12 (b) (d)                  833           837
                                                                    -----------
                                                                          1,843
                                                                    -----------
APPAREL (0.4%)
Hanesbrands, Inc., 7.681%, 09/05/13 (b) (d)                 1,000         1,009
Hanesbrands, Inc., 9.187%, 03/05/14 (b) (d)                 1,000         1,026
                                                                    -----------
                                                                          2,035
                                                                    -----------
AUTO MANUFACTURERS (0.9%)
Ford Motor Co., 8.360%, 12/15/13 (b) (d)                    5,000         5,009
                                                                    -----------
AUTO PARTS & EQUIPMENT (2.2%)
ArvinMeritor, Inc., 7.125%, 06/22/12 (b) (d)                2,991         2,991
Baker Tanks, Inc., 7.600%, 11/23/12 (b) (d)                 2,970         2,985
BHM Technologies LLC, 8.437%, 07/22/13 (b) (d)                998           966
CSK Automotive, Inc., 8.376%, 06/30/12 (b) (d)              1,000         1,000
Goodyear Tire & Rubber Co. (The),
   8.140%, 04/30/10 (b) (d)                                 4,000         4,039
                                                                    -----------
                                                                         11,981
                                                                    -----------
BUILDING MATERIALS (1.3%)
Contech Construction Products, Inc.,
   7.367%, 01/31/13 (b) (d)                                 1,974         1,972
Ohmstede Ltd., 8.435%, 08/02/13 (b) (d)                     1,896         1,917
Quality Home Brands, 8.140%, 12/01/12 (b) (d)               2,990         2,988
                                                                    -----------
                                                                          6,877
                                                                    -----------

CHEMICALS (4.8%)
Celanese AG, 7.117%, 06/01/10 (b) (d)                       1,859         1,863
Columbian Chemicals Co., 7.114%,
   02/11/13 (b) (d)                                         4,000         3,995
Compass Minerals International, Inc.,
   6.878%, 12/22/12 (b) (d)                                 2,713         2,714
Georgia Gulf Corp., 7.350%, 08/02/13 (b) (d)                2,431         2,444
Hexion Specialty Chemicals, Inc.,
   7.875%, 05/05/13 (b) (d)                                 4,095         4,089
Hexion Specialty Chemicals, Inc.,
    7.875%, 05/15/13 (b) (d)                                  890           888
Huntsman International LLC, 7.100%,
   08/16/12 (b) (d)                                         3,110         3,111
Ineos Group Holdings PLC, 7.611%,
   12/14/13 (b) (d)                                           990           998
Ineos Group Holdings PLC, 8.111%,
   12/14/14 (b) (d)                                           990           999
Lucite International Ltd., 0.000%,
   07/03/13 (b) (c) (d)                                       260           261
Lucite International Ltd., 8.100%,
   07/03/13 (b) (d)                                           737           743
Lyondell Chemical Co., 7.121%, 08/16/13 (b) (d)             3,491         3,506
                                                                    -----------
                                                                         25,611
                                                                    -----------
COAL (0.7%)
Alpha Natural Resources, Inc., 7.114%,
   10/26/12 (b) (d)                                         3,977         3,972
                                                                    -----------
COMMERCIAL SERVICES (8.8%)
Astoria Generating Co. LLC, 7.369%,
   08/13/13 (b) (d)                                         1,498         1,506
Cenveo, Inc., 7.365%, 06/21/13 (b) (d)                      3,491         3,493
Eastman Kodak Co., 7.600%, 10/18/12 (b) (d)                 2,173         2,178
Harlan Sprague Dawley, Inc., 7.870%,
   01/11/12 (b) (d)                                         2,216         2,221
Hertz Corp. (The), 7.362%, 12/21/12 (b) (d)                   984           990
Live Nation, Inc., 7.620%, 06/21/13 (b) (d)                 4,962         4,957
Live Nation, Inc., 8.050%, 06/21/13 (b) (d)                 2,000         2,003
Merrill Corp., 7.606%, 05/15/11 (b)(d)                      4,466         4,477
Merrill Corp., 11.850%, 10/01/13 (b) (d)                    3,000         2,993
National Money Mart Co., 8.050%,
   10/30/12 (b) (d)                                         1,150         1,153
National Money Mart Co., 8.050%,
   10/30/12 (b) (d)                                           845           847
National Pizza Products, LP, 7.120%,
   04/26/13 (b) (d)                                         1,667         1,660
Oshkosh Truck Corp., 7.350%,
   12/06/13 (b) (d)                                         3,000         3,004
Quintiles Transnational Corp., 7.370%,
   03/21/13 (b) (d)                                           993           990

Quintiles Transnational Corp., 9.370%,
   03/21/14 (b) (d)                                         2,000         2,023
Rent-A-Center, Inc., 7.125%, 06/30/12 (b) (d)               2,992         2,992
Rental Service, Corp., 8.860%, 11/21/13  (b) (d)            3,000         3,023
Sedgwick CMS Holdings, Inc., 7.614%,
   01/31/13 (b) (d)                                         1,990         1,990
United Rental North America, Inc.,
   5.220%, 02/14/11 (b) (d)                                   432           434
United Rental North America, Inc.,
   7.350%, 02/14/11 (b) (d)                                 1,124         1,127
Vanguard Car Rental USA, Inc.,
   8.358%, 05/26/13 (b) (d)                                 2,980         2,997
                                                                    -----------
                                                                         47,058
                                                                    -----------
COMPUTERS (4.7%)
Acxiom Corp., 7.103%, 09/15/12 (b) (d)                      3,000         3,008
Dresser, Inc., 8.125%, 10/31/13 (b) (d)                     2,885         2,903
Reynolds & Reynolds Co., 7.850%,
   10/23/12 (b) (d)                                         2,000         2,009
Reynolds & Reynolds Co., 10.850%,
   10/23/13 (b) (d)                                         2,000         2,021
Riverdeep Interactive Learning, Ltd.,
   0.000%, 12/20/13 (b) (c) (d)                             4,000         4,021
Sanmina-Sci Corp., 7.880%, 01/31/08 (b) (d)                 2,000         2,006
Spansion LLC, 8.375%, 10/30/12 (b) (d)                      4,000         4,008
Stratus Technologies, Inc., 8.364%,
   03/15/12 (b) (d)                                           995           993
SunGard Data Systems, Inc., 7.875%,
   02/11/13 (b) (d)                                         1,972         1,988
TTM Technologies, Inc., 8.513%,
   10/27/12 (b) (d)                                         2,000         2,008
                                                                    -----------
                                                                         24,965
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (6.0%)
IDEARC, Inc., 7.350%, 11/09/14 (b) (d)                      6,000         6,031
J.G. Wentworth & Co., Inc., 8.864%,
   04/05/11 (b) (d)                                         4,000         4,040
LSP General Finance Co. LLC, 0.875%,
   03/29/13 (b) (d)                                             3             2
LSP General Finance Co. LLC, 7.114%,
   03/29/13 (b) (d)                                           178           178
LSP General Finance Co. LLC, 7.114%,
   03/29/13 (b) (d)                                         4,147         4,142
Nasdaq Stock Market, Inc., 7.100%,
   04/18/12 (b) (d)                                           974           973
Nasdaq Stock Market, Inc., 7.101%,
   04/18/12 (b) (d)                                           564           564
Nielsen Finance LLC, 8.125%, 08/09/13 (b) (d)               9,000         9,062
Peach Holdings, Inc., 9.120%, 11/21/13 (b) (d)              3,000         3,008
WideOpenWest Finance LLC, 7.620%,
   05/01/13 (b) (d)                                         4,000         4,008
                                                                    -----------

                                                                         32,008
                                                                    -----------
EDUCATION (0.2%)
Education Management Corp., 7.875%,
   05/23/12 (b) (d)                                           998         1,004
                                                                    -----------
ELECTRIC (3.1%)
Boston Generating LLC, 5.241%,
   12/21/13 (b) (d)                                           345           346
Boston Generating LLC, 7.600%,
   12/21/13 (b) (d)                                         1,559         1,565
Boston Generating LLC, 7.616%,
   12/21/13 (b) (d)                                            97            97
Generac Power Systems, Inc., 7.820%,
   11/07/13 (b) (d)                                         4,000         4,008
Generac Power Systems, Inc., 11.375%,
   04/07/14 (b) (d)                                         1,000         1,001
LSP-Kendall Energy LLC, 7.364%,
   10/07/13 (b) (d)                                         1,908         1,899
Mirant North America LLC, 7.100%,
   01/03/13 (b) (d)                                         3,965         3,956
NRG Energy, Inc., 7.367%, 02/01/13 (b) (d)                  3,522         3,542
                                                                    -----------
                                                                         16,414
                                                                    -----------
ENERGY (0.4%)
NE Energy, 9.875%, 10/19/11 (b) (d)                         1,000         1,013
NE Energy, 7.870%, 10/19/13 (b) (d)                           894           903
NE Energy, 7.870%, 10/19/13 (b) (d)                           106           107
                                                                    -----------
                                                                          2,023
                                                                    -----------
ENTERTAINMENT (4.2%)
Cedar Fair LP, 7.850%, 08/30/12 (b) (d)                     3,990         4,007
Cinemark, Inc., 7.380%, 10/04/13 (b)(d)                     1,995         2,005
Greenwood Racing, Inc., 7.600%,
   11/12/11 (b) (d)                                         3,000         3,011
Herbst Gaming, Inc., 0.000%, 12/30/13
   (b) (c) (d)                                                667           667
Herbst Gaming, Inc., 0.000%, 12/30/13
   (b) (c) (d)                                              1,333         1,341
Isle of Capri Casinos, 7.184%, 02/04/11
   (b) (d)                                                  2,955         2,963
Penn National Gaming, Inc., 7.132%,
   10/03/12 (b) (d)                                         1,990         1,997
Regal Cinemas, Inc., 7.114%, 02/26/13
   (b) (d)                                                  2,978         2,969
Venetian Casino Resort LLC, 7.120%,
   06/15/11 (b) (d)                                           385           386
Venetian Casino Resort LLC, 8.120%,
   04/06/13 (b) (d)                                         3,263         3,284
                                                                    -----------
                                                                         22,630
                                                                    -----------
ENVIRONMENT CONTROL (0.5%)
Allied Waste North America, Inc.,
   5.323%, 01/15/12 (b) (d)                                   831           832
Allied Waste North America, Inc.,
   7.158%, 01/15/12 (b) (d)                                 1,873         1,876
                                                                    -----------
                                                                          2,708
                                                                    -----------
FOOD (0.8%)
Pinnacle Foods Group, Inc., 7.369%,

   11/15/10 (b) (d)                                         2,196         2,200
SUPERVALU, Inc., 7.100%, 06/02/12 (b) (d)                   1,995         1,999
                                                                    -----------
                                                                          4,199
                                                                    -----------
FOREST PRODUCTS & PAPER (0.5%)
Georgia-Pacific Corp., 7.350%, 01/27/11 (b) (d)             1,925         1,927
Verso Paper Holdings LLC, 7.125%,
   08/03/13 (b) (d)                                           910           910
                                                                    -----------
                                                                          2,837
                                                                    -----------
HEALTHCARE - SERVICES (5.8%)
Beverly Enterprises, Inc., 8.114%,
   04/07/11 (b) (d)                                         3,474         3,500
Capella Healthcare, Inc., 8.364%,
   11/30/12 (b) (d)                                         3,980         3,997
Conseco, Inc., 7.350%, 10/03/13 (b) (d)                     1,000         1,002
CRC Health Corp., 7.614%, 02/06/13 (b) (d)                  2,978         2,992
Davita, Inc., 7.374%, 10/02/12 (b) (d)                      1,754         1,762
HCA, Inc., 8.114%, 11/06/13 (b) (d)                         4,000         4,043
Matria Healthcare, Inc., 7.367%,
   01/19/12 (b) (d)                                         1,091         1,092
Multiplan, Inc., 7.850%, 04/08/13 (b) (d)                   2,771         2,753
Multiplan, Inc., 7.820%, 04/12/13 (b) (d)                     974           972
National Mentor Holdings, Inc.,
   5.349%, 06/28/13 (b) (d)                                   110           110
National Mentor Holdings, Inc.,
   7.873%, 06/28/13 (b) (d)                                 1,881         1,883
Talecris Biotherapeutics, Inc., 10.500%,
   12/06/13 (b) (d)                                         3,000         3,000
Vanguard Health Systems, Inc., 7.614%,
   09/23/11 (b) (d)                                         3,980         3,992
                                                                    -----------
                                                                         31,098
                                                                    -----------
INVESTMENT COMPANIES (0.6%)
Thermal North America, Inc., 8.120%,
   10/27/08 (b) (d)                                         3,000         3,008
                                                                    -----------
LEISURE TIME (1.9%)
Travelport, Inc., 8.364%, 08/09/13 (b) (d)                    535           537
Travelport, Inc., 8.364%, 08/09/13 (b) (d)                  5,451         5,463
Worldspan LP, 8.600%, 12/07/13 (b) (d)                      2,000         2,004
Worldspan LP, 12.350%, 12/07/14 (b) (d)                     2,000         2,010
                                                                    -----------
                                                                         10,014
                                                                    -----------
LODGING (3.1%)
Kerzner International Ltd., 0.500%,
   08/31/13 (b) (d)                                         1,000           984
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                           214           211
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                           500           492
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                         2,286         2,249

Metro-Goldwyn-Mayer, Inc., 8.614%,
   04/08/11 (b) (d)                                         2,786         2,750
Metro-Goldwyn-Mayer, Inc., 8.617%,
   03/15/12 (b) (d)                                           997           986
MotorCity Casino, 7.364%, 07/26/12 (b) (d)                  2,975         2,972
PA Meadows, 8.374%, 11/15/11 (b) (d)                        3,000         3,007
Venetian Casino Resort LLC, 7.120%,
   06/15/11 (b) (d)                                         2,865         2,870
                                                                    -----------
                                                                         16,521
                                                                    -----------
MACHINERY DIVERSIFIED (0.7%)
NACCO Materials Handling Group,
   Inc., 7.372%, 02/24/13 (b) (d)                           3,491         3,487
                                                                    -----------
MEDIA (7.7%)
Cablevision Systems Corp., 7.123%,
   03/21/12 (b) (d)                                         3,487         3,488
DirecTV Holdings LLC, 6.850%,
   03/30/10 (b) (d)                                         1,985         1,986
Entravision Communications Corp.,
   6.870%, 03/29/13 (b) (d)                                 1,975         1,969
Gray Television, Inc., 6.877%, 11/22/12
   (b) (d)                                                  2,970         2,963
Mediacom LLC, 7.172%, 04/15/15 (b) (d)                      4,140         4,127
MediaNews Group, Inc., 7.100%,
   06/28/13 (b) (d)                                         2,985         2,984
Next Media Operating, Inc., 7.350%,
   11/04/12 (b) (d)                                         1,374         1,367
Next Media Operating, Inc., 7.350%,
   11/04/12 (b) (d)                                           611           608
Persona Communications Corp.,
   0.750%, 10/12/13 (b) (d)                                   765           769
Persona Communications Corp.,
   8.120%, 10/12/13 (b) (d)                                 1,235         1,241
Persona Communications Corp.,
   11.373%, 04/12/14 (b) (d)                                2,000         2,000
Philadelphia Newspapers, 8.120%,
   06/29/13 (b) (d)                                         3,975         3,930
Quebecor Media, Inc., 7.372%, 01/17/13
   (b) (d)                                                  2,978         2,991
San Juan Cable LLC, 7.366%, 10/31/12
   (b) (d)                                                    990           990
TCM Media, Inc., 8.863%, 06/30/10 (b) (d)                     961           957
VTR Globalcom SA, 8.372%, 09/20/14
   (b) (d)                                                  5,000         4,939
Wenner Media LLC, 7.114%, 09/29/13
   (b) (d)                                                  2,993         3,000
Yell Group PLC, 7.350%, 08/07/13 (b) (d)                    1,000         1,005
                                                                    -----------
                                                                         41,314
                                                                    -----------
MINING (0.9%)
Longyear Holdings, 8.614%, 10/18/12
   (b) (d)                                                    247           248
Longyear Holdings, 8.614%, 10/18/12
   (b) (d)                                                  2,481         2,493
Longyear Holdings, 8.626%, 10/18/12

   (b) (d)                                                    266           267
Longyear Holdings, 12.364%, 10/18/13
   (b) (d)                                                  2,000         1,983
                                                                    -----------
                                                                          4,991
                                                                    -----------
MISCELLANEOUS MANUFACTURER (4.2%)
Activant Solutions Holdings, Inc.,
   7.375%, 05/01/13 (b) (d)                                 3,829         3,802
Bombardier, Inc., 7.880%, 06/28/13 (b) (d)                  7,000         6,995
Covalence Specialty Materials Corp.,
   7.375%, 02/07/13 (b) (d)                                 1,990         1,990
John Maneely, Co., 10.500%, 12/06/13
   (b) (d)                                                  3,000         3,003
Nutro Products, Inc., 7.367%, 04/14/13
   (b) (d)                                                  2,978         2,978
Samsonite Corp., 0.000%, 12/21/13 (b)
   (c) (d)                                                  2,000         2,011
Universal City Development, 7.380%,
  06/09/11 (b) (d)                                          1,851         1,856
                                                                    -----------
                                                                         22,635
                                                                    -----------
OIL & GAS (4.1%)
EXCO Resources, Inc., 11.437%,
   10/18/11 (b) (d)                                         5,000         5,042
Niska Gas Storage, 7.103%, 05/01/11
   (b) (d)                                                    363           362
Niska Gas Storage, 7.070%, 05/01/13
   (b) (d)                                                    253           253
Niska Gas Storage, 7.141%, 05/01/13
   (b) (d)                                                  2,359         2,355
OPTI Canada, Inc., 7.279%, 05/17/13
   (b) (d)                                                  3,000         3,009
Petroleum Geo-Services ASA, 7.610%,
   12/16/12 (b) (d)                                           861           865
Sandridge Energy, Inc., 9.853%,
   08/16/13 (b) (d)                                         8,000         8,060
TPF Generation Holdings LLC,
   0.000%, 12/21/13 (b) (c) (d)                             2,000         2,011
                                                                    -----------
                                                                         21,957
                                                                    -----------
PACKAGING & CONTAINERS (0.7%)
Berry Plastics, 7.124%, 09/05/13 (b) (d)                    3,990         3,998
                                                                    -----------
PIPELINES (1.5%)
EL Paso Corp., 7.220%, 07/24/11 (b) (d)                     2,000         2,008
Energy Transfer Equity, LP, 0.000%,
   02/08/12 (b) (c) (d)                                     2,000         2,002
Regency Gas Services LLC, 7.860%,
   08/01/11 (b) (d)                                           167           167
Targa Resources, Inc., 5.239%, 10/31/12
   (b) (d)                                                    777           782
Targa Resources, Inc., 7.624%, 10/31/12
   (b) (d)                                                  3,195         3,208
                                                                    -----------
                                                                          8,167
                                                                    -----------
REAL ESTATE (0.9%)
CB Richard Ellis, 6.857%, 12/20/13 (b) (d)                  3,000         3,000
Mattamy Group, 7.625%, 04/11/13 (b) (d)                     1,990         1,978
                                                                    -----------

                                                                          4,978
                                                                    -----------
RETAIL (4.4%)
Capital Automotive LP, 7.100%,
   12/16/10 (b) (d)                                         4,519         4,536
Domino's Pizza, Inc., 6.875%, 06/25/10
   (b) (d)                                                  1,805         1,805
Neiman Marcus Group, Inc., 7.602%,
   04/06/13 (b) (d)                                         4,000         4,026
Petco Animal Supplies, Inc., 8.100%,
   10/26/13 (b) (d)                                         4,000         4,023
Quiznos Master LLC (The), 7.625%,
   05/05/13 (b) (d)                                         2,985         2,975
Sally Holdings LLC, 7.870%, 11/10/13
   (b) (d)                                                  2,993         3,002
Sports Authority, Inc. (The), 7.617%,
   04/06/13 (b) (d)                                         2,993         2,978
                                                                    -----------
                                                                         23,345
                                                                    -----------
SEMICONDUCTORS (1.3%)
Advanced Micro Devices, Inc., 7.620%,
   12/31/13 (b) (d)                                         5,777         5,803
ON Semiconductor Corp., 7.614%,
   12/15/11 (b) (d)                                         1,089         1,094
                                                                    -----------
                                                                          6,897
                                                                    -----------
SERVICES (0.2%)
Service Corp., 7.350%, 10/12/09 (b) (d)                       869           876
                                                                    -----------
TELECOMMUNICATIONS (10.0%)
American Cellular Network Co., LLC,
   2.470%, 08/07/13 (b) (d)                                 1,250         1,245
American Cellular Network Co., LLC,
   7.630%, 08/07/13 (b) (d)                                   998         1,002
American Cellular Network Co., LLC,
   7.630%, 08/07/13 (b) (d)                                 1,750         1,743
Cequel Communications LLC, 8.005%,
   03/21/13 (b) (d)                                         4,000         4,021
Cequel Communications LLC, 7.620%,
   10/01/13 (b) (d)                                         4,000         4,001
Cequel Communications LLC, 9.871%,
   05/05/14 (b) (d)                                         1,000         1,002
Clearwire Corp., 12.110%, 08/18/09 (b) (d)                  2,000         2,020
Hawaiian Telecom Communications,
   Inc., 6.237%, 04/30/12 (b) (d)                           8,000         7,934
IPC Information Systems, Inc.,
   11.864%, 09/20/14 (b) (d)                                1,500         1,508
Level 3 Communications, Inc., 8.366%,
   12/01/11 (b) (d)                                         4,000         4,037
MCC Iowa (Broadband), 7.120%,
   01/05/15 (b) (d)                                         3,000         2,981
MetroPCS Communications, Inc.,
   7.875%, 11/02/13 (b) (d)                                 2,000         2,002
Sorenson Communications, Inc.,
   8.359%, 08/01/13 (b) (d)                                 3,990         4,006
Sorenson Communications, Inc.,
   12.370%, 02/01/14 (b) (d)                                1,000         1,010
Time Warner Telecom Holdings, Inc.,
   7.600%, 10/12/13 (b) (d)                                 3,935         3,960

US Telepacific Corp., 9.895%, 08/07/11
   (b) (d)                                                    998         1,007
West Corp., 8.100%, 10/23/13 (b) (d)                        5,000         5,001
Wind Telecommunications SpA,
   0.000%, 12/07/11 (b) (c) (d)                             1,500         1,521
Windstream Corp., 7.120%, 07/13/13
   (b) (d)                                                  3,000         3,015
                                                                    -----------
                                                                         53,016
                                                                    -----------
UTILITIES (0.3%)
Plum Point Associates LLC, 5.239%,
   02/21/14 (b) (d)                                           389           391
Plum Point Associates LLC, 8.614%,
   03/14/14 (b) (d)                                         1,340         1,350
                                                                    -----------
                                                                          1,741
                                                                    -----------
TOTAL BANK LOANS (COST $483,839)                                        483,697
                                                                    -----------
CORPORATE BONDS (5.7%)
AUTO PARTS & EQUIPMENT (1.0%)
Goodyear Tire & Rubber Co. (The),
   9.140%, 12/01/09, Callable 02/26/07 @
   100 (b) (d)                                              5,075         5,094
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
IDEARC, Inc., 8.000%, 11/15/16,
   Callable 11/15/11 @ 104 (d)                              4,000         4,060
                                                                    -----------
ELECTRIC (0.4%)
Mission Energy Holdings Co., 13.500%, 07/15/08              1,900         2,095
                                                                    -----------
HEALTHCARE - PRODUCTS (0.2%)
Universal Hospital Services, Inc.,
   10.125%, 11/01/11, Callable 11/01/07 @ 105.063           1,000         1,068
                                                                    -----------
HEALTHCARE - SERVICES (0.6%)
HCA, Inc., 9.625%, 11/15/16, Callable
   11/15/11 @ 104.81 (d)                                    3,000         3,225
                                                                    -----------
MEDIA (1.2%)
Barrington Broadcasting, 10.500%,
   08/15/14, Callable 08/15/10 @ 105.25 (d)                 2,000         2,030
Compagnie Susquehanna, 9.875%,
   05/15/14, Callable 05/15/10 @ 104.938 (d)                5,000         4,974
                                                                    -----------
                                                                          7,004
                                                                    -----------
RETAIL (0.4%)
Rite Aid Corp., 9.500%, 02/15/11,
   Callable 02/15/07 @ 104.75                               2,000         2,093
                                                                    -----------
SEMICONDUCTORS (1.1%)
Freescale Semiconductor, Inc., 9.125%,
   12/15/14, Callable 12/15/10 @ 104.56 (d)                 6,000         5,963
                                                                    -----------
TELECOMMUNICATIONS (0.0%)
Intelsat Subsidiary Holding Co. Ltd.,
   10.484%, 01/15/12, Callable 07/15/07 @ 100 (b)              50            50
                                                                    -----------
TOTAL CORPORATE BONDS (COST $30,280)                                     30,652
                                                                    -----------

REPURCHASE AGREEMENTS (4.9%)
ABN AMRO Bank N.V., 5.245%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $14,644 (collateralized by
   U.S. Government Agencies; 5.125%,
   03/14/36; total market value $14,930)                   14,635        14,635
Lehman Brothers, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $11,639 (collateralized by
   U.S. Government Agencies; 5.500%,
   05/01/35; total market value $11,867)                   11,633        11,633
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $26,268)                               26,268
                                                                    -----------
TOTAL INVESTMENTS (COST $540,387) (a) - 101.0%                          540,617
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                           (5,193)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   535,424
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $540,395 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $ 1,791
Unrealized Depreciation...........................    (1,569)
                                                     -------
Unrealized Appreciation (Depreciation)............   $   222
                                                     =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) This security has not settled as of December 31, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC- Public Limited Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SEIX HIGH YIELD FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
BANK LOANS (4.8%)
CHEMICALS (0.6%)
Celanese AG, 7.117%, 06/01/10 (b) (d)                $      2,788   $     2,794
Huntsman International LLC, 7.100%,
   08/16/12 (b) (d)                                         1,545         1,546
Ineos Group Holdings PLC, 7.611%,
   12/14/13 (b) (d)                                         1,485         1,497
Ineos Group Holdings PLC, 8.111%,
   12/14/14 (b) (d)                                         1,485         1,499
                                                                    -----------
                                                                          7,336
                                                                    -----------
COMMERCIAL SERVICES (0.4%)
Hertz Corp. (The), 5.365%, 12/21/12 (b) (d)                   257           258
Hertz Corp. (The), 7.362%, 12/21/12 (b) (d)                 2,723         2,741
Quintiles Transnational Corp., 7.370%,
   03/21/13 (b) (d)                                           993           990
United Rental North America, Inc.,
   5.220%, 02/14/11 (b) (d)                                   336           337
United Rental North America, Inc.,
   7.350%, 02/14/11 (b) (d)                                   859           862
                                                                    -----------
                                                                          5,188
                                                                    -----------
COMPUTERS (0.2%)
Reynolds & Reynolds Co., 7.850%,
   10/23/12 (b) (d)                                         3,000         3,014
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Nasdaq Stock Market, Inc., 7.100%,
   04/18/12 (b) (d)                                           487           487
Nasdaq Stock Market, Inc., 7.101%,
   04/18/12 (b) (d)                                           282           282
Nielsen Finance LLC, 8.125%, 08/09/13
   (b) (d)                                                  4,000         4,027
                                                                    -----------
                                                                          4,796
                                                                    -----------
ELECTRIC (0.1%)
NRG Energy, Inc., 7.367%, 02/01/13 (b) (d)                  1,761         1,771
                                                                    -----------
ENVIRONMENT CONTROL (0.1%)
Allied Waste North America, Inc.,
   5.323%, 01/15/12 (b) (d)                                   554           555
Allied Waste North America, Inc.,
   7.158%, 01/15/12 (b) (d)                                 1,249         1,251
                                                                    -----------
                                                                          1,806
                                                                    -----------
FOREST PRODUCTS & PAPER (0.2%)
Georgia-Pacific Corp., 7.350%, 01/27/11
   (b) (d)                                                    963           964

Georgia-Pacific Corp., 8.350%, 12/20/13
   (b) (d)                                                  1,000         1,001
                                                                    -----------
                                                                          1,965
                                                                    -----------
LODGING (1.3%)
Boyd Gaming Corp., 6.864%, 06/19/11
   (b) (d)                                                  1,980         1,978
Kerzner International Ltd., 0.000%,
   08/31/13 (b) (d) (h)                                     2,970         2,922
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                           636           626
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                         6,789         6,678
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                         1,485         1,461
Metro-Goldwyn-Mayer, Inc., 8.614%,
   04/08/11 (b) (d)                                           929           917
Venetian Casino Resort LLC, 7.120%,
   06/15/11 (b) (d)                                         1,000         1,002
                                                                    -----------
                                                                         15,584
                                                                    -----------
MEDIA (0.3%)
Cablevision Systems Corp., 7.123%,
   03/21/12 (b) (d)                                         1,990         1,990
Dex Media West Finance LLC, 6.869%,
   12/30/10 (b) (d)                                           915           912
San Juan Cable LLC, 7.366%, 10/31/12
   (b) (d)                                                    990           990
                                                                    -----------
                                                                          3,892
                                                                    -----------
OIL & GAS (0.0%)
Petroleum Geo-Services ASA, 7.610%,
   12/16/12 (b) (d)                                           573           576
                                                                    -----------
SEMICONDUCTORS (0.4%)
Advanced Micro Devices, Inc., 7.620%,
   12/31/13 (b) (d)                                         5,332         5,357
                                                                    -----------
TELECOMMUNICATIONS (0.7%)
Consolidated Communications, Inc.,
   7.366%, 11/30/11 (b) (d)                                 2,000         2,005
Sorenson Communications, Inc.,
   8.359%, 08/01/13 (b) (d)                                 1,995         2,003
Time Warner Telecom Holdings, Inc.,
   7.600%, 10/12/13 (b) (d)                                 2,000         2,012
Wind Telecommunications SpA,
   0.000%, 12/07/11 (b) (d) (h)                             1,500         1,521
                                                                    -----------
                                                                          7,541
                                                                    -----------
UTILITIES (0.1%)
Plum Point Associates LLC, 5.239%,
   02/21/14 (b) (d)                                           194           196
Plum Point Associates LLC, 8.614%,
   03/14/14 (b) (d)                                           663           668
                                                                    -----------
                                                                            864
                                                                    -----------
TOTAL BANK LOANS (COST $59,975)                                          59,690
                                                                    -----------
CORPORATE BONDS (92.2%)
ADVERTISING (2.3%)
Affinion Group, Inc., 10.125%,
   10/15/13, Callable 10/15/09 @ 105.063                    2,887         3,060

R.H. Donnelley Corp., 10.875%,
   12/15/12, Callable 12/15/07 @ 105.44                     1,298         1,415
R.H. Donnelley Corp., 10.875%,
   12/15/12, Callable 12/15/07 @ 105.44 (d)                   918         1,001
R.H. Donnelley Corp., 8.875%,
   01/15/16, Callable 01/15/11 @ 104.438                   22,685        23,819
                                                                    -----------
                                                                         29,295
                                                                    -----------
AEROSPACE/DEFENSE (0.6%)
L-3 Communications Corp., 7.625%,
   06/15/12, Callable 06/15/07 @ 103.81                     7,433         7,693
L-3 Communications Corp., 6.125%,
   01/15/14, Callable 01/15/09 @103.06                         45            44
                                                                    -----------
                                                                          7,737
                                                                    -----------
APPAREL (0.9%)
Hanesbrands, Inc., 8.735%, 12/15/14,
   Callable 12/15/08 @ 102 (b) (d) (e)                      3,755         3,821
Levi Strauss & Co., 9.750%, 01/15/15,
   Callable 01/15/10 @ 104.875                              4,375         4,714
Levi Strauss & Co., 8.875%, 04/01/16,
   Callable 04/01/11 @ 104.44                               2,450         2,560
                                                                    -----------
                                                                         11,095
                                                                    -----------
AUTO PARTS & EQUIPMENT (2.1%)
Autonation, Inc., 7.374%, 04/15/13,
   Callable 04/15/08 @ 103 (b)                              3,740         3,759
Goodyear Tire & Rubber Co. (The),
   8.625%, 12/01/11, Callable 12/01/09 @
   104.31 (d) (e)                                           7,315         7,553
Goodyear Tire & Rubber Co. (The),
   9.000%, 07/01/15, Callable 07/01/10 @
   104.5 (e)                                                9,140         9,573
Tenneco, Inc., 8.625%, 11/15/14,
   Callable 11/15/09 @ 104.31 (e)                           4,745         4,840
                                                                    -----------
                                                                         25,725
                                                                    -----------
BUILDING MATERIALS (0.5%)
U.S. Concrete, Inc., 8.375%, 04/01/14,
   Callable 04/01/09 @ 104.188 (e)                          2,680         2,620
U.S. Concrete, Inc., 8.375%, 04/01/14,
   Callable 04/01/09 @ 104.188 (d)                          3,715         3,631
                                                                    -----------
                                                                          6,251
                                                                    -----------
CHEMICALS (4.4%)
ARCO Chemical Co., 10.250%,
   11/01/10                                                 4,455         4,923
Equistar Chemical Funding Corp.,
   10.125%, 09/01/08                                        1,645         1,748
Equistar Chemicals LP, 10.625%,
   05/01/11, Callable 05/01/07 @ 105.31                     2,660         2,833
Huntsman International LLC, 9.875%,
   03/01/09                                                   828           853
Huntsman International LLC, 11.625%,
   10/15/10, Callable 10/15/07 @ 105.81                     5,985         6,539
Ineos Group Holdings PLC, 8.500%,
   02/15/16, Callable 02/15/11 @ 104.25 (d) (e)             8,550         8,165
Lyondell Chemical Co., 8.000%,
   09/15/14, Callable 09/15/10 @ 104                        4,970         5,156
Lyondell Chemical Co., 8.250%,
   09/15/16, Callable 09/15/11 @ 104.13 (e)                18,405        19,325

Reichhold Industries, Inc., 9.000%,
   08/15/14, Callable 08/15/10 @ 104.5 (d)                  5,310         5,204
                                                                    -----------
                                                                         54,746
                                                                    -----------
COMMERCIAL SERVICES (1.6%)
Ashtead Capital, Inc., 9.000%,
   08/15/16, Callable 08/15/11 @ 104.5 (d)                  4,675         5,002
Ashtead Holdings PLC, 8.625%,
   08/01/15, Callable 08/01/10 @ 104.31 (d)                 4,055         4,217
Corrections Corp. of America, 7.500%,
   05/01/11, Callable 05/01/07 @ 103.75                     9,250         9,528
Hanover Compressor Co., 7.500%,
   04/15/13, Callable 04/15/10 @ 103.75                     1,225         1,237
                                                                    -----------
                                                                         19,984
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (7.8%)
BCP Crystal US Holdings Corp.,
   9.625%, 06/15/14, Callable 06/15/09 @ 104.81             3,410         3,768
Ford Motor Credit Corp., 6.625%,
   06/16/08                                                 3,000         2,998
Ford Motor Credit Corp., 5.625%,
   10/01/08                                                 3,895         3,825
Ford Motor Credit Corp., 5.800%,
   01/12/09                                                10,760        10,565
Ford Motor Credit Corp., 8.110%,
   01/13/12 (b)                                             5,555         5,505
Galaxy Entertainment Finance Co. Ltd.,
   10.354%, 12/15/10, Callable 12/15/08 @
   101.5 (b) (d)                                            1,970         2,088
Galaxy Entertainment Finance Co. Ltd.,
   9.875%, 12/15/12, Callable 12/15/09 @
   104.94 (d) (e)                                           3,340         3,578
General Motors Acceptance Corp. LLC,
   6.750%, 12/01/14 (e)                                    18,630        19,135
General Motors Acceptance Corp. LLC,
   8.000%, 11/01/31 (e)                                    14,975        17,192
Hexion US Finance Corp., 9.870%,
   11/15/14, Callable 11/15/08 @ 102 (b) (d)                1,550         1,552
IDEARC, Inc., 8.000%, 11/15/16,
   Callable 11/15/11 @ 104 (d)                             26,600        26,999
                                                                    -----------
                                                                         97,205
                                                                    -----------
DIVERSIFIED MINERALS (1.4%)
FMG Finance Property Ltd., 10.000%,
   09/01/13 (d)                                            16,900        17,365
                                                                    -----------
DIVERSIFIED OPERATIONS (0.8%)
Leucadia National Corp., 7.000%,
   08/15/13 (e)                                             4,190         4,253
Nell AF SARL, 8.375%, 08/15/15,
   Callable 08/15/10 @ 104.19 (d) (e)                       5,130         5,271
                                                                    -----------
                                                                          9,524
                                                                    -----------
ELECTRIC (10.5%)
AES Corp. (The), 8.750%, 05/15/13,
   Callable 05/15/08 @ 104.375 (d)                          3,497         3,746
Allegheny Energy Supply Co. LLC,
   8.250%, 04/15/12 (d)                                     4,545         4,988

Aquila, Inc., 9.950%, 02/01/11                              4,740         5,192
Aquila, Inc., 14.875%, 07/01/12                               345           450
Elwood Energy LLC, 8.159%,
   07/05/26                                                 5,699         5,955
FirstEnergy Corp., Ser C, 7.375%,
   11/15/31                                                 2,965         3,377
FPL Energy National Wind, 6.125%,
   03/25/19 (d)                                             2,188         2,119
FPL Energy Wind Funding LLC,
   6.876%, 06/27/17 (d)                                     2,891         2,916
General Cable Corp., 9.500%, 11/15/10,
   Callable 11/15/07 @ 104.75 (e)                           6,568         6,962
Homer City Funding LLC, 8.137%,
   10/01/19                                                 1,832         1,996
Inergy LP/Inergy Finance, 8.250%,
   03/01/16, Callable 03/01/11 @ 104.13                     1,565         1,643
Midwest Generation LLC, 8.750%,
   05/01/34, Callable 05/01/09 @ 104.38                       686           744
Midwest Generation LLC, Ser A,
   8.300%, 07/02/09                                         3,322         3,418
Midwest Generation LLC, Ser B,
   8.560%, 01/02/16                                        11,811        13,021
Mirant Mid-Atlantic LLC, Ser B,
   9.125%, 06/30/17                                         7,335         8,280
Mirant Mid-Atlantic LLC, Ser C,
   10.060%, 12/30/28                                        2,436         2,993
Mission Energy Holdings Co.,
   13.500%, 07/15/08                                        3,650         4,024
MSW Energy Holdings LLC, 8.500%,
   09/01/10, Callable 09/01/07 @ 104.25                     4,450         4,628
MSW Energy Holdings LLC, Ser B,
   7.375%, 09/01/10, Callable 09/01/07 @ 103.69             6,341         6,468
Nevada Power Co., Ser A, 8.250%,
   06/01/11                                                 7,115         7,772
Nevada Power Co., Ser M, 5.950%,
   03/15/16                                                 2,000         1,996
NRG Energy, Inc., 7.375%, 02/01/16,
   Callable 02/01/11 @ 103.688                             15,140        15,216
PSEG Energy Holdings LLC, 8.625%,
   02/15/08                                                 5,074         5,214
PSEG Energy Holdings LLC, 10.000%,
   10/01/09                                                   946         1,036
Reliant Energy, Inc., 9.500%, 07/15/13,
   Callable 07/15/08 @ 104.75                               6,595         7,073
Sierra Pacific Power Co., Ser A,
   8.000%, 06/01/08                                           250           257
Sierra Pacific Resources, 7.803%,
   06/15/12, Callable 06/15/09 @ 103.90                        26            27
Sithe/Independence Funding Corp., Ser
   A, 9.000%, 12/30/13                                      6,300         6,866
Tenaska Alabama Partners LP, 7.000%,
   06/30/21 (d)                                             3,489         3,465
TXU Corp., Ser O, 4.800%, 11/15/09                             50            49
                                                                    -----------
                                                                        131,891
                                                                    -----------
ELECTRONICS (0.0%)
Fisher Scientific International, Inc.,
   6.750%, 08/15/14, Callable 08/15/09 @ 103.38                40            41
                                                                    -----------

ENTERTAINMENT (1.8%)
Capitol Records, Inc., 8.375%, 08/15/09 (d)                 6,908         7,220
Isle of Capri Casinos, Inc., 9.000%,
   03/15/12, Callable 03/15/07 @ 104.5                      2,705         2,827
Mohegan Tribal Gaming Authority,
   6.125%, 02/15/13, Callable 02/15/09 @ 103.06             3,274         3,249
Pokagon Gaming Authority, 10.375%,
   06/15/14, Callable 06/15/10 @ 105.188 (d)                1,465         1,604
Seneca Gaming Corp., 7.250%,
   05/01/12, Callable 05/01/08 @ 103.63                        50            51
WMG Acquisition Corp., 7.375%,
   04/15/14, Callable 04/15/09 @ 103.688                    6,572         6,506
WMG Holdings Corp., 10.054%,
   12/15/14, Callable 12/15/09 @ 104.75 (c) (g)             2,063         1,650
                                                                    -----------
                                                                         23,107
                                                                    -----------
ENVIRONMENT CONTROL (0.2%)
Aleris International, Inc., 9.000%,
   12/15/14, Callable 12/15/10 @ 104.5 (d)                  2,570         2,583
                                                                    -----------
FOOD (3.3%)
Albertson's, Inc., 7.500%, 02/15/11                         1,065         1,107
Del Monte Corp., 8.625%, 12/15/12,
   Callable 12/15/07 @ 104.31                               8,627         9,101
Delhaize America, Inc., 8.125%,
   04/15/11 (e)                                             3,245         3,501
Delhaize America, Inc., 9.000%,
   04/15/31                                                 8,745        10,382
Pinnacle Foods Holding Corp., 8.250%,
   12/01/13, Callable 12/01/08 @ 104.12                     4,210         4,310
Smithfield Foods, Inc., Ser B, 8.000%,
   10/15/09 (e)                                             3,370         3,522
Stater Brothers Holdings, Inc., 8.125%,
   06/15/12, Callable 06/15/08 @ 104.06 (e)                 2,645         2,685
SUPERVALU, Inc., 7.500%, 11/15/14,
   Callable 11/15/10 @ 103.75                               6,410         6,684
                                                                    -----------
                                                                         41,292
                                                                    -----------
FOREST PRODUCTS & PAPER (2.6%)
Boise Cascade LLC, 8.249%, 10/15/12,
   Callable 08/21/12 @ 102 (b)                              4,115         4,125
Boise Cascade LLC, 7.125%, 10/15/14,
   Callable 10/15/09 @ 103.56                               4,290         4,151
Georgia-Pacific Corp., 8.125%,
   05/15/11                                                 4,039         4,241
Georgia-Pacific Corp., 9.500%,
   12/01/11                                                 4,899         5,364
Georgia-Pacific Corp., 7.125%,
   01/15/17, Callable 01/15/12 @ 103.563 (d) (e)            7,975         7,955
Verso Paper Holdings LLC, 9.121%,
   08/01/14, Callable 08/01/08 @ 102 (b) (d)                4,605         4,674

Verso Paper Holdings LLC, 9.125%,
   08/01/14, Callable 08/01/10 @ 104.563 (d) (e)            2,025         2,111
Verso Paper Holdings LLC, 11.375%,
   08/01/16, Callable 08/01/11 @ 105.688 (d)                  475           499
                                                                    -----------
                                                                         33,120
                                                                    -----------
GAS (0.4%)
Colorado Interstate Gas Co., 5.950%,
   03/15/15                                                 1,595         1,574
Colorado Interstate Gas Co., 6.800%,
   11/15/15                                                 2,890         3,005
                                                                    -----------
                                                                          4,579
                                                                    -----------
HEALTHCARE - SERVICES (2.9%)
Coventry Health Care, Inc., 8.125%,
   02/15/12, Callable 02/15/07 @ 104.06                     5,478         5,683
Coventry Health Care, Inc., 6.125%,
   01/15/15                                                 1,115         1,099
HCA, Inc., 9.125%, 11/15/14, Callable
   11/15/10 @ 104.56 (d)                                   11,900        12,718
HCA, Inc., 9.250%, 11/15/16, Callable
   11/15/11 @ 104.625 (d)                                  12,055        12,915
Triad Hospitals, Inc., 7.000%, 05/15/12,
   Callable 05/15/08 @ 103.5                                4,190         4,263
                                                                    -----------
                                                                         36,678
                                                                    -----------
INSURANCE (1.5%)
AFC Capital Trust I, Ser B, 8.207%,
   02/03/27 (e)                                             4,852         5,017
Crum & Forster Holdings Corp.,
   10.375%, 06/15/13, Callable 06/15/08
   @ 105.19 (e)                                             2,785         3,015
Fairfax Financial Holdings Ltd.,
   7.750%, 04/26/12 (e)                                     3,700         3,645
Fairfax Financial Holdings Ltd.,
   7.375%, 04/15/18 (e)                                     1,655         1,527
Markel Capital Trust I, Ser B, 8.710%,
   01/01/46, Callable 01/01/07 @ 104.36                     4,025         4,205
Markel Corp., 7.350%, 08/15/34                              1,010         1,090
                                                                    -----------
                                                                         18,499
                                                                    -----------
LODGING (4.6%)
Aztar Corp., 9.000%, 08/15/11, Callable
   08/15/07 @ 103                                           1,410         1,473
Boyd Gaming Corp., 8.750%, 04/15/12,
   Callable 04/15/07 @ 104.38                               3,815         3,987
Boyd Gaming Corp., 7.750%, 12/15/12,
   Callable 12/15/07 @ 103.88 (e)                           3,560         3,680
Harrah's Operating Co., Inc., 5.375%,
   12/15/13                                                11,115         9,782
Harrah's Operating Co., Inc., 5.625%,
   06/01/15                                                 4,405         3,778
Harrah's Operating Co., Inc., 6.500%,
   06/01/16                                                 3,500         3,134
Mandalay Resort Group, Ser B,
   10.250%, 08/01/07                                       10,956        11,217
MGM Mirage, Inc., 8.500%, 09/15/10                            905           968
San Pasqual Casino, 8.000%, 09/15/13,
   Callable 09/15/09 @ 104 (d)                              2,865         2,944
Station Casinos, Inc., 6.875%,
   03/01/16, Callable 03/01/09 @ 102.58                     3,635         3,262

Station Casinos, Inc., 7.750%,
   08/15/16, Callable 08/15/11 @ 102.91                     4,280         4,312
Wyndham Worldwide Corp., 6.000%,
   12/01/16 (d)                                                50            49
Wynn Las Vegas LLC, 6.625%,
   12/01/14, Callable 12/01/09 @ 103.31                     9,745         9,684
                                                                    -----------
                                                                         58,270
                                                                    -----------
MACHINERY DIVERSIFIED (0.9%)
Case New Holland, Inc., 9.250%,
   08/01/11, Callable 08/01/07 @ 104.62                     3,340         3,536
Case New Holland, Inc., 7.125%,
   03/01/14, Callable 03/01/10 @ 103.563                    4,670         4,740
Chart Industries, Inc., 9.125%,
   10/15/15, Callable 10/15/10 @ 104.56 (d)                 2,700         2,849
                                                                    -----------
                                                                         11,125
                                                                    -----------
MEDIA (9.4%)
Block Communications, Inc., 8.250%,
   12/15/15, Callable 12/15/10 @ 104.13 (d) (e)             3,545         3,536
Dex Media East Finance Co., 9.875%,
   11/15/09, Callable 11/15/07 @ 102.469                    1,270         1,330
Dex Media, Inc., 8.000%, 11/15/13,
   Callable 11/15/08 @ 104                                    360           371
Dex Media, Inc., 8.260%, 11/15/13,
   Callable 11/15/08 @ 104.5 (c) (g)                        2,625         2,343
Dex Media, Inc., 9.613%, 11/15/13,
   Callable 11/15/08 @ 104.5 (c) (e) (g)                      955           852
DirecTV Holdings LLC, 8.375%,
   03/15/13, Callable 03/15/08 @ 104.19                    11,435        11,892
DirecTV Holdings LLC, 6.375%,
   06/15/15, Callable 06/15/10 @ 103.19                     9,515         9,123
EchoStar DBS Corp., 7.125%, 02/01/16 (e)                   32,975        32,974
Gray Television, Inc., 9.250%,
   12/15/11, Callable 12/15/07 @ 103.083                    5,662         5,924
Kabel Deutschland GmbH, 10.625%,
   07/01/14, Callable 07/01/09 @ 105.31                    13,365        14,818
LIN Television Corp., 6.500%,
   05/15/13, Callable 05/15/12 @ 103.25 (e)                 4,600         4,382
LIN Television Corp., Ser B, 6.500%,
   05/15/13, Callable 05/15/08 @ 103.25                     2,305         2,196
Mediacom Broadband LLC, 8.500%,
   10/15/15, Callable 10/15/10 @ 104.25 (e)                 5,030         5,093
Mediacom Broadband LLC, 8.500%,
   10/15/15, Callable 10/15/10 @ 104.25 (d)                 3,745         3,792
Morris Publishing Group LLC, 7.000%,
   08/01/13, Callable 08/01/08 @ 103.5                      1,010           957
Quebecor Media, Inc., 7.750%,
   03/15/16, Callable 03/15/11 @ 103.875                    3,525         3,600
Quebecor World Capital Corp., 8.750%,
   03/15/16, Callable 03/15/11 @ 104.375 (d)                1,015           972
Radio One, Inc., Ser B, 8.875%,
   07/01/11, Callable 07/01/07 @ 102.958                    2,900         2,994

Rogers Cable, Inc., 8.750%, 05/01/32                        1,935         2,351
Shaw Communications, Inc., 7.200%,
   12/15/11                                                    50            52
Sinclair Broadcast Group, Inc., 8.750%,
   12/15/11, Callable 12/15/07 @ 102.917                    4,974         5,192
Sinclair Broadcast Group, Inc., 8.000%,
   03/15/12, Callable 03/15/07 @ 104                        2,890         2,984
                                                                    -----------
                                                                        117,728
                                                                    -----------
MISCELLANEOUS MANUFACTURER (0.2%)
Koppers, Inc., 9.875%, 10/15/13,
   Callable 10/15/08 @ 104.94                               2,201         2,394
                                                                    -----------
OFFICE / BUSINESS EQUIPMENT (0.8%)
Xerox Corp., 9.750%, 01/15/09                               9,129         9,859
                                                                    -----------
OIL & GAS (4.8%)
Chesapeake Energy Corp., 7.500%,
   09/15/13, Callable 09/15/08 @ 103.75                     2,672         2,782
Chesapeake Energy Corp., 7.750%,
   01/15/15, Callable 01/15/08 @ 103.88 (e)                 2,770         2,884
Compagnie Gererale de Geophysique
   SA, 7.500%, 05/15/15, Callable 05/15/10
   @ 103.75                                                 2,980         2,995
Compton Petroleum Finance Corp.,
   7.625%, 12/01/13, Callable 12/01/09 @ 103.813            4,975         4,801
Encore Acquisition Co., 7.250%,
   12/01/17, Callable 12/01/10 @ 103.63                       525           508
Forest Oil Corp., 8.000%, 12/15/11                          3,913         4,070
Kerr-McGee Corp., 6.875%, 09/15/11                             50            53
OPTI Canada, Inc., 8.250%, 12/15/14,
   Callable @ 12/15/10 @ 104.13 (d)                        11,540        11,857
Petrohawk Energy Corp., 9.125%,
   07/15/13, Callable 07/15/10 @ 104.563 (e)                4,905         5,150
Pioneer Natural Resource Co., 5.875%,
   07/15/16                                                 5,670         5,229
Pioneer Natural Resource Co., 6.875%,
   05/01/18                                                 2,280         2,205
Sabine Pass LNG LP, 7.250%, 11/30/13 (d)                    2,295         2,281
Sabine Pass LNG LP, 7.500%, 11/30/16  (d)                   5,590         5,569
Western Oil Sands, Inc., 8.375%,
   05/01/12                                                 8,959         9,944
                                                                    -----------
                                                                         60,328
                                                                    -----------
OIL & GAS SERVICES (0.4%)
Hanover Compressor Co., 8.625%,
   12/15/10, Callable 12/15/07 @ 104.31                     1,795         1,876
Hanover Equipment Trust 01, Ser B,
   8.750%, 09/01/11, Callable 09/01/07 @ 104.375            3,571         3,723
                                                                    -----------
                                                                          5,599
                                                                    -----------
PACKAGING & CONTAINERS (0.8%)
   Ball Corp., 6.875%, 12/15/12, Callable
   12/15/07 @ 103.44                                        1,075         1,097
Graphic Packaging International,
   9.500%, 08/15/13, Callable 08/15/08
   @ 104.75 (e)                                             6,200         6,541

Owens-Brockway Glass Container, Inc.,
   8.750%, 11/15/12, Callable 11/15/07 @ 104.38                50            53
Silgan Holdings, Inc., 6.750%,
   11/15/13, Callable 11/15/08 @ 103.38                     3,000         2,940
                                                                    -----------
                                                                         10,631
                                                                    -----------
PHARMACEUTICALS (0.2%)
Angiotech Pharmaceuticals, Inc.,
   9.103%, 12/01/13, Callable 06/01/08 @
   104 (b) (d)                                              3,000         3,038
                                                                    -----------
PIPELINES (2.8%)
Copano Energy LLC, 8.125%, 03/01/16,
   Callable 03/01/11 @ 104.0625 (e)                         1,290         1,335
El Paso Natural Gas Co., 8.625%,
   01/15/22                                                 2,800         3,391
El Paso Natural Gas Co., 8.375%,
   06/15/32                                                 2,760         3,342
El Paso Natural Gas Co., Ser A,
   7.625%, 08/01/10, Callable 08/01/07 @ 103.81             5,565         5,815
Southern Natural Gas Co., 8.000%,
   03/01/32                                                   660           771
Tennessee Gas Pipeline Co., 7.500%,
   04/01/17                                                   645           704
Transcontinental Gas Pipe Line Corp.,
   Ser B, 8.875%, 07/15/12                                    325           367
Williams Cos., Inc., 7.125%, 09/01/11 (e)                  11,680        12,148
Williams Partners LP, 7.250%,
   02/01/17 (d)                                             7,505         7,655
                                                                    -----------
                                                                         35,528
                                                                    -----------
REAL ESTATE (0.4%)
American Real Estate Partners LP,
   7.125%, 02/15/13, Callable 02/15/09 @ 103.56             4,720         4,744
                                                                    -----------
REITS (1.1%)
Host Marriott Corp., Ser G, 9.250%,
   10/01/07                                                 2,898         2,978
Omega Healthcare Investors, Inc.,
   7.000%, 04/01/14, Callable 04/01/09 @ 103.5              4,970         5,008
Omega Healthcare Investors, Inc.,
   7.000%, 01/15/16, Callable 01/15/11 @ 103.5              2,105         2,110
Rouse Co. (The), 3.625%, 03/15/09                             835           790
Rouse Co. (The), 8.000%, 04/30/09                             885           917
Rouse Co. (The), 7.200%, 09/15/12                           2,400         2,455
Ventas Realty LP, 8.750%, 05/01/09                             50            53
                                                                    -----------
                                                                         14,311
                                                                    -----------
RETAIL (1.0%)
Gamestop Corp., 9.247%, 10/01/11,
   Callable 10/01/07 @ 102 (b)                              1,075         1,115
Gamestop Corp., 8.000%, 10/01/12,
   Callable 10/01/09 @ 104 (e)                              2,025         2,116
Rite Aid Corp., 8.125%, 05/01/10,
   Callable 05/01/07 @ 104.06                               1,270         1,297

Rite Aid Corp., 9.500%, 02/15/11,
   Callable 02/15/07 @ 104.75                               7,415         7,758
                                                                    -----------
                                                                         12,286
                                                                    -----------
SEMICONDUCTORS (3.7%)
Advanced Micro Devices, Inc., 7.750%,
   11/01/12, Callable 11/01/08 @ 103.88 (e)                11,674        12,112
Avago Technologies Finance Ltd.,
   10.869%, 06/01/13, Callable 12/01/07 @
   102 (b) (d)                                              2,110         2,208
Avago Technologies, Inc., 10.125%,
   12/01/13, Callable 12/01/09 @ 105.06 (d)                 2,075         2,215
Freescale Semiconductor, Inc., 8.875%,
   12/15/14, Callable 12/15/10 @104.44 (d)                  7,535         7,507
Freescale Semiconductor, Inc., 10.125%,
   12/15/16, Callable 12/15/11 @ 105.06 (d) (e)            17,970        17,991
NXP Funding LLC, 7.875%, 10/15/14,
   Callable 10/15/10 @ 103.94 (d)                           2,250         2,326
NXP Funding LLC, 9.500%, 10/15/15,
   Callable 10/15/11 @ 104.75 (d)                           1,875         1,922
                                                                    -----------
                                                                         46,281
                                                                    -----------
TELECOMMUNICATIONS (15.2%)
American Tower Corp., 7.500%,
   05/01/12, Callable 05/01/08 @ 103.75                        50            52
AT&T Corp., 8.000%, 11/15/31                                   50            62
Citizens Communications Co., 9.250%,
   05/15/11                                                10,955        12,119
Citizens Communications Co., 9.000%,
   08/15/31                                                10,530        11,425
Embarq Corp., 7.995%, 06/01/36 (e)                         16,690        17,367
GCI, Inc., 7.250%, 02/15/14, Callable
   02/15/09 @ 103.62                                        4,460         4,427
Inmarsat Finance II PLC, 7.522%,
   11/15/12, Callable 11/15/08 @ 105.19 (c) (g)             4,980         4,588
Inmarsat Group Ltd., 7.625%, 06/30/12,
   Callable 03/01/08 @ 103.81                               4,733         4,887
Intelsat Corp., 9.000%, 06/15/16,
   Callable 06/15/11 @ 104.5 (d)                            7,200         7,623
Intelsat Subsidiary Holding Co. Ltd.,
   8.250%, 01/15/13, Callable 01/15/09 @ 104.13            10,360        10,515
Nordic Telephone Co. Holdings,
   8.875%, 05/01/16, Callable 05/01/11
   @ 104.438 (d)                                            7,655         8,191
NTL Cable PLC, 8.750%, 04/15/14,
   Callable 04/15/09 @ 104.375                              9,399         9,834
NTL Cable PLC, 9.125%, 08/15/16,
   Callable 08/15/11 @ 104.563                              7,150         7,552
PanAmSat Holdings Corp., 9.000%,
   08/15/14, Callable 08/15/09 @ 104.5                      7,744         8,180
Qwest Communications International,
Inc., 8.874%, 02/15/09, Callable 02/15/07
   @ 101 (b)                                                3,360         3,402
Qwest Communications International,
   Inc., 7.250%, 02/15/11, Callable 02/15/08
   @ 103.62 (e)                                             2,150         2,198

Qwest Corp., 7.875%, 09/01/11                              11,190        11,917
Qwest Corp., 8.875%, 03/15/12                                 865           963
Qwest Corp., 8.610%, 06/15/13 (b)                           3,000         3,248
Qwest Corp., 7.500%, 10/01/14 (d)                           3,015         3,196
Qwest Corp., 7.625%, 06/15/15                               4,400         4,708
Rogers Wireless, Inc., 9.625%,
   05/01/11                                                 9,668        10,973
Rogers Wireless, Inc., 7.250%,
   12/15/12                                                 7,435         7,881
Rogers Wireless, Inc., 6.375%,
   03/01/14                                                 1,910         1,934
Rogers Wireless, Inc., 7.500%,
   03/15/15                                                 1,810         1,964
Rogers Wireless, Inc., 9.750%,
   06/01/16                                                 4,270         5,359
Valor Telecommunications Enterprise
   LLC, 7.750%, 02/15/15, Callable
   02/15/10 @ 103.88 (e)                                    2,580         2,777
Windstream Corp., 8.625%, 08/01/16,
   Callable 08/01/11 @ 104.31 (d) (e)                      19,400        21,242
Windstream Corp., 8.625%, 08/01/16                          1,990         2,179
                                                                    -----------
                                                                        190,763
                                                                    -----------
TRANSPORTATION (0.3%)
CHC Helicopter Corp., 7.375%,
   05/01/14, Callable 05/01/09 @ 103.69                     3,657         3,524
                                                                    -----------
TOTAL CORPORATE BONDS (COST $1,141,212)                               1,157,126
                                                                    -----------
SHORT-TERM INVESTMENT (10.1%)
CSFB Enhanced Liquidity Portfolio, 5.471% (f)         126,507,173       126,507
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $126,507)                             126,507
                                                                    -----------
REPURCHASE AGREEMENTS (6.2%)
HSBC Securities, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $39,488 (collateralized by
   U.S. Government Agencies;
   4.500%-7.500%, due 10/01/33-10/01/34;
   total market value $40,255)                       $     39,465        39,465
Lehman Brothers, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $37,781 (collateralized by
   U.S. Government Agencies; 5.500%, due
   05/01/35; total market value $38,512)                   37,760        37,760
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $77,225)                               77,225
                                                                    -----------
TOTAL INVESTMENTS (COST $1,404,919) (a) - 113.3%                      1,420,548
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%                        (166,795)
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,253,753
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $1,405,586 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $22,315
Unrealized Depreciation...........................    (7,353)
                                                     -------
Unrealized Appreciation (Depreciation)............   $14,962
                                                     =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $121,376.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

(h) This security has not settled as of December 31, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC- Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (5.9%)
AUTOMOBILE ABS (5.9%)
Capital Auto Receivables Asset Trust,
   Ser 2006-1, Cl A3, 5.030%, 10/15/09               $      3,315   $     3,304
Capital One Prime Auto Receivable
   Trust, Ser 2005-1, Cl A3, 4.320%,
   08/15/09 (b)                                             3,839         3,818
Capital One Prime Auto Receivable
   Trust, Ser 2006-1 Cl A3, 4.990%,
   09/15/10                                                 4,900         4,887
Honda Auto Receivables Owner Trust,
   Ser 2005-6, Cl A3, 4.850%, 10/19/09                      2,520         2,510
Household Automotive Trust, Ser
   2006-3, Cl A3, 5.280%, 09/19/11 (b)                      3,920         3,931
Nissan Auto Receivables Owner Trust,
   Ser 2003-B, Cl A4, 2.050%, 03/16/09                        812           803
USAA Auto Owner Trust, Ser 2004-1,
   Cl A3, 2.060%, 04/15/08                                     38            38
USAA Auto Owner Trust, Ser 2006-4
   Cl A3, 5.010%, 06/15/11                                  5,000         4,990
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $24,297)                             24,281
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)
Adjustable Rate Mortgage Trust, Ser
   2005-1, Cl 2A22, 4.593%, 05/25/35 (b)                    1,640         1,628
Banc of America Commercial Mortgage,
   Inc., Ser 2004-2, Cl A2, 3.520%,
   11/10/38                                                 2,500         2,412
Bear Stearns Alternative-A Trust, Ser
   2006-2, Cl 23A1, 5.976%, 03/25/36 (b)                    4,739         4,779
Bear Stearns Commercial Mortgage
   Securities, Ser 2005-T20, Cl A1, 4.940%,
   10/12/42                                                 1,745         1,731
CS First Boston Mortgage Securities
   Corp., Ser 2004-C3, Cl A3, 4.302%,
   07/15/36                                                 3,975         3,882
Deutche Mortgage Securities, Inc., Ser
   2004-5 Cl A2, 4.980%, 07/25/34                           3,500         3,466
Fannie Mae, Ser 2005-51, Cl KC,
   4.500%, 01/25/25                                         6,767         6,669
First Horizon Alternative Mortgage
   Securities, Ser 2005-AA3, Cl 2A1,
   5.185%, 05/25/35 (b)                                     2,364         2,387
First Horizon Alternative Mortgage
   Securities, Ser 2005-AA7, Cl 2A1,
   5.425%, 09/25/35 (b)                                     2,531         2,525
Greenwich Capital Commercial Funding

   Corp., Ser 2004-GG1, Cl A3, 4.344%,
   06/10/36                                                 2,150         2,113
J.P. Morgan Chase Commercial
   Mortgage Securities, Ser 2005-LDP1, Cl
   A2, 4.625%, 03/15/46                                     3,395         3,336
Morgan Stanley Capital I, Ser
   1998-XL2, Cl A2, 6.17%, 10/03/08,
   6.170%, 10/03/34                                         3,750         3,802
Morgan Stanley Capital I, Ser
   2006-HQ8, Cl A1, 5.124%, 03/12/44                        2,086         2,078
Residential Accredit Loans, Inc., Ser
   2003-QS17, Cl CB3, 5.500%, 09/25/33                      3,125         3,108
Wachovia Bank Commercial Mortgage
   Trust, Ser 2002-C1 Cl A2, 5.681%,
   04/15/34                                                 2,853         2,853
Wachovia Bank Commercial Mortgage
   Trust, Ser 2005-C16, Cl A2, 4.380%,
   10/15/41                                                 3,797         3,707
Washington Mutual, Ser 2005-AR4, Cl
   A1, 3.624%, 04/25/35 (b)                                   491           490
Wells Fargo Mortgage Backed Securities
   Trust, Ser 2004-S, Cl A5, 3.539%,
   09/25/34 (b)                                             3,420         3,312
Wells Fargo Mortgage Backed Securities
   Trust, Ser 2006-AR8, Cl 2A4, 5.240%,
   04/25/36 (b)                                             4,150         4,117
Wells Fargo Mortgage Backed Securities
   Trust, Ser 2006-AR8, Cl 3A1, 5.238%,
   04/25/36 (b)                                             3,812         3,782
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $62,213)                                                        62,177
                                                                    -----------
CORPORATE BONDS (17.9%)
BANKS (2.5%)
Bank One Corp., 7.600%, 05/01/07                            3,441         3,464
BankBoston Corp., 6.500%, 12/19/07                          3,815         3,838
Wachovia Corp., 6.375%, 02/01/09                            3,300         3,357
                                                                    -----------
                                                                         10,659
                                                                    -----------
BEVERAGES (1.0%)
Diageo Capital PLC, 3.375%,
   03/20/08                                                 4,025         3,931
                                                                    -----------
CHEMICALS (0.4%)
Equistar Chemical Funding Corp.,
   10.125%, 09/01/08                                        1,470         1,562
                                                                    -----------
COMMERCIAL SERVICES (0.3%)
ERAC USA Finance Co., 7.350%,
   06/15/08 (f)                                             1,125         1,153
                                                                    -----------
COSMETICS/PERSONAL CARE (0.2%)
Gillette Co. (The), 3.500%, 10/15/07,
   Callable 04/15/07 @ 100                                    873           859
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (9.3%)
Capital One Financial Corp., 8.750%,
   02/01/07                                                   770           772
CIT Group, Inc., 4.000%, 05/08/08                             930           914
CIT Group, Inc., 4.250%, 02/01/10                           3,160         3,061
Credit Suisse First Boston USA, Inc.,
   6.500%, 06/01/08                                         2,455         2,495
General Electric Capital Corp., 4.125%,

   03/04/08                                                 4,765         4,708
General Electric Capital Corp., 4.875%,
   10/21/10 (c)                                             1,700         1,682
Goldman Sachs Group, Inc. (The),
   7.350%, 10/01/09                                         3,510         3,703
HSBC Finance Corp., 4.125%,
   03/11/08                                                 3,400         3,355
ING USA Global Trust, 4.500%,
   10/01/10                                                 4,250         4,143
International Lease Finance Corp., Ser
   Q, 4.625%, 06/02/08                                      2,955         2,920
John Deere Capital Corp., 3.900%,
   01/15/08                                                 3,130         3,086
Merrill Lynch & Co., Inc., 4.831%,
   10/27/08                                                 2,060         2,047
Merrill Lynch & Co., Inc., 4.790%,
   08/04/10                                                 1,725         1,702
Salomon Smith Barney Holdings,
   6.500%, 02/15/08                                         3,705         3,749
                                                                    -----------
                                                                         38,337
                                                                    -----------
MEDIA (0.7%)
Comcast Cable Communications, Inc.,
   8.375%, 05/01/07                                         1,155         1,166
Time Warner, Inc., 6.150%, 05/01/07                         1,585         1,588
                                                                    -----------
                                                                          2,754
                                                                    -----------
MISCELLANEOUS MANUFACTURER (0.7%)
Honeywell International, Inc., 7.500%,
   03/01/10                                                 2,850         3,039
                                                                    -----------
OIL & GAS (0.5%)
Anadarko Petroleum Corp., 3.250%,
   05/01/08                                                 1,240         1,201
Enterprise Products Partners LP, Ser B,
   4.625%, 10/15/09                                           740           725
                                                                    -----------
                                                                          1,926
                                                                    -----------
REGIONAL AUTHORITIES (1.0%)
Ontario Province, 5.000%, 10/18/11                          3,985         3,979
                                                                    -----------
REITS (0.4%)
Simon Property Group LP, 6.375%,
   11/15/07                                                 1,500         1,512
                                                                    -----------
TELECOMMUNICATIONS (0.9%)
BellSouth Telecommunications, Inc.,
   5.875%, 01/15/09                                         1,450         1,463
SBC Communications, Inc., 4.125%,
   09/15/09 (c)                                               790           767
Verizon Global Funding Corp., 6.125%,
   06/15/07                                                 1,470         1,474
                                                                    -----------
                                                                          3,704
                                                                    -----------
TOTAL CORPORATE BONDS (COST $73,998)                                     73,415
                                                                    -----------
MASTER NOTE (1.5%)
BANKS (1.5%)
Bank of America Corp., 5.383% (b) (e)                       6,000         6,000
                                                                    -----------
TOTAL MASTER NOTE (COST $6,000)                                           6,000
                                                                    -----------
U.S. GOVERNMENT AGENCIES (14.8%)

FANNIE MAE (3.2%)
5.150%, 09/21/07, Callable 03/21/07 @ 100 (c)               7,000         6,991
5.200%, 11/20/09, Callable 05/20/08 @ 100                   6,000         5,990
                                                                    -----------
                                                                         12,981
                                                                    -----------
FEDERAL HOME LOAN BANK (4.0%)
4.875%, 08/22/07                                            3,475         3,467
5.100%, 09/19/08                                            5,100         5,103
5.000%, 10/16/09, Callable 10/16/08 @ 100                   7,930         7,896
                                                                    -----------
                                                                         16,466
                                                                    -----------
FREDDIE MAC (7.6%)
4.500%, 08/22/07 (c)                                       13,520        13,449
4.250%, 06/23/08 (c)                                       11,375        11,242
5.000%, 11/01/10, Callable 11/01/07 @ 100 (c)               6,680         6,615
                                                                    -----------
                                                                         31,306
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $60,855)                            60,753
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGES (16.3%)
FANNIE MAE (8.1%)
7.030%, 08/01/07                                              382           383
6.826%, 11/01/07                                            1,272         1,273
6.070%, 10/01/08                                            2,095         2,097
3.810%, 12/01/08 (b)                                        3,855         3,733
6.595%, 07/01/09                                            1,984         2,029
6.850%, 08/01/09                                            3,609         3,699
6.955%, 10/01/10 (b)                                        2,811         2,939
4.000%, 12/01/14                                            3,370         3,249
4.500%, 07/01/15                                            2,549         2,480
5.000%, 11/25/26                                            2,263         2,249
7.015%, 09/01/33 (b)                                          883           896
6.918%, 10/01/33 (b)                                        1,218         1,235
4.331%, 03/01/34 (b)                                        2,136         2,107
4.808%, 06/01/35 (b)                                        4,436         4,395
                                                                    -----------
                                                                         32,764
                                                                    -----------
FREDDIE MAC (6.8%)
4.000%, 07/01/08                                            1,763         1,739
3.750%, 12/15/11                                            1,922         1,869
5.591%, 01/25/12                                            2,250         2,272
4.000%, 07/15/14                                            5,566         5,468
5.875%, 05/15/16 (b)                                        3,919         3,928
4.500%, 08/15/19                                              106           102
5.000%, 12/15/20                                            2,409         2,398
4.500%, 10/15/28                                            2,462         2,414
4.288%, 03/01/34 (b)                                        2,012         1,980
4.958%, 04/01/34 (b)                                        1,682         1,685
6.363%, 09/01/36 (b)                                        3,974         4,033
                                                                    -----------
                                                                         27,888
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.4%)
5.996%, 02/16/24 (b)                                          982           996
3.772%, 05/16/25                                            5,096         4,924
                                                                    -----------
                                                                          5,920
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $67,302)                                                        66,572
                                                                    -----------
U.S. TREASURY OBLIGATIONS (24.6%)
U.S. TREASURY NOTES (24.6%)

2.625%, 05/15/08 (c)                                       30,670        29,755
4.375%, 11/15/08 (c)                                        6,310         6,259
4.500%, 02/15/09 (c)                                       30,975        30,787
4.875%, 05/15/09 (c)                                       18,525        18,566
4.875%, 08/15/09 (c)                                       15,250        15,296
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $100,649)                         100,663
                                                                    -----------
SHORT-TERM INVESTMENT (1.5%)
CSFB Enhanced Liquidity Portfolio, 5.471% (d)           6,292,000         6,292
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $6,292)                                 6,292
                                                                    -----------
MONEY MARKET (3.3%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (g)            13,449,162        13,449
                                                                    -----------
TOTAL MONEY MARKET (COST $13,449)                                        13,449
                                                                    -----------
TOTAL INVESTMENTS (COST $415,055) (a) - 101.0%                          413,602
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                           (3,959)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   409,643
                                                                    -----------

----------
(a) Cost for federal income tax purposes is $415,397 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $   191
Unrealized Depreciation...........................    (1,986)
                                                     -------
Unrealized Appreciation (Depreciation)............   $(1,795)
                                                     =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $6,068.

(d) This security was purchased with cash collateral held from securities lending.

(e)  Perpetual Maturity.

(f) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)  Affiliate investment.

Cl - Class
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM U.S. TREASURY SECURITIES FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. TREASURY OBLIGATIONS (96.3%)
U.S. TREASURY NOTES (96.3%)
4.250%, 11/30/07                                     $      2,000   $     1,986
3.375%, 02/15/08                                            8,000         7,860
3.750%, 05/15/08                                           21,000        20,678
4.375%, 11/15/08                                           25,500        25,296
4.875%, 08/15/09                                            7,000         7,021
4.125%, 08/15/10                                            3,000         2,943
4.500%, 11/15/10                                            2,925         2,904
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $68,856)                           68,688
                                                                    -----------
MONEY MARKET (3.2%)
Federated U.S. Treasury Cash Reserve
   Fund, 4.800%                                         2,262,243         2,262
                                                                    -----------
TOTAL MONEY MARKET (COST $2,262)                                          2,262
                                                                    -----------
TOTAL INVESTMENTS (COST $71,118) (a) - 99.5%                             70,950
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                331
                                                                    -----------
NET ASSETS - 100.0%                                                 $    71,281
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $71,258 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $  --
Unrealized Depreciation...........................    (308)
                                                     -----
Unrealized Appreciation (Depreciation)............   $(308)
                                                     =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
STRATEGIC INCOME FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
BANK LOANS (2.4%)
COMMERCIAL SERVICES (0.8%)
Merrill Corp., 11.850%, 10/01/13 (b) (d)             $      1,000   $       997
                                                                    -----------
COMPUTERS (0.4%)
Stratus Technologies, Inc., 14.350%,
   03/15/12 (b) (d)                                           550           528
                                                                    -----------
LODGING (0.6%)
Kerzner International Ltd., 0.500%,
   08/31/13 (b) (d)                                           190           187
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                            95            93
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                            41            40
Kerzner International Ltd., 8.353%,
   08/31/13 (b) (d)                                           434           428
                                                                    -----------
                                                                            748
                                                                    -----------
TELECOMMUNICATIONS (0.6%)
Wind Telecommunications SpA,
   0.000%, 12/07/11 (b) (d) (h)                               750           760
                                                                    -----------
TOTAL BANK LOANS (COST $3,041)                                            3,033
                                                                    -----------
CORPORATE BONDS (45.0%)
ADVERTISING (2.1%)
Affinion Group, Inc., 10.125%,
   10/15/13, Callable 10/15/09 @ 105.063                    1,300         1,378
Quebecor World, Inc., 9.750%,
   01/15/15, Callable 01/15/11 @ 104.88 (d)                   960           966
R.H. Donnelley Corp., 10.875%,
   12/15/12, Callable 12/15/07 @ 105.44                       275           300
                                                                    -----------
                                                                          2,644
                                                                    -----------
APPAREL (1.4%)
Hanesbrands, Inc., 8.735%, 12/15/14,
   Callable 12/15/08 @ 102 (b) (d)                            190           193
Levi Strauss & Co., 8.875%, 04/01/16,
   Callable 04/01/11 @ 104.44 (e)                           1,500         1,568
                                                                    -----------
                                                                          1,761
                                                                    -----------
AUTO MANUFACTURERS (1.6%)
General Motors Corp., 7.200%,
   01/15/11 (e)                                             2,165         2,100
                                                                    -----------
AUTO PARTS & EQUIPMENT (1.5%)
Goodyear Tire & Rubber Co. (The),
   9.140%, 12/01/09, Callable 02/26/07 @
   100 (b) (d)                                                865           868

Goodyear Tire & Rubber Co. (The),
   9.000%, 07/01/15, Callable 07/01/10 @
   104.5 (e)                                                1,000         1,048
                                                                    -----------
                                                                          1,916
                                                                    -----------
CHEMICALS (1.2%)
Ineos Group Holdings PLC, 8.500%,
   02/15/16, Callable 02/15/11 @ 104.25 (d)                   840           802
PQ Corp., 7.500%, 02/15/13, Callable
   02/15/09 @ 103.75 (b)                                      790           778
                                                                    -----------
                                                                          1,580
                                                                    -----------
COMMERCIAL SERVICES (3.1%)
Ashtead Holdings PLC, 8.625%,
   08/01/15, Callable 08/01/10 @ 104.31 (d)                   998         1,038
Atlantic Broadband, Inc., 9.375%,
   01/15/14, Callable 01/15/09 @ 104.69                     1,400         1,415
Rental Service Corp., 9.500%, 12/01/14,
   Callable 12/01/10 @ 104.75 (d)                             945           976
Visant Holdings Corp., 8.750%,
   12/01/13, Callable 12/01/08 @ 106.563                      490           505
                                                                    -----------
                                                                          3,934
                                                                    -----------
COMPUTERS (0.7%)
Activant Solutions, Inc., 9.500%,
   05/01/16, Callable 05/01/11 @ 104.75 (d)                   985           916
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Ford Motor Credit Co., 8.625%,
   11/01/10                                                 1,275         1,312
Galaxy Entertainment Finance Co. Ltd.,
   9.875%, 12/15/12, Callable 12/15/09 @
   104.94 (d) (e)                                             120           129
General Motors Acceptance Corp. LLC,
   8.000%, 11/01/31                                         1,695         1,946
Hexion US Finance Corp., 9.870%,
   11/15/14, Callable 11/15/08 @ 102 (b) (d)                   75            75
IDEARC, Inc., 8.000%, 11/15/16,
   Callable 11/15/11 @ 104 (d)                                735           746
                                                                    -----------
                                                                          4,208
                                                                    -----------
DIVERSIFIED MINERALS (0.3%)
FMG Finance Property Ltd., 10.625%,
   09/01/16 (d) (e)                                           350           375
                                                                    -----------
DIVERSIFIED OPERATIONS (0.2%)
Nell AF SARL, 8.375%, 08/15/15,
   Callable 08/15/10 @ 104.19 (d) (e)                         300           308
                                                                    -----------
ELECTRIC (2.2%)
Aquila, Inc., 14.875%, 07/01/12 (e)                         1,485         1,938
PSEG Energy Holdings LLC, 10.000%,
   10/01/09                                                    10            11
Sithe/Independence Funding Corp., Ser
   A, 9.000%, 12/30/13                                        750           817
                                                                    -----------
                                                                          2,766
                                                                    -----------
ENTERTAINMENT (0.1%)
Pokagon Gaming Authority, 10.375%,

   06/15/14, Callable 06/15/10 @ 105.188 (d)                   75            82
                                                                    -----------
FOOD (1.1%)
Pinnacle Foods Holding Corp., 8.250%,
   12/01/13, Callable 12/01/08 @ 104.12                     1,240         1,269
Stater Brothers Holdings, Inc., 8.125%,
   06/15/12, Callable 06/15/08 @ 104.06                       180           183
                                                                    -----------
                                                                          1,452
                                                                    -----------
FOREST PRODUCTS & PAPER (1.1%)
Appleton Papers, Inc., Ser B, 9.750%,
   06/15/14, Callable 06/15/09 @ 104.88                        10            10
Boise Cascade LLC, 8.249%, 10/15/12,
   Callable 08/21/12 @ 102 (b)                                575           576
Verso Paper Holdings LLC, 9.121%,
   08/01/14, Callable 08/01/08 @ 102 (b) (d)                  855           869
                                                                    -----------
                                                                          1,455
                                                                    -----------
HEALTHCARE - PRODUCTS (1.2%)
Universal Hospital Services, Inc.,
   10.125%, 11/01/11, Callable 11/01/07 @
   105.063                                                  1,460         1,559
                                                                    -----------
HEALTHCARE - SERVICES (2.5%)
HCA, Inc., 9.625%, 11/15/16, Callable
   11/15/11 @ 104.81 (d)                                    1,595         1,715
Triad Hospitals, Inc., 7.000%, 11/15/13,
   Callable 11/15/08 @ 103.5                                  700           704
US Oncology, Inc., 10.750%, 08/15/14,
   Callable 08/15/09 @ 105.38                                 675           746
                                                                    -----------
                                                                          3,165
                                                                    -----------
HOUSEHOLD PRODUCTS/WARES (0.6%)
Mobile Services Group, Inc., 9.750%,
   08/01/14, Callable 08/01/10 @ 104.88 (d)                   690           721
                                                                    -----------
LEISURE TIME (0.4%)
Travelport, Inc., 9.875%, 09/01/14,
   Callable 09/01/10 @ 104.938 (d)                            480           482
                                                                    -----------
MACHINERY DIVERSIFIED (1.0%)
Chart Industries, Inc., 9.125%,
   10/15/15, Callable 10/15/10 @ 104.56 (d)                 1,250         1,319
                                                                    -----------
MEDIA (3.5%)
CCH I LLC, 11.000%, 10/01/15,
   Callable 10/01/10 @ 105.5                                  620           636
Compagnie Susquehanna, 9.875%,
   05/15/14, Callable 05/15/10 @ 104.938 (d)                1,020         1,015
Dex Media, Inc., 9.540%, 11/15/13,
   Callable 11/15/08 @ 104.5 (c) (g)                           50            45
DirecTV Holdings LLC, 6.375%,
   06/15/15, Callable 06/15/10 @ 103.19                       100            96
Kabel Deutschland GmbH, 10.625%,
   07/01/14, Callable 07/01/09 @ 105.31                     1,750         1,940
LIN Television Corp., Ser B, 6.500%,
   05/15/13, Callable 05/15/08 @ 103.25                        10            10
Mediacom Broadband LLC, 8.500%,
   10/15/15, Callable 10/15/10 @ 104.25 (d)                   205           208

Quebecor Media, Inc., 7.750%,
   03/15/16, Callable 03/15/11 @ 103.875                      195           199
Quebecor World Capital Corp., 8.750%,
   03/15/16, Callable 03/15/11 @ 104.375 (d)                  140           134
Sinclair Broadcast Group, Inc., 8.750%,
   12/15/11, Callable 12/15/07 @ 102.917                      230           240
                                                                    -----------
                                                                          4,523
                                                                    -----------
MISCELLANEOUS MANUFACTURER (3.6%)
Bombardier, Inc., 8.000%, 11/15/14,
   Callable 11/15/10 @ 104 (d) (e)                          1,125         1,153
Clarke American Corp., 11.750%,
   12/15/13, Callable 12/15/09 @ 105.875                    1,860         1,991
Koppers, Inc., 9.875%, 10/15/13,
   Callable 10/15/08 @ 104.94                                 181           197
Nutro Products, Inc., 10.750%,
   04/15/14, Callable 04/15/09 @ 108.063 (d)                1,120         1,224
                                                                    -----------
                                                                          4,565
                                                                    -----------
OIL & GAS (0.4%)
Compton Petroleum Finance Corp.,
   7.625%, 12/01/13, Callable 12/01/09 @
   103.813                                                     50            48
OPTI Canada, Inc., 8.250%, 12/15/14,
   Callable @ 12/15/10 @ 104.13 (d)                           460           473
                                                                    -----------
                                                                            521
                                                                    -----------
PACKAGING & CONTAINERS (0.8%)
Graphic Packaging International,
   9.500%, 08/15/13, Callable 08/15/08 @
   104.75 (e)                                                 960         1,013
                                                                    -----------
PHARMACEUTICALS (1.2%)
Angiotech Pharmaceuticals, Inc.,
   9.103%, 12/01/13, Callable 06/01/08 @
   104 (b) (d)                                              1,470         1,488
                                                                    -----------
PIPELINES (1.7%)
Copano Energy LLC, 8.125%, 03/01/16,
   Callable 03/01/11 @ 104.0625                                50            52
Targa Resources, Inc., 8.500%,
   11/01/13, Callable 11/01/09 @ 104.25 (d)                 1,455         1,465
Williams Partners LP, 7.250%,
   02/01/17 (d)                                               625           638
                                                                    -----------
                                                                          2,155
                                                                    -----------
REAL ESTATE (0.0%)
American Real Estate Partners LP,
   7.125%, 02/15/13, Callable 02/15/09 @
   103.56                                                      10            10
                                                                    -----------
RETAIL (1.5%)
Blockbuster, Inc., 9.000%, 09/01/12,
   Callable 09/01/08 @ 104.5 (e) (g)                          900           871
Dave & Buster's, Inc., 11.250%,
   03/15/14, Callable 03/15/10 @ 105.625                      480           487
General Nutrition Center, 8.625%,
   01/15/11, Callable 01/15/08 @ 104.313                      485           510
                                                                    -----------
                                                                          1,868
                                                                    -----------

SEMICONDUCTORS (3.6%)
Amkor Technology, Inc., 9.250%,
   06/01/16, Callable 06/01/11 @ 104.625 (e)                  655           642
Avago Technologies Finance Ltd.,
   10.869%, 06/01/13, Callable 12/01/07 @
   102 (b) (d) (e)                                          1,235         1,292
Avago Technologies Finance Ltd.,
   11.875%, 12/01/15, Callable 12/01/10 @
   105.938 (d)                                                445           487
Freescale Semiconductor, Inc., 10.125%,
   12/15/16, Callable 12/15/11 @ 105.06 (d)                 1,710         1,713
NXP Funding LLC, 9.500%, 10/15/15,
   Callable 10/15/11 @ 104.75 (d)                             630           646
                                                                    -----------
                                                                          4,780
                                                                    -----------
TELECOMMUNICATIONS (3.1%)
Intelsat Corp., 9.000%, 06/15/16,
   Callable 06/15/11 @ 104.5 (d)                            1,180         1,249
Nordic Telephone Co. Holdings,
   8.875%, 05/01/16, Callable 05/01/11 @
   104.438 (d)                                                225           241
NTL Cable PLC, 9.125%, 08/15/16,
   Callable 08/15/11 @ 104.563                              1,700         1,795
Windstream Corp., 8.625%, 08/01/16,
   Callable 08/01/11 @104.31 (d)                              670           734
                                                                    -----------
                                                                          4,019
                                                                    -----------
TOTAL CORPORATE BONDS (COST $56,091)                                     57,685
                                                                    -----------
FOREIGN GOVERNMENT BONDS (17.4%)
ARGENTINA (0.1%)
Republic of Argentina, 8.280%,
   12/31/33                                                   133           145
                                                                    -----------
BRAZIL (1.1%)
Republic of Brazil, 7.875%, 03/07/15                          545           607
Republic of Brazil, 8.250%, 01/20/34                          705           855
                                                                    -----------
                                                                          1,462
                                                                    -----------
INDONESIA (0.1%)
Republic of Indonesia, 6.875%, 03/09/17 (d)                   110           117
                                                                    -----------
MEXICO (0.2%)
United Mexican States, Ser A, 7.500%,
   04/08/33                                                   165           195
                                                                    -----------
PANAMA (0.1%)
Republic of Panama, 7.125%, 01/29/26                          135           146
                                                                    -----------
PERU (0.1%)
Republic of Peru, 8.750%, 11/21/33                            105           138
                                                                    -----------
PHILIPPINES (0.3%)
Republic of Philippines, 8.875%,
   03/17/15                                                   245           290
Republic of Philippines, 9.500%,
   02/02/30                                                    75           100
                                                                    -----------
                                                                            390
                                                                    -----------
UNITED KINGDOM (15.4%)
United Kingdom, 2.250%, 07/08/08 (d)                       20,600        19,749
                                                                    -----------

TOTAL FOREIGN GOVERNMENT BONDS (COST $22,246)                            22,342
                                                                    -----------

U.S. GOVERNMENT AGENCY MORTGAGES (17.4%)
FANNIE MAE (17.4%)
5.500%, 04/01/34                                            9,880         9,763
6.000%, 06/01/36                                            8,423         8,480
6.500%, 09/01/36                                            3,987         4,062
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $22,353)                                                        22,305
                                                                    -----------
U.S. TREASURY OBLIGATIONS (13.3%)
U.S. TREASURY BONDS (12.4%)
4.500%, 02/15/36                                           16,855        16,028
                                                                    -----------
U.S. TREASURY NOTES (0.9%)
4.625%, 11/15/09                                              360           359
4.500%, 11/30/11                                              290           287
4.250%, 08/15/13                                               55            54
4.625%, 11/15/16                                              400           397
                                                                    -----------
                                                                          1,097
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $16,961)                           17,125
                                                                    -----------
PREFERRED STOCK (0.8%)
CHEMICALS (0.8%)
Huntsman Corp., 5.000%                                     26,150         1,088
                                                                    -----------
TOTAL PREFERRED STOCK (COST $1,059)                                       1,088
                                                                    -----------
SHORT-TERM INVESTMENTS (12.9%)
Brown Brothers Harriman & Co., Cayman Islands
   Cash Sweep 4.470%                                    4,829,239         4,829
CSFB Enhanced Liquidity Portfolio, 5.471% (f)          11,778,390        11,779
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $16,608)                              16,608
                                                                    -----------
TOTAL INVESTMENTS (COST $138,359) (a) - 109.2%                          140,186
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%                          (11,826)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   128,360
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $138,302 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $2,053
Unrealized Depreciation...........................     (169)
                                                     ------
Unrealized Appreciation (Depreciation)............   $1,884
                                                     ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $11,246.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

(h) This security has not settled as of December 31, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS FUNDS
TOTAL RETURN BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   -----------
ASSET BACKED SECURITIES (6.0%)
AUTOMOBILE ABS (0.2%)
Honda Auto Receivables Owner Trust,
   Ser 2006-1, Cl A3, 5.070%, 02/18/10               $      1,235   $     1,233
                                                                    -----------
CREDIT CARD ABS (2.8%)
American Express Credit Account Master
   Trust, Ser 2002-2, Cl A, 5.460%, 11/16/09 (b)            3,350         3,352
American Express Credit Account Master
   Trust, Ser 2005-3, Cl A, 5.350%, 01/18/11 (b)              410           409
Citibank Credit Card Issuance Trust, Ser
   2003-A9, Cl A, 5.455%, 11/22/10 (b)                      3,815         3,822
First USA Credit Card Master Trust, Ser
   1997-8, Cl A, 5.500%, 05/17/10 (b)                       4,050         4,055
MBNA Credit Card Master Note Trust,
   Ser 2005-A5, Cl A5, 5.350%, 12/15/10 (b)                 3,632         3,633
MBNA Credit Card Master Trust, Ser
   2002-A13, Cl A, 5.480%, 05/17/10 (b)                       413           414
                                                                    -----------
                                                                         15,685
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Nelnet Student Loan Trust, Ser 2005-1,
   Cl A3, 5.417%, 10/25/16 (b)                              4,062         4,065
SLM Student Loan Trust, Ser 2004-8,
   Cl A3, 5.467%, 07/27/15 (b)                              2,945         2,949
                                                                    -----------
                                                                          7,014
                                                                    -----------
HOME EQUITY ABS (1.8%)
Countywide Home Equity Loan Trust,
   Ser 2006-C, Cl 2A, 5.530%, 05/15/36 (b)                  2,764         2,765
Countywide Home Equity Loan Trust,
   Ser 2006-E, Cl 2A, 5.460%, 11/29/31 (b)                  3,702         3,704
Delta Funding Home Equity Loan Trust,
   Ser 1999-3, Cl A1F, 7.462%, 09/15/29                         6             6
First Franklin Mortgage Loan, Ser
   2006-FF12, Cl A2, 5.360%, 09/25/36 (b)                   3,693         3,693
New Century Home Equity Loan Trust,
   Ser 1999-NCB, Cl A7, 7.540%, 06/25/29                        6             6
Soundview Home Equity Loan Trust,
   Ser 2001-1, Cl A, 6.765%, 04/15/31 (b)                       6             6
                                                                    -----------

                                                                         10,180
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $34,121)                             34,112
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.5%)
Banc of America Commercial Mortgage,
   Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42                2,625         2,552
Banc of America Commercial Mortgage,
   Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46                2,130         2,174
Bear Stearns Commercial Mortgage
   Securities, Ser 2006-PW13, Cl A4, 5.540%, 09/11/41       1,725         1,750
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2005-CD1, Cl A4,
   5.400%, 07/15/44 (b)                                     1,910         1,906
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2006-CD2, Cl A4,
   5.545%, 01/15/46 (b)                                     1,250         1,257
GE Capital Commercial Mortgage
   Corp., Ser 2006-C1, Cl A4, 5.518%, 03/10/44 (b)          2,970         2,984
GMAC Commercial Mortgage
   Securities, Inc., Ser 2003-C2, Cl A1,
   4.576%, 05/10/40                                         2,712         2,668
GS Mortgage Securities Corp. II, Ser
   2006-GG6, Cl A2, 5.506%, 04/10/38 (b)                    2,455         2,478
GS Mortgage Securities Corp. II, Ser
   2006-GG8, Cl A4, 5.560%, 11/10/39 (b)                    1,500         1,524
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-CB15, Cl A4,
   5.814%, 06/12/43 (b)                                     2,415         2,498
JP Morgan Chase Commercial Mortgage
   Securities Corp., Ser 2006-LDP6, Cl A4,
   5.475%, 04/15/43 (b)                                     1,565         1,579
LB-UBS Commercial Mortgage Trust,
   Ser 2006-C1, Cl A4, 5.156%, 02/15/31                     2,050         2,025
Morgan Stanley Capital I, Ser
   2006-HQ10, Cl A4, 5.328%, 11/12/41 (b)                   3,425         3,419
Wachovia Bank Commercial Mortgage
   Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)         2,085         2,095
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $30,791)                                                        30,909
                                                                    -----------
CORPORATE BONDS (15.7%)
AEROSPACE/DEFENSE (0.4%)
L-3 Communications Corp., 6.125%,
   01/15/14, Callable 01/15/09 @103.06                        850           831
United Technologies Corp., 4.875%, 05/01/15                 1,590         1,533
                                                                    -----------
                                                                          2,364
                                                                    -----------
AIRLINES (0.1%)
Southwest Airlines Co., 5.125%, 03/01/17                      785           728
                                                                    -----------

BANKS (0.4%)
Bank of America Corp., 7.400%, 01/15/11                     2,090         2,251
                                                                    -----------
BREWERIES (0.4%)
Sabmiller PLC, 6.200%, 07/01/11 (c)                         1,975         2,021
                                                                    -----------
BUILDING MATERIALS (0.5%)
Lafarge SA, 6.150%, 07/15/11                                  970           993
Owens Corning, Inc., 6.500%, 12/01/16 (c)                   1,700         1,727
                                                                    -----------
                                                                          2,720
                                                                    -----------
CHEMICALS (0.4%)
Lyondell Chemical Co., 8.250%,
   09/15/16, Callable 09/15/11 @ 104.13                       825           866
Potash Corp. of Saskatchewan, Inc.,
   5.875%, 12/01/36                                         1,310         1,264
                                                                    -----------
                                                                          2,130
                                                                    -----------
COAL (0.2%)
Peabody Energy Corp., 7.375%, 11/01/16                      1,080         1,150
                                                                    -----------
COMMERCIAL SERVICES (0.2%)
Corrections Corp. of America, 7.500%,
   05/01/11, Callable 05/01/07 @ 103.75                       835           860
ERAC USA Finance Co., 5.600%, 05/01/15 (c)                    525           521
                                                                    -----------
                                                                          1,381
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (3.8%)
ABX Financing Co., 6.350%, 10/15/36 (c)                     1,675         1,667
Citigroup, Inc., 5.125%, 05/05/14                             500           493
Citigroup, Inc., 5.125%, 09/30/14                           1,605         1,559
Citigroup, Inc., 5.850%, 12/11/34                             755           766
Fund American Cos., Inc., 5.875%, 05/15/13                  2,090         2,078
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13           2,110         2,037
HSBC Holdings PLC, 7.625%, 05/17/32                           690           836
IDEARC, Inc., 8.000%, 11/15/16,
   Callable 11/15/11 @ 104 (c)                                715           726
International Lease Finance Corp., Ser
   Q, 5.250%, 01/10/13                                        775           767
International Lease Finance Corp., Ser
   R, 5.625%, 09/20/13                                        425           428
Janus Capital Group, Inc., 5.875%, 09/15/11                   735           740
John Deere Capital Corp., 3.900%, 01/15/08                    390           385
JPMorgan Chase & Co., 6.625%, 03/15/12                      2,035         2,147
Lazard Group LLC, 7.125%, 05/15/15                          2,215         2,293
Morgan Stanley, 5.300%, 03/01/13                            1,690         1,685
Western Union Co., 5.930%, 10/01/16 (c)                     2,355         2,331
                                                                    -----------
                                                                         20,938
                                                                    -----------
ELECTRIC (0.8%)
AES Corp. (The), 8.750%, 05/15/13,
   Callable 05/15/08 @ 104.375 (c)                            765           820

MidAmerican Energy Holdings Co.,
   6.125%, 04/01/36                                         1,300         1,310
NRG Energy, Inc., 7.375%, 02/01/16,
   Callable 02/01/11 @ 103.688                                830           834
Pacific Gas & Electric Co., 6.050%, 03/01                   1,500         1,513
Public Service Co. of Colorado, Ser 14,
   4.375%, 10/01/08                                           200           197
                                                                    -----------
                                                                          4,674
                                                                    -----------
ENTERTAINMENT (0.2%)
WMG Acquisition Corp., 7.375%,
   04/15/14, Callable 04/15/09 @ 103.688                      870           861
                                                                    -----------
ENVIRONMENT CONTROL (0.1%)
Allied Waste North America, Inc.,
   7.125%, 05/15/16, Callable 05/15/11 @ 103.56               835           827
                                                                    -----------
FOREST PRODUCTS & PAPER (0.1%)
Georgia-Pacific Corp., 8.125%, 05/15/11                       795           835
                                                                    -----------
INSURANCE (0.5%)
American International Group, Ser G,
   5.600%, 10/18/16                                         2,340         2,362
Metlife, Inc., 5.700%, 06/15/35                               430           420
                                                                    -----------
                                                                          2,782
                                                                    -----------
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
   6.500%, 01/15/12                                           710           746
                                                                    -----------
LODGING (0.3%)
Harrah's Operating Co., Inc., 5.750%, 10/01/17              1,245         1,043
Wynn Las Vegas LLC, 6.625%,
   12/01/14, Callable 12/01/09 @ 103.31                       845           840
                                                                    -----------
                                                                          1,883
                                                                    -----------
MEDIA (1.0%)
Cox Communications, Inc., 4.625%, 06/01/13                  1,140         1,074
Cox Communications, Inc., 5.450%, 12/15/14                    410           399
Dex Media West/Finance LLC, Ser B,
   9.875%, 08/15/13, Callable 08/15/08 @ 104.938              770           839
EchoStar DBS Corp., 7.125%, 02/01/16                          860           860
Mediacom Broadband LLC, 8.500%,
   10/15/15, Callable 10/15/10 @ 104.25 (c)                   850           861
News America Holdings, Inc., 6.200%, 12/15/34                 770           743
Rogers Cable, Inc., 6.250%, 06/15/13                          845           851
                                                                    -----------
                                                                          5,627
                                                                    -----------
MISCELLANEOUS MANUFACTURER (0.9%)
General Electric Co., 5.000%, 02/01/13                      3,495         3,456
Siemens Financierings NV, 6.125%, 08/17/26 (c)              1,745         1,783
                                                                    -----------
                                                                          5,239
                                                                    -----------

OIL & GAS (1.1%)
Anadarko Petroleum Corp., 5.950%, 09/15/16                  1,115         1,117
Chesapeake Energy Corp., 6.500%, 08/15/17                   1,175         1,149
Devon Financing Corp. ULC, 7.875%, 09/30/31                 1,530         1,841
Enterprise Products Operating LP, Ser
   B, 5.750%, 03/01/35                                      1,340         1,230
Weatherford International, Inc., 6.500%,
   08/01/36                                                   620           622
                                                                    -----------
                                                                          5,959
                                                                    -----------
PHARMACEUTICALS (0.3%)
Merck & Co., Inc., 5.125%, 11/15/11                           935           932
Teva Pharmaceutical Finance LLC,
   6.150%, 02/01/36                                           675           656
                                                                    -----------
                                                                          1,588
                                                                    -----------
PIPELINES (0.6%)
Centerpoint Energy Resources Corp., Ser
   B, 7.875%, 04/01/13                                      1,225         1,360
Kinder Morgan Finance Co. ULC,
   6.400%, 01/05/36                                         1,290         1,150
Williams Cos., Inc., 7.125%, 09/01/11                         810           842
                                                                    -----------
                                                                          3,352
                                                                    -----------
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                     445           448
                                                                    -----------
RETAIL (0.5%)
Woolworths Ltd., 5.550%, 11/15/15 (c)                       2,940         2,912
                                                                    -----------
SEMICONDUCTORS (0.5%)
Advanced Micro Devices, Inc., 7.750%,
   11/01/12, Callable 11/01/08 @ 103.88                       840           872
Freescale Semiconductor, Inc., 8.875%,
   12/15/14, Callable 12/15/10 @104.44 (c)                  1,250         1,245
Freescale Semiconductor, Inc., 10.125%,
   12/15/16, Callable 12/15/11 @ 105.06 (c)                   620           621
                                                                    -----------
                                                                          2,738
                                                                    -----------
TELECOMMUNICATIONS (2.2%)
AT&T, Inc., 5.100%, 09/15/14                                1,665         1,617
Cisco Systems, Inc., 5.500%, 02/22/16                       1,910         1,911
Citizens Communications Co., 9.250%, 05/15/11                 745           824
Comcast Corp., 6.450%, 03/15/37                               825           825
Intelsat Corp., 9.000%, 06/15/16,
   Callable 06/15/11 @ 104.50 (c)                             790           836
NTL Cable PLC, 8.750%, 04/15/14,
   Callable 04/15/09 @ 104.375                                810           847
Qwest Corp., 8.875%, 03/15/12                                 765           852
Verizon Communications, Inc., 5.550%, 02/15/16              1,440         1,435
Vodafone Group PLC, 5.500%, 06/15/11                        2,480         2,487

Windstream Corp., 8.625%, 08/01/16,
   Callable 08/01/11 @104.31 (c)                              775           849
                                                                    -----------
                                                                         12,483
                                                                    -----------
TOTAL CORPORATE BONDS (COST $88,730)                                     88,637
                                                                    -----------
FOREIGN GOVERNMENT BONDS (1.3%)
ARGENTINA (0.1%)
Republic of Argentina, 8.280%, 12/31/33                       362           393
                                                                    -----------
BRAZIL (0.7%)
Republic of Brazil, 7.875%, 03/07/15                        1,530         1,704
Republic of Brazil, 8.250%, 01/20/34                        1,955         2,370
                                                                    -----------
                                                                          4,074
                                                                    -----------
INDONESIA (0.0%)
Republic of Indonesia, 8.500%, 10/12/35 (c)                   165           205
                                                                    -----------
MEXICO (0.1%)
United Mexican States, Ser A, 7.500%, 04/08/33                455           537
                                                                    -----------
PANAMA (0.1%)
Republic of Panama, 7.125%, 01/29/26                          370           400
                                                                    -----------
PERU (0.1%)
Republic of Peru, 8.750%, 11/21/33                            300           395
                                                                    -----------
PHILIPPINES (0.2%)
Republic of Philippines, 8.875%, 03/17/15                     680           804
Republic of Philippines, 9.500%, 02/02/30                     210           280
                                                                    -----------
                                                                          1,084
                                                                    -----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $7,007)                              7,088
                                                                    -----------
U.S. GOVERNMENT AGENCIES (6.1%)
FANNIE MAE  (4.9%)
5.000%, 10/15/11                                           15,500        15,535
5.250%, 09/15/16                                           11,845        12,059
                                                                    -----------
                                                                         27,594
                                                                    -----------
FREDDIE MAC (1.2%)
6.750%, 03/15/31                                            5,535         6,701
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $34,269)                            34,295
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGES (53.3%)
FANNIE MAE (25.9%)
5.500%, 07/01/16                                              123           123
5.500%, 11/01/18                                              304           304
5.000%, 12/01/18                                            8,554         8,436
5.000%, 01/01/19                                           10,413        10,259
5.500%, 07/01/19                                               80            80
5.500%, 08/01/19                                              630           629
5.500%, 09/01/19                                            3,236         3,241
5.500%, 09/01/19                                              207           207
5.000%, 10/01/19                                              552           543
5.000%, 10/01/19                                              643           633
5.500%, 12/01/19                                              158           158
5.000%, 07/01/20                                            7,018         6,898
5.500%, 04/01/21                                            1,408         1,407

5.500%, 07/01/21                                            1,589         1,589
6.500%, 06/01/32                                               67            69
6.500%, 07/01/32                                              345           353
5.500%, 01/01/33                                           15,049        14,871
6.500%, 03/01/33                                              201           205
5.500%, 06/01/33                                            2,318         2,290
5.500%, 07/01/33                                              409           405
5.500%, 10/01/33                                            4,537         4,483
6.500%, 10/01/33                                               93            95
6.500%, 10/01/33                                               88            90
5.000%, 11/01/33                                            5,587         5,393
5.000%, 11/01/33                                            3,730         3,601
6.000%, 11/01/33                                              144           145
6.500%, 11/01/33                                              103           105
6.500%, 11/01/33                                              687           700
5.500%, 01/01/34                                              579           572
5.000%, 03/01/34                                            2,783         2,687
5.000%, 03/01/34                                            3,572         3,448
5.000%, 04/01/34                                            7,343         7,089
6.500%, 07/01/34                                              871           889
6.500%, 07/01/34                                              109           111
5.000%, 09/01/35                                              576           556
6.000%, 10/01/35                                            3,633         3,657
6.000%, 12/01/35                                              727           732
5.131%, 01/01/36 (b)                                        7,699         7,684
6.000%, 01/01/36                                            4,791         4,824
5.416%, 04/01/36 (b)                                        3,759         3,764
5.500%, 04/01/36                                           16,264        16,073
5.362%, 05/01/36 (b)                                        3,633         3,648
5.370%, 05/01/36 (b)                                        5,037         5,059
6.500%, 09/01/36                                           18,247        18,592
                                                                    -----------
                                                                        146,697
                                                                    -----------
FREDDIE MAC (24.8%)
5.000%, 11/01/18                                               58            57
5.500%, 12/01/18                                              108           109
5.000%, 01/01/19                                              674           663
6.500%, 07/01/32                                              140           143
6.000%, 12/01/32                                              801           808
6.000%, 04/01/33                                            1,284         1,293
6.000%, 10/01/33                                               27            28
6.000%, 11/01/33                                              678           684
6.000%, 11/01/33                                              504           507
6.000%, 12/01/33                                              246           248
6.500%, 05/01/34                                            1,971         2,009
5.000%, 07/01/34                                              100            96
6.000%, 07/01/34                                              966           974
6.000%, 10/01/34                                              229           231
5.000%, 04/01/35                                            6,657         6,426
5.500%, 04/01/35                                            4,540         4,490
6.000%, 04/01/35                                            4,126         4,157
6.000%, 08/01/36                                           14,053        14,157
6.000%, 08/01/36                                            9,037         9,104
6.500%, 08/01/36                                           13,029        13,271
6.500%, 08/01/36                                           14,319        14,584
5.500%, 09/01/36                                           24,462        24,190
6.000%, 11/01/36                                           10,489        10,560
5.000%, 01/01/37 (d)                                       18,013        17,377
5.500%, 01/01/37 (d)                                       14,167        14,008
                                                                    -----------
                                                                        140,174
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.6%)
6.000%, 07/20/36                                            5,018         5,076

6.000%, 08/20/36                                            9,564         9,674
                                                                    -----------
                                                                         14,750
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $302,682)                                                      301,621
                                                                    -----------
U.S. TREASURY OBLIGATIONS (15.5%)
U.S. TREASURY BONDS  (2.4%)
4.500%, 02/15/36                                           14,265        13,565
                                                                    -----------
U.S. TREASURY NOTES (13.1%)
3.125%, 01/31/07                                            2,550         2,546
3.375%, 12/15/08                                           10,190         9,921
3.500%, 08/15/09                                           19,855        19,254
4.625%, 11/15/09                                              960           957
4.875%, 04/30/11                                            1,685         1,696
4.625%, 10/31/11                                           14,470        14,417
4.500%, 11/30/11                                           12,515        12,404
4.250%, 08/15/13                                              135           132
4.000%, 02/15/15                                           12,434        11,845
4.625%, 11/15/16                                            1,095         1,088
                                                                    -----------
                                                                         74,260
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $88,265)                           87,825
                                                                    -----------
MONEY MARKET (1.2%)
STI Classic Institutional Cash
   Management Money Market Fund, 5.160% (e)             6,815,868         6,816
                                                                    -----------
TOTAL MONEY MARKET (COST $6,816)                                          6,816
                                                                    -----------
TOTAL INVESTMENTS (COST $592,681) (a) - 104.6%                          591,303
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%                          (25,990)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   565,313
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $592,940 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation...........................   $ 1,516
Unrealized Depreciation...........................    (3,153)
                                                     -------
Unrealized Appreciation (Depreciation)............   $(1,637)
                                                     =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  This security was purchased on a when-issued basis.

(e)  Affiliate Investment.

Cl - Class

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

CREDIT DEFAULT SWAP AGREEMENTS

                                                                                             UNREALIZED
                                                           NOTIONAL   FIXED   EXPIRATION    APPRECIATION
UNDERLYING INSTRUMENT                                       AMOUNT     RATE      DATE      (DEPRECIATION)
---------------------                                     ---------   -----   ----------   --------------
Dow Jones CDX Indices; Series 7 (Citibank N.A.)            $560,000   0.40%    12/20/11         ($18)
Argentina Government International Bond (Citibank N.A.)     115,000   2.11%    11/20/11           (1)
Bolivarian Republic of Venezuela (Citibank N.A.)           (115,000)  1.48%    11/20/11           (1)
Brunswick Corp. (Merrill Lynch)                            (560,000)  0.67%    12/20/11           (4)
Campbell Soup Co. (Citibank N.A.)                          (560,000)  0.15%    12/20/11           (1)
H.J. Heinz Co. (Citibank N.A.)                             (560,000)  0.36%    12/20/11           --
IStar Financial, Inc. (Citibank N.A.)                      (560,000)  0.45%    12/20/11           (1)
Lennar Corp. (Citibank N.A.)                               (560,000)  0.71%    12/20/11           (5)
Nordstrom, Inc. (Citibank N.A.)                            (560,000)  0.24%    12/20/11           (1)
Nucor Corp. (Citibank N.A.)                                (560,000)  0.18%    12/20/11           --
Quest Diagnostics, Inc. (Merrill Lynch)                    (560,000)  0.42%    12/20/11            1
Sprint Nextel Corp. (Citibank N.A.)                        (560,000)  0.60%    12/20/11           (3)
Weyerhaueser Co. (Citibank N.A.)                           (560,000)  0.59%    12/20/11           (3)
                                                                                                ----
                                                                                                ($37)
                                                                                                ====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
U.S. GOVERNMENT SECURITIES FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT AGENCY (4.9%)
FREDDIE MAC (4.9%)
6.750%, 03/15/31 (c)                                 $     22,000   $    26,635
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY (COST $26,761)                              26,635
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGES (66.5%)
FANNIE MAE (33.0%)
6.000%, 07/01/16                                              724           734
6.000%, 07/01/16                                            1,366         1,387
5.500%, 09/01/17                                            1,697         1,701
5.500%, 01/01/18                                            6,285         6,300
5.500%, 04/01/18                                              834           835
6.290%, 08/01/18                                            1,123         1,149
5.500%, 11/01/18                                            6,266         6,278
7.000%, 06/01/32                                              485           498
6.000%, 03/01/33                                            1,361         1,373
4.086%, 08/01/33 (b)                                        6,744         6,707
6.000%, 10/01/33                                            2,460         2,481
6.000%, 04/01/34                                            5,915         5,959
4.741%, 05/01/34 (b)                                        6,751         6,615
5.500%, 09/01/34                                            5,673         5,612
5.000%, 10/01/34                                            6,859         6,630
5.500%, 02/01/35                                           10,774        10,651
6.000%, 03/01/35                                            2,292         2,308
5.225%, 07/01/35 (b)                                       15,546        15,352
5.000%, 08/01/35                                            9,257         8,940
5.164%, 01/01/36 (b)                                       10,673        10,666
6.000%, 01/01/36                                           14,644        14,743
4.482%, 02/01/36 (b)                                       18,452        18,301
5.106%, 02/01/36 (b)                                       18,418        18,355
5.224%, 02/01/36 (b)                                        4,861         4,871
6.000%, 02/01/36                                            5,968         6,009
6.500%, 05/01/36                                           12,922        13,166
                                                                    -----------
                                                                        177,621
                                                                    -----------
FREDDIE MAC (33.5%)
4.875%, 11/15/13                                           27,500        27,332
5.500%, 04/01/17                                            2,010         2,015
5.000%, 04/01/19                                           15,426        15,190
5.302%, 03/01/33 (b)                                        6,186         6,144
5.000%, 05/01/34                                           10,960        10,587
5.000%, 08/01/35                                           38,279        36,948
5.000%, 09/01/35                                           15,033        14,531
5.000%, 11/01/35                                           14,140        13,658
6.500%, 06/01/36                                           16,112        16,411
5.500%, 07/01/36                                           24,502        24,229
6.500%, 09/01/36                                           12,781        13,018
                                                                    -----------
                                                                        180,063
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $356,959)                                                      357,684
                                                                    -----------

U.S. TREASURY OBLIGATIONS (24.9%)
U.S. TREASURY BONDS (1.6%)
4.500%, 02/15/36 (c)                                        8,900         8,463
                                                                    -----------
U.S. TREASURY NOTES (23.3%)
3.625%, 07/15/09 (c)                                       11,350        11,051
5.000%, 02/15/11 (c)                                       18,000        18,225
4.750%, 03/31/11 (c)                                       38,000        38,064
4.875%, 04/30/11 (c)                                       16,000        16,104
4.250%, 08/15/13 (c)                                       18,450        17,987
4.250%, 11/15/14 (c)                                        5,000         4,850
4.000%, 02/15/15 (c)                                       20,390        19,424
                                                                    -----------
                                                                        125,705
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $132,822)                         134,168
                                                                    -----------
SHORT-TERM INVESTMENT (29.0%)
CSFB Enhanced Liquidity Portfolio, 5.471% (d)         155,867,925       155,868
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $155,868)                             155,868
                                                                    -----------
MONEY MARKET (4.1%)
STI Classic Institutional U.S. Government
   Securities Money Market Fund, I shares, 5.050%
   (e)                                                 22,049,929        22,050
                                                                    -----------
TOTAL MONEY MARKET (COST $22,050)                                        22,050
                                                                    -----------
TOTAL INVESTMENTS (COST $694,460) (a) - 129.4%                          696,405
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.4)%                        (158,152)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   538,253
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $694,960, (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $ 3,328
Unrealized Depreciation ..........................    (1,883)
                                                     -------
Unrealized Appreciation (Depreciation) ...........   $ 1,445
                                                     =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $150,296.

(d) This security was purchased with cash collateral held from securities lending.

(e)  Affiliate investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (3.2%)
DIVERSIFIED FINANCIAL SERVICES (3.2%)
KeyCorp Student Loan Trust, Ser
   2004-A, Cl 1A1, 5.416%, 04/27/17 (b)              $        220   $       220
Nelnet Student Loan Trust, Ser 2005-4,
   Cl A1, 5.387%, 12/22/18 (b)                                450           452
SLM Student Loan Trust, Ser 2005-10,
   Cl A2, 5.495%, 04/25/15 (b)                                425           425
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $1,096)                               1,097
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATION (1.1%)
Fannie Mae, Ser 2005-51, Cl KC, 4.500%, 01/25/25              393           388
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
   (COST $387)                                                              388
                                                                    -----------
MASTER NOTE (2.2%)
BANKS (2.2%)
Bank of America Corp., 5.383% (b) (f)                         750           750
                                                                    -----------
TOTAL MASTER NOTE (COST $750)                                               750
                                                                    -----------
U.S. GOVERNMENT AGENCIES (16.2%)
FANNIE MAE (6.6%)
5.252%, 01/03/07 (c)                                          500           500
5.150%, 09/21/07, Callable 03/21/07 @ 100 (d)                 750           749
5.000%, 11/23/07, Callable 02/23/07 @ 100                     325           324
4.000%, 01/26/09, Callable 01/26/07 @ 100                     400           392
5.200%, 11/20/09, Callable 05/20/08 @ 100                     275           275
                                                                    -----------
                                                                          2,240
                                                                    -----------
FEDERAL FARM CREDIT BANK (3.0%)
5.104%, 05/01/07 (b)                                        1,000         1,000
                                                                    -----------
FEDERAL HOME LOAN BANK (5.1%)
5.287%, 01/17/07 (c)                                        1,340         1,336
5.000%, 10/16/09, Callable 10/16/08 @ 100                     300           299
5.125%, 09/29/10                                               85            85
                                                                    -----------
                                                                          1,720
                                                                    -----------
FREDDIE MAC (1.5%)
5.500%, 04/24/09, Callable 04/24/07 @ 100                     500           500
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $5,462)                              5,460
                                                                    -----------

U.S. GOVERNMENT AGENCY MORTGAGES (63.6%)
FANNIE MAE (39.4%)
7.510%, 04/01/07                                              694           693
7.030%, 08/01/07                                               79            80
5.969%, 06/01/09                                              195           197
3.500%, 06/25/10                                               65            65
4.500%, 12/25/12                                              226           224
3.000%, 06/25/19                                              292           291
4.945%, 05/01/32 (b)                                          331           334
3.250%, 11/25/32                                              124           122
4.754%, 01/01/33 (b)                                        1,390         1,387
3.670%, 08/01/33 (b)                                          747           730
7.015%, 09/01/33 (b)                                          263           267
6.918%, 10/01/33 (b)                                          362           367
3.366%, 01/01/34 (b)                                          284           284
3.702%, 01/01/34 (b)                                          893           904
4.331%, 03/01/34 (b)                                          697           688
4.142%, 04/01/34 (b)                                        1,653         1,668
3.634%, 07/01/34 (b)                                        2,498         2,511
4.652%, 12/01/34 (b)                                          493           488
4.191%, 04/01/35 (b)                                          971           971
4.268%, 06/01/35 (b)                                          161           160
4.808%, 06/01/35 (b)                                          845           837
                                                                    -----------
                                                                         13,268
                                                                    -----------
FREDDIE MAC (22.0%)
4.000%, 03/15/10                                               30            30
3.500%, 05/15/11                                               52            51
4.000%, 11/15/11                                              297           294
3.750%, 12/15/11                                              256           249
5.000%, 02/15/14                                              210           209
4.000%, 05/15/15                                              725           704
5.000%, 05/15/15                                              106           105
5.000%, 09/15/15                                              177           176
5.500%, 12/15/15                                               62            62
3.500%, 05/15/19                                              207           205
5.000%, 12/15/20                                              301           300
3.000%, 04/15/21                                              263           262
3.000%, 04/15/21                                              263           262
4.000%, 04/15/21                                               36            36
3.500%, 01/15/23                                              198           196
3.660%, 08/01/33 (b)                                          599           590
4.957%, 10/01/33 (b)                                          905           915
4.288%, 03/01/34 (b)                                          534           526
4.958%, 04/01/34 (b)                                          114           114
3.650%, 05/01/34 (b)                                        1,324         1,325
6.363%, 09/01/36 (b)                                          819           831
                                                                    -----------
                                                                          7,442
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.2%)
5.996%, 02/16/24 (b)                                          117           119
3.772%, 05/16/25                                              640           618
                                                                    -----------
                                                                            737
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $21,453)                                                        21,447
                                                                    -----------
U.S. TREASURY OBLIGATIONS (8.9%)
U.S. TREASURY NOTES (8.9%)
2.750%, 08/15/07                                              860           848
2.625%, 05/15/08                                              785           762
4.500%, 02/15/09                                              775           770
4.875%, 05/15/09                                              305           306
4.875%, 08/15/09                                              305           306
                                                                    -----------

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,993)                             2,992
                                                                    -----------
SHORT-TERM INVESTMENT (2.3%)
CSFB Enhanced Liquidity Portfolio, 5.471% (e)             774,375           774
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $774)                                     774
                                                                    -----------
MONEY MARKET FUND (4.3%)
Federated Government Obligations Money Market
   Fund, 5.150%                                         1,462,635         1,463
                                                                    -----------
TOTAL MONEY MARKET FUND (COST $1,463)                                     1,463
                                                                    -----------
TOTAL INVESTMENTS (COST $34,378) (a) - 101.8%                            34,371
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                             (615)
                                                                    -----------
NET ASSETS - 100.0%                                                 $    33,756
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $34,289 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $ 196
Unrealized  Depreciation .........................    (114)
                                                     -----
Unrealized Appreciation (Depreciation) ...........   $  82
                                                     =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $749.

(e) This security was purchased with cash collateral held from securities lending.

(f)  Perpetual maturity.

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
ULTRA-SHORT BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (11.5%)
AUTOMOBILE ABS (2.0%)
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl
   A3, 4.850%, 10/19/09                              $      1,025   $     1,021
Household Automotive Trust, Ser 2006-3, Cl A3,
   5.280%, 09/19/11 (b)                                       475           476
Nissan Auto Receivables Owner Trust, Ser 2003-B,
   Cl A4, 2.050%, 03/16/09                                    262           260
USAA Auto Owner Trust, Ser 2004-1, Cl A3, 2.060%,
   04/15/08                                                    20            20
                                                                    -----------
                                                                          1,777
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Morgan Stanley Capital I, Ser 2006-NC2, Cl A2A,
   5.420%, 02/25/36 (b)                                     1,047         1,047
                                                                    -----------
HOME EQUITY ABS (8.3%)
Centex Home Equity, Ser 2005-D, Cl AV1, 5.460%,
   10/25/35 (b)                                               214           214
Countrywide Home Equity Loan Trust, Ser 2005-A, Cl
   A2, 5.590%, 02/15/30 (b)                                   599           600
Household Home Equity Loan Trust, Ser 2005-C, Cl
   A, 5.610%, 01/20/34 (b)                                  1,234         1,238
JP Morgan Mortgage Acquisition Corp., Ser
   2006-WMC1, Cl A2, 5.420%, 03/25/36 (b)                   1,009         1,008
Master Asset Backed Securities Trust, Ser
   2005-AB1, Cl A1A, 5.500%, 10/25/32 (b)                     548           548
Renaissance Home Equity Loan Trust, Ser 2006-1, Cl
   AF1, 5.829%, 05/25/36 (b)                                  728           726
Residential Asset Mortgage Products, Inc., Ser
   2006-NC1, Cl A1, 5.430%, 01/25/36 (b)                      735           735
Residential Asset Securities Corp.,
   Ser 2005-KS8, Cl A1, 5.460%, 08/25/35 (b)                  408           408
Residential Funding Mortgage Securities, Ser
   2006-HSA1, Cl A1, 5.460%, 11/25/35 (b)                   1,207         1,207
Soundview Home Equity Loan Trust, Ser 2006-0PT2,
   Cl A1, 5.420%, 05/25/36 (b)                                697           697
                                                                    -----------
                                                                          7,381
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $10,204)                             10,205
                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (22.1%)
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl
   7A21, 5.600%, 10/25/35 (b)                                 575           575
Banc of America Commercial Mortgage, Inc., Ser
   2004-2, Cl A2, 3.520%, 11/10/38                            900           868
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl
   23A1, 5.976%, 03/25/36 (b)                                 873           880
Bear Stearns Commercial Mortgage Securities, Ser
   2005-T20, Cl A1, 4.940%, 10/12/42                        1,000           992
Countywide Home Loans, Ser 2002-39, Cl A16,
   5.000%, 02/25/33                                           431           429
CS First Boston Mortgage Securities Corp., Ser
   2004-C3, Cl A3, 4.302%, 07/15/36                         1,010           986
Deutche Mortgage Securities, Inc., Ser 2004-5, Cl
   A2, 4.980%, 07/25/34                                       475           470
Fannie Mae, Ser 2005-51, Cl KC, 4.500%, 01/25/25              787           776
First Horizon Alternative Mortgage Securities, Ser
   2005-AA3, Cl 2A1, 5.185%, 05/25/35 (b)                     756           763
First Horizon Alternative Mortgage Securities, Ser
   2005-AA7, Cl 2A1, 5.425%, 09/25/35 (b)                     633           631
Greenwich Capital Commercial Funding Corp., Ser
   2004-GG1, Cl A3, 4.344%, 06/10/36                        1,250         1,228
Indymac Loan Trust, Ser 2006-L1, Cl A1, 5.395%,
   04/25/11 (b)                                             1,225         1,225
J.P. Morgan Chase Commercial Mortgage Securities,
   Ser 2005-LDP1, Cl A1, 4.116%, 03/15/46                     868           854
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1,
   5.124%, 03/12/44                                         1,156         1,152
Opteum Mortgage Acceptance Corp., Ser 2005-4, Cl
   1A1A, 5.520%, 11/25/35 (b)                               1,077         1,078
Terra LNR Ltd., Ser 2006-1A, Cl A1, 5.480%,
   06/15/17 (b) (e)                                         1,379         1,380
Wachovia Bank Commercial Mortgage Trust, Ser
   2005-C16, Cl A2, 4.380%, 10/15/41                        1,000           976
Washington Mutual, Ser 2005-AR4, Cl A1, 3.624%,
   04/25/35 (b)                                               284           284
Wells Fargo Mortgage Backed Securities Trust, Ser
   2004-S, Cl A5, 3.539%, 09/25/34 (b)                        750           726
Wells Fargo Mortgage Backed Securities Trust, Ser
   2006-AR8, Cl 2A4, 5.240%, 04/25/36 (b)                   2,109         2,093
Wells Fargo Mortgage Backed Securities Trust, Ser
   2006-AR8, Cl 3A1, 5.238%, 04/25/36 (b)                   1,207         1,198
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $19,521)                                                        19,564
                                                                    -----------
COMMERCIAL PAPERS (1.7%)

DIVERSIFIED FINANCIAL SERVICES (1.7%)
UBS Finance Delaware LLC, 5.491%, 01/04/07 (f)              1,500         1,498
                                                                    -----------
TOTAL COMMERCIAL PAPERS (COST $1,499)                                     1,498
                                                                    -----------
CORPORATE BONDS (13.1%)
CHEMICALS (0.3%)
Equistar Chemical Funding Corp., 10.125%, 09/01/08            280           298
                                                                    -----------
COMMERCIAL SERVICES (0.7%)
ERAC USA Finance Co., 7.350%, 06/15/08 (e)                    375           384
Fedex Corp., 2.650%, 04/01/07                                 200           199
                                                                    -----------
                                                                            583
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (5.9%)
Capital One Financial Corp., 8.750%, 02/01/07                 825           827
CIT Group, Inc., 4.000%, 05/08/08                             525           516
CIT Group, Inc., 5.500%, 06/08/09 (b)                       1,000         1,001
Goldman Sachs Group, Inc. (The), 5.455%, 12/22/08
   (b)                                                      1,000         1,001
HSBC Finance Corp., 4.125%, 03/11/08                          500           493
International Lease Finance Corp., Ser Q, 4.625%,
   06/02/08                                                   500           494
Lehman Brothers Holdings, Inc., 5.464%, 10/22/08
   (b)                                                        850           851
                                                                    -----------
                                                                          5,183
                                                                    -----------
ENERGY (0.6%)
Calenergy Co., Inc., 7.63%, 10/15/07, 7.630%,
   10/15/07                                                   270           275
MidAmerican Energy Holdings Co., 3.500%, 05/15/08             222           216
                                                                    -----------
                                                                            491
                                                                    -----------
FOOD (0.6%)
Kroger Co. (The), 7.650%, 04/15/07                            550           553
                                                                    -----------
INSURANCE (1.1%)
Lincoln National Corp., 5.480%, 04/06/09 (b)                1,000         1,001
                                                                    -----------
MEDIA (1.1%)
Comcast Cable Communications, Inc., 8.375%,
   05/01/07                                                   500           505
Time Warner, Inc., 6.150%, 05/01/07                           500           501
                                                                    -----------
                                                                          1,006
                                                                    -----------
OIL & GAS (0.6%)
Anadarko Petroleum Corp., 3.250%, 05/01/08                    375           363
Enterprise Products Partners LP, Ser B, 4.625%,
   10/15/09                                                   195           191
                                                                    -----------
                                                                            554
                                                                    -----------
TELECOMMUNICATIONS (2.2%)
BellSouth Telecommunications, Inc., 5.875%,
   01/15/09                                                   375           378
Verizon Global Funding Corp., 6.125%, 06/15/07                575           576
Vodafone Group PLC, 5.457%, 12/28/07 (b)                    1,000         1,001
                                                                    -----------

                                                                          1,955
                                                                    -----------
TOTAL CORPORATE BONDS (COST $11,640)                                     11,624
                                                                    -----------
MASTER NOTE (2.1%)
BANKS (2.1%)
Bank of America Corp., 5.383% (b) (g)                       1,850         1,850
                                                                    -----------
TOTAL MASTER NOTE (COST $1,850)                                           1,850
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGES (41.7%)
FANNIE MAE (21.2%)
7.510%, 04/01/07                                            1,240         1,237
6.826%, 11/01/07                                              551           552
5.969%, 06/01/09                                              733           739
6.595%, 07/01/09                                            1,398         1,430
3.500%, 06/25/10                                              196           195
6.250%, 08/25/30                                              682           683
4.945%, 05/01/32 (b)                                          291           294
4.754%, 01/01/33 (b)                                        1,873         1,870
3.670%, 08/01/33 (b)                                          692           677
7.015%, 09/01/33 (b)                                          604           613
6.918%, 10/01/33 (b)                                          846           857
3.366%, 01/01/34 (b)                                          630           631
3.702%, 01/01/34 (b)                                        3,560         3,606
4.331%, 03/01/34 (b)                                          786           775
4.142%, 04/01/34 (b)                                        4,041         4,079
4.268%, 06/01/35 (b)                                          500           495
                                                                    -----------
                                                                         18,733
                                                                    -----------
FREDDIE MAC (18.6%)
4.000%, 03/15/10                                               89            89
3.500%, 05/15/11                                              155           154
4.000%, 11/15/11                                              580           573
3.750%, 12/15/11                                              602           586
5.000%, 02/15/14                                              478           476
4.000%, 05/15/15                                            1,275         1,238
5.000%, 05/15/15                                              424           424
5.000%, 09/15/15                                              532           529
5.500%, 12/15/15                                               28            28
5.000%, 12/15/17                                              398           396
3.500%, 05/15/19                                              246           244
5.000%, 12/15/20                                              518           516
3.000%, 04/15/21                                              527           525
3.000%, 04/15/21                                              613           610
4.000%, 04/15/21                                              124           123
3.660%, 08/01/33 (b)                                          599           590
4.957%, 10/01/33 (b)                                        3,724         3,763
4.288%, 03/01/34 (b)                                          966           951
4.958%, 04/01/34 (b)                                          233           234
3.650%, 05/01/34 (b)                                        3,972         3,970
6.363%, 09/01/36 (b)                                          482           489
                                                                    -----------
                                                                         16,508
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.9%)
5.996%, 02/16/24 (b)                                          470           477
3.772%, 05/16/25                                            1,232         1,190
                                                                    -----------
                                                                          1,667
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
   (COST $36,822)                                                        36,908
                                                                    -----------
U.S. TREASURY OBLIGATIONS (4.2%)

U.S. TREASURY NOTES (4.2%)
2.625%, 05/15/08                                              800           776
4.375%, 11/15/08                                              375           372
4.500%, 02/15/09 (c)                                        1,000           994
4.875%, 08/15/09 (c)                                        1,575         1,580
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,731)                             3,722
                                                                    -----------
SHORT-TERM INVESTMENT (2.0%)
CSFB Enhanced Liquidity Portfolio, 5.471% (d)           1,769,588         1,770
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $1,770)                                 1,770
                                                                    -----------
MONEY MARKET (3.2%)
STI Classic Institutional Cash
Management Money Market Fund, 5.160% (h)                2,792,206         2,792
                                                                    -----------
TOTAL MONEY MARKET (COST $2,792)                                          2,792
                                                                    -----------
TOTAL INVESTMENTS (COST $89,829) (a) - 101.6%                            89,933
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                           (1,414)
                                                                    -----------
NET ASSETS - 100.0%                                                 $    88,519
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $89,730 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $ 455
Unrealized Depreciation ..........................    (252)
                                                     -----
Unrealized Appreciation (Depreciation) ...........   $ 203
                                                     =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 in thousands was $1,704.

(d) This security was purchased with cash collateral held from securities lending.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)  Rate represents the effective yield at purchase.

(g)  Perpetual maturity.

(h)  Affiliate Investment.

Cl - Class

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (98.5%)
DISTRICT OF COLUMBIA (1.4%)
Metropolitan Washington DC Airports Authority,
   Airport System, Ser A, RB, AMT, 5.500%,
   10/01/27, Callable 10/01/11 @ 101, MBIA           $      1,000   $     1,072
Metropolitan Washington DC Airports Authority,
   Airport System, Ser C, RB, Callable 10/01/16 @
   100, 5.000%, 10/01/23                                    1,965         2,104
                                                                    -----------
                                                                          3,176
                                                                    -----------
VIRGINIA (95.7%)
Albemarle County Industrial Development Authority,
   Residential Care Facilities, Ser A, RB, 5.000%,
   01/01/07                                                    55            55
Amherst County Service Authority, RB, 6.000%,
   12/15/20, Callable 12/15/10 @ 102                          500           540
Amherst County Service Authority, RB, 6.000%,
   12/15/30, Callable 12/15/10 @ 102                        1,750         1,882
Arlington County Industrial Development Authority,
   Hospital Facilities, RB, 5.500%, 07/01/11                2,000         2,128
Arlington County Industrial Development Authority,
   Hospital Facilities, RB, 5.500%, 07/01/17,
   Prerefunded 07/01/11 @ 101                               2,225         2,408
Arlington County Industrial Development Authority,
   Resource Recovery, Ser B, RB, AMT, 5.375%,
   01/01/11, Callable 07/01/08 @ 101                        2,785         2,863
Bedford County Economic Development Authority,
   Public Facilities Lease, RB, 5.250%, 05/01/24,
   Callable 01/01/16 @ 100, MBIA                            2,890         3,165
Bristol Utility System, RB, 5.250%, 07/15/23,
   Callable 07/15/13 @ 100, MBIA                            1,000         1,077
Charlottesville Industrial Development Authority,
   Educational Facilities, University of Virginia
   Foundation Project, Ser A, RB, 3.890%,
   12/01/37, LOC: Wachovia Bank N.A. (b)                    1,000         1,000
Chesapeake Water & Sewer Project, GO, 5.000%,
   12/01/19, Callable 12/01/14 @ 101                        2,465         2,665

Chesapeake, GO, 5.400%, 12/01/08                            2,500         2,584
Chesterfield County, Public Improvement, GO,
   5.000%, 01/01/14                                         3,440         3,727
Fairfax County Water Authority, RB, 6.000%,
   04/01/22, Callable 04/01/07 @ 102                        5,590         5,733
Fairfax City, GO, 5.000%, 01/15/26, Callable
   01/15/15 @ 100                                           1,000         1,069
Fauquier County, School Bonds, GO, 5.000%,
   07/01/19, Callable 07/01/16 @100, MBIA                   2,100         2,292
Front Royal & Warren County Development Authority,
   Ser B, RB, 5.000%, 04/01/23, Callable 04/01/14
   @ 100                                                    2,485         2,627
Greater Richmond Convention Center Authority,
   Hotel Tax, Center Expansion Project, RB,
   6.125%, 06/15/25, Prerefunded 06/15/10 @ 101             1,240         1,348
Greater Richmond Convention Center Authority,
   Hotel Tax, RB, 6.000%, 06/15/13, Prerefunded
   06/15/10 @ 101                                           3,185         3,450
Greater Richmond Convention Center Authority,
   Hotel Tax, RB, 5.000%, 06/15/16, Callable
   06/15/15 @ 100, MBIA                                     2,855         3,088
Greater Richmond Convention Center Authority,
   Hotel Tax, RB, 5.000%, 06/15/25, Callable
   06/15/15 @ 100, MBIA                                     1,000         1,063
Hampton Golf Course, RB, 6.000%, 12/01/12                     745           766
Hampton, Ser A, GO, 5.500%, 07/15/18, Callable
   07/15/12 @ 101                                           1,275         1,395
Hanover County Industrial Development Authority,
   Regional Medical Care Project, RB, 6.375%,
   08/15/18, MBIA                                           6,100         7,149
Harrisonburg Industrial Development Authority,
   Hospital Facilities, Rockingham Memorial
   Hospital, RB, 4.000%, 08/15/17, Callable
   08/15/16 @ 100                                           1,135         1,129
Harrisonburg Industrial Development Authority,
   Hospital Facilities, Rockingham Memorial
   Hospital, RB, 5.000%, 08/15/25, Callable
   08/15/16 @ 100                                           1,000         1,066
Henrico County Economic Development Authority,
   Beth Sholom Assisted Living Project, Ser A, RB,
   5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA            400           425
Henrico County Economic Development Authority,
   Residential Care Facilities, Ser A, RB, 4.250%,
   06/01/07                                                   525           526
Henrico County Economic Development Authority,
   Residential Care Facilities, Ser

   A, RB, 5.000%, 06/01/10                                  1,000         1,026
Henrico County Economic Development Authority,
   Residential Care Facilities, Ser A, RB, 6.500%,
   06/01/22, Callable 06/01/12 @ 100                        1,040         1,116
Henrico County Economic Development Authority,
   Residential Care Facilities, Westminster
   Canterbury, RB, 5.000%, 10/01/21, Callable
   10/01/11 @ 100                                           1,375         1,414
Henrico County Economic Development Authority,
   Beth Sholom Assisted Living Project Ser A, RB,
   5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA            500           533
Henrico County Industrial Development Authority,
   Government Projects, Ser B, RB, 5.150%,
   06/01/07, Callable 02/26/07 @ 102, MBIA                  2,500         2,516
Henrico County Industrial Development Authority,
   Regency 64, RB, AMT, 3.350%, 03/01/16, Callable
   02/26/07 @ 100, LOC: First Union National Bank             985           974
Henry County Public Service Authority, Water &
   Sewer, RB, 5.250%, 11/15/13, FSA                         1,500         1,636
Loudoun County Industrial Development Authority,
   Howard Hughes Medical Institute Project, Ser D,
   RB, 4.000%, 02/15/38 (b)                                 1,600         1,600
Loudoun County Industrial Development Authority,
   Loudoun Hospital Center, RB, 6.000%, 06/01/22,
   Prerefunded 06/01/12 @ 101                               1,000         1,120
Loudoun County Industrial Development Authority,
   Northern Virginia Criminal Justice, RB, 5.000%,
   06/01/26, Callable 06/01/16 @ 100                        2,505         2,674
Loudoun County Industrial Development Authority,
   Public Safety Facilities Lease, Ser A, RB,
   5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA           1,110         1,212
Loudoun County Industrial Development Authority,
   Residential Care Facilities, Ser A, RB, 6.000%,
   08/01/24, Callable 08/01/14 @ 100                        1,750         1,875
Loudoun County Industrial Development Authority,
   Residential Care Facilities, Ser B, RB, 5.000%,
   08/01/28, Callable 08/01/07 @ 101, Optional
   Tender 02/01/09 @ 100                                    1,100         1,113
Loudoun County Public Improvement, Ser B, GO,
   5.000%, 06/01/17, Callable 06/01/15 @ 100                1,000         1,090
Loudoun County Sanitation Authority, Water &
   Sewage, RB, 5.000%, 01/01/25,

   Callable 01/01/15 @ 100                                  3,165         3,371
Loudoun County, Public Improvement, Ser B, GO,
   5.000%, 06/01/14                                         3,500         3,804
Loudoun County, Public Improvement, Ser B, GO,
   5.000%, 06/01/16, Callable 06/01/15 @ 100                4,635         5,064
Louisa Industrial Development Authority, Pollution
   Control, Virginia Electric & Power Co., RB,
   5.250%, 12/01/08, Callable 02/26/07 @ 101                  910           920
Lynchburg, GO, 3.875%, 07/15/08, Callable 07/15/07
   @ 100                                                    2,985         2,989
Montgomery County Industrial Development
   Authority, RB, 5.500%, 01/15/18, Callable
   01/15/12 @ 101, AMBAC                                    1,865         2,024
New Kent County Economic Development Authority,
   School & Governmental Projects, RB, 5.000%,
   02/01/18, Callable 02/01/17 @ 100, FSA                   2,225         2,421
Newport News Redevelopment & Housing Authority,
   RB, 5.850%, 12/20/30, Callable 08/20/07 @ 102,
   GNMA                                                       500           514
Newport News, GO, 5.250%, 07/01/15                          3,000         3,330
Peninsula Ports Authority, Residential Care
   Facility, Ser A, RB, 7.375%, 12/01/23,
   Prerefunded 12/01/13 @ 100                               4,520         5,505
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15,
   Callable 03/01/11 @ 102, MBIA                            1,000         1,091
Portsmouth, Ser A, GO, 5.000%, 04/01/14, MBIA               2,005         2,170
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA               2,285         2,495
Prince William County Industrial Development
   Authority, ATCC Lease Project, RB, 5.250%,
   02/01/16                                                 1,055         1,165
Prince William County, Ser A, COP, 4.250%,
   09/01/09                                                 1,000         1,014
Richmond Industrial Development Authority, Student
   Housing, RB, 5.450%, 01/01/21, Callable
   01/01/11 @ 102                                           1,000         1,066
Richmond Public Utility, RB, 5.000%, 01/15/23,
   Callable 01/15/15 @ 100, FSA                             1,000         1,067
Richmond, GO, 5.500%, 01/15/12, Callable 01/15/11
   @ 101, FSA                                               2,500         2,695
Richmond, GO, 5.500%, 01/15/15, Callable 01/15/11
   @ 101, FSA                                               1,290         1,386
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11
   @ 101, FSA                                               3,755         4,022
Roanoke Industrial Development Authority, Carilion
   Health System, Ser A, RB, 5.750%, 07/01/13,
   Callable 07/01/12 @ 100                                  2,000         2,188

Roanoke Industrial Development Authority, Carilion
   Health System, Ser A, RB, 5.750%, 07/01/14,
   Callable 07/01/12 @ 100                                  2,000         2,184
Roanoke Industrial Development Authority, Carilion
   Health System, Ser A, RB, 5.500%, 07/01/16,
   Callable 07/01/12 @ 100, MBIA                            1,000         1,076
Roanoke Industrial Development Authority, Carilion
   Health System, Ser A, RB, 5.500%, 07/01/18,
   Callable 07/01/12 @ 100, MBIA                            2,000         2,147
Roanoke Industrial Development Authority, Carilion
   Health System, Ser A, RB, 5.500%, 07/01/21,
   Callable 07/01/12 @ 100, MBIA                            1,000         1,073
Roanoke Industrial Development Authority, Carilion
   Health System, Ser C-2, RB, 3.950%, 07/01/27,
   FSA (b)                                                  1,000         1,000
Roanoke Public Improvement, Ser B, GO, 5.000%,
   02/01/24, Callable 02/01/15 @ 101                        2,500         2,698
Southhampton County Industrial Development
   Authority, School Project, Ser B, RB, 4.000%,
   04/01/10, Callable 04/01/09 @ 100                        2,925         2,938
Spotsylvania County Water & Sewer, RB, 5.000%,
   06/01/26, FSA                                            3,635         3,855
Suffolk Industrial Development Authority,
   Retirement Facilities, First Mortgage - Lake
   Prince Center, RB, 5.150%, 09/01/24, Callable
   09/01/16 @ 100                                             725           738
Suffolk Redevelopment & Housing Authority,
   Multi-Family Housing, Summer Station Apartments
   LLC, RB, 4.020%, 09/01/19, LOC: Suntrust Bank
   (b)                                                        800           800
Tobacco Settlement Financing Corp., RB, 4.000%,
   06/01/13                                                 1,800         1,792
Tobacco Settlement Financing Corp., RB, 5.250%,
   06/01/19, Callable 06/01/15 @ 100                        1,990         2,092
Tobacco Settlement Financing Corp., RB, 5.500%,
   06/01/26, Callable 06/01/15 @ 100                        3,500         3,724
Upper Occoquan Sewer Authority, Regional Sewage,
   RB, 5.000%, 07/01/21, Callable 07/01/15 @ 100,
   FSA                                                      1,000         1,074
Virginia Beach Development Authority, Ser A, RB,
   5.375%, 08/01/16, Callable 08/01/12 @ 100                1,650         1,781
Virginia Beach, Public Improvement, Ser B, GO,
   5.000%, 05/01/13                                         2,500         2,685
Virginia College Building Authority, Educational
   Facilities Project, Washington & Lee
   University, RB, 5.375%, 01/01/21, Callable
   01/01/16 @ 100                                           3,090         3,539

Virginia College Building Authority, Educational
   Facilities Project, Ser A, RB, 5.000%,
   02/01/15, Callable 02/01/14 @ 100                        4,510         4,860
Virginia College Building Authority, Educational
   Facilities, 21st Century College, Ser B, RB,
   4.000%, 02/01/26, Callable 02/01/14 @ 100, LOC:
   Wachovia Bank N.A. (b)                                   4,375         4,375
Virginia College Building Authority, Educational
   Facilities, Public Higher Education Financing
   Program, Ser A, RB, 5.000%, 09/01/10                     4,245         4,443
Virginia College Building Authority, Educational
   Facilities, Public Higher Education Financing
   Program, Ser A, RB, 5.000%, 09/01/17, Callable
   09/01/16 @ 100, State Aid Withholding                    3,000         3,281
Virginia Commonwealth Transportation Board,
   Northern Virginia Transportation District, Ser
   A, RB, 5.000%, 05/15/14                                  3,000         3,246
Virginia Commonwealth Transportation Board, Oak
   Grove Connector Transportation Program, Ser A,
   RB, 5.000%, 05/15/14                                     1,435         1,553
Virginia Commonwealth Transportation Board, Ser A,
   RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100            1,000         1,069
Virginia Commonwealth Transportation Board, Ser A,
   RB, 5.000%, 09/28/15                                     1,000         1,092
Virginia Housing Development Authority,
   Commonwealth Mortgage, Ser E, Subser E-1, RB,
   AMT, 3.950%, 04/01/08                                    3,000         3,009
Virginia Housing Development Authority,
   Commonwealth Mortgage, Subser D1, RB, AMT,
   4.000%, 01/01/09                                         2,000         2,008
Virginia Housing Development Authority,
   Multifamily, Ser E, RB, AMT, 5.350%, 11/01/11,
   Callable 01/01/08 @ 102                                  1,250         1,290
Virginia Housing Development Authority,
   Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18,
   Callable 11/01/09 @ 100                                  3,500         3,609
Virginia Housing Development Authority,
   Multifamily, Ser I, RB, AMT, 4.875%, 11/01/12,
   Callable 01/01/09 @ 101                                  1,950         1,994
Virginia Polytechnic Institute & State University,
   Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14
   @ 101, AMBAC                                             2,095         2,276
Virginia Public School Authority, School Financing
   1997, Ser A, RB, 5.000%, 08/01/24, Callable
   08/01/14 @ 100                                           1,365         1,452
Virginia Public School Authority, Ser

   B, RB, 5.000%, 08/01/13, Callable 08/01/10 @
   101                                                      2,910         3,062
Virginia Resources Authority, Infrastructure, Ser
   A, RB, 5.800%, 05/01/30, Prerefunded 05/01/11 @
   101, MBIA                                                1,500         1,641
Virginia Public Building Authority, Public
   Facilities, Ser C, RB, 5.000%, 08/01/14                  2,000         2,165
Virginia Public School Authority, Ser B, RB,
   5.000%, 08/01/09                                         3,000         3,103
Virginia Resource Authority, Senior
   Infrastructure, Ser B, RB, 5.000%, 11/01/26,
   Callable 11/01/14 @ 100                                  2,185         2,326
Winchester, Public Improvement, GO, 5.000%,
   11/01/18, Callable 11/01/15 @ 100, FGIC                  2,580         2,803
York County Industrial Development Authority,
   Pollution Control Project, RB, 5.500%,
   07/01/09, Callable 02/26/07 @ 101                          740           748
                                                                    -----------
                                                                        218,021
                                                                    -----------
PUERTO RICO (1.4%)
Puerto Rico Municipal Financial Agency, Ser A, GO,
   5.000%, 08/01/22, Callable 08/01/15 @ 100, FSA           3,000         3,234
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $219,145)                                   224,431
                                                                    -----------
MONEY MARKET (0.1%)
Federated Virginia Municipal Cash
Trust, Institutional Class, 3.380%                        329,262           329
                                                                    -----------
TOTAL MONEY MARKET (COST $329)                                              329
                                                                    -----------
TOTAL INVESTMENTS (COST $219,474) (a) - 98.6%                           224,760
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                              3,120
                                                                    -----------
NET ASSETS - 100.0%                                                 $   227,880
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $219,458 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..........................   $ 5,491
Unrealized Depreciation ..........................      (189)
                                                     -------
Unrealized Appreciation (Depreciation) ...........   $ 5,302
                                                     =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
COP - Certificates of Participation
FSA - Security insured by Financial Security Assurance
GNMA - Security insured by the Government National Mortgage Association
GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association
RB - Revenue Bond

Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
PRIME QUALITY MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CERTIFICATES OF DEPOSIT (9.5%)
BANKS (9.5%)
Calyon, Inc. NY, 4.780%, 01/12/07                    $     50,000   $    50,000
Calyon, Inc. NY, 5.400%, 11/13/07 (d)                      50,000        50,000
Canadian Imperial Bank NY, 5.300%,
   01/29/07 (b)                                            50,000        50,000
Credit Agricole SA, 4.805%,
   01/29/07                                                50,000        50,000
Credit Agricole SA, 5.545%,
   03/19/07                                                50,000        50,001
Credit Suisse NY, 4.800%,
   01/16/07                                                39,000        39,000
Credit Suisse NY, 5.210%,
   03/29/07                                                50,000        50,001
Depfa Bank PLC NY, 5.525%,
   08/08/07                                                75,000        74,999
Deutsche Bank AG, 4.805%,
   02/21/07                                                75,000        74,993
Nordea Bank Finland NY, 4.820%,
   01/30/07                                                50,000        50,000
Royal Bank of Scotland NY, 4.840%,
   01/30/07                                                50,000        50,000
Societe Generale NY, 5.380%,
   06/01/07 (b)                                            50,000        50,000
Societe Generale NY, 5.230%,
   09/27/07                                                50,000        50,004
Swedbank, 4.865%,
   02/02/07                                                50,000        50,000
Wells Fargo Bank NA, 5.300%,
   01/19/07 (b)                                            50,000        50,000
                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT
   (COST $788,998)                                                      788,998
                                                                    -----------
COMMERCIAL PAPERS (38.9%)
BANKS (3.3%)
Bank of Ireland, 5.425%, 02/20/07 (c)
   (d)                                                     50,000        49,638
Bank of Ireland, 5.541%, 08/15/07 (c)
   (d)                                                     50,000        48,374
DnB Nor Bank ASA, 5.474%, 02/02/07
   (c)                                                     50,000        49,766
DnB Nor Bank ASA, 5.452%, 06/08/07
   (c)                                                     50,000        48,865
DnB Nor Bank ASA, 5.349%, 06/26/07
   (c)                                                     50,000        48,759
HBOS Treasury Services PLC, 5.395%,
   02/09/07 (c)                                            30,850        30,675
                                                                    -----------
                                                                        276,077
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (35.1%)
Amstel Funding Corp., 5.395%,
   01/31/07 (c) (d)                                        26,455        26,339
Amstel Funding Corp., 5.408%,
   05/16/07 (c) (d)                                        69,405        68,053

Anglesea Funding LLC, 5.478%,
   01/02/07 (c) (d)                                        10,000         9,999
Anglesea Funding LLC, 5.439%,
   01/04/07 (c) (d)                                        50,000        49,978
Anglesea Funding LLC, 5.415%,
   01/08/07 (c) (d)                                        50,000        49,948
Anglesea Funding LLC, 5.348%,
   07/02/07 (c) (d)                                        50,000        48,717
Aquifer Funding LLC, 5.394%,
   01/03/07 (c) (d)                                        50,000        49,985
Atlas Capital Funding Corp., 5.461%,
   01/03/07 (c) (d)                                        15,000        14,996
Atlas Capital Funding Corp., 5.466%,
   03/12/07 (c) (d)                                        36,700        36,326
Atlas Capital Funding Corp., 5.418%,
   04/13/07 (c) (d)                                        15,430        15,200
Bear Stearns Cos., Inc., 5.383%,
   06/12/07 (b)                                            75,000        75,000
Beethoven Funding Corp., 5.471%,
   01/02/07, LOC: Dresdner Bank AG, NY
   (c) (d)                                                 46,064        46,057
Beethoven Funding Corp., 5.391%,
   01/09/07, LOC: Dresdner Bank AG, NY
   (c) (d)                                                 50,000        49,941
Beethoven Funding Corp., 5.402%,
   01/11/07, LOC: Dresdner Bank AG, NY
   (c) (d)                                                 30,000        29,956
Beethoven Funding Corp., 5.393%,
   01/17/07, LOC: Dresdner Bank AG, NY
   (c) (d)                                                 50,000        49,882
Beethoven Funding Corp., 5.383%,
   02/05/07, LOC: Dresdner Bank AG, NY
   (c) (d)                                                 50,000        49,744
Berkeley Square Finance LLC, 5.448%,
   01/02/07 (c) (d)                                        55,233        55,225
Berkeley Square Finance LLC, 5.444%,
   01/08/07 (c) (d)                                         5,250         5,245
Catapult-PmX Funding LLC, 5.411%,
   01/04/07 (c) (d)                                         7,260         7,257
Catapult-PmX Funding LLC, 5.427%,
   01/05/07 (c) (d)                                        30,940        30,922
Catapult-PmX Funding LLC, 5.432%,
   01/08/07 (c) (d)                                        50,000        49,948
Catapult-PmX Funding LLC, 5.404%,
   01/18/07 (c) (d)                                        40,394        40,293
Catapult-PmX Funding LLC, 5.457%,
   01/23/07 (c) (d)                                        20,000        19,934
Catapult-PmX Funding LLC, 5.350%,
   11/30/07 (b) (d)                                       100,000        99,987
Chesham Finance LLC, 5.300%,
   04/10/07 (b) (d)                                        50,000        49,996
Chesham Finance LLC, 5.391%,
   05/14/07 (c) (d)                                        50,000        49,039
Chesham Finance LLC, 5.300%,
   07/25/07 (b) (d)                                        50,000        49,992
Chesham Finance LLC, 5.310%,
   08/07/07 (b) (d)                                        75,000        74,987
Cimarron Ltd., 5.423%, 01/04/07 (c)
   (d)                                                     36,198        36,182

Cimarron Ltd., 5.395%, 02/01/07 (c)
   (d)                                                     58,734        58,468
Cimarron Ltd., 5.391%, 02/02/07 (c)
   (d)                                                     11,142        11,090
Cullinan Finance Corp., 5.411%,
   04/25/07 (c) (d)                                        15,300        15,046
Cullinan Finance Corp., 5.436%,
   04/26/07 (c) (d)                                        66,400        65,293
Davis Square Funding V Corp., 5.413%,
   01/03/07 (c) (d)                                        75,000        74,978
Davis Square Funding V Corp., 5.415%,
   03/08/07 (c) (d)                                        50,000        49,517
Duke Funding High Grade I Ltd.,
   5.402%, 01/05/07 (c) (d)                                38,161        38,138
East-Fleet Finance LLC, 5.479%,
   01/02/07 (c) (d)                                        36,784        36,778
East-Fleet Finance LLC, 5.418%,
   01/16/07 (c) (d)                                        12,050        12,023
East-Fleet Finance LLC, 5.404%,
   02/01/07 (c) (d)                                        33,025        32,875
Ebury Finance LLC, 5.421%, 01/30/07
   (c) (d)                                                 50,000        49,788
Ebury Finance LLC, 5.403%, 03/19/07
   (c) (d)                                                 50,000        49,444
Ebury Finance LLC, 5.404%, 04/02/07
   (c) (d)                                                 50,000        49,344
Ebury Finance LLC, 5.400%, 07/30/07
   (c) (d)                                                 40,000        38,805
Five Finance, Inc., 5.404%, 05/21/07 (c)
   (d)                                                     30,000        29,395
Fountain Square Commercial Funding
   Corp., 5.403%, 03/07/07 (c) (d)                         22,722        22,506
Grampian Funding LLC, 5.392%,
   03/27/07, LOC: HBOS Treasury Services
   PLC (c) (d)                                             50,000        49,388
Grampian Funding LLC, 5.407%,
   05/22/07, LOC: HBOS Treasury Services
   PLC (c) (d)                                            100,000        97,957
Irish Life & Permanent PLC, 5.430%,
   01/08/07 (c) (d)                                        50,000        49,949
Irish Life & Permanent PLC, 5.406%,
   02/16/07 (c) (d)                                        50,000        49,664
Irish Life & Permanent PLC, 5.427%,
   04/04/07 (c) (d)                                        10,000         9,866
Irish Life & Permanent PLC, 5.415%,
   04/11/07 (c) (d)                                        30,000        29,562
Irish Life & Permanent PLC, 5.406%,
   04/27/07 (c) (d)                                        50,000        49,156
Irish Life & Permanent PLC, 5.487%,
   05/22/07 (c) (d)                                        19,500        19,102
Ixis Commercial Paper, 5.325%,
   01/03/07 (c) (d)                                         8,500         8,498
KFW International Finance, Inc.,
   5.514%, 03/21/07 (c) (d)                                31,000        30,642
Klio III Funding Corp., 5.457%,
   01/23/07 (c) (d)                                        15,599        15,548
Klio III Funding Corp., 5.579%,
   01/25/07 (c) (d)                                        50,000        49,822
Lexington Parker Capital Corp.,

   5.451%, 03/01/07 (c) (d)                                75,000        74,356
Lexington Parker Capital Corp.,
   5.447%, 03/06/07 (c) (d)                                80,743        79,992
Merrill Lynch & Co., Inc., 5.563%,
   05/01/07 (c)                                            50,000        49,122
Mica Funding LLC, 5.583%, 01/08/07
   (c) (d)                                                 17,100        17,082
Mica Funding LLC, 5.394%, 01/12/07
   (c) (d)                                                 86,892        86,750
Morgan Stanley, 5.417%, 06/25/07
   (c)                                                     18,000        17,545
Morgan Stanley, 5.320%, 09/14/07
   (b)                                                     50,000        50,000
Solitaire Funding LLC, 5.437%,
   04/19/07 (c) (d)                                        50,000        49,217
Tierra Alta Funding Ltd., 5.449%,
   01/25/07 (c) (d)                                        68,175        67,932
Tierra Alta Funding Ltd., 5.431%,
   01/31/07 (c) (d)                                        35,862        35,704
Tierra Alta Funding Ltd., 5.410%,
   02/14/07 (c) (d)                                        35,860        35,629
Zela Finance, Inc., 5.425%, 03/13/07
   (c) (d)                                                 30,000        29,687
                                                                    -----------
                                                                      2,924,786
                                                                    -----------
TRANSPORTATION (0.5%)
United Parcel Service, Inc., 5.323%,
   07/31/07 (c) (d)                                        15,500        15,043
United Parcel Service, Inc., 5.421%,
   08/31/07 (c) (d)                                        25,000        24,147
                                                                    -----------
                                                                         39,190
                                                                    -----------
TOTAL COMMERCIAL PAPERS (COST $3,240,053)                             3,240,053
                                                                    -----------
CORPORATE BONDS (46.9%)
AUTOMOBILE ABS (0.6%)
Ford Credit Auto Owner Trust, Ser
   2006-C, Cl A1, 5.357%, 12/15/07 (d)                     32,705        32,705
Nissan Auto Lease Trust, Ser 2006-A,
   Cl A1, 5.347%, 12/14/07                                 17,681        17,681
                                                                    -----------
                                                                         50,386
                                                                    -----------
BANKS (7.5%)
Bank of America N.A., 5.320%,
   03/20/07 (b)                                            30,000        30,000
Bank of New York Co., Inc., 5.410%,
   12/25/08 (b) (d)                                        25,000        25,000
Barclays Bank PLC NY, 5.320%,
   06/04/07 (b)                                            50,000        50,000
National Australia Bank Ltd., 5.320%,
   03/07/07 (b) (d)                                        75,000        75,000
National City Bank Cleveland, 5.295%,
   01/22/07 (b)                                            50,000        50,000
National City Bank Cleveland, 5.315%,
   09/18/07 (b)                                           100,000        99,990
Northern Rock PLC, 5.350%, 02/05/07
   (b) (d)                                                 50,000        50,000
Royal Bank of Canada, 5.319%,
   12/31/07 (b) (d)                                        75,000        75,000
Skandinavia Enskilda Bank, 5.340%,
   01/09/08 (b) (d)                                        50,000        50,000
Wells Fargo & Co., 5.400%, 01/02/08
   (b)                                                     10,000        10,000

Wells Fargo & Co., 5.360%, 01/15/08
   (b) (d)                                                 50,000        50,000
Westpac Banking Corp., 5.320%,
   02/16/07 (b) (d)                                        60,000        60,000
                                                                    -----------
                                                                        624,990
                                                                    -----------
COMPUTERS  (0.3%)
IBM Corp., 5.360%, 01/08/08 (b) (d)                        25,000        25,000
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES  (37.5%)
Alliance & Leicester PLC, 5.360%,
   01/08/08 (b) (d)                                        30,000        30,000
American Express Credit Corp., 5.450%,
   01/04/08 (b)                                            90,000        90,000
Atlas Capital Funding Corp., 5.340%,
   07/10/07 (b) (d)                                        50,000        49,997
Atlas Capital Funding Corp., 5.340%,
   07/16/07 (b) (d)                                        75,000        75,000
Atlas Capital Funding Corp., 5.340%,
   09/10/07 (b) (d)                                        50,000        50,000
Atlas Capital Funding Corp., 5.350%,
   10/25/07 (b) (d)                                        30,000        30,000
Bear Stearns Cos., Inc., 5.320%,
   04/25/07 (b)                                            41,000        41,000
Bear Stearns Cos., Inc., 5.410%,
   01/25/08 (b)                                           125,000       125,000
Beta Finance, Inc., 5.305%, 02/06/07 (b)
   (d)                                                     75,000        74,999
Beta Finance, Inc., 5.308%, 02/08/07 (b)
    (d)                                                    30,000        30,000
Beta Finance, Inc., 5.308%, 05/22/07 (b)
    (d)                                                    50,000        49,998
CC USA, Inc., 5.310%, 05/18/07 (b)
   (d)                                                     50,000        49,998
CC USA, Inc., 5.420%, 09/24/07
   (d)                                                     50,000        50,000
Cheyne Finance LLC, 5.317%, 03/26/07
   (b) (d)                                                 50,000        50,000
Cheyne Finance LLC, 5.323%, 05/15/07
    (b) (d)                                                50,000        49,998
Cheyne Finance LLC, 5.317%, 08/15/07
    (b) (d)                                                30,000        29,997
Cheyne Finance LLC, 5.325%, 08/20/07
    (b) (d)                                                50,000        49,995
Cheyne Finance LLC., 5.316%,
   12/05/07 (b) (d)                                        50,000        49,994
Cullinan Finance Corp., 5.170%,
   01/25/07 (d)                                            50,000        50,000
Cullinan Finance Corp., 5.310%,
   03/15/07 (b) (d)                                        50,000        49,999
Cullinan Finance Corp., 5.280%,
   04/25/07 (d)                                            50,000        50,000
Cullinan Finance Corp., 5.320%,
   10/12/07 (b) (d)                                        30,000        29,998
Dorada Finance, Inc., 5.308%, 01/12/07
   (b) (d)                                                 50,000        50,000
Dorada Finance, Inc., 5.308%, 02/14/07
   (b) (d)                                                 50,000        49,999
Dorada Finance, Inc., 5.305%, 05/17/07
   (b) (d)                                                 50,000        49,998
Ebury Finance LLC, 5.300%, 10/12/07

   (b) (d)                                                 50,000        49,988
Five Finance, Inc., 5.305%, 02/28/07 (b)
   (d)                                                     50,000        49,999
Five Finance, Inc., 5.310%, 05/22/07 (b)
   (d)                                                     50,000        49,998
Five Finance, Inc., 5.310%, 05/25/07 (b)
   (d)                                                     50,000        49,998
Five Finance, Inc., 5.310%, 10/30/07 (b)
    (d)                                                    50,000        49,992
General Electric Capital Corp., 5.475%,
   07/09/07 (b)                                            69,000        69,000
Goldman Sachs Group, Inc., 5.400%,
   01/15/08 (b) (d)                                       100,000       100,000
Household Finance Corp., 5.750%,
   01/30/07                                                22,500        22,517
K2 (USA) LLC, 5.310%, 01/11/07 (b)
   (d)                                                     15,000        15,000
K2 (USA) LLC, 5.310%, 02/08/07 (b)
   (d)                                                     60,000        59,999
K2 (USA) LLC, 5.530%, 08/15/07 (d)                         50,000        50,000
K2 (USA) LLC, 5.320%, 12/05/07 (b)
   (d)                                                     50,000        49,995
K2 (USA) LLC, 5.320%, 12/10/07 (b)
   (d)                                                     50,000        49,991
Liberty Light US Capital, 5.320%,
   05/11/07 (b) (d)                                        50,000        50,000
Liberty Light US Capital, 5.315%,
   05/18/07 (b) (d)                                        50,000        49,998
Liberty Light US Capital, 5.320%,
   09/14/07 (b) (d)                                       100,000        99,993
Liberty Light US Capital, 5.320%,
   11/02/07 (b) (d)                                        25,000        24,996
Liquid Funding Ltd., 5.315%, 03/15/07
   (b) (d)                                                 50,000        49,998
Merrill Lynch & Co., Inc., 5.330%,
   08/24/07 (b)                                            50,000        50,000
Merrill Lynch & Co., Inc., 5.410%,
   01/04/08 (b)                                            30,000        30,000
Morgan Stanley, 5.410%, 01/15/08 (b)                       75,000        75,000
Morgan Stanley, 5.430%, 01/15/08 (b)                       48,500        48,500
Sigma Finance, Inc., 5.320%, 01/16/07
   (b) (d)                                                 30,000        30,000
Sigma Finance, Inc., 5.294%, 05/15/07
   (b) (d)                                                 50,000        50,000
Sigma Finance, Inc., 5.400%, 10/22/07
   (d)                                                     50,000        50,000
Sigma Finance, Inc., 5.317%, 11/21/07
   (b) (d)                                                 50,000        49,996
Sigma Finance, Inc., 5.325%, 12/14/07
   (b) (d)                                                 50,000        49,995
Stanfield Victoria LLC, 4.920%,
   01/26/07 (d)                                            40,000        40,000
Stanfield Victoria LLC, 5.320%,
   06/05/07 (b) (d)                                        25,000        24,999
Stanfield Victoria LLC, 5.330%,
   08/01/07 (b) (d)                                       100,000        99,994
Toyota Motor Credit Corp., Ser B,
   5.244%, 04/26/07 (b)                                    50,000        50,000

Whistlejacket Capital Ltd., 5.320%,
   01/12/07 (b) (d)                                        30,000        30,000
Whistlejacket Capital Ltd., 5.320%,
   01/17/07 (b) (d)                                        75,000        75,000
Whistlejacket Capital Ltd., 5.320%,
   11/07/07 (b) (d)                                        25,000        24,996
Whistlejacket Capital Ltd., 5.315%,
   02/06/07 (b) (d)                                        50,000        50,000
Whistlejacket Capital Ltd., 5.320%,
   03/12/07 (b) (d)                                        50,000        49,999
                                                                    -----------
                                                                      3,125,911
                                                                    -----------
INSURANCE (0.4%)
Lincoln National Corp., 5.410%,
   11/16/07 (b) (d)                                        35,000        35,000
                                                                    -----------
RETAIL (0.6%)
Wal-Mart Stores, Inc., 5.877%,
   06/01/07                                                50,000        50,101
                                                                    -----------
TOTAL CORPORATE BONDS (COST $3,911,388)                               3,911,388
                                                                    -----------
MASTER NOTE (2.5%)
BANKS (2.5%)
Bank of America Corp., 5.383% (b) (e)                     210,035       210,035
                                                                    -----------
TOTAL MASTER NOTE (COST $210,035)                                       210,035
                                                                    -----------
MONEY MARKET (0.9%)
Federated Prime Value Money Market
   Fund, 5.240%                                        75,000,000        75,000
                                                                    -----------
TOTAL MONEY MARKET (COST $75,000)                                        75,000
                                                                    -----------
REPURCHASE AGREEMENTS (0.8%)
Bear Stearns Cos., Inc., 5.275%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $14,739 (collateralized by
   U.S. Government Agencies; DN, due
   01/01/34; total market value $15,025)             $     14,730        14,730

BNP Paribas, 5.215%, dated 12/29/06,
   to be repurchased on 01/02/07, repurchase
   price $8,920 (collateralized by U.S.
   Government Agencies; DN - 5.000%, due
   06/05/07 - 12/21/15; total market value $9,093)          8,915         8,915

Lehman Brothers, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $10,528 (collateralized by
   U.S. Government Agencies; 5.500%, due
   05/01/35; total market value $10,734)                   10,522        10,522

Merrill Lynch & Co., Inc., 5.225%,
   dated 12/29/06, to be repurchased on
   01/02/07, repurchase price $9,762
   (collateralized by U.S. Government
   Agencies; 5.680% - 6.600%, due 01/22/27
   - 12/26/36; total market value $9,952)                   9,757         9,757

Morgan Stanley, 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $9,640 (collateralized by
   U.S. Government Agencies; 5.500% -

   6.000%, due 12/01/16 - 07/01/36; total
   market value $9,871)                                     9,635         9,635

UBS Warburg LLC, 5.245%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $15,408 (collateralized by
   U.S. Government Agencies; 6.000%, due
   07/15/32; total market value 15,711)                    15,398        15,398
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $68,957)                               68,957
                                                                    -----------
TOTAL INVESTMENTS (COST $8,294,431) (a) - 99.5%                       8,294,431
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                             41,324
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 8,335,755
                                                                    ===========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Perpetual Maturity

Cl  - Class
DN  - Discount Note
LLC - Limited Liability Company
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TAX-EXEMPT MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (99.1%)
ALABAMA (2.0%)
Cherokee Industrial Development Board,
   The BOC Group Project, RB, 3.920%,
   04/01/08, LOC: Wachovia Bank of
   Georgia (b) (c)                                   $      3,500   $     3,500
Houston County Health Care Authority,
   Ser PT-880, RB, 3.540%, 10/01/19,
   Callable 02/12/07 @ 100, MBIA                           21,380        21,380
Marion Educational Building Authority,
   Judson College Project, RB, 3.970%,
   01/01/33, LOC: SouthTrust Bank N.A. (b)                  6,455         6,455
Stevenson Industrial Development
  Board, Environmental Improvement
   Revenue, Mead Corp. Project, RB,
   3.890%, 11/01/16, LOC: JP Morgan
   Chase Bank (b)                                           5,000         5,000
                                                                    -----------
                                                                         36,335
                                                                    -----------
ALASKA (1.0%)
Alaska State Housing Finance Corp.,
   Housing Development, Ser D, RB,
   3.840%, 06/01/37, MBIA (b)                               2,000         2,000
Valdez Marine Terminal, Exxon Pipeline
   Co. Project, RB, 3.940%, 10/01/25 (b)                   15,000        15,000
                                                                    -----------
                                                                         17,000
                                                                    -----------
ARIZONA (0.6%)
Phoenix Civic Improvement Corp.,
   Water System, Ser PT-2898, RB,
   3.950%, 07/01/24, Callable 07/01/15 @
   100, MBIA (b)                                           10,000        10,000
                                                                    -----------
CALIFORNIA (4.3%)
Bay Area Toll Authority, California Toll
   Bridge, San Francisco Bay Toll, Ser D-1,
   RB, 3.550%, 04/01/45, XLCA (b)                          23,000        23,000
California Housing Finance Agency,
   Home Mortgage, Ser H, RB, AMT,
   3.980%, 08/01/36, LOC: Dexia Credit
   Local (b)                                               10,000        10,000
Culver City School Facilities Financing
   Authority, Ser PT-3263, RB, 3.920%,
   08/01/24, FSA (b) (c)                                    4,980         4,980
Golden State Tobacco Securitization
   Corp., Ser B, RB, 3.960%, 06/01/45,
   AMBAC (b) (c)                                           12,500        12,500

Los Angeles Regional Airports
   Improvement Corp., Sublease L.A
   International, RB, 3.990%, 12/01/25,
   LOC: Societe Generale (b)                                  800           800
Pajaro Valley Unified School District,
   Ser PT-2779, GO, 3.920%, 08/01/22,
   Callable 08/01/15 @ 100, FSA (b) (c)                     4,980         4,980
San Francisco City & County Housing
   Authority, Valencia Gardens Housing,
   RB, AMT, 3.850%, 09/01/49, LOC:
   Citibank N.A. (b)                                       20,000        20,000
San Francisco City & County, Ser
   PT-3017, GO, 3.920%, 06/15/25,
   Callable 06/15/12 @ 102, MBIA (b) (c)                    1,000         1,000
                                                                    -----------
                                                                         77,260
                                                                    -----------
COLORADO (1.2%)
Arkansas River Power Authority, Ser
   PT-3550, RB, 3.940%, 10/01/26, XLCA
   (b) (c)                                                  4,000         4,000
Colorado Housing & Finance Authority,
   St. Moritz Project, Ser H, RB, 3.920%,
   10/15/16, FNMA (b)                                       5,215         5,215
Colorado Water Resources & Power
   Development Authority, Ser PT-3179,
   RB, 3.950%, 08/01/25, Callable 08/01/15
   @ 100, FSA (b)                                          12,500        12,500
                                                                    -----------
                                                                         21,715
                                                                    -----------
CONNECTICUT (0.5%)
Connecticut State Housing Finance
   Authority, Finance Program, Ser F, RB,
   AMT, 3.940%, 11/15/29, AMBAC (b)                         4,000         4,000
Connecticut, Ser PA-720 R, GO,
   3.930%, 06/15/11, Callable 06/15/10 @
   100, LOC: Merrill Lynch Capital
   Services, Inc. (b) (c)                                   5,000         5,000
                                                                    -----------
                                                                          9,000
                                                                    -----------
DISTRICT OF COLUMBIA (0.8%)
District of Columbia, Planned
   Parenthood Project, RB, 3.900%,
   12/01/29, LOC: Bank of America N.A. (b)                  6,140         6,140
District of Columbia, The Phillips
   Collection Issue, RB, 3.900%, 08/01/33,
   LOC: Bank of America N.A. (b)                            5,400         5,400
District of Columbia, Thurgood
   Marshall Center Trust, RB, 3.950%,
   11/01/27, LOC: Branch Banking & Trust
   Co. (b)                                                  3,220         3,220
                                                                    -----------
                                                                         14,760
                                                                    -----------
FLORIDA (7.6%)
De Soto County Industrial Development,
   Tremron Project, RB, 4.050%, 11/01/15,
   LOC: Branch Banking & Trust Co. (b)                      3,500         3,500
Florida Department of Environmental
   Protection, Preservation, Ser PT-3335,
   RB, 3.950%, 07/01/24, Callable 07/01/15
   @ 101, MBIA (b) (c)                                     19,960        19,960
Florida Housing Finance Agency,
   Bainbridge Project, Ser M, RB, AMT,
   3.940%, 12/01/25, FNMA (b)                               6,070         6,070

Florida Housing Finance Corp.,
   Multifamily Housing, Northbridge
   Apartments, Ser V-1, RB, AMT, 3.940%,
   06/15/36, LOC: Bank of America N.A. (b)                  5,000         5,000
Florida Housing Finance Corp., St
   Andrews Pointe Apartments Project, Ser
   E-1, RB, AMT, 3.940%, 06/15/36,
   FNMA (b)                                                 8,515         8,515
Hillsborough County Industrial
   Development Authority, Independent Day
   School Project, RB, 3.950%, 09/01/26,
   LOC: Bank of America N.A. (b)                            1,900         1,900
Lake County School Board, Ser
   PA-1321, COP, 3.950%, 06/01/30,
   Callable 06/01/15 @ 100, AMBAC (b) (c)                   2,000         2,000
Manatee County St., Stephens Upper
   School Project, RB, 3.900%, 11/01/25,
   LOC: Bank of America N.A. (b)                            3,100         3,100
Miami-Dade County Industrial
   Development Authority, Gulliver Schools
   Project, RB, 3.920%, 09/01/29, LOC:
   Bank of America N.A. (b)                                 6,950         6,950
Orange County Housing Finance
   Authority, Charleston Club Apartments
   Project, Ser A, RB, AMT, 3.940%,
   07/15/34, FNMA (b)                                       7,000         7,000
Orange County Housing Finance
   Authority, Multifamily Housing, Lakeside
   Pointe Apartments, Ser B, RB, AMT,
   3.950%, 05/15/38, LOC: Bank of America
   N.A. (b)                                                 5,500         5,500
Orange County Housing Finance
   Authority, Multifamily Housing, Lee
   Vista Club Apartments, Ser A, RB,
   AMT, 3.940%, 05/15/37, FNMA (b)                         10,000        10,000
Orlando Utilities Commission, Water &
   Sewer, Ser PT-2285, RB, 3.930%,
   04/01/12, LOC: Dexia Credit Local (b)                    9,000         9,000
Santa Rosa County Health Facilities
   Authority, Baptist Hospital, Inc. Project,
   RB, 3.900%, 10/01/21, LOC: Bank of
   America N.A. (b)                                         7,300         7,300
Sarasota County Health Facility
   Authority, Bay Village Project, RB,
   3.920%, 12/01/23, LOC: Bank of America
   N.A. (b) (c)                                             4,000         4,000
Tampa Bay Water Utility System,
   Regional Water Supply Authority, RB,
   AMT, 3.950%, 10/01/31, LOC: Bank of
   America N.A. (b)                                         7,500         7,500
University of North Florida Foundation,
   Inc., Parking Systems Project, RB,
   4.030%, 05/01/28, LOC: First Union
   National Bank (b)                                        5,300         5,300

Volusia County Housing Finance
   Authority, Ser MT 151, RB, 3.780%,
   11/15/20, AMBAC (b) (c)                                 21,045        21,045
                                                                    -----------
                                                                        133,640
                                                                    -----------
GEORGIA (1.3%)
Atlanta Airport, Ser 313, RB, AMT,
   3.980%, 01/01/18, Callable 01/01/10 @
   101, FGIC (b) (c)                                        3,335         3,335
Bulloch County Development Authority,
   Ser PT-2594, RB, 3.950%, 08/01/26,
   Callable 08/01/15 @ 100, XLCA (b) (c)                    4,080         4,080
Cobb County Development Authority,
   Kennesaw State University Project, RB,
   3.920%, 11/01/18, AMBAC (b)                              4,595         4,595
Houston County Development
   Authority, Clean Control Corp. Project,
   RB, AMT, 4.050%, 06/01/20, LOC:
   Branch Banking & Trust Co. (b)                           2,450         2,450
Newnan Development Authority,
   Multifamily Housing, Club at Newnan
   Crossing Project, RB, AMT, 3.970%,
   09/15/36, LOC: Bank of America N.A. (b)                    800           800
Savannah Economic Development
   Authority, Exempt Facilities -
   Consolidated Utilities, Inc. Project, RB,
   AMT, 4.050%, 12/01/19, LOC: Branch
   Banking & Trust Co. (b) (c)                              1,985         1,985
Savannah Economic Development
   Authority, Kennickell Printing Co.
   Project, RB, AMT, 4.050%, 09/01/11,
   LOC: Branch Banking & Trust Co. (b)                      1,195         1,195
Toombs County Hospital Authority,
   Meadows Regional Medical Center
   Project, RB, 3.950%, 12/01/17, LOC:
   Branch Banking & Trust Co. (b)                           4,300         4,300
                                                                    -----------
                                                                         22,740
                                                                    -----------
HAWAII (0.8%)
Hawaii State Airport System, Ser
   PA-1110, RB, AMT, 3.980%, 07/01/09,
   FGIC (b) (c)                                             4,995         4,995
Hawaii, Ser PT-3196, GO, 3.950%,
   07/01/17, Callable 7/01/15 @ 100,
   AMBAC (b) (c)                                           10,000        10,000
                                                                    -----------
                                                                         14,995
                                                                    -----------
IDAHO (0.8%)
Idaho Health Facility Authority, St
   Lukes Regional Medical Center Project,
   RB, 3.990%, 07/01/35, FSA (b)                           14,000        14,000
                                                                    -----------
ILLINOIS (9.4%)
Bloomington-Normal Airport Authority,
   GO, 4.250%, 01/01/12, LOC: Bank One
   N.A. (b)                                                   600           600
Chicago Airport Special Facilities,
   Centerpoint O'Hare LLC Project, RB,
   AMT, 4.000%, 09/01/32, LOC: Bank
   One N.A. (b) (c)                                         2,500         2,500
Chicago Midway Airport, Ser SG 97,
   RB, 3.940%, 01/01/22, Callable 01/01/07
   @ 101, MBIA (b) (c)                                      3,000         3,000

Chicago O'Hare International Airport,
   General Airport 2nd Lien, Ser B, RB,
   3.840%, 01/01/15, LOC: Societe Generale (b)              5,800         5,800
Chicago Waterworks, Merlots Project,
   Ser A 02, GO, 3.370%, 11/01/30 (b) (c)                  14,895        14,895
Chicago, Merlots Project, Ser WWW,
   GO, 3.950%, 01/01/22, AMBAC (b) (c)                     11,000        11,000
Illinois Educational Facilities Authority,
   Chicago Children's Museum Project, RB,
   3.970%, 02/01/28, LOC: Bank One N.A. (b)                 1,600         1,600
Illinois Educational Facilities Authority,
   Museum of Science & Industry Project,
   RB, 3.970%, 11/01/15, LOC: Northern
   Trust Co. (b)                                            3,900         3,900
Illinois Finance Authority, Alexian
   Brothers Health Project, RB, 3.890%,
   04/01/35, LOC: Bank One N.A. (b)                        31,000        31,000
Illinois Finance Authority, Resurrection
   Health, Ser C, RB, 3.900%, 05/15/35,
   LOC: Lasalle Bank N.A. (b)                              29,310        29,310
Illinois Health Facilities Authority,
   Advocate Health Care Project, Ser B, RB,
   3.910%, 08/15/22 (b)                                     1,900         1,900
Illinois Housing Development
   Authority, Center Apartments Project,
   RB, 3.840%, 01/01/08, FSA (b)                            8,200         8,200
Illinois Regional Transportation
   Authority, Ser PT-3518, RB, 3.940%,
   06/01/27, FSA (b) (c)                                   12,985        12,985
Illinois State, Merlots Project, Ser B04,
   GO, 3.950%, 12/01/24, Callable 01/01/12
   @100, FSA (b) (c)                                        7,215         7,215
Jackson-Union Counties Regional Port
   District, Port Facilities, Enron
   Transportation Services, RB, 3.900%,
   04/01/24, LOC: Wachovia Bank N.A. (b)                    5,225         5,225
Lockport Industrial Development,
   Panduit Corp. Project, RB, AMT,
   4.030%, 04/01/25, LOC: Fifth Third
   Bank (b) (c)                                             2,000         2,000
Macon County, Millikin University
    Project, RB, 3.950%, 10/01/28, AMBAC (b)                5,050         5,050
Naperville, Heritage YMCA Group, Inc.
   Project, RB, 3.960%, 12/01/29, LOC:
   Fifth Third Bank (b)                                     6,800         6,800
Regional Transportation Authority, Ser
   PT-2398, RB, 3.940%, 06/01/34, FSA
   (b) (c)                                                  9,980         9,980
Savanna Industrial Development,
   Metform Corp. Project, Ser A, RB, AMT,
   4.020%, 05/01/14, LOC: Bank One N.A. (b)                   500           500
Savanna Industrial Development,
   Metform Corp. Project, Ser B, RB, AMT,
   4.200%, 06/01/09, LOC: Bank One N.A. (b)                 1,400         1,400

Wheeling Industrial Development,
   Circuit Service, Inc. Project, RB, AMT,
   4.200%, 04/01/18, LOC: Bank One
   Illinois N.A. (b) (c)                                    1,400         1,400
                                                                    -----------
                                                                        166,260
                                                                    -----------
INDIANA (3.8%)
Elkhart County Economic Development,
   Holly Park, Inc. Project, RB, AMT,
   4.200%, 02/01/10, LOC: Bank One
   Indiana N.A. (b) (c)                                     1,100         1,100
Evansville Vanderburgh Public Leasing
   Corp., Ser PT-2694, RB, 3.950%,
   01/15/24, Callable 07/15/15 @ 100,
   AMBAC (b) (c)                                            2,000         2,000
Fort Wayne Economic Development,
   Notre Dame Technical Project, RB,
   AMT, 4.020%, 07/01/09, LOC: Bank
   One N.A. (b) (c)                                         1,000         1,000
Indiana Bond Bank, RB, 3.950%,
   02/01/22, Callable 02/01/15 @ 100,
   FGIC (b) (c)                                             5,130         5,130
Indiana Development Finance Authority,
   Christel House Project, RB, 3.960%,
   02/01/23, LOC: Fifth Third Bank (b)                      6,255         6,255
Indiana Development Finance Authority,
   Culver Educational Foundation Project,
   RB, 3.950%, 01/01/32, LOC: Northern
   Trust Co. (b)                                           12,700        12,700
Indiana Development Finance Authority,
   Indiana Historical Society Project, RB,
   3.950%, 08/01/31, LOC: Bank One
   Indiana N.A. (b) (c)                                     1,200         1,200
Indiana Health & Educational Facilities
   Financing Authority, Health System,
   Sisters of St. Francis Project, Ser B, RB,
   3.860%, 11/01/37, MBIA (b)                              10,000        10,000
La Porte County Economic
   Development, Pedcor
   Investments-Woodland Project, RB,
   AMT, 4.020%, 10/01/29, FHLB (b)                          1,200         1,200
Marion Economic Development,
   Wesleyan University Project, RB,
   3.900%, 06/01/36, LOC: Bank of America
   N.A. (b)                                                10,000        10,000
Marshall County Economic
   Development, Culver Educational
   Foundation Project, RB, 3.950%,
   01/01/35, LOC: Bank One N.A. (b)                         8,300         8,300
MSD Warren Township Vision 2005
   School Building Corp., Merlots Project,
   Ser A52, RB, 3.950%, 07/15/20, FGIC (b) (c)              6,595         6,595
West Clark 2000 School Building
   Corp., Ser PT-2631, RB, 3.950%,
   01/15/23, Callable 01/15/15 @ 100,
   MBIA (b) (c)                                             2,985         2,985
                                                                    -----------

                                                                         68,465
                                                                    -----------
IOWA (0.3%)
Iowa Higher Education Loan Authority,
   Private College-Graceland Project, RB,
   3.950%, 02/01/33, LOC: Bank of America
   N.A. (b)                                                 3,600         3,600
Sac County Industrial, Evapco, Inc.
   Project, RB, AMT, 4.000%, 07/01/16,
   LOC: Bank of America N.A. (b)                            2,180         2,180
                                                                    -----------
                                                                          5,780
                                                                    -----------
KENTUCKY (0.7%)
Campbell County Industrial Building,
   Hospital Imaging Co., Inc. Project, RB,
   3.990%, 04/01/20, LOC: Fifth Third
   Bank (b) (c)                                             2,585         2,585
Louisville Regional Airport Authority,
   Special Facilities, BT-OH LLC Project,
   Ser A, RB, AMT, 3.980%, 11/01/36 (b)                    10,500        10,500
                                                                    -----------
                                                                         13,085
                                                                    -----------
LOUISIANA (1.7%)
East Baton Rouge Parish, Pollution
   Control, Exxon Mobil Corp. Project, RB,
   3.940%, 03/01/22 (b)                                    28,000        28,000
Louisiana Housing Finance Agency,
   Multifamily Housing, Ser PT-3513, RB,
   AMT, 3.980%, 03/01/39, FNMA (b)                          2,000         2,000
                                                                    -----------
                                                                         30,000
                                                                    -----------
MARYLAND (1.5%)
Maryland State Economic Development
   Corp., YMCA of Central Maryland, Inc.
   Project, RB, 3.950%, 04/01/28, LOC:
   Branch Banking & Trust Co. (b)                           3,700         3,700
Maryland State Health & Higher
   Educational Facilities Authority,
   University of Maryland Medical System,
   Ser F, RB, 3.900%, 07/01/41, FGIC (b)                   10,000        10,000
Maryland State, Ser PA-816, GO,
   3.930%, 03/01/12, LOC: Merrill Lynch
   Capital Services, Inc. (b) (c)                           5,995         5,995
Montgomery County Housing
   Opportunities Commission, Multifamily
   Housing Development, Ser C, RB,
   3.830%, 07/01/37, LOC: Depfa Bank
   PLC (b)                                                  1,000         1,000
Montgomery County Housing
   Opportunities Commission, Single
   Family Mortgage, Ser C, RB, 3.520%,
   10/26/07, FHA                                            6,705         6,705
                                                                    -----------
                                                                         27,400
                                                                    -----------
MASSACHUSETTS (4.3%)
Massachusetts Bay Transportation
   Authority, Sales Tax, Ser PT-2581, RB,
   3.930%, 07/01/26, LOC: Dexia Credit
   Local (b) (c)                                           29,900        29,900
Massachusetts Housing Finance Agency,
   Ser PA-1333, RB, AMT, 3.940%,
   07/01/25, Callable 07/01/13 @ 100, FSA
   (b) (c)                                                  2,165         2,165

Massachusetts State Development
   Finance Agency, Boston University, Ser
   R-2, RB, 3.980%, 10/01/42, XLCA (b)                      8,000         8,000
Massachusetts State Special Obligations,
   Dedicated Tax, Ser PT-3050, RB,
   3.930%, 01/01/30, FGIC (b) (c)                          24,905        24,905
Massachusetts State Water Pollution
   Abatement Trust, Ser PA-1221, RB,
   3.940%, 08/01/11, LOC: Merrill Lynch
   Capital Services, Inc. (b)                               2,500         2,500
Massachusetts State, Ser PT-1390, GO,
   3.930%, 03/01/10, FSA (b) (c)                            9,890         9,890
                                                                    -----------
                                                                         77,360
                                                                    -----------
MICHIGAN (2.9%)
ABN Amro Munitops Certificate Trust,
   Ser 2004-2, RB, AMT, 4.010%,
   12/20/11, GNMA (b) (c)                                   9,780         9,780
Michigan State Housing Development
   Authority, Rental Housing, Ser A, RB,
   AMT, 3.950%, 04/01/40, FSA (b)                           2,000         2,000
Michigan State, Ser A, GO, 4.250%,
   09/28/07, LOC: Depfa Bank PLC                           15,000        15,081
Oakland County Economic Development
   Corp., Moody Family Ltd. Project, RB,
   AMT, 4.050%, 09/01/12, LOC: Bank
   One Michigan (b) (c)                                       500           500
State of Michigan, School Loan, Ser
   05-C, GO, 3.600%, 10/10/07, LOC:
   Depfa Bank PLC                                          25,000        25,000
                                                                    -----------
                                                                         52,361
                                                                    -----------
MINNESOTA (0.8%)
Minnesota State, Ser PT-400, RB,
   3.610%, 11/01/09, LOC: Merrill Lynch
   Capital Services, Inc. (b)                              14,810        14,829
                                                                    -----------
MISSISSIPPI (0.3%)
Mississippi Development Bank, Special
   Obligation, Ser PT-3303, RB, 3.950%,
   12/01/27, Callable 12/01/15 @ 100,
   AMBAC (b) (c)                                            5,000         5,000
                                                                    -----------
MISSOURI (0.2%)
Carthage Industrial Development
   Authority, Schreiber Project, RB, AMT,
   4.200%, 11/01/10, LOC: First National
   Bank (b) (c)                                             3,100         3,100
Missouri State Environmental
   Improvement & Energy Resource
   Authority, Utilicorp United, Inc. Project,
   RB, AMT, 4.200%, 05/01/28, LOC:
   Toronto Dominion Bank (b)                                  700           700
                                                                    -----------
                                                                          3,800
                                                                    -----------
NEBRASKA (0.3%)
Omaha Public Power District, Electric,
   Ser PT-3607, RB, 3.950%, 02/01/14,
   LOC: Merrill Lynch Services, Inc. (b)                    5,000         5,000
                                                                    -----------
NEVADA (1.3%)
Nevada State, Ser 344, GO, 3.950%,
   05/15/28, Callable 05/15/08 @ 100,
   FGIC (b) (c)                                             5,495         5,495

Nevada State, Ser SG-114, 3.940%,
   03/01/27 (b)                                             5,000         5,000
Washoe County, Ser PT-3452, RB,
   3.940%, 12/01/35, LOC: Dexia Credit
   Local (b)                                               13,000        13,000
                                                                    -----------
                                                                         23,495
                                                                    -----------
NEW JERSEY (4.6%)
Jersey City, Ser PT-2865, GO, 3.940%,
   05/15/22, Callable 05/15/15 @ 100,
   AMBAC (b) (c)                                            4,985         4,985
New Jersey Economic Development
   Authority, Ser PT-1532, RB, 3.940%,
   12/15/14, MBIA (b) (c)                                  10,555        10,555
New Jersey Economic Development
   Authority, Ser PT-2847, RB, 3.930%,
   09/01/22, MBIA (b) (c)                                  19,695        19,695
New Jersey State Transportation Trust
   Fund Authority, Ser MT-072, RB,
   3.930%, 12/15/23, AMBAC (b) (c)                          3,700         3,700
New Jersey State Transportation Trust
   Fund Authority, Ser MT-166, RB,
   3.550%, 12/15/18, Callable 12/15/15 @
   100, FGIC (b)                                            9,495         9,495
New Jersey State Transportation Trust
   Fund Authority, Ser PA-802, RB,
   3.940%, 12/15/09, FSA (b) (c)                           10,000        10,000
New Jersey State Transportation Trust
   Fund Authority, Ser PT-2494, RB,
   3.930%, 12/15/23, AMBAC (b) (c)                             20            20
New Jersey State Turnpike Authority,
   Ser PT-2843, RB, 3.930%, 01/01/30,
   FSA (b) (c)                                             10,540        10,540
New Jersey State, Ser PT-2742, GO,
   3.600%, 07/15/19, Callable 12/01/15 @
   100, AMBAC (b) (c)                                      12,480        12,480
                                                                    -----------
                                                                         81,470
                                                                    -----------
NEW MEXICO (0.9%)
Clayton, Jail Project, Ser MT-286, RB,
   3.530%, 11/01/24, Callable 11/01/16 @
   100, CIFG (b)                                           16,860        16,860
                                                                    -----------
NEW YORK (11.5%)
Jay Street Development Corp., Facility
   Lease, Jay Street Project, Ser A-2,,
   3.940%, 05/01/20, LOC: Depfa Bank
   PLC (b)                                                  8,595         8,595
Jay Street Development Corp., Facility
   Lease, Ser A-2, RB, 3.850%, 05/01/22,
   LOC: Depfa Bank PLC (b)                                  5,900         5,900
Long Island Power Authority, Electric
   System, Ser PA-1150, RB, 3.940%,
   09/01/33, CIFG (b) (c)                                   5,000         5,000
Metropolitan Transportation Authority,
   Ser-1040, RB, 3.950%, 11/15/20,
   Callable 11/15/12 @ 100, FGIC (b) (c)                   30,770        30,770
New York City Housing Development
   Corp., Ser PT-2753, RB, 3.950%,
   07/01/25, Callable 07/01/15 @ 100,
   FGIC (b) (c)                                             2,250         2,250

New York City Housing Development
   Corp., State Renaissance LLC, Ser A,
   RB, AMT, 3.910%, 06/01/37, FHLMC (b)                    27,000        27,000
New York City Municipal Water
   Finance Authority, Water & Sewer
   System, Ser PA-1327, RB, 3.950%,
   06/15/38, Callable 06/15/13 @ 100,
   LOC: Merrill Lynch Capital Services, Inc.
   (b) (c)                                                 25,000        25,000
New York City Municipal Water
   Finance Authority, Water & Sewer
   System, Ser PA-523, RB, 3.950%,
   06/15/30, Callable 06/15/07 @ 101,
   FGIC (b) (c)                                            32,740        32,740
New York State Dormitory Authority,
   Secondary Issues, Ser PA-1305, RB,
   3.950%, 05/15/31, AMBAC (b)                              4,900         4,900
New York State Dormitory Authority,
   Secondary Issues, Ser PT-2645, RB,
   3.950%, 03/15/17, Callable 03/15/15 @
   100, AMBAC (b) (c)                                       9,920         9,920
New York State Dormitory Authority,
   Secondary Issues, Ser PT-2966, RB,
   3.950%, 02/15/25, AMBAC (b)                              5,500         5,500
New York State Dormitory Authority,
   Secondary Issues, Ser PT-3639, RB,
   3.540%, 07/01/13, MBIA (b)                              13,120        13,120
New York State Dormitory Authority,
   Ser PA-784R, RB, 3.950%, 08/15/22,
   MBIA (b) (c)                                             7,000         7,000
New York, Ser PT-2878, GO, 3.940%,
   04/01/25, Callable 04/01/15 @100, CIFG
   (b) (c)                                                  3,865         3,865
New York, Ser PT-3069, GO, 3.940%,
   08/01/25, Callable 08/01/15 @ 100,
   LOC: Merrill Lynch Capital Services, Inc.
   (b) (c)                                                  5,000         5,000
Sales Tax Asset Receivables Corp., Ser
   PT-2450, RB, 3.950%, 10/15/25,
   Callable 10/15/14 @ 100, MBIA (b) (c)                   14,920        14,920
Southeast Industrial Development
   Agency, Unilock New York, Inc. Project,
   RB, AMT, 4.200%, 12/01/12, LOC:
   Bank One N.A. (b) (c)                                    1,600         1,600
                                                                    -----------
                                                                        203,080
                                                                    -----------
NORTH CAROLINA (3.3%)
Charlotte Airport, Charlotte-Douglas
   International, Ser A, RB, AMT, 3.960%,
   07/01/17, MBIA (b)                                       3,300         3,300
Cleveland County Family YMCA, Inc.
   Recreational Facilities, RB, 3.950%,
   08/01/18, LOC: Branch Banking & Trust
   (b) (c)                                                  2,200         2,200
Forsyth County, Communications
   System Project, COP, 3.950%, 10/01/12,
   LOC: Wachovia Bank N.A. (b)                              7,695         7,695
Guilford County Industrial Facilities &
   Pollution Control Financing, YMCA of
   Greensboro, Inc. Project, RB, 3.950%,
   02/01/23, LOC: Branch Banking & Trust
   Co. (b)                                                  4,600         4,600

North Carolina Medical Care
   Commission Healthcare Facilities,
   University Eastern Carolina, Ser C2, RB,
   3.880%, 12/01/36, AMBAC (b)                             20,900        20,900
North Carolina Medical Care
   Commission, Health Care Facilities,
   Friends Homes Project, RB, 3.950%,
   09/01/33, LOC: Bank of America N.A. (b)                  6,670         6,670
North Carolina Medical Care
   Commission, Health Care Facilities,
   Lutheran Services for the Aging Project,
   RB, 3.920%, 03/01/28, LOC: Branch
   Banking & Trust Co. (b)                                  7,935         7,935
North Carolina Medical Care
   Commission, North Carolina Baptist
   Hospitals Project, Ser B, RB, 3.890%,
   06/01/22, LOC: Wachovia Bank of North
   Carolina (b)                                             1,200         1,200
North Carolina Medical Care
   Commission, Westcare Health Systems
   Obligation, Ser A, RB, 3.950%,
   09/01/22, LOC: Branch Banking & Trust
   Co. (b)                                                  4,200         4,200
                                                                    -----------
                                                                         58,700
                                                                    -----------
OHIO (0.6%)
Ohio State Higher Educational Facility
   Commission, Pooled Financing Project,
   RB, 3.980%, 09/01/18, LOC: Fifth Third
   Bank (b)                                                 3,220         3,220
Rickenbacker Port Authority, YMCA of
   Central Ohio Project, RB, 3.980%,
   05/01/22, LOC: Fifth Third Bank (b)                      7,000         7,000
                                                                    -----------
                                                                         10,220
                                                                    -----------
OTHER (10.2%)
Eagle Tax-Exempt Trust, Ser 20001001,
   Cl A, GO, 3.960%, 07/01/15, Callable
   07/01/10 @ 100, LOC: Citibank N.A. (b) (c)               7,025         7,025
Eagle Tax-Exempt Trust, Ser 991301,
   GO, 3.960%, 06/01/25, FSA (b) (c)                        9,900         9,900
Municipal Securities Pool Trust
   Receipts, Ser SG P-18, RB, 4.040%,
   01/01/35, LOC: Societe Generale (b) (c)                    800           800
Municipal Securities Pool Trust
   Receipts, Ser SG-PG 17, 4.040%,
   06/01/34 (b) (c)                                         2,815         2,815
Munimae TE Bond Subsidiary LLC, Ser
   PT-3264, RB, 3.990%, 11/15/25, LOC:
   Merrill Lynch Capital Services, Inc. (b) (c)             9,980         9,980
Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser EC-001, RB,
   4.110%, 10/01/35, LOC: Merrill Lynch
   Capital Services, Inc. (b) (c)                          21,740        21,740
Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser PPT-1001, Cl
   D, 4.010%, 03/01/40 (b) (c)                              8,405         8,405

Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser PPT-1001, Cl
   I, 4.010%, 03/01/40 (b) (c)                              8,520         8,520
Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser PPT-1003, Cl
   A, 3.400%, 01/01/32 (b) (c)                             19,220        19,220
Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser PPT-1003, Cl
   B, 4.010%, 01/01/32 (b) (c)                             55,735        55,735
Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser PPT-34,
   4.280%, 12/01/29 (b) (c)                                30,000        30,000
Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser PPT-36, Cl A,
   4.040%, 01/01/27 (b) (c)                                 2,505         2,505
Puttable Floating Rate Option,
   Tax-Exempt Receipts, Ser PPT-39, Cl A,
   RB, AMT, 4.040%, 10/01/39 (b) (c)                        2,700         2,700
                                                                    -----------
                                                                        179,345
                                                                    -----------
PENNSYLVANIA (3.0%)
Cambria County Industrial Development
   Authority, Cambria Cogen Co. Project,
   Ser A-1, RB, AMT, 3.950%, 12/01/28,
   LOC: Bayerische Hypo-Und Vereinsbank (b)                 7,125         7,125
Delaware River Port Authority, Ser PA
   965, RB, 3.940%, 01/01/10, FSA (b) (c)                   5,920         5,920
Delaware Valley Regional Finance
   Authority, Local Government, Ser
   PA-1028, RB, 3.940%, 01/01/14, LOC:
   Merrill Lynch Capital Services, Inc. (b)                12,000        12,000
Delaware Valley Regional Finance
   Authority, Local Government, Ser
   PA-1041R, RB, 3.940%, 07/01/32, LOC:
   Merrill Lynch Capital Services, Inc. (b) (c)            19,990        19,990
Philadelphia Authority for Industrial
   Development, Chemical Heritage
   Foundation Project, RB, 3.920%,
   07/01/27, LOC: Wachovia Bank N.A. (b)                    8,610         8,610
                                                                    -----------
                                                                         53,645
                                                                    -----------
PUERTO RICO (0.3%)
Puerto Rico Electric Power Authority,
   Ser PA-778R, RB, 3.890%, 07/01/20,
   FSA (b) (c)                                              2,000         2,000
Puerto Rico, Floater - TRS Trust Ser
   2006 FR/RI Lehman Brothers, Inc. as
   Trustor Underwriter, Ser K19, GO,
   3.980%, 07/01/16, MBIA (b) (c)                           3,100         3,100
                                                                    -----------
                                                                          5,100
                                                                    -----------
SOUTH CAROLINA (3.8%)
Berkeley County School District, Ser
   PT-3094, GO, 3.910%, 02/01/17,
   Callable 02/01/13 @ 102, LOC: Merrill
   Lynch Services, Inc. (b)                                 5,000         5,000

Columbia Waterworks & Sewer System,
   Ser PT-2861, RB, 3.950%, 02/01/24,
   Callable 02/01/15, FSA (b) (c)                           2,000         2,000
Patriots Energy Group, Gas Facilities,
   Ser A, RB, 3.900%, 06/01/36, CIFG (b)                   10,000        10,000
South Carolina Educational Facilities
   Authority, Charleston Southern University
   Project, RB, 3.900%, 04/01/28, LOC:
   Bank of America N.A. (b)                                 5,345         5,345
South Carolina Educational Facilities
   Authority, Newberry College Project, RB,
   3.950%, 09/01/35, LOC: Branch
   Banking & Trust Co. (b)                                  8,000         8,000
South Carolina Jobs-Economic
   Development Authority, DCS Diversified
   Coating Systems, Inc. Project, RB,
   AMT, 4.050%, 04/01/17, LOC: Branch
   Banking & Trust Co. (b)                                  2,095         2,095
South Carolina Jobs-Economic
   Development Authority, Sargent Metal
   Fabricators, Inc. Project, RB, AMT,
   4.050%, 11/01/22, LOC: Branch Banking
   & Trust Co. (b)                                          2,280         2,280
South Carolina Jobs-Economic
   Development Authority, USC
   Development Foundation Project, RB,
   3.950%, 12/01/10, LOC: Branch Banking
   & Trust Co. (b)                                          6,000         6,000
South Carolina Jobs-Economic
   Development Authority, YMCA of
   Beaufort County Project, RB, 3.950%,
   12/01/24, LOC: Branch Banking & Trust
   Co. (b)                                                  3,170         3,170
South Carolina State Housing Finance &
   Development Authority, Ser PT-1272,
   RB, 3.990%, 12/15/30, LOC: Merrill
   Lynch Capital Services, Inc. (b) (c)                    10,000        10,000
South Carolina State School, Ser
   PT-1225, GO, 3.930%, 01/01/12 (b)                       10,000        10,000
University of South Carolina
   Development Foundation, RB, 3.950%,
   12/01/10, LOC: Branch Banking & Trust
   Co. (b)                                                  4,000         4,000
                                                                    -----------
                                                                         67,890
                                                                    -----------
TENNESSEE (1.9%)
Covington Industrial Development
   Board, Charms Co. Project, RB, AMT,
   4.020%, 06/01/27, LOC: Bank of America
   N.A. (b)                                                 3,000         3,000
Metropolitan Government, Nashville &
   Davidson County Health & Educational
   Facilities Board, Nashville Christian
   School Project, RB, 3.970%, 09/01/23,
   LOC: SouthTrust Bank N.A. (b)                            1,460         1,460
Tennessee Energy Acquisition Corp.,
   Ser PA-1395, 3.960%, 09/01/21, LOC:
   Merrill Lynch Capital Services, Inc. (b) (c)            15,000        15,000

Volunteer State Student Funding Corp.,
   Student Loan, Ser A-3, RB, 3.970%,
   12/01/17, LOC: Bank of America N.A. (b)                 15,000        15,000
                                                                    -----------
                                                                         34,460
                                                                    -----------
TEXAS (2.5%)
Brazos County Health Facility
   Development Corp., Ser MT-181, RB,
   3.970%, 01/01/19, LOC: Merrill Lynch
   Capital Services, Inc. (b) (c)                           1,675         1,675
Eclipse Funding Trust, Texas
   Southmost College District, Ser
   2006-0061, GO, 3.940%, 02/15/26,
   Callable 02/15/15 @ 100, AMBAC (b) (c)                  10,000        10,000
Garland Electric System, Ser PT-2677,
   RB, 3.950%, 03/01/25, Callable 03/01/14
   @ 100, FSA (b) (c)                                       3,000         3,000
Gulf Coast Waste Disposal Authority,
   Pollution Control, Exxon Mobil Corp.
   Project, 3.940%, 06/01/20 (b)                           20,000        20,000
Harris County Industrial Development
   Corp., Pollution Control, RB, 3.940%,
   03/01/24 (b)                                             3,500         3,500
Lower Colorado River Authority,
   Merlots Project, Ser ZZZ, RB, 3.950%,
   01/01/28, FSA (b) (c)                                    3,500         3,500
Williamson County, Ser PT-2627, GO,
   3.950%, 02/15/18, Callable 02/15/17 @
   100, MBIA (b)                                            2,000         2,000
                                                                    -----------
                                                                         43,675
                                                                    -----------
VIRGINIA (3.9%)
ABN Amro Munitops Certificate Trust,
   Ser 2003-33, RB, 3.940%, 04/01/11,
   MBIA (b) (c)                                             5,370         5,370
Capital Region Airport Commission,
   Richmond International Airport, Ser C,
   RB, AMT, 3.950%, 07/01/23, AMBAC (b)                     5,000         5,000
Clarke County Industrial Development
   Authority, Powhatan School District
   Project, RB, 3.950%, 09/01/22, LOC:
   Branch Banking & Trust Co. (b)                           1,360         1,360
Danville-Pittsylvania Regional Industrial
   Facility Authority, Institute of Advanced
   Research Project, RB, 3.950%, 08/01/12,
   LOC: Branch Banking & Trust Co. (b)                      1,635         1,635
Fairfax County Economic Development
   Authority, Public Broadcasting Services
   Project, RB, 3.900%, 07/01/40, LOC:
   Bank of America N.A. (b)                                 7,500         7,500
Fairfax County Industrial Development
   Authority, Inova Health Systems Project,
   RB, 3.800%, 01/01/30 (b)                                13,000        13,000
Farmville Industrial Development
   Authority, Educational Facilities,
   Longwood Student Housing, Ser B, RB,
   3.900%, 09/01/36, LOC: Bank of America
   N.A. (b)                                                 5,340         5,340

Front Royal & Warren County Industrial
   Development Authority, Warren
   Memorial Hospital Project, RB, 3.950%,
   05/01/23, LOC: Branch Banking & Trust
   Co. (b)                                                  2,835         2,835
Lehman Municipal Receipts, Virginia
   State Housing, Ser 06-K75, RB, AMT,
   4.080%, 01/01/32 (b) (c)                                 3,100         3,100
Louisa County Industrial Development
   Authority, University of Virginia Health
   Services Foundation Project, RB,
   3.850%, 10/01/30, LOC: First Union
   National Bank (b)                                        3,000         3,000
Norfolk Redevelopment & Housing
   Authority, Student Housing Project, RB,
   3.900%, 07/01/34, LOC: Bank of America
   N.A. (b)                                                 7,000         7,000
Shenandoah County Industrial
   Development Authority, Hospital
   Facilities, Shenandoah Memorial
   Hospital, RB, 3.950%, 11/01/14, LOC:
   Branch Banking & Trust Co. (b)                             830           830
Virginia Beach Development Authority,
   Production Road Ventures Project, RB,
   AMT, 4.020%, 09/01/16, LOC:
   Wachovia Bank N.A. (b)                                     900           900
Virginia Biotechnology Research Park
   Authority, United Network of Organ
   Sharing Project, RB, 3.920%, 04/01/27,
   LOC: Wachovia Bank N.A. (b)                              6,485         6,485
Virginia State Public School Authority,
   Ser PT-1619, RB, 3.930%, 08/01/08,
   LOC: Merrill Lynch Capital Services, Inc.
   (b) (c)                                                  2,455         2,455
Williamsburg Industrial Development
   Authority, Colonial Williamsburg
   Project, RB, 3.920%, 10/01/35, LOC:
   First Union National Bank (b)                            4,220         4,220
                                                                    -----------
                                                                         70,030
                                                                    -----------
WASHINGTON (2.3%)
King County Housing Authority, Ser
   PT-2185, RB, 3.930%, 09/20/42 (b)                        5,475         5,475
King County School District No. 401,
   Highline Public Schools, Ser PT-1423,
   GO, 3.950%, 12/01/09, FGIC (b)                           9,980         9,980
King County Sewer, Ser PA-1071, RB,
   3.950%, 01/01/10, FSA (b) (c)                            7,495         7,495
Seattle Certificates, Ser 348, GO,
   3.950%, 12/15/28, Callable 12/15/08 @
   100, LOC: Morgan Stanley Dean Witter
   (b) (c)                                                  4,495         4,495
Washington Public Power Supply
   System, Nuclear Power Project No. 1, Ser
   1A-1, RB, 3.900%, 07/01/17, LOC:
   Bank of America N.A. (b)                                 3,345         3,345
Washington State, Merlots Project, Ser
   B23, GO, 3.950%, 12/01/25, Callable
   06/01/13 @ 100, MBIA (b) (c)                            10,000        10,000
                                                                    -----------

                                                                         40,790
                                                                    -----------
WISCONSIN (1.2%)
ABN AMRO Munitops Certificates
   Trust, Ser 2004-49, GO, 3.960%,
   05/01/12, FSA (b) (c)                                    9,400         9,400
Appleton Industrial Development, Pro
   Label Project, RB, AMT, 4.300%,
   11/01/12, LOC: Bank One N.A. (b) (c)                       585           585
Germantown Industrial, J.W. Speaker
   Corp. Project, RB, AMT, 4.300%,
   08/01/11, LOC: Bank One Milwaukee
   N.A. (b) (c)                                               420           420
Oconomowoc Industrial Development,
   Quest Technologies Project, RB, AMT,
   4.200%, 05/01/18, LOC: Bank One
   Wisconsin (b) (c)                                        1,120         1,120
Wisconsin State Health & Educational
   Facilities Authority, Gundersen Lutheran
   Project, Ser A, RB, 4.050%, 05/01/20,
   FGIC (b)                                                10,000        10,000
                                                                    -----------
                                                                         21,525
                                                                    -----------
WYOMING (0.7%)
Lincoln County, Pollution Control,
   Exxon Mobil Corp. Project, Ser D, RB,
   3.940%, 11/01/14 (b)                                    12,700        12,700
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $1,763,770)                               1,763,770
                                                                    -----------
MONEY MARKETS (0.5%)
Federated Tax-Free Obligations Fund, 3.680%             5,000,000         5,000
Goldman Sachs Financial Square Funds
   Tax Free Money Market Fund, 3.710%                   4,250,878         4,251
                                                                    -----------
TOTAL MONEY MARKETS (COST $9,251)                                         9,251
                                                                    -----------
TOTAL INVESTMENTS (COST $1,773,021) (a) - 99.6%                       1,773,021
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                              7,638
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,780,659
                                                                    ===========

(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
CIFG - Capitalized Interest Financial Guaranty
Cl - Class
COP - Certificates of Participation
FGIC - Security insured by the Financial Guaranty Insurance Company
FHA - Security insured by the Federal Housing Association
FHLB - Security insured by the Federal Home Loan Bank
FHLMC - Security insured by Freddie Mac
FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance
GNMA - Security insured by the Government National Mortgage Association

GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association PLC - Public Limited Company
RB - Revenue Bond
Ser - Series
XLCA - Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT AGENCIES (41.5%)
FANNIE MAE (6.5%)
5.228%, 03/30/07 (c)                                 $     15,000   $    14,820
5.587%, 06/01/07 (c)                                       10,000         9,780
5.341%, 08/31/07 (c)                                       10,000         9,663
4.375%, 09/07/07                                            2,425         2,411
5.274%, 09/28/07 (c)                                        7,100         6,836
5.300%, 01/08/08, Callable 03/14/07 @ 100                  12,500        12,500
                                                                    -----------
                                                                         56,010
                                                                    -----------
FEDERAL FARM CREDIT BANK (8.1%)
5.250%, 02/01/07 (b)                                       50,000        50,000
5.250%, 06/06/07 (b)                                       20,000        20,001
                                                                    -----------
                                                                         70,001
                                                                    -----------
FEDERAL HOME LOAN BANK (15.1%)
5.477%, 01/10/07 (c)                                       15,000        14,980
5.250%, 02/02/07                                            8,300         8,300
5.194%, 02/08/07 (b)                                       15,000        15,000
5.194%, 02/15/07 (b)                                       20,000        20,000
5.250%, 03/01/07 (b)                                       10,000        10,000
5.230%, 03/21/07 (b)                                       30,000        30,000
5.240%, 04/25/07 (b)                                       10,000        10,000
5.555%, 08/15/07, Callable 02/15/07 @ 100                   4,500         4,503
5.200%, 10/17/07, Callable 04/17/07 @ 100                   7,100         7,096
5.400%, 10/26/07, Callable 03/29/07 @ 100                   9,600         9,600
                                                                    -----------
                                                                        129,479
                                                                    -----------
FREDDIE MAC (11.8%)
5.019%, 02/06/07 (c)                                       10,000         9,953
5.029%, 03/06/07 (c)                                       15,000        14,874
5.478%, 03/19/07 (c)                                       10,000         9,888
5.319%, 04/17/07 (c)                                       10,000         9,853
3.750%, 08/03/07                                            5,000         4,957
4.000%, 08/17/07                                            2,595         2,575
4.050%, 09/24/07                                            2,900         2,876
4.625%, 10/05/07                                            8,700         8,663
5.350%, 11/21/07, Callable 02/21/07 @ 100                  22,935        22,934
5.350%, 12/19/07, Callable 03/19/07 @ 100                  15,000        15,000
                                                                    -----------
                                                                        101,573
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $357,063)                          357,063
                                                                    -----------
REPURCHASE AGREEMENTS (58.6%)
Bear Stearns Cos., Inc., 5.275%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $88,086 (collateralized by

   U.S. Government Agencies; DN, due
   01/01/34 - 01/01/36; total market value
   $89,796)                                                88,034        88,034
BNP Paribas, 5.215%, dated 12/29/06, to
   be repurchased on 01/02/07, repurchase
   price $105,628 (collateralized by U.S
   Government Agencies; 2.875% - 6.200%,
   due 06/28/07 - 06/13/17; total market
   value $107,678)                                        105,567       105,567
Lehman Brothers, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $33,322 (collateralized by
   U.S. Government Agencies; 5.500%,
   due 05/01/35; total market value $33,967)               33,303        33,303
Merrill Lynch & Co., Inc., 5.225%,
   dated 12/29/06, to be purchased on
   01/02/07, repurchase price $32,539
   (collateralized by U.S. Government
   Agencies; 4.000% - 5.340%, due 09/22/09
   - 06/22/35; total market value $33,172)                 32,520        32,520
Morgan Stanley, 5.215%, dated
   12/29/06, to be purchased on 01/02/07,
   repurchase price $68,336 (collateralized by
   U.S. Government Agencies; 5.500%, due
   10/01/23 - 02/01/33; total market value
   $69,662)                                                68,297        68,297
UBS Warburg LLC, 5.245%, dated
   12/29/06, to be purchased on 01/02/07,
   repurchase price $175,655 (collateralized
   by U.S. Government Agencies; 5.500% -
   6.000%, due 08/15/13 - 09/15/32; total
   market value $179,066)                                 175,553       175,553
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $503,274)                             503,274
                                                                    -----------
TOTAL INVESTMENTS (COST $860,337) (a) - 100.1%                          860,337
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                             (807)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   859,530
                                                                    ===========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. TREASURY OBLIGATIONS (5.9%)
U.S. TREASURY BILLS (5.9%)
5.097%, 01/04/07 (b)                                 $     18,435      $ 18,427
4.953%, 02/15/07 (b)                                       26,500        26,342
5.177%, 03/15/07 (b)                                       20,000        19,799
5.130%, 04/12/07 (b)                                        9,000         8,875
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $73,443)                           73,443
                                                                    -----------
REPURCHASE AGREEMENTS (94.5%)
ABN AMRO Bank N.V., 4.715%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $155,690 (collateralized
   by U.S. Treasury Obligations; 4.875% -
   6.000%, due 04/30/08 - 04/30/26; total
   market value $158,721)                                 155,608       155,608
Bear Stearns Cos., Inc., 4.565%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $25,733 (collateralized by
   U.S. Treasury Obligations; 2.500% -
   3.750%, due 05/15/08 - 07/15/16; total
   market value $26,239)                                   25,720        25,720
BNP Paribas, 4.715%, dated 12/29/06 to
   be repurchased on 01/02/07, repurchase
   price $150,338 (collateralized by U.S.
   Treasury Obligations; DN - 11.250%,
   due 01/04/07 - 02/15/31; total market value
   $153,266)                                              150,259       150,259
Deutsche Bank AG, 4.815%, dated
   12/29/06 to be repurchased on 01/02/07,
   repurchase price $53,727 (collateralized by
   U.S. Treasury Obligations; DN - 4.875%,
   due 08/31/08 - 05/15/17; total market
   value $54,773)                                          53,698        53,698
Dresdner Bank AG, 4.815%, dated
   12/29/06 to be repurchased on 01/02/07,
   repurchase price $48,441 (collateralized by
   U.S. Treasury Obligations; 3.875% -
   4.625%, due 11/15/09 - 04/15/29; total
   market value $49,385)                                   48,415        48,415
Greenwich Capital Markets, Inc.,
   4.715%, dated 12/29/06 to be repurchased
   on 01/02/07, repurchase price $238,656
   (collateralized by U.S. Treasury
   Obligations; 3.250% - 10.375%, due
   08/15/07 - 11/15/12; total market value
   $243,302)                                              238,531       238,531
HSBC Securities, Inc., 4.715%, dated
   12/29/06 to be repurchased on 01/02/07,
   repurchase price $188,168 (collateralized

   by U.S. Treasury Obligations; 4.500%,
   due 09/31/11; total market value
   $191,834)                                              188,070       188,070
JPMorgan Chase & Co., 4.665%, dated
   12/29/06 to be repurchased on 01/02/07,
   repurchase price $49,440 (collateralized by
   U.S. Treasury Obligations; 3.500% -
   3.875%, due 05/15/09 - 12/15/09; total
   market value $50,404)                                   49,415        49,415
Lehman Brothers, Inc., 4.665%, dated
   12/29/06 to be repurchased on 01/02/07,
   repurchase price $9,159 (collateralized by
   U.S. Treasury Obligations; 4.000%, due
   02/15/14; total market value $9,336)                     9,154         9,154
Merrill Lynch & Co., Inc., 4.665%,
   dated 12/29/06 to be repurchased on
   01/02/07, repurchase price $40,461
   (collateralized by U.S. Treasury
   Obligations; 4.375%, due 12/31/07; total
   market value $41,252)                                   40,440        40,440
Morgan Stanley, 4.765%, dated 12/29/06
   to be repurchased on 01/02/07, repurchase
   price $43,106 (collateralized by U.S.
   Treasury Obligations; 6.125%, due
   08/15/28; total market value $43,945)                   43,083        43,083
UBS Warburg LLC, 4.765%, dated
   12/29/06 to be repurchased on 01/02/07,
   repurchase price $167,966 (collateralized
   by U.S. Treasury Obligations; 6.500%,
   due 02/15/10; total market value
   $167,162)                                              163,879       163,879
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,166,272)                         1,166,272
                                                                    -----------
TOTAL INVESTMENTS (COST $1,239,715) (a) - 100.4%                      1,239,715
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                           (5,025)
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,234,690
                                                                    ===========

----------
(a) Cost for federal income tax purposes is $1,239,717 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousand):

Unrealized Appreciation..................   $--
Unrealized Depreciation..................    (2)
                                            ---
Unrealized Appreciation (Depreciation)...   $(2)
                                            ===

(b)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
VIRGINIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (98.1%)
GUAM (2.0%)
Guam Power Authority, Ser PA-531,
   RB, 3.910%, 10/01/18, LOC: Merrill
   Lynch Capital Services, Inc. (b)                  $     11,025   $    11,025
                                                                    -----------
OTHER (1.9%)
Eagle Tax Exempt Trust Certificates, Ser
 994601, RB, 3.960%, 05/15/19, Callable
 05/15/09 @ 101 LOC: Citibank N.A. (b) (c)                 10,560        10,560
                                                                    -----------
VIRGINIA (86.9%)
Albemarle County Industrial
   Development Authority, University of
   Virginia Health Services Project, RB,
   3.920%, 10/01/22, LOC: Wachovia Bank
   N.A. (b) (c)                                             5,795         5,795
Alexandria Industrial Development
   Authority, American Red Cross Project,
   RB, 3.970%, 01/01/09, LOC: First Union
   National Bank (b)                                        1,665         1,665
Alexandria Industrial Development
   Authority, Association for Supervision &
   Currency Project, RB, 3.920%, 07/01/23,
   LOC: Wachovia National Bank NA (b) (c)                   1,330         1,330
Alexandria Industrial Development
   Authority, Educational Facilities,
   Alexandria County Day School Project,
   RB, 3.970%, 06/01/25, LOC: First Union
   National Bank (b)                                        4,060         4,060
Alexandria Industrial Development
   Authority, Pooled Loan Program, Ser A,
   RB, 3.900%, 07/01/26, LOC: Bank of
   America N.A. (b)                                         1,000         1,000
Arlington County, Ballston Public
   Parking Project, RB, 3.920%, 08/01/17,
   LOC: Citibank N.A. (b)                                   6,350         6,350
Ashland Industrial Development
   Authority, Health & Community Services
   Facilities, YMCA Greater Richmond
   Project, Ser A, RB, 3.920%, 11/01/20,
   LOC: Wachovia Bank N.A. (b) (c)                          8,230         8,230
Big Stone Gap Redevelopment &
   Housing Authority, Correctional Facility
   Lease, RB, 5.000%, 09/01/07                              1,975         1,994
Capital Region Airport Commission,
   Richmond International Airport, Ser C,

   RB, AMT, 3.950%, 07/01/23, AMBAC (b)                     5,845         5,845
Charles City & County Economic
   Development Authority, Waste
   Management, Inc. Project, Ser A, RB,
   AMT, 3.950%, 02/01/29, LOC:
   JPMorgan Chase & Co. (b)                                 4,000         4,000
Charlottesville Industrial Development
   Authority, Seminole, Ser A, RB, 3.930%,
   12/01/13, Callable 12/01/07 @ 100,
   LOC: Branch Banking & Trust Co. (b)                      3,340         3,340
Chesapeake Bay Bridge & Tunnel
   Commission, District Authority, General
   Resolution Project, RB, 5.000%,
   07/01/07, FGIC                                           1,045         1,053
Chesapeake Bay Bridge & Tunnel
   Commission, District Authority, General
   Resolution Project, RB, 3.960%,
   07/01/25, MBIA (b)                                       6,755         6,755
Chesapeake Bay Bridge & Tunnel
   Commission, District Authority, Ser
   A-39, RB, 3.950%, 07/01/25, MBIA (b) (c)                 1,495         1,495
Chesterfield County Industrial
   Development Authority, Ser PT-2133,
   RB, 3.990%, 02/15/07, LOC: Merrill
   Lynch Capital Services, Inc. (b)                         7,995         7,995
Clarke County Industrial Development
   Authority, Hospital Facilities, Winchester
   Medical Center Project, RB, 4.000%,
   01/01/30, FSA (b)                                       19,480        19,480
Danville-Pittsylvania Regional Industrial
   Facility Authority, Institute of Advanced
   Research Project, RB, 3.950%, 08/01/12,
   LOC: Branch Banking & Trust Co. (b)                      5,015         5,015
Emporia Industrial Development
   Authority, Toll VA III Project, RB,
   3.950%, 11/01/23, LOC: Bank of
   America N.A. (b)                                         1,660         1,660
Fairfax County Economic Development
   Authority, Flint Hill School Project, RB,
   3.950%, 09/01/21, LOC: First Union
   National Bank (b) (c)                                    4,365         4,365
Fairfax County Economic Development
   Authority, Public Broadcasting Services
   Project, RB, 3.900%, 07/01/40, LOC:
   Bank of America N.A. (b)                                12,000        12,000
Fairfax County Economic Development
   Authority, Smithsonian Institute, Ser A,
   RB, 3.850%, 12/01/33, LOC: Bank of
   America N.A. (b)                                         4,000         4,000
Fairfax County Economic Development
   Authority, Smithsonian Institute, Ser B,
   RB, 3.930%, 12/01/33, LOC: Bank of
   America N.A. (b)                                         3,700         3,700
Fairfax County Industrial Development
   Authority, Fairfax Hospital Project, Ser A,
   RB, 3.800%, 10/01/25 (b)                                 1,150         1,150

Fairfax County Industrial Development
   Authority, Fairfax Hospital Project, Ser B,
   RB, 3.800%, 10/01/25 (b)                                 4,475         4,475
Fairfax County Industrial Development
   Authority, Inova Health Systems Project,
   RB, 3.800%, 01/01/30 (b)                                 7,920         7,920
Fairfax County Industrial Development
   Authority, Inova Health Systems Project,
   Ser C-1, 3.870%, 05/15/26 (b)                            8,000         8,000
Fairfax County Industrial Development
   Authority, Inova Services Project, Ser A,
   RB, 3.800%, 01/15/22 (b)                                 1,300         1,300
Fairfax County Water Authority,
   Municipal Trade Receipts Project, Ser
   SGB-40A, RB, 3.940%, 04/01/30 (b)                        7,850         7,850
Fairfax County Water Authority, Ser
   A-18, RB, 3.930%, 04/01/23, LOC: IXIS
    Municipal Products (b) (c)                              6,375         6,375
Front Royal & Warren County Industrial
   Development Authority, Warren
   Memorial Hospital Project, RB, 3.950%,
   05/01/23, LOC: Branch Banking & Trust Co. (b)              555           555
Greene County Industrial Development
   Authority, Blue Ridge School Project,
   RB, 3.950%, 06/01/26, LOC: Branch
   Banking & Trust Co. (b)                                  5,550         5,550
Hampton Redevelopment & Housing
   Authority, Multi-Family Housing, Avalon
   Pointe Project, RB, AMT, 3.970%,
   06/15/26, FNMA (b)                                       4,537         4,537
Hampton Roads Jail Authority, Ser 569,
   RB, 3.970%, 07/01/12, MBIA (b) (c)                       1,185         1,185
Hanover County Industrial Development
   Authority, Residential Care Facility,
   Covenant Woods Project, RB, 3.950%,
   07/01/29, LOC: Branch Banking & Trust
   Co. (b) (c)                                             15,985        15,985
Harrisonburg Redevelopment & Housing
   Authority, Multi-Family Housing, Ser
   PT-3097, RB, 4.020%, 05/01/40 (b)                        8,730         8,730
Harrisonburg Redevelopment & Housing
    Authority, Multi-Family Housing,
   Stoney Ridge/Dale Project, RB, 3.800%,
   08/01/32, FHLMC (b)                                     12,610        12,610
Henrico County Economic Development
   Authority, Exempt Facility, White Oak
   Ltd. Project, RB, 3.950%, 10/01/27,
   LOC: Citibank N.A. (b)                                   1,000         1,000
Henrico County Economic Development
   Authority, Steward School Project, RB,
   3.950%, 07/01/33, LOC: Branch Banking
   & Trust Co. (b)                                          2,700         2,700
James City & County Economic
   Development Authority, Industrial
   Development, Historic Jamestown Project,
   RB, 3.920%, 11/01/24, LOC: Wachovia
   Bank N.A. (b)                                              800           800

King George County Industrial
   Development Authority, Lease, Ser
   PT-2473, RB, 3.930%, 03/01/24, FSA (b)                   5,225         5,225
Lehman Municipal Receipts, Virginia
   State Housing, Ser 06-K75, RB, AMT,
   4.080%, 01/01/32 (b) (c)                                 2,000         2,000
Loudoun County Industrial Development
   Authority, Howard Hughes Medical
   Institute Project, Ser D, RB, 4.000%,
   02/15/38 (b)                                            15,200        15,200
Loudoun County Industrial Development
   Authority, Howard Hughes Medical
   Institute Project, Ser F, RB, 3.880%,
   02/15/38 (b)                                             4,400         4,400
Louisa County Industrial Development
   Authority, Pooled Financing Project, RB,
   3.900%, 01/01/20, LOC: Bank of
   America N.A. (b) (c)                                     1,000         1,000
Lynchburg Industrial Development
   Authority, Aerofin Project, RB, AMT,
   4.050%, 03/01/29, LOC: PNC Bank N.A. (b)                 2,075         2,075
Lynchburg Industrial Development
   Authority, Educational Facilities,
   Randolph Macon Project, RB, 3.920%,
   09/01/23, LOC: Wachovia Bank N.A. (b)                    7,720         7,720
Lynchburg Industrial Development
   Hospital Facilities, VHA First Mortgage,
   Mid Atlantic Project, Ser G, RB, 3.930%,
   12/01/25, AMBAC (b)                                     11,480        11,480
Newport News Industrial Development
   Authority, CNU Warwick LLC Student
   Housing Project, RB, 3.900%, 11/01/28,
   LOC: Bank of America N.A. (b)                            5,220         5,220
Norfolk Redevelopment & Housing
   Authority, Old Dominion University
   Foundation, RB, 3.900%, 08/01/31,
   CIFG                                                     8,000         8,000
Norfolk, Capital Improvement, Ser B,
   GO, 5.000%, 07/01/07, FSA (b)                            3,200         3,223
Peninsula Ports Authority, Dominion
   Terminal Associates Project, Ser C, RB,
   3.990%, 07/01/16, LOC: Citibank N.A. (b)                    60            60
Peninsula Ports Authority, Riverside
   Health Systems Project, RB, 4.030%,
   07/01/37 (b)                                            13,300        13,300
Peninsula Ports Authority, Virginia
   Health System, Riverside Health System
   Project, RB, 5.000%, 07/01/07                            1,000         1,007
Portsmouth Redevelopment & Housing
   Authority, MultiFamily Housing, Ser
   PT-3667, RB, AMT, 4.020%, 03/01/50,
   LOC: Merrill Lynch Capital Services, Inc. (b)            3,000         3,000
Richmond, Anticipation Notes, GO,
   4.000%, 06/21/07, State Aid
   Withholding                                             10,000        10,023

Richmond, Ser PT-1601, 3.930%,
   07/15/17, LOC: Merrill Lynch Capital
   Services, Inc. (b)                                      12,515        12,515
Roanoke Industrial Development
   Authority, Hollins University Project,
   RB, 3.970%, 05/01/15, LOC: First Union
   National Bank (b)                                        5,500         5,500
Rockingham County Industrial
   Development Authority, Sunnyside
   Presbyterian Project, RB, 3.950%,
   12/01/33, LOC: Branch Banking & Trust
   Co. (b)                                                  9,765         9,765
Shenandoah County Industrial
   Development Authority, Hospital
   Facilities, Shenandoah Memorial
   Hospital, RB, 3.950%, 11/01/14, LOC:
   Branch Banking & Trust Co. (b)                           1,810         1,810
Spotsylvania County Economic
   Development Authority, Public Facilities,
   Ser PT-2882, RB, 3.930%, 02/01/25,
   Callable 02/01/15 @ 100, FSA (b) (c)                     2,795         2,795
Tobacco Settlement Financing Corp.,
   Ser PA-1341, RB, 3.970%, 06/01/37,
   Callable 06/01/15 @ 100, LOC: Merrill
   Lynch Capital Services, Inc. (b) (c)                       300           300
University of Virginia, Ser A, RB,
   3.970%, 06/01/34 (b)                                    24,500        24,500
Virginia Beach Development Authority,
   Ocean Ranch Project, RB, 3.950%,
   07/01/17, LOC: Branch Banking & Trust
   Co. (b) (c)                                              1,685         1,685
Virginia College Building Authority,
   Educational Facilities, 21st Century
   College & Equipment Programs, RB,
   4.250%, 02/01/07                                         3,000         3,002
Virginia College Building Authority,
   Educational Facilities, 21st Century
   College, Ser B, RB, 4.000%, 02/01/26,
   Callable 02/01/14 @ 100, LOC:
   Wachovia Bank N.A. (b)                                   5,800         5,800
Virginia College Building Authority,
   Educational Facilities, Public Higher
   Education Financing Program, Ser A, RB,
   5.000%, 09/01/07, State Aid
   Withholding                                              1,945         1,963
Virginia College Building Authority,
   Educational Facilities, Ser 134, RB,
   3.970%, 09/01/07, FSA (b) (c)                            9,385         9,385
Virginia Commonwealth Transportation
   Board, Federal Highway Reimbursement
   Notes, 5.000%, 10/01/07                                  1,655         1,674
Virginia Commonwealth Transportation
   Board, ROCS RR II, Ser R 1013, RB,
   3.780%, 04/01/17, Callable 04/01/12 @
   100, LOC: Citigroup Global Markets (b) (c)               6,310         6,310
Virginia Commonwealth Transportation
   Board, Ser SG 134, RB, 3.930%,
   05/15/22, Callable 05/15/09 @ 101,
   LOC: Societe Generale (b) (c)                            9,995         9,994

Virginia Commonwealth University,
   General University Improvements, Ser A,
   RB, 3.990%, 11/01/30, AMBAC (b)                          6,145         6,145
Virginia Housing Development
   Authority, Commonwealth Mortgage, Ser
   PA-1310R, RB, 3.930%, 07/01/36,
   Callable 07/01/11@ 100, MBIA (b) (c)                    10,000        10,000
Virginia Port Authority, Port Facilities,
   Municipal Securities Trust Receipts, Ser
   SG 111, RB, 3.970%, 07/01/24, Callable
   07/01/07 @ 101, MBIA (b) (c)                            14,705        14,705
Virginia Resources Authority, Clean
   Water, Ser PA-790, RB, 3.930%,
   10/01/16, Callable 10/01/10 @ 100,
   LOC: Merrill Lynch Capital Services, Inc.
   (b) (c)                                                  4,600         4,600
Virginia Small Business Financing
   Authority, Clarke County Industrial
   Development Project, PA-1052, RB,
   AMT, 4.050%, 07/01/25, LOC: Branch
   Banking & Trust Co. (b)                                  1,645         1,645
Virginia Small Business Financing
   Authority, Virginia Museum of Fine Arts
   Foundation, RB, 3.900%, 08/01/35,
   LOC: Wachovia National Bank NA (b)                       1,000         1,000
Virginia ST, Ser B, GO, 5.000%,
   06/01/07                                                 6,805         6,848
Virginia State Public Building
   Authority, Ser 131, RB, 3.950%,
   08/01/19, Callable 08/01/08 @ 100 (b) (c)                1,785         1,785
Virginia State Public School Authority,
   School Financing, 1997 Resolution
   Program, Ser C, RB, 5.000%, 08/01/07,
   State Aid Withholding                                    5,660         5,710
Virginia State Public School Authority,
   Ser II-R 4050, RB, 3.950%, 08/01/17,
   Callable 08/01/13 @ 100 (b) (c)                          4,100         4,100
Virginia State Public School Authority,
   Ser PT-1619, RB, 3.930%, 08/01/08,
   LOC: Merrill Lynch Capital Services, Inc.
   (b) (c)                                                  8,385         8,385
Virginia State Public School Authority,
   Ser PT-3269, RB, 3.930%, 08/01/20,
   Callable 08/01/15 @ 100, State Aid
   Withholding (b) (c)                                     15,345        15,345
Virginia State, GO, 4.000%, 06/01/07                        1,500         1,503
Williamsburg Industrial Development
   Authority, Colonial Williamsburg
   Foundation, RB, 3.900%, 12/01/18,
   LOC: Bank of America N.A. (b) (c)                          250           250
Winchester Industrial Development
   Authority, Residential Care Facilities,
   Westminster-Cantenbury, Ser B, RB,
   3.950%, 01/01/10, LOC: Branch
   Banking & Trust Co. (b)                                  2,000         2,000

Winchester Industrial Development
   Authority, Residential Care Facilities,
   Westminster-Cantenbury, Ser B, RB,
   3.950%, 01/01/35, LOC: Branch
   Banking & Trust Co. (b)                                  2,000         2,000
                                                                    -----------
                                                                        477,801
                                                                    -----------
PUERTO RICO (7.3%)
Puerto Rico Electric Power Authority,
   Ser PA-778R, RB, 3.890%, 07/01/20,
   FSA (b) (c)                                              1,400         1,400
Puerto Rico Government Development
   Bank, RB, 3.730%, 12/01/15, MBIA (b)                     5,600         5,600
Puerto Rico Highway & Transportation
   Authority, PT-776, RB, 3.890%,
   01/01/11, FGIC (b) (c)                                   1,900         1,900
Puerto Rico Highway & Transportation
   Authority, Ser PA-1380R, RB, 3.890%,
   07/01/41, CIFG (b) (c)                                   5,000         5,000
Puerto Rico Highway & Transportation
   Authority, Ser PA-472, RB, 3.890%,
   07/01/18, FSA (b) (c)                                      600           600
Puerto Rico Housing, Floater-TRS
   Trust Ser 2006 FR/RI Lehman Brothers,
   Inc. as Trustor Underwriter, Ser K42, RB,
   4.010%, 12/01/19 (c)                                     7,460         7,460
Puerto Rico Infrastructure Financing
   Authority, Ser MT-172, RB, 3.890%,
   07/01/26, FGIC (b) (c)                                   2,485         2,485
Puerto Rico Municipal Finance Agency,
   Ser PT-3326, RB, 3.890%, 08/01/21,
   CIFG (b) (c)                                             4,830         4,830
Puerto Rico Public Building Authority,
   Ser PT-2973, RB, 3.890%, 07/01/16,
   FGIC (b) (c)                                             2,500         2,500
Puerto Rico Public Finance Corp., Ser
   PA-502, 3.890%, 06/01/19, LOC: Merrill
   Lynch Capital Services, Inc. (b) (c)                     1,315         1,315
Puerto Rico, Ser PA-1138R, GO,
   3.890%, 01/01/07, MBIA (b) (c)                           7,300         7,300
                                                                    -----------
                                                                         40,390
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $539,776)                                   539,776
                                                                    -----------
MONEY MARKET (1.3%)
Federated Virginia Municipal Cash
   Trust, Institutional Class, 3.38%                    7,250,643         7,251
                                                                    -----------
TOTAL MONEY MARKET (COST $7,251)                                          7,251
                                                                    -----------
TOTAL INVESTMENTS (COST $547,027) (a) - 99.4%                           547,027
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                              3,228
                                                                    -----------
NET ASSETS - 100.0%                                                 $   550,255
                                                                    ===========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper

CIFG - Capitalized Interest Financial Guaranty
FGIC - Security insured by the Financial Guaranty Insurance Company FHLMC - Security insured by Federal Home Loan Mortgage Corporation FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance
GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CERTIFICATES OF DEPOSIT (7.4%)
BANKS (7.4%)
Calyon NY, 5.295%, 02/02/07 (b)                          $ 50,000    $   50,000
Canadian Imperial Bank NY, 5.300%,
   01/29/07 (b)                                            75,000        75,000
PNC Bank NA, 4.790%, 01/24/07                              35,000        35,000
Royal Bank of Scotland NY, 4.765%,
   01/24/07                                                55,000        55,000
Wells Fargo Bank NA, 5.300%,
   01/19/07 (b)                                            50,000        50,000
                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $265,000)                           265,000
                                                                    -----------
COMMERCIAL PAPERS (33.5%)
BANKS (10.0%)
Allied Irish Banks N.A., Inc., 5.340%,
   11/08/07 (c)                                            25,000        23,920
Australia & New Zealand National Ltd.,
   5.395%, 05/15/07 (c) (d)                                50,000        49,060
Australia & New Zealand National Ltd.,
   5.541%, 07/11/07 (c) (d)                                12,000        11,668
Australia & New Zealand National Ltd.,
   5.272%, 09/27/07 (c) (d)                                35,000        33,708
DEPFA Bank PLC, 5.423%, 09/18/07
   (c) (d)                                                 50,000        48,167
HBOS Treasury Services PLC, 5.400%,
   08/27/07 (d)                                            50,000        50,002
HSBC USA, Inc., 5.453%, 03/01/07 (c) (d)                   35,000        34,699
Skandinavia Enskilda Bank AB,
   5.385%, 11/06/07 (c) (d)                                25,000        23,919
Societe Generale, 5.508%, 05/01/07 (c)                     50,000        49,130
Societe Generale, 5.374%, 06/21/07 (c)                     35,000        34,145
                                                                    -----------
                                                                        358,418
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (23.5%)
Anglesea Funding LLC, 5.404%,
   02/14/07 (c) (d)                                        35,000        34,775
Anglesea Funding LLC, 5.422%,
   03/12/07 (c) (d)                                        35,000        34,644
Anglesea Funding LLC, 5.416%,
   04/17/07 (c) (d)                                        35,000        34,462
Bear Stearns Cos., Inc., 5.393%,
   04/05/07 (b)                                            35,000        35,000
Bear Stearns Cos., Inc., 5.383%,
   06/12/07 (b)                                            50,000        50,000
Beethoven Funding Corp., 5.418%,
   02/23/07, LOC: Dresdner Bank AG, NY
   (c) (d)                                                 24,949        24,754

Catapult-PmX Funding LLC, 5.320%,
   11/30/07 (b) (d)                                        50,000        49,986
Chesham Finance LLC, 5.295%,
   01/12/07 (b) (d)                                        50,000        49,999
Chesham Finance LLC, 5.431%,
   04/12/07 (c) (d)                                        30,000        29,561
Chesham Finance LLC, 5.310%,
   08/02/07 (b) (d)                                        35,000        34,994
Cimarron Ltd., 5.416%, 02/02/07 (c) (d)                    35,000        34,835
Credit Suisse First Boston USA, Inc.,
   5.688%, 04/13/07 (c) (d)                                25,000        24,619
Danske Corp., 5.242%, 12/03/07 (c)                         40,000        38,167
Ebury Finance LLC, 5.408%, 03/19/07
   (c) (d)                                                 17,875        17,676
Ebury Finance LLC, 5.430%, 04/17/07
   (c) (d)                                                 35,000        34,463
Edison Asset Securitization LLC,
   5.445%, 03/14/07 (c) (d)                                32,000        31,665
Grampian Funding LLC, 5.395%,
   05/22/07, LOC: HBOS Treasury Services
   PLC (c) (d)                                             50,000        48,980
ING (US) Funding LLC, 5.681%,
   04/05/07 (c)                                            35,000        34,508
Ixis Commercial Paper, 5.363%,
   06/14/07 (c) (d)                                        35,000        34,179
Merrill Lynch & Co., Inc., 5.449%,
   05/15/07 (c)                                            35,000        34,324
Nelnet Student Asset Funding LLC,
   5.297%, 08/30/07 (c) (d)                                30,000        28,990
Nestle Capital Corp., 5.548%, 08/01/07
   (c) (d)                                                 55,000        53,314
Tierra Alta Funding Ltd., 5.442%,
   01/30/07 (c) (d)                                        50,000        49,785
                                                                    -----------
                                                                        843,680
                                                                    -----------
TOTAL COMMERCIAL PAPERS (COST $1,202,098)                             1,202,098
                                                                    -----------
CORPORATE BONDS (47.7%)
BANKS (5.8%)
Barclays Bank PLC NY, 5.320%,
   06/04/07 (b)                                            35,000        35,000
National City Bank Cleveland, 5.295%,
   01/22/07 (b)                                            50,000        50,000
National City Bank Cleveland, 5.315%,
   09/18/07 (b)                                            25,000        24,998
Nordea Bank Finland NY, 5.300%,
   06/15/07 (b)                                            75,000        75,000
Wells Fargo Bank NA, 5.300%,
   06/11/07 (b)                                            25,000        25,000
                                                                    -----------
                                                                        209,998
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (41.9%)
Atlas Capital Funding Corp., 5.350%,
   07/16/07 (b) (d)                                        75,000        74,999
Atlas Capital Funding Corp., 5.340%,
   09/10/07 (b) (d)                                        30,000        30,000
Beta Finance, Inc., 5.308%, 01/11/07 (b) (d)               30,000        30,000
Beta Finance, Inc., 5.315%, 07/25/07 (b) (d)               35,000        34,998

Beta Finance, Inc., 5.305%, 09/28/07 (b) (d)               30,000        29,998
Beta Finance, Inc., 5.300%, 10/23/07 (d)                   30,000        30,000
CC USA, Inc., 5.244%, 03/20/07 (b) (d)                     30,000        29,999
CC USA, Inc., 5.330%, 05/30/07 (d)                         50,000        50,000
CC USA, Inc., 5.310%, 10/23/07 (b) (d)                     30,000        29,998
Cheyne Finance LLC, 5.317%, 03/26/07
   (b) (d)                                                 50,000        49,999
Cheyne Finance LLC, 5.323%, 05/15/07
   (b) (d)                                                 50,000        49,998
Cheyne Finance LLC, 5.315%, 11/26/07
   (b) (d)                                                 35,000        34,994
Cullinan Finance Corp., 5.320%,
   10/25/07 (b) (d)                                        50,000        49,996
Dorada Finance, Inc., 5.310%, 01/08/07
   (b) (d)                                                 50,000        50,000
Dorada Finance, Inc., 5.315%, 07/25/07
   (b) (d)                                                 30,000        29,998
Dorada Finance, Inc., 5.305%, 09/18/07
   (b) (d)                                                 35,000        34,998
Ebury Finance LLC, 5.300%, 10/19/07
   (b) (d)                                                 50,000        49,990
Five Finance, Inc., 5.310%, 05/25/07 (b) (d)               35,000        34,999
Five Finance, Inc., 5.315%, 05/31/07 (b) (d)               21,000        21,000
Five Finance, Inc., 5.310%, 08/15/07 (b) (d)               35,000        34,998
Five Finance, Inc., 5.310%, 10/30/07 (b) (d)               25,000        24,996
K2 (USA) LLC, 5.310%, 01/11/07 (b) (d)                     35,000        35,000
K2 (USA) LLC, 5.325%, 08/07/07 (b) (d)                     30,000        30,000
K2 (USA) LLC, 5.320%, 11/21/07 (b) (d)                     50,000        49,995
Liberty Light US Capital, 5.320%,
   01/12/07 (b) (d)                                        75,000        74,999
Liberty Light US Capital, 5.320%,
   05/11/07 (b) (d)                                        40,000        40,000
Liberty Light US Capital, 5.320%,
   06/29/07 (b) (d)                                        15,000        15,000
Merrill Lynch & Co., Inc., Ser C,
   5.315%, 05/14/07 (b)                                    50,000        50,000
Morgan Stanley, 5.410%, 01/04/08 (b)                       25,000        25,000
Sigma Finance, Inc., 5.320%, 01/03/07
   (b) (d)                                                 35,000        35,000
Sigma Finance, Inc., 5.320%, 01/16/07
   (b) (d)                                                 50,000        50,000
Sigma Finance, Inc., 5.320%, 08/06/07
   (b) (d)                                                 25,000        24,999
Stanfield Victoria LLC, 5.330%,
   01/08/07 (b) (d)                                        35,000        35,000
Stanfield Victoria LLC, 5.300%,
   04/16/07 (b) (d)                                        30,000        30,000

Stanfield Victoria LLC, 5.325%,
   08/20/07 (b) (d)                                        50,000        50,000
Toyota Motor Credit Corp., Ser B,
   5.340%, 07/16/07 (b)                                    50,000        50,006
Whistlejacket Capital Ltd., 5.320%,
   01/12/07 (b) (d)                                        50,000        50,000
Whistlejacket Capital Ltd., 5.320%,
   01/17/07 (b) (d)                                        25,000        25,000
Whistlejacket Capital Ltd., 5.310%,
   05/15/07 (b) (d)                                        30,000        29,999
                                                                    -----------
                                                                      1,505,956
                                                                    -----------
TOTAL CORPORATE BONDS (COST $1,715,954)                               1,715,954
                                                                    -----------
MASTER NOTE (3.0%)
BANKS (3.0%)
Bank of America Corp., 5.383% (b) (e)                     108,000       108,000
                                                                    -----------
TOTAL MASTER NOTE (COST $108,000)                                       108,000
                                                                    -----------
MUNICIPAL BONDS (3.4%)
COLORADO (2.3%)
Colorado Housing & Finance Authority,
   RB, 5.380%, 11/01/32, LOC: JP Morgan
   Chase Bank (b)                                          24,040        24,040
Colorado Housing & Finance Authority,
   RB, 5.380%, 11/01/33, LOC: JP Morgan
   Chase Bank (b)                                          14,040        14,040
Colorado Housing & Finance Authority,
   RB, 5.380%, 10/01/34, FHLB (b)                          19,000        19,000
Colorado Housing & Finance Authority,
   RB, 5.380%, 11/01/34, LOC: Dexia
   Credit Local (b)                                        20,020        20,020
Colorado Housing & Finance Authority,
   RB, 5.380%, 11/01/35, LOC: Lloyds
   TSB Bank PLC (b)                                         5,080         5,080
                                                                    -----------
                                                                         82,180
                                                                    -----------
ILLINOIS (0.3%)
Wheaton College, University
   Improvements, Ser A, RB, 5.380%,
   10/01/35, LOC: JP Morgan Chase Bank (b)                 10,000        10,000
                                                                    -----------
MISSISSIPPI (0.1%)
Mississippi Development Bank Special
   Obligation, Mceda Board Project, RB,
   5.400%, 12/01/23, AMBAC, LOC:
   Wachovia Bank NA (b)                                     3,630         3,630
                                                                    -----------
VIRGINIA (0.7%)
Newport News Economic Development
   Authority, Ship Building Project, Ser A,
   RB, 5.400%, 07/01/31, LOC: Wachovia
   Bank NA (b)                                              4,160         4,160
Newport News Economic Development
   Authority, Ship Building Project, Ser A,
   RB, 5.450%, 07/01/31, LOC: Wachovia
   Bank NA (b)                                             20,630        20,630
                                                                    -----------
                                                                         24,790
                                                                    -----------


TOTAL MUNICIPAL BONDS (COST $120,600)                                   120,600
                                                                    -----------
REPURCHASE AGREEMENTS (4.6%)

ABN AMRO Bank N.V., 5.245%,
   dated 12/29/06, to be repurchased on
   01/02/07, repurchase price $24,335
   (collateralized by U.S. Government
   Agencies; 4.375%, due 10/03/08; total
   market value $24,810)                                   24,321        24,321
Bear Stearns Cos., Inc., 5.275%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $17,564 (collateralized by
   U.S. Government Agencies; DN, due
   01/01/36 - 11/01/36; total market value
   $17,905)                                                17,554        17,554
BNP Paribas, 5.215%, dated 12/29/06,
   to be repurchased on 01/02/07, repurchase
   price $10,374 (collateralized by U.S.
   Government Agencies; 4.625%, due
   08/08/07; total market value $10,580)                   10,368        10,368
HSBC Securities, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $37,021 (collateralized by
   U.S. Government Agencies; 6.000%, due
   12/01/36; total market value $37,744)                   36,999        36,999
Lehman Brothers, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $19,640 (collateralized by
   U.S. Government Agencies; 5.500%,
   due 05/01/35; total market value
   $20,022)                                                19,629        19,629
Merrill Lynch & Co., Inc., 5.225%,
   dated 12/29/06, to be repurchased on
   01/02/07, repurchase price $21,864
   (collateralized by U.S. Government
   Agencies; DN - 5.680%, due 04/13/07 -
   01/22/27; total market value $22,290)                   21,852        21,852
UBS Warburg LLC, 5.245%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $33,550 (collateralized by
   U.S. Government Agencies; 5.600%, due
   08/15/13; total market value $34,203)                   33,530        33,530
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $164,253)                             164,253
                                                                    -----------
TOTAL INVESTMENTS (COST $3,575,905) (a) - 99.6%                       3,575,905
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             14,695
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 3,590,600
                                                                    ===========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Perpetual maturity.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation DN - Discount Note
FHLB - Security insured by Federal Home Loan Bank
LLC - Limited Liability Corporation
LOC - Line of Credit
PLC - Public Limited Company
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS (95.8%)
ALABAMA (1.3%)
Alabama Special Care Facilities, Financing
   Authority Hospital, Depreciable Assets, RB,
   3.840%, 04/01/15, FGIC (b)                        $        600   $       600
Daphne-Villa, Mercy Alabama Special
   Care Facilities Financing Authority, Mercy
   Medical Project, RB, 3.900%, 12/01/30,
   LOC: Southtrust Bank N.A.(b)                               100           100
                                                                    -----------
                                                                            700
                                                                    -----------
ALASKA (3.6%)
Valdez Marine Terminal, Exxonmobil Project,
   3.940%, 12/01/29 (b)                                     2,000         2,000
                                                                    -----------
CALIFORNIA (5.4%)
California Housing Finance Agency, Home Mortgage,
   Ser U, RB, AMT, 3.970%, 02/01/31, FSA (b)                2,000         2,000
Los Angeles Regional Airports
   Improvement Corp., Sublease, Los Angeles
   International Airport, RB, 3.990%, 12/01/25,
   LOC: Societe Generale (b)                                1,000         1,000
                                                                    -----------
                                                                          3,000
                                                                    -----------
COLORADO (1.8%)
Denver City & County Airport, Ser E, AMT, 5.000%,
   11/15/07, XLCA                                           1,000         1,012
                                                                    -----------
CONNECTICUT (5.4%)
Connecticut State Housing Finance Authority,
   Mortgage Finance Program, Subser B-2, RB, AMT,
   3.940%, 11/15/38, AMBAC (b)                              3,000         3,000
                                                                    -----------
FLORIDA (15.1%)
Collier County Housing Finance Authority, Brittany
   Apartments Project, Ser A, RB, AMT, 3.940%,
   07/15/34, FNMA (b)                                       2,050         2,050
Florida Housing Finance Agency,
   Ashley Lake II Project, RB, AMT,
   3.940%, 12/01/11, FHLMC (b)                                250           250
Florida Housing Finance Agency,
   Multifamily Housing - Banyon, Ser L,
   RB, AMT, 3.940%, 12/01/25 (b)                              355           355
Marion County Hospital District, Health
   Systems Improvement, Munroe Regional
   Health, RB, 3.920%, 10/01/30, LOC:
   Amsouth Bank of Florida (b)                                960           960

Miami Dade County, 3.560%, 06/01/07                         2,000         2,000
Orange County Housing Finance Authority,
   Multifamily Housing, Northbridge Phase II,
   Ser A, RB, AMT, 3.940%, 09/15/36,
   LOC: Southtrust Bank N.A. (b)                              900           900
Tampa-Hillsborough County Expressway Authority,
   Trust Receipts K13, Ser D, RB, 4.030%,
   07/01/23, AMBAC (b) (c)                                  2,000         2,000
                                                                    -----------
                                                                          8,515
                                                                    -----------
GEORGIA (5.4%)
Fulton County Development Authority, King's Ridge
   Christian School, RB, 3.950%, 05/01/26,
   LOC: Branch Banking & Trust (b)                          3,000         3,000
                                                                    -----------
HAWAII (5.4%)
Hawaii State, Ser PT-3354, GO, 3.940%, 07/01/17,
   Callable 07/01/15 @ 100, AMBAC (b) (c)                   3,000         2,999
                                                                    -----------
ILLINOIS (2.5%)
Illinois Development Finance Authority, Lyric
   Opera Chicago Project, RB, 3.950%, 12/01/28 (b)          1,000         1,000
Illinois Finance Authority, Alexian
   Brothers Health, RB, 3.890%, 04/01/35,
   LOC: Bank One N.A. (b)                                     200           200
Illinois Health Facilities Authority, Decatur
   Memorial Hospital Project, Ser A, RB, 3.890%,
   11/15/24, MBIA (b)                                         200           200
                                                                    -----------
                                                                          1,400
                                                                    -----------
INDIANA (3.9%)
Wayne Township, Marion County School Building
   Corp., RB, 3.950%, 07/15/26, FGIC (b) (c)                2,200         2,200
                                                                    -----------
MARYLAND (3.6%)
Montgomery County, Housing Opportunities
   Commission, Oakfield Apartments, Issue I, RB,
   AMT, 3.950%, 10/15/39, FNMA (b)                          2,000         2,000
                                                                    -----------
MASSACHUSETTS (4.5%)
Massachusetts State Development Finance Agency,
   Boston University, Ser R-4, RB, 3.980%,
   10/01/42, XLCA (b)                                       2,500         2,500
                                                                    -----------
MICHIGAN (4.5%)
Michigan State Housing Development Authority,
   Rental Housing, Ser A, RB, AMT, 3.940%,
   10/01/39, FGIC (b)                                       2,500         2,500
                                                                    -----------
NEW JERSEY (4.0%)
Essex County Improvement Authority, Ser PA-648,
   RB, 3.940%, 10/01/20, FGIC (b)                           2,250         2,250
                                                                    -----------
NEW YORK (7.2%)
New York City Capital Resources Corp., Enhanced
   Assistance Program, RB, 3.850%, 01/01/26,
   LOC: Bank Of America N.A. (b)                            3,000         3,000

New York City Housing Development Corp.,
   Multifamily, Manhattan Court Development,
   Ser A, RB, AMT, 3.930%, 06/01/36,
   LOC: Citibank N.A. (b)                                     100           100
New York City Transitional Finance Authority,
   NYC Recovery, Ser 3, Subser 3C, RB, 3.850%,
   11/01/22, LOC: Dexia Credit Local (b)                    1,000         1,000
                                                                    -----------
                                                                          4,100
                                                                    -----------
NORTH CAROLINA (1.8%)
Raleigh, Downtown Improvement Projects, Ser B,
   COP, 3.890%, 02/01/34, LOC: Depha Bank PLC (b)           1,000         1,000
                                                                    -----------
OHIO (6.3%)
Ohio State Environmental Improvement, Newark Group
   Industries, Inc. Project, RB, AMT, 3.960%,
   12/01/26, LOC: JP Morgan Chase Bank (b)                  3,500         3,500
                                                                    -----------
OTHER (5.4%)
Puttable Floating Rate Option, Tax-Exempt
   Receipts, SunAmerica Trust 2001-2, Cl A, RB,
   AMT, 3.980%, 12/01/31, FHLMC (b) (c)                     3,000         3,000
                                                                    -----------
PENNSYLVANIA (3.6%)
South Fork Municipal Authority, Hospital,
   Conemaugh Health System, Ser A, RB, 3.990%,
   07/01/28, MBIA (b)                                       2,000         2,000
                                                                    -----------
TEXAS (1.4%)
Mesquite Industrial Development Corp.,
   Championship Rodeo, RB, 4.150%, 12/01/10,
   LOC: Bank One Texas N.A (b)                                760           760
                                                                    -----------
VIRGINIA (3.7%)
Farmville Industrial Development Authority,
   Educational Facilities, Longwood Student
   Housing, Ser A, RB, 3.900%, 09/01/36,
   LOC: Bank of America (b)                                 2,080         2,080
                                                                    -----------
TOTAL MUNICIPAL BONDS (COST $53,516)                                     53,516
                                                                    -----------
MONEY MARKET (3.9%)
Fidelity Tax Free Fund, 3.450%                          2,205,548         2,206
                                                                    -----------
TOTAL MONEY MARKET (COST $2,206)                                          2,206
                                                                    -----------
TOTAL INVESTMENTS (COST $55,722) (a) - 99.7%                             55,722
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                161
                                                                    -----------
NET ASSETS - 100.0%                                                 $    55,883
                                                                    ===========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
COP - Certificates of Participation
FGIC - Security insured by the Financial Guaranty Insurance Company
FHLMC - Security insured by Freddie Mac
FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association
PLC - Public Limited Company
RB - Revenue Bond
Ser - Series
XLCA- Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
U.S. GOVERNMENT AGENCIES (42.9%)
FANNIE MAE  (8.4%)
5.263%, 02/23/07 (c)                                      $  10,000   $    9,926
5.234%, 03/30/07 (c)                                         20,000       19,759
5.304%, 04/27/07 (c)                                         10,000        9,840
5.475%, 04/30/07 (c)                                         10,000        9,829
5.587%, 06/01/07 (c)                                         10,000        9,780
4.375%, 09/07/07                                              2,575        2,560
5.274%, 09/28/07 (c)                                          9,200        8,858
5.300%, 01/08/08, Callable 03/14/07 @
   100                                                       14,500       14,500
                                                                      ----------
                                                                          85,052
                                                                      ----------

FEDERAL FARM CREDIT BANK (10.4%)
5.250%, 01/22/07 (b)                                         74,800       74,800
5.250%, 06/06/07 (b)                                         30,000       30,002
                                                                      ----------
                                                                         104,802
                                                                      ----------

FEDERAL HOME LOAN BANK (15.7%)
5.250%, 01/08/07 (b)                                         10,000       10,000
5.477%, 01/10/07 (c)                                         10,000        9,987
5.250%, 02/02/07                                             10,700       10,700
5.194%, 02/08/07 (b)                                         15,000       15,000
5.194%, 02/15/07 (b)                                         30,000       30,000
5.230%, 03/21/07 (b)                                         20,000       20,000
5.240%, 04/23/07 (b)                                         10,000       10,000
5.240%, 04/25/07 (b)                                         10,000       10,000
5.240%, 06/27/07 (b)                                         13,700       13,699
5.555%, 08/15/07, Callable 02/15/07 @
   100                                                        5,500        5,503
5.200%, 10/17/07, Callable 04/17/07 @
   100                                                        9,900        9,894
5.400%, 10/26/07, Callable 03/29/07 @
   100                                                       12,400       12,400
                                                                      ----------
                                                                         157,183
                                                                      ----------

FREDDIE MAC (8.4%)
5.478%, 03/19/07 (c)                                         10,000        9,888
5.319%, 04/17/07 (c)                                         10,000        9,853
5.293%, 05/01/07 (c)                                         10,000        9,834
5.521%, 07/11/07 (c)                                         15,000       14,589
4.000%, 08/17/07                                              2,755        2,734
4.050%, 09/24/07                                              3,100        3,074
4.625%, 10/05/07                                              9,300        9,260
5.350%, 11/21/07, Callable 02/21/07 @
   100                                                       15,845       15,845
5.350%, 12/19/07, Callable 03/19/07 @
   100                                                       10,000       10,000
                                                                      ----------
                                                                          85,077
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $432,114)                           432,114
                                                                      ----------

REPURCHASE AGREEMENTS (57.1%)
ABN AMRO Bank N.V., 5.245%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $81,174 (collateralized by
   U.S. Treasury Obligations; 7.875%, due
   02/15/21; total market value $82,749)                     81,127       81,127
BNP Paribas, 5.215%, dated 12/29/06, to
   be repurchased on 01/02/07, repurchase
   price $98,384 (collateralized by U.S.
   Government Agencies; DN - 5.780%, due
   06/05/07 - 10/18/16; total market value
   $100,294)                                                 98,327       98,327
HSBC Securities, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $66,445 (collateralized by
   U.S. Government Agencies; 4.500% -
   7.500%, due 02/01/31 - 04/01/36; total
   market value $67,739)                                     66,406       66,406
Lehman Brothers, Inc., 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $40,090 (collateralized
   by U.S. Government Agencies; 5.500%,
   due 05/01/35; total market value
   $40,868)                                                  40,067       40,067
Merrill Lynch & Co., Inc., 5.225%,
   dated 12/29/06, to be repurchased on
   01/02/07, repurchase price $45,603
   (collateralized by U.S. Government
   Agencies; 5.340% - 6.600%, due 11/20/13
   - 12/26/36; total market value $46,489)                   45,576       45,576
Morgan Stanley, 5.215%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $68,543 (collateralized by
   U.S. Government Agencies; 4.500% -
   5.000%, due 08/01/20 - 04/01/33; total
   market value $69,873)                                     68,503       68,503
UBS Warburg LLC, 5.245%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $176,082 (collateralized
   by U.S. Government Agencies; 5.000% -
   6.000%, due 09/15/16 - 07/15/32; total
   market value $179,503)                                   175,980      175,980
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $575,986)                              575,986
                                                                      ----------

TOTAL INVESTMENTS (COST $1,008,100) (a) - 100.0%                       1,008,100
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                (196)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,007,904
                                                                      ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN - Discount Note

LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
U.S. TREASURY OBLIGATIONS  (3.5%)
U.S. TREASURY BILLS (3.5%)

5.097%, 01/04/07 (b)                                    $    23,275   $   23,265
4.953%, 02/15/07 (b)                                         31,000       30,814
5.177%, 03/15/07 (b)                                         20,000       19,799
5.130%, 04/12/07 (b)                                         43,000       42,405
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $116,283)                          116,283
                                                                      ----------
REPURCHASE AGREEMENTS (96.9%)
ABN AMRO Bank N.V., 4.715%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $539,423 (collateralized
   by U.S. Treasury Obligations; 4.000% -
   9.125%, due 04/15/10 - 02/15/36; total
   market value $549,924)                                   539,141      539,141
Bear Stearns Cos., Inc., 4.565%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $24,745 (collateralized by
   U.S. Treasury Obligations; 2.500% -
   3.750%, due 05/15/08 - 07/15/16; total
   market value $25,231)                                     24,733       24,733
BNP Paribas, 4.715%, dated 12/29/06, to
   be repurchased on 01/02/07, repurchase
   price $525,520 (collateralized by U.S.
   Treasury Obligations; 2.000% - 3.875%,
   due 07/15/14 - 04/15/29; total market
   value $535,751)                                          525,245      525,245
Deutsche Bank AG, 4.815%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $51,416 (collateralized by
   U.S. Treasury Obligations; DN -
   8.125%, due 11/15/08 - 08/15/25; total
   market value $52,417)                                     51,388       51,388
Dresdner Bank AG, 4.815%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $139,356 (collateralized by
   U.S. Treasury Obligations; DN -
   8.750%, due 01/04/07 - 02/15/36; total
   market value $142,070)                                   139,281      139,281
Greenwich Capital Markets, Inc.,
   4.715%, dated 12/29/06, to be repurchased
   on 01/02/07, repurchase price $477,765
   (collateralized by U.S. Treasury
   Obligations; 3.000% - 11.250%, due
   10/31/08 - 02/15/15; total market value
   $487,067)                                                477,514      477,514
HSBC Securities, Inc., 4.715%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $565,353 (collateralized
   by U.S. Treasury Obligations; 4.500% -
   4.875%, due 07/31/11 - 10/31/11; total
   market value $576,361)                                   565,057      565,057

JPMorgan Chase & Co., 4.665%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $117,021 (collateralized
   by U.S. Treasury Obligations; 3.875% -
   4.625%, due 05/15/09 - 09/30/11; total
   market value $119,304)                                   116,961      116,961
Lehman Brothers, Inc., 4.665%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $15,851 (collateralized by
   U.S. Treasury Obligations; 4.000%, due
   02/15/14; total market value $16,156)                     15,843       15,843
Merrill Lynch & Co., Inc., 4.665%,
   dated 12/29/06, to be repurchased on
   01/02/07, repurchase price $77,178
   (collateralized by U.S. Treasury
   Obligations; 4.375% - 5.125%, due
   12/31/07 - 05/15/16; total market value
   $78,682)                                                  77,138       77,138
Morgan Stanley, 4.765%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $83,384 (collateralized by
   U.S. Treasury Obligations; DN, due
   08/15/22 - 11/15/22; total market value
   $85,007)                                                  83,340       83,340
UBS Warburg LLC, 4.765%, dated
   12/29/06, to be repurchased on 01/02/07,
   repurchase price $581,725 (collateralized
   by U.S. Treasury Obligations; 1.875% -
   3.625%, due 05/15/13 - 07/15/15; total
   market value $593,049)                                   581,419      581,419
                                                                      ----------

TOTAL REPURCHASE AGREEMENTS (COST $3,197,060)                          3,197,060
                                                                      ----------
TOTAL INVESTMENTS (COST $3,313,343) (a) - 100.4%                       3,313,343
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                          (11,999)
                                                                      ----------
NET ASSETS - 100.0%                                                   $3,301,344
                                                                      ==========

---------
(a) Cost for federal income tax purposes is $3,313,348 (in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (in thousands):

Unrealized Appreciation..................   $--
Unrealized Depreciation..................    (5)
                                            ---
Unrealized Appreciation (Depreciation)...    (5)
                                            ===

(b)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
-------------------------------------------

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company offering the following funds as of December 31, 2006: Aggressive Growth Stock Fund, Capital Appreciation Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Quantitative Equity Fund (formerly Strategic Quantitative Equity Fund), Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Quantitative Equity Fund, Small Cap Value Equity Fund, Balanced Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund, Life Vision Target Date 2035 Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund (formerly Florida Tax-Exempt Bond
Fund), High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund (formerly Core Bond Fund), U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds' prospectuses provide a description of the Funds' investment objectives, policies, and strategies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.


2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the "Schedules"). These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund , Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the "Money Market Funds") state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not "readily available" are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds' Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' accounting agent and may preauthorize the Funds' accounting agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not pre-authorize the Funds' accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee meeting be called. In addition, the Funds' accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the "Life Vision Funds") consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

Security Transactions - During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period

Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and
(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Contracts - The International Equity, International Equity Index, Balanced, Intermediate Bond, Investment Grade Bond, Strategic Income and Total Return Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of December 31, 2006, the Funds did not have open foreign currency contracts.

Securities Lending - The Capital Appreciation Fund, International Equity Fund, International Equity Index Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Balanced Fund, High Income Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund and U.S. Government Securities Ultra-Short Bond Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The value of the collateral for the equity funds is at least 100% of the market value of the securities loaned, or in the case of the fixed income funds, the initial value of the collateral is at least 102% of the market value of the securities loaned and 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At December 31, 2006, the Portfolio was invested in repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 5.353% to 5.580% and maturity dates ranging from 01/02/07 to 02/25/21).

Repurchase Agreements - The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities

("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

TBA Purchase Commitments - The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

Mortgage Dollar Rolls - The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of December 31, 2006, there were no open mortgage dollar rolls.

Restricted Securities - A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 ("1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The restricted securities held by the Funds as of December 31, 2006 are identified on each Fund's Schedule of Portfolio Investments.

Swap Agreements - The Balanced, High Income, Intermediate Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond and Total Return Bond Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as "unrealized appreciation or depreciation on swap agreements" and, when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements". The Fund's current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund's custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

Credit default swap ("CDS") agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

New Accounting Pronouncements - In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3. Risks

The International Equity, International Equity Index, Balanced, Intermediate Bond, Investment Grade Bond, Strategic Income and Total Return Bond Funds invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of interest rate fluctuation and price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The Georgia Tax-Exempt Bond, High Grade Municipal Bond (formerly Florida Tax-Exempt Bond), Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond and Virginia Tax-Free Money Market Funds investment in securities of issuers located in a specific region and this concentration of investments subjects each Fund to the economic and government policies of that region.

The High Quality Bond, Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, U.S. Government Securities, U.S. Government Securities Ultra-Short Bond and Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund's average duration.

The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

4. Subsequent Event

On January 31, 2007, the net assets of the High Quality Bond Fund were acquired by the Intermediate Bond Fund and the High Quality Bond Fund closed operations.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds

By (Signature and Title)*                 /s/ Joel B. Engle
                           -----------------------------------------------------
                           Joel B. Engle, Treasurer, STI Classic Funds

Date             2/27/07
     --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ R. Jeffrey Young
                          ------------------------------------------------------
                          R. Jeffrey Young, President, STI Classic Funds

Date             2/28/07
     --------------------------------

By (Signature and Title)*                 /s/ Joel B. Engle
                          ------------------------------------------------------
                          Joel B. Engle, Treasurer, STI Classic Funds

Date             2/27/07
     --------------------------------

* Print the name and title of each signing officer under his or her signature.